File Nos.   333-95729
                                                                       811-05618
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION  STATEMENT UNDER THE SECURITIES ACT OF 1933                   (X)
            Pre-Effective  Amendment No.                                   ( )
            Post-Effective  Amendment No. 12                               (X)

REGISTRATION  STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           (X)
            Amendment  No.   148                                           (X)

                       (Check appropriate box or boxes.)

     ALLIANZ  LIFE  VARIABLE  ACCOUNT  B
     -----------------------------------
        (Exact  Name  of  Registrant)

     ALLIANZ  LIFE  INSURANCE  COMPANY  OF  NORTH  AMERICA
     -----------------------------------------------------
        (Name  of  Depositor)


     5701 Golden Hills Drive,  Minneapolis,  MN                         55416
     -------------------------------------------                         -----
     (Address  of  Depositor's  Principal  Executive  Offices)      (Zip Code)


Depositor's  Telephone  Number,  including  Area  Code    (763)  765-2913

     Name  and  Address  of  Agent  for  Service
     -------------------------------------------
          Stewart D. Gregg
          Allianz  Life  Insurance  Company  of  North  America
          5701 Golden Hills Drive
          Minneapolis,  MN    55416
          (763) 765-2913

It is proposed that this filing will become effective:

     _____  immediately  upon filing pursuant to paragraph (b) of Rule 485
     _____  on (date) pursuant  to  paragraph (b) of Rule 485
     __X__  60 days after filing pursuant to paragraph (a)(1) of Rule 485
     _____  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:

     _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:

     Individual Deferred Variable Annuity Contracts

The prospectus and SAI filed herewith are not intended to supersede nor change the date of the USAllianz Rewards (R) variable annuity prospectus and SAI filed with Post-Effective Amendment No. 11 to Registration File Nos. 333-95729 and 811-05618, electronically filed on April 25, 2003.

                                     PART A

                       THE USALLIANZ HIGH FIVE (TM) BONUS

                            VARIABLE ANNUITY CONTRACT

                                    issued by

                         ALLIANZ LIFE VARIABLE ACCOUNT B

                                       and

                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

This prospectus describes a bonus individual flexible purchase payment variable deferred annuity contract (Contract) issued by Allianz Life Insurance Company of North America (Allianz Life, we, us, our).

FOR YOUR CONVENIENCE WE HAVE PROVIDED A GLOSSARY (SEE SECTION 13) THAT DEFINES KEY, CAPITALIZED TERMS THAT ARE USED IN THIS PROSPECTUS.

The Contract is called "flexible purchase payment" because you can generally make Purchase Payments at any time and for any amount (subject to certain restrictions) during the Accumulation Phase, which is the first of the Contract's two phases. The Contract is called a "deferred" annuity contract because Annuity Payments to you from the Contract are deferred until the Payout Phase, the second of the Contract's two phases.

The Contract is a "variable" contract because your Contract Values and/or your variable Annuity Payments will increase or decrease depending on the performance of the underlying Investment Options you select.

The Contract offers a bonus feature during the Accumulation Phase on each net Purchase Payment received prior to any owner's 81st birthday. The bonus is subject to a vesting schedule. Contract charges are assessed against the total value of your Contract, including any unvested bonus amounts. Annuity contracts that credit a bonus generally have higher fees and charges than contracts that do not credit a bonus.

The Contract provides for Living Guarantees. These guarantees are the Guaranteed Account Value Benefit (GAV Benefit), the Guaranteed Minimum Income Benefit
(GMIB) and the Guaranteed Withdrawal Benefit (GWB). There are no additional fees and charges associated with these Living Guarantees. The Living Guarantees are provided as a package and are not available individually. In some states, the Living Guarantees may include only one or two of the benefits.

The GAV Benefit guarantees that beginning on your fifth Contract Anniversary, and on each subsequent Contract Anniversary until the Contract terminates or you begin receiving Annuity Payments, your Contract Value will be at least equal to the Guaranteed Account Value (GAV) from five years ago, reduced by subsequent partial withdrawals. The GAV Benefit is intended to provide a level of protection for the principal you have invested in the Contract as well as to lock in some of your investment gains from prior years. However, the GAV Benefit does not provide any protection until the fifth and subsequent Contract Anniversaries, and it does not lock in any investment gains until at least five years after they occur. The GAV benefit is supported by automatic transfers from the Investment Options to the Fixed Period Accounts (FPAs) during market declines. Transfers from the FPAs may involve a Market Value Adjustment (MVA).

The GMIB guarantees a minimum level of income through Annuity Payments after the fifth Contract Year. The GWB guarantees a minimum level of income through partial withdrawals.

You can allocate your Purchase Payments to the Investment Choices available under your Contract. The Investment Choices currently include the variable Investment Options listed below and any available Fixed Account Investment Choices. The variable Investment Options invest in different types of securities and follow varying investment strategies. Depending on market conditions, you can gain or lose value by investing in the Investment Options. You can select up to ten Investment Options at any one time. One or more of the Investment Choices may not be available in your state. We may add, substitute or remove Investment Choices in the future.

AIM
USAZ AIM Basic Value Fund
USAZ AIM Blue Chip Fund
USAZ AIM Dent Demographic Trends Fund
USAZ AIM International Equity Fund

ALLIANCEBERNSTEIN
USAZ AllianceBernstein Growth and Income Fund
USAZ AllianceBernstein Large Cap Growth Fund
USAZ AllianceBernstein Technology Fund

DAVIS
Davis VA Financial Portfolio
Davis VA Value Portfolio

DREYFUS
Dreyfus IP Small Cap Stock Index Portfolio
Dreyfus Stock Index Fund

FRANKLIN TEMPLETON
Franklin Global Communications Securities Fund
Franklin Growth and Income Securities Fund
Franklin High Income Fund
Franklin Income Securities Fund
Franklin Large Cap Growth Securities Fund
Franklin Real Estate Fund
Franklin Rising Dividends Securities Fund
Franklin Small Cap Fund
Franklin Small Cap Value Securities Fund
Franklin U.S. Government Fund
Franklin Zero Coupon Fund 2005
Franklin Zero Coupon Fund 2010
Mutual Discovery Securities Fund
Mutual Shares Securities Fund
Templeton Developing Markets Securities Fund
Templeton Foreign Securities Fund
Templeton Growth Securities Fund
USAZ Templeton Developed Markets Fund

JENNISON
Jennison 20/20 Focus Portfolio
SP Jennison International Growth Portfolio
SP Strategic Partners Focused Growth Portfolio

OPPENHEIMER
Oppenheimer Global Securities Fund/VA
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Fund/VA
USAZ Oppenheimer Emerging Growth Fund

PIMCO
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT StocksPLUS Growth and Income Portfolio
PIMCO VIT Total Return Portfolio
USAZ PIMCO NFJ Small Cap Value Fund
USAZ PIMCO PEA Growth and Income Fund
USAZ PIMCO PEA Renaissance Fund
USAZ PIMCO PEA Value Fund

SELIGMAN
Seligman Small-Cap Value Portfolio

USAZ
USAZ Money Market Fund

VAN KAMPEN
USAZ Van Kampen Aggressive Growth Fund
USAZ Van Kampen Comstock Fund
USAZ Van Kampen Emerging Growth Fund
USAZ Van Kampen Global Franchise Fund
USAZ Van Kampen Growth and Income Fund
USAZ Van Kampen Growth Fund

Please read this prospectus before investing and keep it for future reference. It contains important information about your annuity. This prospectus is not an offering of the securities in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT FEDERALLY INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

VARIABLE ANNUITY CONTRACTS ARE COMPLEX INSURANCE AND INVESTMENT VEHICLES. BEFORE YOU INVEST, BE SURE TO ASK YOUR REGISTERED REPRESENTATIVE ABOUT THE CONTRACT'S FEATURES, BENEFITS, RISKS AND FEES, AND WHETHER THE CONTRACT IS APPROPRIATE FOR YOU BASED UPON YOUR FINANCIAL SITUATION AND OBJECTIVES.

Dated: ___, 2004.

TABLE OF CONTENTS
--------------------------------------------------------------------------------
Summary                                                               5

Fee Tables                                                            9

1.THE VARIABLE ANNUITY CONTRACT                                      15
     Ownership                                                       15
         Contract Owner                                              15
         Joint Owner                                                 15
         Annuitant                                                   15
         Payee                                                       15
         Beneficiary                                                 15
         Assignment of a Contract                                    15

2. ANNUITY PAYMENTS (THE PAYOUT PHASE)                               16
     Income Date                                                     16
     Annuity Payments                                                16
     Partial Annuitization                                           17
     Annuity Options                                                 17
     Guaranteed Minimum Income Benefit (GMIB) -
        Annuity Income Protection                                    18

3. PURCHASE                                                          22
     Purchase Payments                                               22
     Bonus                                                           22
     Automatic Investment Plan                                       23
     Allocation of Purchase Payments                                 23
     Tax-Free Section 1035 Exchanges                                 23
     Faxed Applications                                              23
     Free Look/Right to Examine                                      23
     Accumulation Units                                              23

4.   INVESTMENT OPTIONS                                              25
     Substitution and Limitation on
         Further Investments                                         30
     Transfers                                                       30
         Telephone Transfers                                         31
         Excessive Trading                                           32
     Dollar Cost Averaging (DCA) Program                             32
     Flexible Rebalancing                                            32
     Financial Advisers -
         Asset Allocation Programs                                   33
     Voting Privileges                                               33

5. THE FIXED ACCOUNT                                                 33
     Fixed Period Accounts (FPAs)                                    31
     Market Value Adjustment (MVA)                                   32
     FPA Guaranteed Minimum Value                                    33

6. GUARANTEED ACCOUNT VALUE (GAV) BENEFIT                            34
     Calculating the GAV                                             34
     GAV Transfers                                                   37
     The GAV Fixed Account Minimum                                   37
     Resetting the GAV Benefit                                       38
     Other Information on the GAV Benefit                            38

7.   EXPENSES                                                        33
     Separate Account Annual Expenses                                33
         Mortality and Expense Risk (M&E) Charge                     34
         Administrative Charge                                       34
     Contract Maintenance Charge                                     34
     Withdrawal Charge                                               35
         Partial Withdrawal Privilege                                35
         Reduction or Elimination of the Withdrawal Charge           35
     Commutation Fee                                                 36
     Transfer Fee                                                    36
     Premium Taxes                                                   37
     Income Taxes                                                    37
     Investment Option Expenses                                      37

8.  TAXES                                                            37
    Annuity Contracts in General                                     37
    Qualified Contracts                                              37
    Multiple Contracts                                               38
    Partial 1035 Exchanges                                           38
    Distributions-- Non-Qualified Contracts                          38
    Distributions-- Qualified Contracts                              39
    Diversification                                                  40

9.  ACCESS TO YOUR MONEY                                             40
    Guaranteed Withdrawal Benefit (GWB)                              41
    Systematic Withdrawal Program                                    42
    Minimum Distribution Program                                     43
    Suspension of Payments or Transfers                              43

10. PERFORMANCE AND ILLUSTRATIONS                                    43

11. DEATH BENEFIT                                                    44
    Upon Your Death                                                  45
    Traditional Guaranteed Minimum Death Benefit
       (Traditional GMDB)                                            45
    Enhanced Guaranteed Minimum Death Benefit
       (Enhanced GMDB)                                               45
    Death Benefit Examples                                           47
    Death Benefit Payment Options                                    47
    Death of the Annuitant                                           48

12. OTHER INFORMATION                                                48
    Allianz Life                                                     48
    The Separate Account                                             48
    Distribution                                                     48
    Additional Credits for Certain Groups                            49
    Administration                                                   49
    Financial Statements                                             49

13. GLOSSARY                                                         49

14. TABLE OF CONTENTS OF THE STATEMENT OF
     ADDITIONAL INFORMATION                                          51

15. PRIVACY NOTICE                                                   52

APPENDIX A - ANNUAL OPERATING EXPENSES FOR
    EACH INVESTMENT OPTION                                           47

APPENDIX B - CONDENSED FINANCIAL INFORMATION                         53

SUMMARY
--------------------------------------------------------------------------------

The sections in this summary correspond to sections in this prospectus which discuss the topics in more detail.

THE VARIABLE ANNUITY CONTRACT: The annuity Contract offered by Allianz Life provides a means for investing on a tax-deferred basis in the Investment
Choices. The Contract is intended for retirement savings or other long-term investment purposes. You can purchase the Contract as a Non-Qualified Contract or as a Qualified Contract.

The Contract provides several different Annuity Payment options that you can choose from and a Traditional Guaranteed Minimum Death Benefit (Traditional
GMDB). The Traditional GMDB guarantees a minimum death benefit of the total Purchase Payments (not including any bonus) adjusted for partial withdrawals.

If all owners are 79 or younger on the Issue Date, you can instead select the Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB) for an additional charge. The Enhanced GMDB guarantees a minimum benefit of the greater of: a) total Purchase Payments (not including any bonus) adjusted for partial withdrawals, or b) the Maximum Anniversary Value (MAV) on each Contract Anniversary prior to any owner's 81st birthday. The MAV is adjusted for subsequent partial withdrawals and subsequent Purchase Payments (not including any bonus). The Enhanced GMDB may not be available in all states. Check with your registered representative regarding the availability of the Enhanced GMDB in your state.

THE ENHANCED GMDB MAY BE LIMITED AFTER AGE 81. AS A RESULT, ANY CONTRACT OWNER WHO IS AGE 75 OR OLDER WHEN ADDING THIS FEATURE TO THEIR CONTRACT SHOULD DETERMINE IF PURCHASING A BENEFIT FOR WHICH THERE IS AN ADDITIONAL COST IS APPROPRIATE FOR THEIR SITUATION.

You can only select one death benefit and once you select a death benefit you cannot change or cancel it. The death benefits are described in more detail in section 11, Death Benefit.

The Contract also provides Living Guarantees for no additional charge. Under these guarantees, you will have the following three benefits:

1. The Guaranteed Account Value Benefit (GAV Benefit). We guarantee that beginning on your fifth Contract Anniversary and on each successive anniversary until the Contract terminates or you start receiving Annuity Payments, your Contract Value will at least be equal to the GAV from five years ago less any adjusted partial withdrawals you made in the last five years. At Contract issue we set the GAV equal to your initial Purchase Payment (not including any bonus). Then on each Contract Anniversary we reset the GAV to be equal to the greater of: a) the prior GAV adjusted for additional Purchase Payments (not including any bonus) and partial withdrawals, or b) the highest Contract Value (the MAV) on any Contract Anniversary. The GAV Benefit may not be available in all states. Check with your registered representative regarding the availability of the GAV Benefit in your state. For more details see section 6, Guaranteed Account Value (GAV) Benefit.

2. The Guaranteed Minimum Income Benefit (GMIB). We generally base GMIB Annuity Payments on the greater of: a) total Purchase Payments (not including any bonus) adjusted for partial withdrawals, or b) the MAV prior to any owner's 81st birthday adjusted for subsequent partial withdrawals and subsequent Purchase Payments (not including any bonus). The GMIB may not be available in all states. Check with your registered representative regarding the availability of the GMIB in your state. For more details see section 2, Annuity Payments (The Payout Phase).

YOU MUST HOLD THE CONTRACT FOR FIVE COMPLETE CONTRACT YEARS BEFORE EXERCISING THE GMIB OR RECEIVING ANY ADJUSTMENT TO YOUR CONTRACT VALUE FROM THE GAV BENEFIT. THESE BENEFITS MAY NOT BE APPROPRIATE FOR YOU IF YOU INTEND TO HOLD THE CONTRACT FOR LESS THAN FIVE YEARS.

3. The Guaranteed Withdrawal Benefit (GWB). This benefit provides a guaranteed income through partial withdrawals each Contract Year of up to 10% of your total Purchase Payments (not including any bonus), regardless of your Contract Value. You can continue to make these guaranteed withdrawals until the sum of the amounts withdrawn (prior to any MVA) in all Contract Years reaches 100% of your total Purchase Payments (not including any bonus) adjusted for any excess partial withdrawals. The GWB is non-cumulative, which means that if you do not use the 10% in a given Contract Year, it will not carry over to the next year. Amounts you receive under the GWB will be taxed as withdrawals. These guaranteed withdrawals are also subject to the partial withdrawal privilege, so if you withdraw more than 10% of your total Purchase Payments (not including any bonus) in any given Contract Year, the excess partial withdrawal will be subject to any applicable withdrawal charge and it will reduce the remaining amount available for guaranteed withdrawals in subsequent years. Under the GWB, if your Contract Value is less than or equal to zero, your Contract will continue until you have withdrawn all of your Purchase Payments (not including any bonus) adjusted for any excess partial withdrawals. For more details see section 9, Access to Your Money.

THERE ARE NO ADDITIONAL FEES FOR THE LIVING GUARANTEES. HOWEVER, WE MONITOR YOUR CONTRACT VALUE AND ANY UNVESTED BONUS AMOUNTS DAILY AND SYSTEMATICALLY TRANSFER AMOUNTS BETWEEN THE FIXED PERIOD ACCOUNTS (FPAS) AND YOUR SELECTED INVESTMENT OPTIONS TO SUPPORT THE LIVING GUARANTEES. THIS MEANS THAT YOU MAY NOT ALWAYS BE ABLE TO FULLY PARTICIPATE IN ANY UPSIDE POTENTIAL RETURNS AVAILABLE FROM THE INVESTMENT OPTIONS. ADDITIONALLY, TRANSFERS AND WITHDRAWALS OUT OF THE FPAS MAY BE SUBJECT TO A MVA, WHICH MAY INCREASE OR DECREASE THE VALUE OF YOUR CONTRACT AND/OR THE AMOUNT OF THE WITHDRAWAL OR TRANSFER.

The Living Guarantees, while separate riders, are an integral part of the benefits provided by the Contract. If you want a Contract with a bonus feature but without the Living Guarantees, you may want to consider the USAllianz Rewards(R) variable deferred annuity contract, which essentially offers the same base Contract and which may in some instances provide a higher credited bonus. There are no GAV Transfers made under the Rewards contract. The Rewards contract with a Traditional GMDB has the same charges as this Contract. If you choose one of the Rewards contract's GMIBs (which also includes a Guaranteed Partial Withdrawal Benefit) or the Enhanced GMDB, you will pay a higher charge. However, the optional benefits available under the Rewards contract may provide the potential to achieve higher benefit values. You can request the Rewards contract prospectus by calling your registered representative or our Service Center at
(800) 624-0197. Please read it carefully before investing.

The automatic periodic transfers in and out of the FPAs to support the Living Guarantees (GAV Transfers) may affect the flexible rebalancing program (if elected) or any asset allocation strategy you have established. In addition, to the extent that your investment in the Contract is part of a larger portfolio strategy, and you are relying on the Contract for participation in the equity markets, any GAV Transfers from an equity Investment Option into a FPA may affect this strategy. You should review the effect that a purchase of a Contract with Living Guarantees may have on your investment strategies and whether this Contract is appropriate for your situation.

The Contract may be used as a funding vehicle for asset-based fee arrangements offered by brokerage firms or their associated investment advisory firms. There may be fees and charges assessed by these firms for their asset-based programs. These fees and charges would be in addition to the charges and other deductions we describe elsewhere in this prospectus. Any withdrawals made to pay these fees and charges are considered withdrawals under this Contract. Your registered representative will be able to describe the fees assessed in connection with any such asset-based programs. Allianz Life does not sponsor these programs, set the fees for the programs, or assume any responsibility for the programs. For more information, see section 4, Investment Options - Financial Advisers - Asset Allocation Programs.

We currently do not permit Contract Owners to borrow money from us using the Contract as security for the loan.

SOME CONTRACT FEATURES MAY NOT BE AVAILABLE IN ALL STATES.

ANNUITY PAYMENTS: The Income Date is the date the Payee begins receiving Annuity Payments. You generally can elect to receive your Annuity Payments as a variable payout, a fixed payout, or a combination of both under a variety of Annuity Options. If you choose to receive any part of your Annuity Payments as a variable payout, the dollar amount of your payments will go up or down based on the performance of the Investment Options. For more information see section 2, Annuity Payments (The Payout Phase).

PURCHASE: You can buy the Contract with $25,000 or more if both you and the Annuitant are age 80 or younger on the Issue Date. You can add $250 or more (or $100 if you select our automatic investment plan) any time during the Accumulation Phase. The maximum cumulative Purchase Payments we will accept without prior approval is $1 million (including amounts already invested in other Allianz Life variable annuities). Your registered representative can help you complete the appropriate forms. For more information, see section 3, Purchase.

BONUS: For all Purchase Payments you make prior to your 81st birthday, Allianz Life will credit your Contract with a bonus at the time of contribution to the Contract. The amount of the bonus will be based on the total amount of Purchase Payments you have made at the time of the contribution, less any withdrawals (prior to any MVA but including any withdrawal charges) you have made. Bonus amounts are available for withdrawal, annuitization or payment of a death benefit only when the bonus becomes vested (which varies depending upon how long we have had your Purchase Payment). In addition, the bonus only becomes part of any guaranteed benefits as it becomes vested.

Contract charges are assessed against the total value of your Contract. Therefore, when we credit your Contract with a bonus, your Contract incurs expenses on your total Contract Value and any unvested portions of the bonus. If you cancel your Contract during the free look/right to examine period, or if you make a withdrawal, begin to take Annuity Payments or when a death benefit is payable in the first three years from any Purchase Payment date, you will forfeit all or some of your bonus. Since charges will have been assessed against your total Contract Value and any unvested bonus amounts, it is possible that upon withdrawal, particularly in a declining market, you will receive less money back than you would have if you had not received the bonus or not purchased a bonus annuity. We expect to profit from certain charges assessed under the Contract (i.e., the withdrawal charge and the mortality and expense risk charge) associated with the bonus.

INVESTMENT CHOICES: You can allocate Purchase Payments to the Investment Choices available under the Contract. The principal value and investment returns on the variable Investment Options fluctuate and are not guaranteed and you can lose money.

THE FIXED ACCOUNT: You can choose to allocate your money to Fixed Period Accounts (FPAs) in the Fixed Account. However, in some states the FPAs may be limited to GAV Transfers only. The Fixed Account is part of our general account. The general account consists of all of our assets other than those in our variable separate accounts. We have complete ownership and control of all these assets. Only one FPA is available for Purchase Payments and transfers each Contract Year. In the first Contract Year, a FPA with a ten-year Account Period is available. Similarly, a FPA with a nine-year Account Period is available in the second Contract Year, an eight-year Account Period is available in the third year, and so on. After the tenth Contract Year, five-year rolling periods are available: in the 11th Contract Year, a five-year Account Period is available; in the 12th year, a four-year Account Period becomes available and so on until the 16th Contract Year when a new five-year Account Period is again available.

The FPAs are credited with interest rates that vary based on the Account Period (which ranges from one to ten years), and when an allocation was made to the FPA. Generally, the interest rate is higher when the Account Period is longer. The interest rate on a FPA is periodically reset.

Withdrawals and transfers from the FPAs made more than 30 days prior to the end of the Account Period will reflect a Market Value Adjustment (MVA). The MVA may increase or decrease the value of your Contract and/or the amount of the withdrawal or transfer. If you completely transfer or fully withdraw the amount in the FPAs, the minimum value of the amount transferred or withdrawn after any MVA will be at least equal to the FPA Guaranteed Minimum Value.

We will make GAV Transfers to and from the FPAs to support the Living Guarantees. A MVA may apply to GAV Transfers from the FPAs. Your ability to make transfers and/or partial withdrawals from the FPAs is subject to the GAV Fixed Account Minimum. Specific state restrictions may also apply.

For more information on the FPAs see section 5, The Fixed Account. For more information on the interaction between the FPAs and the GAV Benefit, also see section 6, Guaranteed Account Value (GAV) Benefit.

EXPENSES: The Contract has insurance features and investment features, and there are costs related to each. For more information please see the Fee Tables and section 7, Expenses.

Each year, we deduct a $40 contract maintenance charge from your Contract Value during both the Accumulation and Payout Phases. We currently waive this charge during the Accumulation Phase if your total Contract Value and any unvested bonus amounts is at least $75,000 at the time we are to deduct the charge. We currently waive this charge during the Payout Phase if your Contract Value on the Income Date is at least $75,000.

We deduct a mortality and expense risk (M&E) charge from the assets in the Separate Account during both the Accumulation and Payout Phases of your Contract. The M&E charge varies during the Accumulation Phase depending upon the death benefit that applies (see below). We calculate the M&E charge as a percentage of the average daily assets invested in a subaccount on an annual basis. We also deduct an administrative charge during both the Accumulation and Payout Phases of your Contract. The administrative charge is equal to 0.15% of the average daily assets invested in a subaccount on an annual basis. The table that follows shows the total Separate Account expenses (M&E and administrative charges) for each of the death benefits.

SEPARATE ACCOUNT EXPENSES DURING THE ACCUMULATION PHASE:

Traditional GMDB                          1.70%
Enhanced GMDB*                            1.90%

* May not be available in all states.

During the Payout Phase, the total Separate Account annual expenses are equal on an annual basis to 1.70% regardless of the death benefit elected for the Accumulation Phase.

If you take money out of the Contract during the Accumulation Phase, we may assess a withdrawal charge against each Purchase Payment withdrawn. The withdrawal charge starts at 8.5% in the first year and declines to 0% after we have had your Purchase Payment for ten complete years. Withdrawals (liquidations) made during the Payout Phase may be subject to a commutation fee.

Each Investment Option deducts management fees and expenses from the amounts you have in the Investment Option. Some Investment Options also deduct 12b-1 fees from Investment Option assets. For 2002 these expenses and fees ranged, on an annual basis, from 0.51% to 3.78% of an Investment Option's average daily net assets before expense reimbursements and fee waivers.

You can currently make 12 free transfers each Contract Year. After that, we deduct a $25 transfer fee for each additional transfer. Currently we deduct this fee only during the Accumulation Phase, however, we reserve the right to deduct this fee during the Payout Phase.

Allianz Life is responsible for paying any premium and other similar taxes assessed by states and other governmental entities (e.g., municipalities). Premium taxes typically range from 0% to 3.5% of the Purchase Payment, depending on the state or governmental entity. When applicable, we currently withhold premium tax charges when you die, when Annuity Payments begin, or when you make a full withdrawal, whichever comes first. Allianz Life reserves the right to change this practice in the future.

We will pay sales  commissions to broker/dealers  who sell the Contracts.  For a
discussion  of  these   arrangements   see  section  12,  Other   Information  -
Distribution.

TAXES: Your earnings are generally not taxed until you take them out. For tax purposes, if you make a withdrawal during the Accumulation Phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty. Other tax rules and limitations may apply to Qualified Contracts. For more information see section 8, Taxes.

ACCESS TO YOUR MONEY: You can take money out of your Contract during the Accumulation Phase. Withdrawals during the Accumulation Phase may be subject to a withdrawal charge. You may also have to pay income tax and a tax penalty on any money you take out. Your ability to make withdrawals from the FPAs may be limited. Under certain circumstances, you may be able to take money out during the Payout Phase if you select Annuity Option 2 or 4 on a variable payout basis. Money you take out during the Payout Phase under Annuity Option 2 or 4 is subject to a commutation fee. The IRS may apply limits on withdrawals under certain Qualified Contracts. For more information see section 9, Access to Your Money.

DEATH BENEFIT: If you die during the Accumulation Phase, the person you have chosen as a Beneficiary will receive a death benefit. The amount of the death benefit proceeds depends on the death benefit option that applies to your Contract. There may be a death benefit during the Payout Phase depending on the selected Annuity Option. For more information see section 11, Death Benefits.

FREE-LOOK/RIGHT TO EXAMINE: You can cancel the Contract within ten days after receiving it (or whatever period is required in your state). We will pay you the Contract Value on the day we receive your request to cancel the Contract at our Service Center. This may be more or less than your original Purchase Payment. In certain states, or if you have purchased the Contract as an IRA, we will refund the Purchase Payment. The free look provision under the Contract is also called the right to examine. See section 3, Purchase - Free Look/Right to Examine.

PRIVACY POLICY: WE PLACE A HIGH PRIORITY ON MAINTAINING YOUR TRUST AND CONFIDENCE. A NOTICE OF THE PRIVACY POLICY FOLLOWED BY ALLIANZ LIFE AND ITS AFFILIATED COMPANIES IS PROVIDED IN THIS PROSPECTUS TO ENHANCE YOUR UNDERSTANDING OF HOW WE PROTECT YOUR PRIVACY WHEN WE COLLECT AND USE INFORMATION ABOUT YOU, AND THE STEPS WE TAKE TO SAFEGUARD THAT INFORMATION. SEE THE PRIVACY NOTICE THAT APPEARS IN SECTION 15 OF THIS PROSPECTUS.

INQUIRIES: If you have any questions about your Contract or need more information, please contact our Service Center at the phone number or address listed at the back of this prospectus.

FEE TABLEs
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when purchasing, owning and making a full withdrawal from the Contract. The first tables describe the fees and expenses that you will pay if you make a withdrawal from the Contract during the Accumulation Phase, if you make a liquidation during the Payout Phase, or if you make transfers. Taxes, including premium tax charges, also may apply, although they do not appear in these tables. It is our current practice not to make deductions for premium taxes until you make a full withdrawal from your Contract, Annuity Payments begin or you die. For more information see section 7, Expenses.

CONTRACT OWNER TRANSACTION EXPENSES(1)

 WITHDRAWAL CHARGE(2) - during the Accumulation Phase
(as a percentage of each Purchase Payment withdrawn)

                           NUMBER OF COMPLETE YEARS
                      SINCE RECEIPT OF PURCHASE PAYMENT         CHARGE
                                     0                           8.5%
                                     1                           8.5%
                                     2                           8.5%
                                     3                           8.5%
                                     4                           8.0%
                                     5                           7.0%
                                     6                           6.0%
                                     7                           5.0%
                                     8                           4.0%
                                     9                           3.0%
                               10 years or more                  0.0%

In Connecticut, the withdrawal charge, as a percentage of each Purchase Payment withdrawn, is 8.5, 8.5, 8.0, 7.0, 6.0, 5.0, 4.0, 3.0, 2.0, 1.0 and 0.0, for the
time periods referenced above.

COMMUTATION FEE(3) (as a percentage of amount liquidated under variable Annuity
                    Options 2 or 4)

                                 YEARS SINCE
                                  INCOME DATE                   CHARGE
                                     0                            7%
                                     1                            6%
                                     2                            5%
                                     3                            4%
                                     4                            3%
                                     5                            2%
                                     6 years or more              1%

TRANSFER FEE(4) ............First 12 transfers in a Contract Year are currently free. Thereafter, the fee is $25.

(1) If you invest in a Fixed Account Investment Choice, if available, a MVA may apply to certain transactions. This MVA may increase or decrease the value of the amount transferred or withdrawn.

(2) You can make partial withdrawals of up to a total of 10% of Purchase Payments (not including any bonus), each Contract Year and we will not assess a withdrawal charge. This partial withdrawal privilege is non-cumulative, which means if you do not use your 10% free privilege in a given Contract Year, it does not carry over to the next year. See section 9, Access to Your Money for additional options.

(3)      The commutation fee may not apply in all states.

(4) Dollar cost averaging transfers, flexible rebalancing transfers and GAV Transfers are not currently counted against the free transfers we allow. Currently we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct this fee during the Payout Phase.

CONTRACT OWNER PERIODIC EXPENSES

The next table describes the fees and expenses that you will pay periodically during the time that you own your Contract, not including the Investment Option's fees and expenses.

DURING THE ACCUMULATION PHASE:

CONTRACT MAINTENANCE CHARGE(5)........$40 per Contract per year.

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average daily assets invested in a subaccount on an annual basis)

                                               M&E      Admin.      Total
                                             CHARGE     CHARGE     CHARGE
Traditional GMDB                              1.55%      0.15%      1.70%
Enhanced GMDB(6)                              1.75%      0.15%      1.90%

DURING THE PAYOUT PHASE:

CONTRACT MAINTENANCE CHARGE(7)........$40 per Contract per year.

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average daily assets invested in a subaccount on an annual basis)

M&E Charge                                    1.55%
Admin. Charge                                 0.15%
Total Charge                                  1.70%

(5) We currently waive this charge if your total Contract Value and any unvested bonus amounts is at least $75,000 at the time we are to deduct the charge. If you own more than one Contract offered under this prospectus (registered with the same social security number), we will determine the total value of all your Contracts. If the total value of all your Contracts including any unvested bonus amounts is at least $75,000, the charge is waived on all your Contracts (except in Texas).

(6)      May not be available in all states.

(7) We currently waive this charge during the Payout Phase if your Contract Value on the Income Date is at least $75,000.

ANNUAL OPERATING EXPENSES OF THE INVESTMENT OPTIONS

This table describes the total annual operating expenses associated with the Investment Options and shows the minimum and maximum expenses charged by any of the Investment Options before the effect of any contractual expense reimbursement or fee waiver. These expenses are deducted from the Investment Option's assets. These expenses will reduce the performance of the Investment Options and, therefore, will negatively affect your Contract Value and the amounts available for withdrawals and Annuity Payments. They may also negatively impact the death benefit proceeds. We show the expenses as a percentage of an Investment Option's average daily net assets for the most recent fiscal year. The investment advisers for the Investment Options provided this fee and expense information and we did not independently verify it. Please see the Investment Options prospectuses for more information regarding the fees and expenses of the Investment Options.



TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES* (INCLUDING MANAGEMENT FEES, DISTRIBUTION OR 12B-1 FEES, AND OTHER EXPENSES) BEFORE FEE WAIVERS AND EXPENSE REIMBURSEMENTS
                                    MINIMUM                 MAXIMUM
                                     0.51%                    3.78%

* Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. The amount of these fees may be different for each Investment Option.

Appendix A contains more details regarding the annual operating expenses for each of the variable Investment Options, including the amount and effect of any waivers and/or reimbursements.

EXAMPLES
--------------------------------------------------------------------------------

The expenses for your Contract may be different from those shown in the following examples depending upon which death benefit applies.

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses (except the commutation fee), Contract Owner periodic expenses, and the annual operating expenses of the Investment Options before the effect of reimbursements and waivers.

You should not consider the following examples as a representation of past or future expenses. Actual expenses may be greater or less than those shown.

The $40 contract maintenance charge is included in the examples as a prorated charge of $10 based on an assumed average Contract size of $40,000.

Premium taxes may apply but are not reflected in these examples. Bonus amounts are also not reflected in these examples. If bonus amounts were included, expenses would be higher.

For additional information, see section 7, Expenses.

If you make a full withdrawal at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money you may pay the following expenses for Contracts with:

     (a) selection of the Enhanced GMDB (which carries the highest total Separate Account expenses of 1.90%).

     (b) selection of the Traditional GMDB (which carries the lowest total Separate Account expenses of 1.70%).

  --------------------------------------------------------------------- ------------ ------------ ------------ ------------
  TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES BEFORE ANY FEE        1 YEAR       3 YEARS      5 YEARS     10 YEARS
  WAIVERS OR EXPENSE REIMBURSEMENTS OF:
  --------------------------------------------------------------------- ------------ ------------ ------------ ------------
  3.78% (the maximum)                                                   a)  $xx      a)  $xx      a)  $xx      a)  $xx
                                                                        b) 1,407     b) 2,512     b)  3,557    b)  5,750
  --------------------------------------------------------------------- ------------ ------------ ------------ ------------
  0.51% (the minimum)                                                   a)   xx      a)   xx      a)   xx      a)   xx
                                                                        b) 1,084     b)  1,571    b)  2,035    b)  2,944
  --------------------------------------------------------------------- ------------ ------------ ------------ ------------


If you do not make a full withdrawal or if you annuitize the Contract at the end of each time period and assuming a $10,000 investment and a 5% annual return on your money you may pay the following expenses for Contracts with:

     (a)  selection  of the  Enhanced  GMDB (which  carries  the  highest  total
Separate Account expenses of 1.90%).

     (b)  selection  of the  Traditional  GMDB (which  carries the lowest  total
Separate Account expenses of 1.70%).

  --------------------------------------------------------------------- ------------ ------------ ------------ ------------
  TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES BEFORE ANY FEE        1 YEAR       3 YEARS      5 YEARS     10 YEARS
  WAIVERS OR EXPENSE REIMBURSEMENTS OF:
  --------------------------------------------------------------------- ------------ ------------ ------------ ------------
  3.78% (the maximum)                                                   a)  $ xx     a)  $xx      a)  $xx      a)  $xx
                                                                        b)   557     b)  1,662    b) 2,757     b)  5,450
  --------------------------------------------------------------------- ------------ ------------ ------------ ------------
  0.51% (the minimum)                                                   a)    xx     a)   xx      a)   xx      a)   xx
                                                                        b)   234     b)    721    b) 1,235     b)  2,644
  --------------------------------------------------------------------- ------------ ------------ ------------ ------------

See Appendix B - Condensed Financial Information for the Accumulation Unit values.

THESE TABLES WILL BE UPDATED UPON AMENDMENT

1.THE VARIABLE ANNUITY CONTRACT
--------------------------------------------------------------------------------

An annuity is a contract between you, the Contract Owner, and an insurance company (in this case Allianz Life), where the insurance company promises to pay the Payee (you or someone else you choose) an income, in the form of Annuity Payments. The Annuity Payments must begin on a designated date (the Income Date) that is generally at least three years after your Issue Date. Until you decide to begin receiving Annuity Payments, your Contract is in the Accumulation Phase. Once you begin receiving Annuity Payments, your Contract switches to the Payout Phase.

The Contract benefits from tax deferral. Tax deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. For Qualified Contracts, the tax deferral is provided through compliance with specialized tax-qualification rules, and you do not receive any additional tax benefit by purchasing the Contract, although it may offer other features that meet your needs.

Your Investment Choices include the variable Investment Options and any available Fixed Account option. You cannot invest in more than ten Investment Options at any one time. Depending upon market conditions, you can gain or lose value in the Contract based on the investment performance of the variable Investment Options. The variable Investment Options are designed to offer a better return than any available Fixed Account Investment Choice; however, this is not guaranteed.

The amount of Contract Value you are able to accumulate in your Contract during the Accumulation Phase depends in large part upon the investment performance of the Investment Option(s) you select. The amount of the variable Annuity Payments you receive during the Payout Phase also depends in large part upon the investment performance of any Investment Options you select for the Payout Phase.

The Contract also contains a Fixed Account option. If you have money invested in the Fixed Account, the amount of money you are able to accumulate in your Contract during the Accumulation Phase will depend in part upon the total interest credited to your Contract. Amounts allocated to this account earn interest that we declare periodically. The Fixed Period Accounts (FPAs) are part of the Fixed Account to which you may allocate Purchase Payments during the Accumulation Phase. However, in some states the FPAs may be limited to GAV Transfers only. The FPAs have Account Periods ranging from one to ten years. Only one FPA is available for Purchase Payments or transfers in each Contract Year. Withdrawals or transfers from the FPAs may be subject to a Market Value Adjustment (see section 5, The Fixed Account - Market Value Adjustment).

 We will not make any changes to your Contract without your permission except as may be required by law.

OWNERSHIP

CONTRACT OWNER. You, as the Contract Owner, have all the rights under the Contract. The Contract Owner is designated at Contract issue. You can change Contract Owners at any time subject to our approval. However, there may be IRS or other restrictions on changing the ownership of a Qualified Contract. Upon our approval, any change will become effective as of the date you sign the request. Changing ownership may be a taxable event. You should consult with your tax adviser before doing this.

JOINT OWNER. A Non-Qualified Contract can be owned by Joint Owners. Generally, any Joint Owner must be the spouse of the other Contract Owner, although this restriction may not apply in all states. Upon the death of either Joint Owner, the surviving Joint Owner will become the primary Beneficiary. We will then treat any other Beneficiary designation on record at the time of death as a contingent Beneficiary. You can change Joint Owners under the same conditions as described for a Contract Owner.

ANNUITANT. The Annuitant is the individual on whose life we base Annuity Payments. You name an Annuitant subject to our approval. You may change the Annuitant at any time before the Income Date subject to our approval unless the Contract is owned by a non-individual (for example, a qualified plan or trust). You cannot change the Annuitant if the Contract is owned by a non-individual. For a Qualified Contract, there may be a requirement that the owner be the Annuitant.

PAYEE. The Payee is the person you designate to receive Annuity Payments during the Payout Phase. You can be the Payee but it is not required under the Contract.

BENEFICIARY. The Beneficiary is the person(s) or entity you name to receive any death benefit. You name the Beneficiary at Contract issue. You can change the Beneficiary or contingent Beneficiary at any time before your death unless you name an irrevocable Beneficiary. If you do not name a Beneficiary, any death benefit will be paid to your estate.

ASSIGNMENT OF A CONTRACT: An authorized request specifying the terms of an assignment of a Contract must be provided to the Service Center. We will not be liable for any payment made or action taken before we record the assignment. We will not be responsible for the validity or tax consequences of any assignment. After the death benefit has become payable, an assignment can only be made with our consent. If the Contract is assigned, your rights may only be exercised with the consent of the assignee of record.


2.ANNUITY PAYMENTS
(THE PAYOUT PHASE)
-------------------------------------------------------------------------------

INCOME DATE

You can annuitize your Contract and the Payee will receive regular periodic income payments (Annuity Payments) under your Contract. Your Income Date is the date your Annuity Payments will begin. Your Income Date must be the first day of a calendar month and must be at least three years after we issue the Contract. To receive the annuity income protection of the Guaranteed Minimum Income Benefit, your Income Date must be within 30 days following a Contract
Anniversary beginning with the fifth Contract Anniversary (certain other conditions must also be met). Some states may require us to allow you to select an earlier Income Date.

If you do not select an Income Date at Contract issue, we will select one for you. Your Income Date is specified in your Contract. If you do not choose a date, we will apply the latest date allowed for your Contract. You can make an authorized request for a different Income Date after the Issue Date; however, any such request is subject to our approval. Your Income Date must not be later than the Annuitant's 90th birthday unless approved by us. This limitation may not apply when the Contract is issued to a charitable remainder trust. However, the Income Date will never be later than what is permitted under applicable law. After the Income Date, the Living Guarantees and the FPAs will no longer be available. Your election to start Annuity Payments may involve a MVA if any of your Contract Value is in a Fixed Account Investment Choice on the Income Date.

ANNUITY PAYMENTS

Generally, you can elect to receive your Annuity Payments as:

o a variable payout,

o a fixed payout, or

o a combination of both.

Under a fixed payout, all of the Annuity Payments will be the same dollar amount (equal installments) except as provided under Annuity Option 3. If you choose a variable payout, you can select up to ten of the available Investment Options. If you do not tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place on the Income Date. We will not allow you to apply amounts of less than $5,000 to an Annuity Option. If your Contract Value, adjusted for any applicable MVA (less any applicable premium tax) is less than $5,000 on the Income Date, we will refund that amount to you less any applicable withdrawal charge. We may change the frequency of your Annuity Payments if the amount of the payment is less than $20. Guaranteed fixed Annuity Payments are generally based on an interest rate and mortality table specified in your Contract. We may pay fixed Annuity Payments greater than the guaranteed Annuity Payments. If so, these "current" Annuity Payments will be greater than other "current" Annuity Payments if the Income Date is at least ten years from the last Purchase Payment.

If you choose to have any portion of your Annuity Payments based on the investment performance of the Investment Option(s), the dollar amount of your payments will depend upon the following factors:

1) the Contract Value, adjusted for any applicable MVA (less any premium tax) on the Income Date,

2)   the Annuity Option you select,

3) the assumed investment return (AIR) used in the annuity table for the Contract, and

4)   the performance of the Investment Option(s) you selected.

The AIR is 5%. However, we may agree with you to use a different value. The AIR will never exceed 7%. The 7% AIR is not available in all states. Using a higher AIR results in a higher initial Annuity Payment but later payments will increase more slowly when investment performance rises and decrease more rapidly when investment performance declines. If the actual performance exceeds the AIR, your Annuity Payments will increase. Similarly, if the actual rate is less than the AIR, your Annuity Payments will decrease.

The Payee will receive the Annuity Payments. You will receive tax reporting on those payments.

PARTIAL ANNUITIZATION

You are currently allowed to annuitize a portion of your Contract, without annuitizing the entire value according to the applicable annuitization rules. This is referred to as a partial annuitization. A partial annuitization will decrease the amounts available for withdrawal, payment of death benefits and any additional Annuity Payments.

A partial annuitization may be treated as a partial withdrawal for tax purposes. You should consult a tax adviser before requesting a partial annuitization. We may deduct premium taxes from partially annuitized amounts. We do not currently restrict the number of partial annuitizations for a Contract, but we reserve the right to do so.

ANNUITY OPTIONS

You can choose among the income plans (Annuity Options) described below or any other payment option to which we agree. Prior to the Income Date, you can select and/or change the Annuity Option with at least 30 days written notice to us. You cannot change the Annuity Option after your Income Date. If you do not choose an Annuity Option prior to the Income Date, we will make payments to the Payee as a variable payout under Annuity Option 2, which provides a life annuity with ten years of guaranteed monthly payments.

OPTION 1. LIFE ANNUITY. We will make monthly Annuity Payments during the life of the Annuitant, ceasing with the last Annuity Payment due prior to the Annuitant's death.

OPTION 2. LIFE ANNUITY WITH MONTHLY PAYMENTS OVER 10, 15 OR 20 YEARS GUARANTEED. We will make monthly Annuity Payments during the life of the Annuitant. However, if the Annuitant dies before the end of the selected guaranteed period, we will continue to make Annuity Payments for the remainder of the guaranteed period. Alternatively, you may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed monthly Annuity Payments, as of the date we receive proof of the Annuitant's death at our Service Center, commuted as set forth in the Contract. Proof of the Annuitant's death and return of the Contract are required prior to the payment of any commuted values.

While the Annuitant is alive and the number of variable Annuity Payments made is less than the guaranteed number of payments elected, you may request a withdrawal (partial liquidation). We will allow you to make a partial liquidation at least once per Contract Year after the Income Date. The liquidation value is equal to the present value of the remaining guaranteed Annuity Payments based on the Annuity Payment's current value, to the end of the guaranteed period, commuted at the AIR. The total of all partial liquidations, measured as the sum of the percentages of the liquidation value at the time of each partial liquidation, cannot exceed 75%. The minimum amount you can liquidate is $500 or the remaining portion of the available liquidation value. We will subtract a commutation fee from the amount liquidated before we pay you the proceeds. We will process partial liquidations within seven days after your written request is received in good order at our Service Center. After a partial liquidation, we will reduce the subsequent monthly Annuity Payments during the remaining guaranteed period by the percentage of liquidation value liquidated, including the commutation fee. After we have made the guaranteed number of Annuity Payments, we will restore the number of Annuity Units used in calculating the monthly Annuity Payments to their original values as if no liquidations had taken place. This means that after the guaranteed period has expired and while the Annuitant is alive, Annuity Payments will revert back to 100% of the basis that we paid on before the liquidation.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. We will make monthly Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments will continue during the lifetime of the surviving joint Annuitant continues to live at a level of 100%, 75% or 50% (as selected) of the amount that was being paid when both Annuitants were alive. The monthly Annuity Payments will end with the final Annuity Payment due prior to the last survivor's death.

OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH MONTHLY PAYMENTS OVER 10, 15 OR 20 YEARS GUARANTEED. We will make monthly Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments will continue during the lifetime of the surviving joint Annuitant at 100% of the amount that was paid when both Annuitants were alive. However, if the last joint Annuitant dies before the end of the selected guaranteed period, we will continue to make Annuity Payments for the remainder of the guarantee period. Alternatively, you may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed monthly Annuity Payments, as of the date we receive proof of the last surviving Annuitant's death at our Service Center, commuted as set forth in the Contract. Proof of death of both joint Annuitants and return of the Contract are required prior to the payment of any commuted values.

While either the Annuitant or joint Annuitant is alive, and the number of variable Annuity Payments made is less than the guaranteed number of payments elected, you may request a withdrawal (partial liquidation). We will allow you to make a partial liquidation at least once per Contract Year after the Income Date. The liquidation value is equal to the present value of the remaining guaranteed Annuity Payments based on the Annuity Payment's current value, to the end of the guaranteed period, commuted at the AIR. The total of all partial liquidations, measured as the sum of the percentages of the liquidation value at the time of each partial liquidation, cannot exceed 75%. The minimum amount you can liquidate is $500 or the remaining portion of the available liquidation value. We will subtract a commutation fee from the amount liquidated before we pay you the proceeds. We will process partial liquidations within seven days after your written request is received in good order at our Service Center.
After a partial liquidation, we will reduce the subsequent monthly Annuity Payments during the remaining guaranteed period by the percentage of liquidation value liquidated, including the commutation fee. After we have made the guaranteed number of Annuity Payments, we will restore the number of Annuity Units used in calculating the monthly Annuity Payments to their original values as if no liquidations had taken place. This means that after the guaranteed period has expired and while at least one of the Annuitants is alive, Annuity Payments will revert back to 100% of the basis that we paid on before the liquidation.

OPTION 5. REFUND LIFE ANNUITY. We will make monthly Annuity Payments during the lifetime of the Annuitant ceasing with the last Annuity Payment due prior to the Annuitant's death. After the Annuitant's death, you may receive a refund.

For a fixed Annuity Option, the amount of the refund will be any excess of the amount applied to this Annuity Option over the total of all Annuity Payments made under this option. For a variable Annuity Option, the amount of the refund will be the then value of the number of Annuity Units equal to (1) the value applied to this Annuity Option divided by the value of the Annuity Unit used to determine the first Annuity Payment, minus (2) the product of the number of Annuity Units of each Annuity Payment and the number of payments made. We will base this calculation upon the allocation of Annuity Units actually in-force at the time due proof of the Annuitant's death is received at the Service Center. We will not pay a refund if the total refund determined using the above calculation is less than or equal to zero.

GUARANTEED MINIMUM INCOME BENEFIT (GMIB) -- ANNUITY INCOME PROTECTION

In most states you will have a Guaranteed Minimum Income Benefit (GMIB). You must hold the Contract for five complete Contract Years before you can exercise the GMIB. The GMIB does not create Contract Value or guarantee the performance of any Investment Option. Bonus amounts do not become part of the GMIB until they are vested. THE GMIB MAY NOT BE AVAILABLE IN YOUR STATE. CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING AVAILABILITY. PLEASE REFER TO THE APPLICABLE ENDORSEMENTS TO YOUR CONTRACT FOR THE SPECIFIC TERMS AND CONDITIONS OF THE GMIB.

The GMIB provides guaranteed minimum Annuity Payments to the Payee during the Payout Phase. The annuity income protection provided by the GMIB will apply only under the following circumstances:

|X| Your Income Date must be within 30 days following a Contract Anniversary beginning with the fifth Contract Anniversary; and
|X| Annuity Payments can only be made under a fixed annuity payout regardless of the Annuity Option you select.

The GMIB guarantees that your Annuity Payments will be equal to the guaranteed fixed payout rates applied to the GMIB value described below. We will use current fixed payout rates applied to the Contract Value adjusted for any applicable MVA (less any applicable premium tax) to calculate your Annuity Payments if that produces a greater payment.

You can always annuitize your Contract Value three years or more after the Issue Date (some states may require a shorter period of time) under a fixed and/or variable Annuity Option. However, if you do, you cannot use the GMIB value.

If Joint Owners are named, we will use the age of the older Joint Owner to determine the GMIB value. The GMIB applies to the Annuitant if the Contract is owned by a non-individual (for example, a qualified plan or trust).

If any owner is age 80 on the Issue Date, your GMIB value before the date of your death is equal to your total Purchase Payments (not including any bonus) minus each GMIB adjusted partial withdrawal (see below) you make.

If all owners are 79 or younger on the Issue Date your GMIB value before the date of your death is equal to the greater of:

|X| your total Purchase Payments (not including any bonus) minus each GMIB adjusted partial withdrawal (see below) you make, or

|X|  the Maximum Anniversary Value.

MAXIMUM ANNIVERSARY VALUE (MAV)

The MAV on the Issue Date is set equal to your initial Purchase Payment (not including any bonus).

On each Business Day other than a Contract Anniversary, the MAV is equal to: o its value on the immediately preceding Business Day, o plus any additional Purchase Payments (not including any bonus) received that day, and o minus each GMIB adjusted partial withdrawal you make that day.

On every Contract Anniversary prior to your 81st birthday,  the MAV is equal to:
o the highest Contract Value that occurred on any Contract Anniversary,
o plus subsequent additional Purchase Payments (not including any bonus) you made since that Contract Anniversary, and o minus each GMIB adjusted partial withdrawal you made since that Contract Anniversary.

Beginning with the Contract Anniversary that occurs on or after your 81st birthday, we calculate the MAV in the same way that we do on any Business Day other than a Contract Anniversary.

GMIB ADJUSTED PARTIAL WITHDRAWAL =  FPW  +  (RPW  X  GMIB)

     FPW = the amount of the partial withdrawal prior to any MVA that together with any other previous partial withdrawals does not exceed 10% of total Purchase Payments not including any bonus (the partial withdrawal privilege).

     RPW = the remaining amount of the partial withdrawal including any MVA and any withdrawal charge.

     GMIB = the greater of one, or (a) divided by (b) where:

          (a) = the GMIB value on the day of (but prior to) the partial withdrawal.

          (b) = the Contract Value on the day of (but prior to) the partial withdrawal adjusted for any applicable MVA.

EXAMPLE

o You purchase the Contract with an initial Purchase Payment of $100,000 (not including any bonus). You allocate your entire Purchase Payment to the Investment Options and you make no additional Purchase Payments. All owners are age 55 or younger on the Issue Date.
o    The MAV on the fifth Contract Anniversary is $120,000.
o    The MAV on the seventh Contract Anniversary is $150,000.
o You take a partial withdrawal of $20,000 (including the withdrawal charge) in the eighth Contract Year when the Contract Value on the date of (but prior to) the partial withdrawal is $160,000. There is no MVA on the partial withdrawal amount. You take no other partial withdrawals.
o    The Contract Value on the eighth Contract Anniversary is $110,000.
o    The MAV on the tenth Contract Anniversary is $180,000.
o    The MAV on the fifteenth Contract Anniversary is $230,000.

The GMIB adjusted partial withdrawal is equal to:
         The amount of the partial withdrawal subject to the
              partial withdrawal privilege (10% of total Purchase
              Payments) =  0.10  x  $100,000  =                          $10,000
PLUS
         The remaining amount of the partial withdrawal (including any
              MVA and withdrawal charge)                                  10,000
         Multiplied by the greater of a) or b):
              a) one, or
              b) the GMIB value divided by the Contract Value on the date of (but prior to) the partial withdrawal = $150,000/$160,000 =
                   0.94 x 1
                                                                         $10,000
         Total GMIB adjusted partial withdrawal                          $20,000

The GMIB value on the eighth Contract Anniversary is equal to:
         The MAV on the seventh Contract Anniversary                    $150,000
         Minus the GMIB adjusted partial withdrawal in
              the eighth Contract Year                                  - 20,000
                                                                        $130,000

Below are examples of guaranteed monthly Annuity Payments provided by the GMIB. For Annuity Option 3, assume the Annuitant is male and the joint Annuitant is female. Both are age 55 on the Issue Date.

                                                                       GMIB ANNUITY PAYMENTS UNDER...
YOUR INCOME DATE IS                                                            OPTION 2              OPTION 3
WITHIN 30 DAYS AFTER                                        OPTION 1         LIFE ANNUITY           JOINT & LAST
 CONTRACT ANNIVERSARY               GMIB VALUE            LIFE ANNUITY        W/ 10 YEARS        SURVIVOR ANNUITY
            5                      $  120,000           $       540.00      $      531.60         $      440.40
            8                      $  130,000           $       631.80      $      617.50         $      505.70
           10                      $  180,000           $       925.20      $      900.00         $      730.80
           15                      $  230,000           $     1,386.90      $    1,311.00         $    1,055.70

THIS TABLE WILL BE UPDATED UPON AMENDMENT

If the GMIB value is greater than your Contract Value on the Income Date, the Payee might receive a higher Annuity Payment by using the GMIB value. However, the guaranteed fixed payout rates available with the GMIB value might be more conservative than the current fixed payout rates that are otherwise available. Therefore, the Annuity Payment the Payee would receive by using the GMIB value might be less than the payment that would result from using the Contract Value, even if the GMIB value is greater than the Contract Value. We will use whichever amount produces the greater Annuity Payment to calculate the payments.

3.PURCHASE
--------------------------------------------------------------------------------

PURCHASE PAYMENTS

A Purchase Payment is the money you invest in the Contract. The Purchase Payment requirements for this Contract are:

o    The minimum initial payment we will accept is $25,000.

o You can make additional Purchase Payments during the Accumulation Phase of $250 or more (or as low as $100 if you have selected the automatic investment plan). In certain states, additional Purchase Payments can only be made during the first Contract Year. In Connecticut, no Purchase Payments may be made on or after any Contract Owner's 81st birthday.

o The maximum cumulative amount we will accept without our prior approval is $1 million (including amounts already invested in other Allianz Life variable annuities).

We may, at our sole discretion, waive the minimum Purchase Payment requirements. We reserve the right to decline any Purchase Payment. To purchase this Contract, neither you nor the Annuitant can be older than 80 years old on the Issue Date.

This Contract is not designed for professional market timing organizations, other entities, or persons using programmed, large or frequent transfers.

When available, the Contract may be used in connection with certain tax qualified retirement plans. The Contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this Contract does not provide additional tax deferral benefits beyond those provided in the qualified plan. Accordingly, if you are purchasing the Contract through a qualified plan, you should consider purchasing this Contract for its Living Guarantees, death benefit and annuity benefits. Please consult a tax adviser for information specific to your circumstances to determine whether the Contract is an appropriate investment for you.

BONUS

We will credit each Purchase Payment you make prior to any owner's 81st birthday with a bonus at the time it is made. The bonus rate will be based on net Purchase Payments, which is the total amount of Purchase Payments made at the time of the contribution, less any withdrawals you have made (prior to any MVA but including any withdrawal charges). The bonus rates are:

                  NET
                  PURCHASE
                  PAYMENT                             BONUS
                  $0 - $99,999                           4%
                  $100,000 - $999,999                    5%
                  $1,000,000 - $4,999,999                6%
                  $5,000,000 +                           7%

We will credit the bonus to your Contract subject to the following terms.

1) Bonus amounts are available for withdrawal, annuitization or payment of a death benefit only when such amounts become vested. In addition, the bonus only becomes part of any guaranteed benefits as it becomes vested. The vesting schedule is as follows:

                  NUMBER OF COMPLETE
                      YEARS SINCE
                   PURCHASE PAYMENT                VESTING
                        RECEIPT                  PERCENTAGE
                           0                         0%
                           1                         35%
                           2                         70%
                          3+                        100%
2) All bonus amounts and any gains or losses attributable to such amounts are treated as earnings under the Contract and are treated as such for purposes of the withdrawal charge.

3) All gains and losses attributable to the bonus are part of your Contract Value and are always 100% vested.

4) If Joint Owners are named, the age of the older Joint Owner will be used, and if the Contract is owned by a non-individual, then the age of the Annuitant will be used to determine whether a bonus applies.

We pay all bonus amounts from the general account assets of Allianz Life.

Contract charges are deducted from the total value of your Contract. Therefore, your Contract incurs expenses on your total Contract Value and any unvested bonus amounts. If you cancel your Contract during the free look/right to examine period, or if you make a withdrawal, begin to take Annuity Payments or when a death benefit is payable in the first three years from any Purchase Payment date, you will forfeit all or some of your bonus. Since charges will have been assessed against your total Contract Value and any unvested bonus amounts, it is possible that upon withdrawal, particularly in a declining market, you will receive less money back than you would have if you had not received the bonus or not purchased a bonus annuity. We expect to profit from certain charges assessed under the Contract (i.e., the withdrawal charge and the mortality and expense risk charge) associated with the bonus.

AUTOMATIC INVESTMENT PLAN

The automatic investment plan (AIP) is a program that allows you to make additional Purchase Payments to your Contract on a monthly or quarterly basis by electronic transfer of monies from your savings, checking or brokerage account. You may participate in this program by completing the appropriate form. The Service Center must receive your form by the first of the month in order for AIP to begin that same month. Investments will take place on the 20th of the month, or the next Business Day. The minimum investment that can be made by AIP is $100. You may stop or change AIP at any time you want. We need to be notified by the first of the month in order to stop or change AIP that month. If AIP is used for a Qualified Contract, you should consult your tax adviser for advice regarding maximum contributions. The AIP is not available if the Qualified Contract is funding a plan that is tax qualified under section 401 or 403(b) of the Internal Revenue Code.

ALLOCATION OF PURCHASE PAYMENTS

When you purchase a Contract, we will allocate your Purchase Payment and bonus amounts to the Investment Choices you have selected. We ask that you allocate your money in either whole percentages or round dollars. In certain states, additional Purchase Payments can only be made during the first Contract Year (other restrictions may also apply). Transfers do not change the allocation instructions for Purchase Payments. You can instruct us how to allocate additional Purchase Payments and bonus amounts. If you do not instruct us, we will allocate them in the same way as your most recent instructions to us. The bonus will be allocated the same way as the corresponding Purchase Payment. You may change the allocation of future Purchase Payments and bonuses without fee, penalty or other charge upon written notice or telephone instructions to our Service Center. A change will be effective for Purchase Payments and bonuses received on or after we receive your notice or instructions.

We reserve the right to limit the number of Investment Options that you may invest in at one time. Currently, you cannot invest in more than ten Investment Options at any one time. We may change this in the future. However, we will always allow you to invest in at least five Investment Options.

Once we receive your initial Purchase Payment and the necessary information, we will issue your Contract and allocate your first Purchase Payment within two Business Days. If you do not give us all of the information we need, we will contact you or your registered representative to get it. If for some reason we are unable to complete this process within five Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you make additional Purchase Payments, we will credit these amounts to your Contract within one Business Day. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern time.

TAX-FREE SECTION 1035 EXCHANGES

You generally can exchange one annuity contract for another in a "tax-free" exchange under Section 1035 of the Internal Revenue Code. You also can generally exchange a life insurance product for an annuity contract. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this prospectus: you might have to pay a withdrawal charge on your old contract; there will be a new withdrawal charge period for the new Contract; other charges under the new Contract may be higher (or lower); and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the exchange. You should not exchange an existing life insurance product or another annuity contract for this one unless you determine that the exchange is in your best interest.

FAXED APPLICATIONS

We will accept Contract applications delivered in writing, as well as via fax. We will treat a manually signed faxed application as an application delivered in writing. Please note that fax communications may not always be available. Any fax system, whether it is ours, yours or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should submit your application in writing to our Service Center. We do not currently accept applications delivered via e-mail, web site, or other electronic communications. This may be available in the future.

FREE LOOK/RIGHT TO EXAMINE

If you change your mind about owning the Contract, you can cancel it within ten days after receiving it (or the period required in your state). When you cancel the Contract within this time period, we will not assess a withdrawal charge. You will receive your Contract Value as of the day we receive your request. In certain states, or if you have purchased the Contract as an IRA, we may be required to give you back your Purchase Payment if you decide to cancel your Contract within ten days after receiving it (or the period required in your state). If that is the case, we reserve the right to allocate your initial Purchase Payment and any bonus to the USAZ Money Market Fund for 15 days after we receive it. At the end of that period, we will re-allocate your money as you selected. Currently, however, we will directly allocate your money to the Investment Choices as you have selected on your application. The free look provision under the Contract is also called the right to examine.

ACCUMULATION UNITS

Your Contract Value plus any unvested bonus amounts in the subaccounts (Separate Account Value) will go up or down based upon the investment performance of the Investment Option(s) you choose. The value of your Contract will also depend on the charges of the Contract. In order to keep track of your Separate Account Value, we use a measurement called an Accumulation Unit (which is like a share of a mutual fund). If you select variable payouts during the Payout Phase of the Contract, we call this measurement an Annuity Unit.

When you make a Purchase Payment, we credit your Contract with Accumulation Units for any amounts allocated to an Investment Option. The Purchase Payments and any bonus you allocate to the Investment Options are actually placed into subaccounts. Each subaccount invests exclusively in one Investment Option. We determine the number of Accumulation Units we credit your Contract by dividing the amount allocated to a subaccount by the value of the corresponding Accumulation Unit.

Every Business Day, we determine the value of an Accumulation Unit for each subaccount by multiplying the Accumulation Unit value for the previous period by the net investment factor for the current period. We determine the net investment factor by:

o dividing the net asset value of a subaccount at the end of the current period by the net asset value of the subaccount for the previous period; and

o multiplying it by one minus the amount of the total Separate Account expense for the period and any charges for taxes.

We calculate the Separate Account Value by multiplying the Accumulation Unit value in each subaccount by the number of Accumulation Units for each subaccount and then adding those results together.

We calculate the value of each Accumulation Unit after regular trading on the New York Stock Exchange closes each Business Day.

EXAMPLE:

On Wednesday we receive an additional Purchase Payment of $3,000 from you and assume the bonus rate is 4%. When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit based on an investment in the Investment Option you chose is $13.25. We then divide $3,120 ($3,000 Purchase Payment plus $120 bonus amount) by $13.25 and credit your Contract on Wednesday night with 235.47 Accumulation Units of that Investment Option.

4.INVESTMENT OPTIONS
--------------------------------------------------------------------------------

The Contract offers the Investment Options listed in the following table. Each Investment Option has its own investment objective. In the future we may add, eliminate or substitute Investment Options.

YOU SHOULD READ THE INVESTMENT OPTION PROSPECTUSES CAREFULLY. The Investment Options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. For example, an Investment Option's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an Investment Option with a small asset base. An Investment Option may not experience similar performance as its assets grow. The operation of the Investment Options and the various risks associated with the Investment Options are described in the Investment Options' prospectuses. To obtain a current prospectus for any of the Investment Options call either your registered representative or us (at the toll free phone number listed at the back of this prospectus). We will send copies of the Investment Option prospectuses to you with your Contract.

Certain Investment Options issue two or more classes of shares and certain share classes may have Rule 12b-1 expenses. The classes of shares currently offered by this Contract are listed in the table of annual operating expenses of the Investment Options that appears in Appendix A. For more information about share classes, see the Investment Options' prospectuses.

The investment objectives and policies of certain Investment Options may be similar to the investment objectives and policies of other portfolios that the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Options may be higher or lower than the results of such portfolios. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Investment Options have the same investment advisers and objectives.

We offer other variable annuity contracts that may invest in the same Investment Options. These contracts may have different charges and may offer different benefits more suitable to your needs. For more information about these contracts, please contact our Service Center.

The following is a list of the Investment Options available under the Contract, the investment advisers and sub-advisers for each Investment Option, the investment objectives for each Investment Option and the primary investments of each Investment Option:


                                                     INVESTMENT OPTIONS
------------------------------------------------------------------------------------------------------------------------------------
                                                    ASSET CATEGORIES
                                           -----------------------------------

Investment Management      Investment             SB  S  CE   IT  HB  IE  L  L  L  S  M   Objective(s) Primary Investments
Company                    Option                 ho  p  aq   ne  io  nq  a  a  a  m  i
----------------------                            on  e  su   tr  gn  tu  r  r  r  a  d
                                                  rd  c  hi   em  hd  ei  g  g  g  l  -
Adviser/Sub-Adviser                               ts  i   v   r    s  rt  e  e  e  l  C
                                                  -   a   a   mB  Y   ny              a
                                                  T   l   l   eo  i   a   B  V  G  C  p
                                                  e   t   e   dn  e   t   l  a  r  a
                                                  r   y   n   id  l   i   e  l  o  p
                                                  m       t   as  d   o   n  u  w
                                                              t       n   d  e  t
                                                              e       a         h
                                                                      l
                  ----------------------- ---- -- -- --- --- --- -- -- --- -- -- ---------------- --------------------------------
   AIM                    USAZ AIM Basic Value                               X          Long-term     At least 65% of total assets
   o managed by           Fund                                                          growth of     in equity securities of U.S.
     USAllianz Advisers,                                                                capital       issuers that have market
     LLC/ A I M Advisors,                                                                             capitalizations of greater
     Inc.                                                                                             than $500 million and that the
                                                                                                      portfolio managers believe to
                                                                                                      be undervalued.
                         -----------------------------------------------------------------------------------------------------------
                          USAZ AIM Blue Chip                                    X       Long-term     At least 80% of net assets in
                          Fund                                                          growth of     the common stocks of blue chip
                                                                                        capital       with a  companies.
                                                                                        secondary
                                                                                        objective of
                                                                                        current income
                         -----------------------------------------------------------------------------------------------------------
                          USAZ AIM Dent               X                                 Long-term     Investment in securities of
                          Demographic Trends                                            growth of     companies that are likely to
                          Fund                                                          capital       benefit from changing demo-
                                                                                                      graphic,economic and lifestyle
                                                                                                      trends. May invest up to 25%
                                                                                                      of total assets in foreign
                                                                                                      securities which no more than
                                                                                                      15% of its total assets may be
                                                                                                      invested in securities of
                                                                                                      companies domiciled  in
                                                                                                      developing countries.
                         -----------------------------------------------------------------------------------------------------------
                          USAZ AIM                                    X                 Long-term     At least 80% of net assets in
                          International Equity                                          growth of     marketable equity securities
                          Fund                                                          capital       of foreign companies that are
                                                                                                      listed on a recognized foreign
                                                                                                      securities exchange or traded
                                                                                                      in a foreign over-the-counter
                                                                                                      market.
 -----------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein       USAZ                                               X          Long-term     At least 65% in dividend
  o  managed by           AllianceBernstein                                             growth of     paying stocks of large
     USAllianzAdvisers,   Growth and Income Fund                                        capital       well-established "blue chip"
     LLC/Alliance Capital                                                                             companies.
     Management L.P.
                         -----------------------------------------------------------------------------------------------------------
                          USAZ                                                  X       Long-term     At least 80% of net assets in
                          AllianceBernstein                                             growth of     equity securities of U.S.
                          Large Cap Growth Fund                                         capital       companies judged by adviser
                                                                                                      likely to achieve superior
                                                                                                      earnings growth.
                         -----------------------------------------------------------------------------------------------------------
                          USAZ                        X                                 Superior      At least 80% of assets in
                          AllianceBernstein                                             long-term     securities of companies
                          Technology Fund                                               growth of     involved with innovative
                                                                                        capital       technologies.
 ----------------------------------------------------------------------------------------------------------------------------------
  Davis                   Davis VA Financial          X                                 Growth of     At least 80% in common stock
   o  managed by Davis    Portfolio                                                     capital       of companies "principally
      Advisors                                                                                        engaged" in financial services
                         -----------------------------------------------------------------------------------------------------------
                          Davis VA Value                                     X          Growth of     Common stock of U.S. companies
                          Portfolio                                                     capital       with market capitalizations of
                                                                                                      at  least $10 billion, which
                                                                                                      adviser believes are of  high
                                                                                                      quality and  whose  shares are
                                                                                                      selling at attractive prices,
                                                                                                      stocksare selected with the
                                                                                                      intention of holding them for
                                                                                                      the long term.
 -----------------------------------------------------------------------------------------------------------------------------------
     Dreyfus              Dreyfus IP Small Cap                                     X    Match         Invests in a representative
   o  managed by The      Stock Index Portfolio                                         performance   sample of stocks included in
      Dreyfus Corporation                                                               of the        the S&P Small Cap 600 Index,
                                                                                        Standard &    and in futures whose
                                                                                        Poors Small   performance is related to the
                                                                                        Cap 600       index, rather than attempt to
                                                                                        Index         replicate the index.
                         -----------------------------------------------------------------------------------------------------------
                          Dreyfus Stock Index                             X             Match total   Invests in all 500 stocks in
                          Fund                                                          return of     the S&P 500 in proportion to
                                                                                        the S&P 500   their weighting in the index.
                                                                                        Composite
                                                                                        Stock Price
                                                                                        Index
 -----------------------------------------------------------------------------------------------------------------------------------
   Franklin Templeton     Franklin Global             X                                 Capital       At least 80% of net assets in
   o  managed by          Communications                                                appreciation  investments of communications
      Franklin            Securities Fund                                               and current   companies. Communications
      Advisers, Inc.                                                                    income        companies are those that are
                                                                                                      primarily engaged in providing
                                                                                                      the  distribution, content and
                                                                                                      equipment related  to the
                                                                                                      creation, transmission or
                                                                                                      processing of information.
                         -----------------------------------------------------------------------------------------------------------
                          Franklin Growth and                             X             Capital       Invests mainly in a broadly
                          Income Securities Fund                                        appreciation, diversified portfolio of
                                                                                        with current  equity securities that the
                                                                                        income as a   Fund's manager considers to be
                                                                                        secondary     financially strong but
                                                                                        goal          undervalued by the market.
                         -----------------------------------------------------------------------------------------------------------
                          Franklin High Income                    X                     High current  Invests mainly in debt
                          Fund                                                          income with   securities offering high yield
                                                                                        capital       and expected total return,
                                                                                        appreciation  including securities that are
                                                                                        as a          rated below investment grade
                                                                                        secondary     or unrated.
                                                                                        goal
                         -----------------------------------------------------------------------------------------------------------
                          Franklin Income                         X                     Maximize      Normally invests in corporate
                          Securities Fund                                               income while  and government bonds and in
                                                                                        maintaining   equity securities that have
                                                                                        prospects for attractive dividend yields.
                                                                                        capital
                                                                                        appreciation
                         -----------------------------------------------------------------------------------------------------------
                          Franklin Large Cap                                    X       Capital       At least 80% of net assets in
                          Growth Securities Fund                                        appreciation  investments of large
                                                                                                      capitalization  companies. For
                                                                                                      this Fund, large cap companies
                                                                                                      are those with market cap
                                                                                                      values within those of the top
                                                                                                      50% of companies in the
                                                                                                      Russell 100 Index, at the
                                                                                                      time of purchase.
                         -----------------------------------------------------------------------------------------------------------
                          Franklin Real Estate        X                                 Capital       At least 80% of net assets in
                          Fund                                                          appreciation  investments of companies
                                                                                        with current  operating in the real estate
                                                                                        income as a   sector. The Fund invests
                                                                                        secondary     primarily in equity real
                                                                                        goal          estate investment trusts
                                                                                                      (REITs).
 -----------------------------------------------------------------------------------------------------------------------------------
   o  managed by          Franklin Rising                                             X Long-term     At least 80% of net assets in
      Franklin            Dividends Securities                                          capital       investments of companies that
      Advisory            Fund                                                          appreciation. have paid rising dividends.
      Services, LLC                                                                     Preservation
                                                                                        of capital is
                                                                                        an important
                                                                                        secondary
                                                                                        consideration
 -----------------------------------------------------------------------------------------------------------------------------------
   o  managed by          Franklin Small Cap                                       X    Long-term     At least 80% of net assets in
      Franklin            Fund                                                          capital       investments of small
      Advisers, Inc.                                                                    growth        capitalization companies. For
                                                                                                      this Fund,small cap companies
                                                                                                      are those with market
                                                                                                      capitalization values not
                                                                                                      exceeding (i) $1.5 billion;or
                                                                                                      (ii) the highest market
                                                                                                      capitalization value in the
                                                                                                      Russell 2000(R)Index;whichever
                                                                                                      is greater at the time of
                                                                                                      purchase.
 -----------------------------------------------------------------------------------------------------------------------------------
   o  managed by          Franklin Small Cap                                       X    Long term     At least 80% of net assets in
      Franklin            Value Securities Fund                                         total return  investments of small
      Advisory                                                                                        capitalization companies. For
      Services, LLC                                                                                   this Fund, small cap companies
                                                                                                      are those with market cap
                                                                                                      values not exceeding 2.5
                                                                                                      billion, at the time of
                                                                                                      purchase. The  Fund's manager
                                                                                                      invests in small companies
                                                                                                      that it believes are
                                                                                                      undervalued.
 -----------------------------------------------------------------------------------------------------------------------------------
   o  managed by          Franklin U.S.           X                                     Income        At least 80% of its net assets
      Franklin            Government Fund                                                             in U.S. government securities,
      Advisers, Inc.                                                                                  primarily fixed and variable
                                                                                                      rate mortgage-backed
                                                                                                      securities, a substantial
                                                                                                      portion of which is in Ginnie
                                                                                                      Maes.
                         -----------------------------------------------------------------------------------------------------------
                          Franklin Zero Coupon    X                                     As high an    At least 80% of net assets in
                          Fund 2005                                                     investment    zero coupon debt securities,
                                                                                        return as is  primarily U.S.Treasury-issued
                                                                                        consistent    stripped securities and
                                                                                        with capital  stripped securities issued by
                                                                                        preservation  the U.S. government and its
                                                                                                      agencies and
                                                                                                      instrumentalities.
                         -----------------------------------------------------------------------------------------------------------
                          Franklin Zero Coupon                X                         As high an    At least 80% of net assets in
                          Fund 2010                                                     investment    zero coupon debt securities,
                                                                                        return as is  primarily U.S.Treasury-issued
                                                                                        consistent    stripped securities and
                                                                                        with capital  stripped securities issued by
                                                                                        preservation  the U.S. government and its
                                                                                                      agencies and
                                                                                                      instrumentalities.
 -----------------------------------------------------------------------------------------------------------------------------------
   o  managed by          Mutual Discovery                            X                 Capital       Invests mainly in U.S. and
      Franklin Mutual     Securities Fund                                               appreciation  foreign equity securities of
      Advisers, LLC                                                                                   companies that the Fund's
                                                                                                      manager believes are available
                                                                                                      at market prices less than
                                                                                                      their intrinsic value, based
                                                                                                      on certain recognized or
                                                                                                      objective criteria; including
                                                                                                      undervalued stocks,
                                                                                                      restructuring companies and
                                                                                                      distressed companies.
                         -----------------------------------------------------------------------------------------------------------
                          Mutual Shares                                               X Capital       Invests mainly in U.S. equity
                          Securities Fund                                               appreciation, securities that the Fund's
                                                                                        with income   manager believes are available
                                                                                        as a          at market prices less than
                                                                                        secondary     their intrinsic value based on
                                                                                        goal          certain recognized or
                                                                                                      objective criteria, including
                                                                                                      undervalued stocks,
                                                                                                      restructuring companies
                                                                                                      and distressed companies.
 -----------------------------------------------------------------------------------------------------------------------------------
   o  managed by          Templeton Developing        X                                 Long-term     At least 80% of net assets in
      Templeton           Markets Securities                                            capital       emerging market investments,
      Asset               Fund                                                          appreciation  primarily equity securities.
      Management, Ltd.
 -----------------------------------------------------------------------------------------------------------------------------------
   o   managed by         Templeton Foreign                           X                 Long-term     At least 80% of net assets in
       Templeton          Securities Fund                                               capital       investments, primarily equity
       Investment                                                                       growth        securities, of issuers located
       Counsel, LLC                                                                                   outside the U.S., including
                                                                                                      those in emerging markets.
 -----------------------------------------------------------------------------------------------------------------------------------
   o   managed by         Templeton Growth                            X                 Long-term     Invests mainly in equity
       Templeton          Securities Fund                                               capital       securities of companies
       Global  Advisors                                                                 growth        located anywhere in the world,
       Limited                                                                                        including those in the U.S.
                                                                                                      and in emerging markets.
 -----------------------------------------------------------------------------------------------------------------------------------
   o  managed by          USAZ Templeton                              X                 Long-term     At least 80% of net assets in
      USAllianz           Developed Markets Fund                                        capital       equity securities of companies
      Advisers, LLC/                                                                    appreciation  located in any developed
      Templeton                                                                                       country outside the U.S., with
      Investment                                                                                      particular areas of interest
      Counsel, LLC                                                                                    in Western Europe, Australia,
                                                                                                      Canada, New Zealand, Hong
                                                                                                      Kong, Japan, Bermuda and
                                                                                                      Singapore.
 -----------------------------------------------------------------------------------------------------------------------------------
   Jennison               Jennison 20/20 Focus                                  X       Long-term     Invests in up to 20 value
   o  managed by          Portfolio                                                     growth of     stocks and 20 growth stocks of
      Prudential                                                                        capital       mid-to-large size U.S.
      Investments Fund                                                                                companies.
      Management
      LLC/Jennison
      Associates, LLC
                         -----------------------------------------------------------------------------------------------------------
                          SP Jennison                                 X                 Long-term     Equity-related securities of
                          International Growth                                          growth of     foreign issuers.
                          Portfolio                                                     capital
                         -----------------------------------------------------------------------------------------------------------
                          SP Strategic Partners                           X             Long-term     At least 65% of total assets
                          Focused Growth                                                growth of     in equity-related securities
                          Portfolio                                                     capital       of U.S. companies that the
                                                                                                      adviser believes to have
                                                                                                      strong capital appreciation
                                                                                                      potential.
 -----------------------------------------------------------------------------------------------------------------------------------
   Oppenheimer            Oppenheimer Global                          X                 Long-term     Securities - mainly common
   o  managed by          Securities Fund/VA                                            capital       stocks, but also other equity
      Oppenheimer Funds,                                                                appreciation  securities including preferred
      Inc.                                                                                            stocks and securities
                                                                                                      convertible into common stock
                                                                                                      -of foreign issuers, "growth
                                                                                                      -type" companies, cyclical
                                                                                                      industries and special
                                                                                                      situations the adviser
                                                                                                      believes offer appreciation
                                                                                                      possibilities.
                         -----------------------------------------------------------------------------------------------------------
                          Oppenheimer High                        X                     High level    High-yield fixed-income
                          Income Fund/VA                                                of current    securities of domestic and
                                                                                        income        foreign issuers.
                         -----------------------------------------------------------------------------------------------------------
                          Oppenheimer Main                                X             High total    Common stocks of U.S.
                          Street  Fund/VA                                               return (which companies; other equity
                                                                                        includes      securities -- such as
                                                                                        growth in the preferred stocks and
                                                                                        value of its  securities convertible into
                                                                                        shares as     common stocks; debt
                                                                                        well as       securities.
                                                                                        current income)
 -----------------------------------------------------------------------------------------------------------------------------------
   o  managed by          USAZ Oppenheimer                                         X    Capital       Invests in companies that have
      USAllianz Advisers, Emerging Growth Fund                                          appreciation  the potential to become
      LLC/Oppenheimer                                                                                 leaders in new emerging
      Funds, Inc.                                                                                     markets.
 -----------------------------------------------------------------------------------------------------------------------------------
   PIMCO                  PIMCO VIT High Yield                    X                     Maximum total At least 80% of assets in
   o  managed by          Portfolio                                                     return,       high-yield securities ("junk
      Pacific Investment                                                                consistent    bonds")rated below investment
      Management Company                                                                with          grade, but at least "B" by
      LLC                                                                               preservation  Moody's or S&P.
                                                                                        of capital and
                                                                                        prudent
                                                                                        investment
                                                                                        management
                         -----------------------------------------------------------------------------------------------------------
                          PIMCO VIT Real Return               X                         Maximum real  At least 65% of its total
                          Portfolio                                                     return,       assets in inflation-indexed
                                                                                        consistent    bonds of varying maturities
                                                                                        with          issued by the U.S. and
                                                                                        preservation  non-U.S. governments, their
                                                                                        of real       agencies or instrumentalities,
                                                                                        capital and   and corporations.
                                                                                        prudent
                                                                                        investment
                                                                                        management
                         -----------------------------------------------------------------------------------------------------------
                          PIMCO VIT StocksPLUS                                  X       Total return  Substantially in S&P 500
                          Growth and Income                                             exceeding     derivatives, backed by a
                          Portfolio                                                     that of the   portfolio of fixed income
                                                                                        S&P 500       instruments.
                         -----------------------------------------------------------------------------------------------------------
                          PIMCO VIT Total                     X                         Maximum total At least 65% of assets in
                          Return Portfolio                                              return,       fixed income instruments of
                                                                                        consistent    varying maturities.
                                                                                        with
                                                                                        preservation
                                                                                        of capital and
                                                                                        prudent
                                                                                        investment
                                                                                        management
 -----------------------------------------------------------------------------------------------------------------------------------
   o  managed by          USAZ PIMCO NFJ Small                                     X    Long-term     At least 80% of its assets in
      USAllianz Advisers, Cap Value Fund                                                growth of     companies with market
      LLC/ NFJ Investment                                                               capital and   capitalization of between $100
      Group LP and PIMCO                                                                income        million and $1.5 billion at
      Advisors Retail                                                                                 the time of investment.
      Holdings LLC

 -----------------------------------------------------------------------------------------------------------------------------------
   o  managed by          USAZ PIMCO PEA Growth                           X             Long-term     At least 65% of its total
      USAllianz Advisers, & Income Fund                                                 growth of     assets in common stocks of
      LLC/PIMCO Equity                                                                  capital ;     companies with market
      Advisors, LLC                                                                     secondary     capitalizations of more than
                                                                                        emphasis on   $1 billion at the time of
                                                                                        income        investment.
                         -----------------------------------------------------------------------------------------------------------
                          USAZ PIMCO PEA                                              X Long-term     At least 65% of total assets
                          Renaissance Fund                                              growth of     in common stocks of companies
                                                                                        capital and   with below-average valuations
                                                                                        income        whose business fundamentals
                                                                                                      are expected to improve.
                         -----------------------------------------------------------------------------------------------------------
                          USAZ PIMCO PEA Value                               X          Long-term     At least 65% of its total
                          Fund                                                          growth of     assets in common stocks of
                                                                                        capital and   companies with market
                                                                                        income        capitalizations of more than
                                                                                                      $5 billion at the time of
                                                                                                      investment.
 -----------------------------------------------------------------------------------------------------------------------------------
   Seligman               Seligman Small-Cap                                       X    Long-term     At least 80% of net assets in
   o  managed by J. & W.  Value Portfolio                                               capital       common stocks of "value"
      Seligman & Co.                                                                    appreciation  companies with small market
      Incorporated                                                                                    capitalization (up to $2
                                                                                                      billion) at the time of
                                                                                                      purchase  by the  portfolio.
 -----------------------------------------------------------------------------------------------------------------------------------
   USAZ                   USAZ Money Market Fund         X                              Current       At least 80% of total assets
   o  managed by                                                                        income        in portfolio of high quality,
      USAllianz Advisers LLC/                                                           consistent    money market investments.
      Prudential                                                                        with stability
      Investment                                                                        of principal
      Management, Inc.
 -----------------------------------------------------------------------------------------------------------------------------------
   Van Kampen
   o managed by           USAZ Van Kampen                                             X Capital       At least 65% of total assets
     USAllianz Advisers,  Aggressive Growth Fund                                        growth        in common stocks and other
     LLC/Van Kampen                                                                                   equity securities the adviser
     Investment Advisory                                                                              believes have an above-average
     Corp.                                                                                            potential for capital growth.
 -----------------------------------------------------------------------------------------------------------------------------------
   o managed by           USAZ Van Kampen                                    X          Capital       Invests primarily in equity
     USAllianz Advisers,  Comstock Fund                                                 growth and    securities, including common
     LLC/Van Kampen                                                                     income        stocks, preferred stocks and
     Asset Management                                                                                 securities convertible into
     Inc.                                                                                             common and preferred stocks.
                         -----------------------------------------------------------------------------------------------------------
                          USAZ Van Kampen                                       X       Capital       Invests primarily  in a
                          Emerging Growth Fund                                          appreciation  portfolio of common stocks of
                                                                                                      emerging growth companies.
                         -----------------------------------------------------------------------------------------------------------
                          USAZ Van Kampen                             X                 Long term     Invests primarily in a
                          Global Franchise Fund                                         capital       non-diversified portfolio of
                                                                                        appreciation  publicly traded equity
                                                                                                      securities  of issuers
                                                                                                      located throughout the
                                                                                                      world that it believes  have,
                                                                                                      among other things, resilient
                                                                                                      business franchises and growth
                                                                                                      potential.
                         -----------------------------------------------------------------------------------------------------------
                          USAZ Van Kampen                                    X          Income and    Invests primarily in
                          Growth and Income Fund                                        long-term     income-producing equity
                                                                                        growth of     securities, including common
                                                                                        capital       stocks and convertible
                                                                                                      securities; also in non-
                                                                                                      convertible  preferred
                                                                                                      stocks and debt  securities
                                                                                                      rated "investment  grade."
 -----------------------------------------------------------------------------------------------------------------------------------
   o  managed by          USAZ Van Kampen                                             X Capital       Invests primarily in common
      USAllianz Advisers  Growth Fund                                                   growth        stocks and other equity
      LLC/Van Kampen                                                                                  securities of growth
      Investment Advisory                                                                             companies.
      Corp.
 -----------------------------------------------------------------------------------------------------------------------------------

Shares of the Investment Options may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies which may or may not be affiliated with Allianz Life. Certain Investment Options may also be sold directly to pension and retirement plans that qualify under Section 401 of the Internal Revenue Code. As a result, a material conflict of interest may arise between insurance companies, owners of different types of contracts and retirement plans or their participants. Each Investment Option's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken.

We may enter into certain arrangements under which we, or our affiliate USAllianz Investor Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services and benefits which we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options or other investment portfolios from Contracts that we issue or administer. Some advisers may pay us more or less than others. The amounts we receive under these arrangements may be significant. In addition, our affiliate USAllianz Investor Services, LLC, may receive 12b-1 fees deducted from certain Investment Option assets attributable to the Contract for providing distribution and support services to some Investment Options. Because 12b-1 fees are paid out of an Investment Option's assets on an ongoing basis, over time they will increase the cost of an investment in the Investment Option.

SUBSTITUTION AND LIMITATION ON FURTHER INVESTMENTS

We may substitute another Investment Option for one of the Investment Options you have selected. Substitutions may be made with respect to existing investments, the investment of future Purchase Payments, or both. New or substitute Investment Options may have different fees and expenses, and their availability may be limited to certain classes of purchasers. We may limit further investment in or transfers to an Investment Option if marketing or tax considerations or investment considerations warrant. We also may close Investment Options to allocations at any time and at our sole discretion. The fund companies which sell shares of the Investment Options to us pursuant to participation agreements may terminate those agreements and discontinue offering their shares to us. We may not substitute any shares without notice to you and prior approval of the SEC, to the extent required by the Investment Company Act of 1940 or other applicable law.

TRANSFERS

You can make transfers among the Investment Choices subject to certain restrictions. Transfers may be subject to a transfer fee and transfers from certain types of Fixed Account Investment Choices may be subject to a MVA. We currently allow you to make as many transfers as you want to each Contract Year. We may change this practice in the future. However, this product is not designed for professional market timing organizations or other persons using programmed, large, or frequent transfers. Such activity may be disruptive to an Investment Choice. We reserve the right to reject any specific Purchase Payment allocation or transfer request from any person, if in the Investment Option investment adviser's or Allianz Life's judgment, an Investment Choice would be unable to invest effectively in accordance with its investment objectives and policies. Excess trading activity can disrupt management strategy and increase expenses, which are borne by all Contract Owners who allocated Purchase Payments or made transfers to the Investment Options, regardless of their activity. There is no minimum required transfer amount.

The following applies to any transfer:

1. We may choose not to allow you to make transfers during the free look/right to examine period.

2.   Your request for a transfer must clearly state:

     o    which Investment Choices are involved in the transfer; and

     o    how much the transfer is for.

3.   Transfers from a Fixed Account Investment Choice may be subject to a MVA.

4.   You can  make  transfers  from the FPAs to the  extent  that the GAV  Fixed
     Account Minimum is met (see section 6, Guaranteed Account Value (GAV) Benefit - The GAV Fixed Account Minimum). These transfers may be subject to a MVA unless the transfers are made 30 days before the end of the Account Period. In some states the FPAs may be limited to GAV Transfers only.

5. You cannot make any transfers within seven calendar days prior to your Income Date.

6. After the Income Date, you may not make a transfer from a fixed payout Annuity Option to a variable payout Annuity Option.

7. After the Income Date, you can transfer from a variable payout Annuity Option to a fixed payout Annuity Option.

8. Your right to make transfers is subject to modification if we determine, in our sole discretion that exercising of the right by one or more Contract Owners is, or would be, to the disadvantage of other Contract Owners. We may apply restrictions in any manner reasonably designed to prevent any use of the transfer right which we consider to be to the disadvantage of other Contract Owners. The modifications that we could apply to transfers may include, but are not limited to:

     o    requiring a minimum time period between each transfer;

     o not accepting a transfer request from a registered representative acting on behalf of more than one Contract Owner;

     o    limiting the dollar amount that you may transfer at any one time; or

     o    not accepting transfer instructions received by telephone or fax.

If we impose a minimum time period between each transfer or if we limit the dollar amount of a transfer and /or restrict the telephone/fax privileges, we will notify you in writing. If we impose any of these restrictions, we may require you to submit instructions in writing.

If we reject a transfer request, we will call your registered representative to request alternate instructions. If we are unable to contact your registered representative, we will contact you directly.

We reserve the right to modify the transfer provisions subject to the guarantees described above and subject to applicable state law at any time without prior notice to any party.

Certain  Investment  Options  may  impose   restrictions  on  transfers  between
Investment Options in an affiliated group of Investment Options if the investment adviser to one or more of the Investment Options determines that the Contract Owner requesting the transfer has engaged or is engaging in market timing or other abusive trading activities. In this event, the transfer may be delayed for one or more Business Days. This restriction would only apply to a transfer between two affiliated Investment Options, and in no event would it restrict a withdrawal from an Investment Option. If we receive a transfer instruction that we cannot implement for a period of time because of transfer restrictions, we will implement the instruction in accordance with the transfer restriction policy of the applicable Investment Option. In this event, you will receive a confirmation showing the date and the Accumulation Unit value at which we effected the transaction. We do not assume any responsibility for any delay in order entry caused by an Investment Option's transfer restriction policy. You should review the Investment Options' prospectuses regarding any applicable transfer restrictions.

TELEPHONE TRANSFERS. You can make transfers by telephone or by fax. We may allow you to authorize someone else to make transfers by telephone or fax on your behalf. If you own the Contract with a Joint Owner, unless you instruct us otherwise, we will accept instructions from either one of you. We will use reasonable procedures to confirm that instructions given to us by telephone are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We tape record all telephone instructions. We reserve the right to discontinue or modify the telephone/fax transfer privilege at any time and for any reason.

We do not currently accept transfer instructions via e-mail, web site, or other electronic communications. This service may be available in the future.

Please note that telephone, fax and/or electronic communications may not always be available. Any telephone, fax and/or computer system, whether it is ours, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer by writing to our Service Center.

EXCESSIVE TRADING. We may allow you to give third parties the right to effect transfers on your behalf. However, when the same third party makes transfers for multiple Contract Owners, the result can be simultaneous transfers involving large amounts of Contract Value. Such transfers can disrupt the orderly management of the Investment Options, can result in higher costs to Contract Owners, and generally are not compatible with the long-range goals of Contract Owners. We believe that such simultaneous transfers effected by such third parties may not be in the best interests of all Contract holders and the management of the Investment Options share this position. Therefore, we may place restrictions designed to prevent any use of a transfer right which we consider to be to the disadvantage of the Contract Owners.

DOLLAR COST AVERAGING (DCA) PROGRAM

The DCA program allows you to systematically transfer a set amount of money each month or quarter from any one Investment Option to other Investment Options. The Investment Option(s) you transfer from may not be the Investment Options you transfer to in this program. You cannot DCA to or from the Fixed Account. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You may only participate in this program during the Accumulation Phase.

Generally,   the  DCA  program   requires  a  $1,500   minimum   investment  and
participation for at least six months (or two quarters).

All DCA transfers will be made on the tenth day of the month unless that day is not a Business Day. If it is not, then the transfer will be made the next Business Day. You may elect this program by properly completing the DCA form provided by us.

Your participation in the program will end when any of the following occurs:

o   the number of desired transfers has been made;

o you do not have enough money in the Investment Option(s) to make the transfer (if less money is available, that amount will be dollar cost averaged and the program will end);

o you request to terminate the program (your request must be received at the Service Center by the first of the month to terminate that month); or

o   the Contract is terminated.

If you participate in the DCA program, there are no fees for the transfers made under the program, we do not currently count these transfers against the free transfers we allow, and you will not be charged additional fees for participating in or terminating this program. We reserve the right to discontinue or modify the DCA program at any time and for any reason.

FLEXIBLE REBALANCING

You can choose to have us rebalance your account. Once your money has been invested, the performance of the Investment Options may cause your chosen allocation to shift. Flexible rebalancing is designed to help you maintain your specified allocation mix among the different Investment Options. The Fixed Account Investment Choices are not part of the flexible rebalancing program. You can direct us to automatically readjust the amounts in your Investment Options on a quarterly, semi-annual or annual basis to return to your selected Investment Option allocations. Flexible rebalancing transfers will be made on the 20th day of the month unless that day is not a Business Day. If it is not, then the transfer will be made on the previous Business Day. The automatic transfers that we make (GAV Transfers) in and out of the FPAs to support the guarantees may affect your flexible rebalancing program. If you participate in the flexible rebalancing program, there are currently no fees for the transfers we make under this program. We do not currently count these transfers against any free transfers we allow and you will not be charged additional fees for participating in this program. We reserve the right to discontinue or modify the flexible rebalancing program at any time and for any reason. To terminate your participation in this program, your request must be received at the Service Center by the eighth of the month to terminate that month.

FINANCIAL ADVISERS - ASSET ALLOCATION PROGRAMS

If you have or establish a relationship with a personal financial adviser and have an advisory agreement that provides that you will pay all or a portion of your adviser's fees out of your Contract, we will, pursuant to written instructions from you in a form acceptable to us, make a partial withdrawal from your Contract to pay for the services of the financial adviser. Any fee that is withdrawn will be treated as a withdrawal under the terms of this Contract. If the Contract is Non-Qualified, the withdrawal will be treated like any other distribution and may be included in your gross income for federal tax purposes and, if you are under age 59 1/2, may be subject to a tax penalty. If the Contract is Qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. You should consult a tax adviser regarding the tax treatment of the payment of financial adviser fees from your Contract.

We do not set the amount of the fees charged or receive any portion of the fees from the adviser. We do not review or approve the actions of any adviser, and do not assume any responsibility for these actions.

VOTING PRIVILEGES

We are the legal owner of the Investment Option shares. However, when an Investment Option solicits proxies in conjunction with a shareholder vote which affects your investment, we will obtain from you and other affected Contract Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. Should we determine that it is no longer required to comply with the above, we will vote the shares in our own right.

5.THE FIXED ACCOUNT
--------------------------------------------------------------------------------

We may change the terms of the Fixed Account in the future. Please contact us for the most current terms.

Any amounts that you allocate to an available Fixed Account Investment Choice or a fixed Annuity Payment become part of the Fixed Account, which is part of our general account. The general account consists of all of our assets other than those in our separate accounts. We have complete ownership of all assets in our general account and we use these assets to support our insurance and annuity obligations other than those funded by our separate accounts. These assets are subject to our general liabilities from business operations. Subject to applicable law, we have sole discretion over the investment of the assets of the general account.

We have not registered the Fixed Account as an investment company under the Investment Company Act of 1940, nor have we registered interests in the Fixed Account under the Securities Act of 1933. As a result, the SEC has not reviewed the disclosures in this prospectus relating to the Fixed Account.

FIXED PERIOD ACCOUNTS (FPAS)

FPAs are a type of Investment Choice available under the Fixed Account. When you allocate money to a FPA we will credit your money with interest. FPAs are available only during the Accumulation Phase. In some states the FPAs may be limited to GAV Transfers only.

FPAs have Account Periods of anywhere from one to ten years. An Account Period is the amount of time we expect money to remain in a FPA. Only one FPA of a specific Account Period is available for Purchase Payments or transfers in each Contract Year.

In most states, you may allocate all or a part of your Purchase Payments to a FPA with a ten-year Account Period at Contract issue. Any additional transfers or Purchase Payments allocated to a FPA during the first Contract Year will also be allocated to this ten-year Account Period. Similarly, a nine-year Account Period is available for allocations in the second Contract Year, an eight-year Account Period is available in the third year, and so on. After the tenth Contract Year, there are five-year rolling Account Periods. In the 11th through the 15th Contract Years allocations can be made to a FPA with an Account Period equal to one plus the remaining number of complete Contract Years to the end of the 15th Contract Year. For example, in the 11th Contract Year a five-year Account Period is available; in the 12th Contract Year a four-year Account Period is available, and so on until the 16th Contract Year when a new five-year Account Period is again available.

Allocations to the FPAs are credited with interest rates that vary based on the Account Period and when the allocation was made. Generally, the longer the Account Period, the higher the interest rate.

Generally, the initial interest rate is set on the date the first allocation is made to a FPA and will remain in effect until the second Contract Anniversary following the allocation. On that Contract Anniversary, the amount initially allocated to the FPA (plus interest) is then credited with the interest rate that we declare for all FPAs with the same Account Period and duration. This interest rate remains in effect for that entire Contract Year. On every Contract Anniversary we can set a new rate for the next Contract Year for all FPAs with the same Account Period and duration. For FPAs with a one-year Account Period, the interest rate is set at the start of the Account Period and is effective for any amounts allocated to the FPAs during the Contract Year. The interest rate for new allocations to a FPA may be different from the interest rate declared for amounts already in the FPAs. For example, new transfers to a FPA later in the third Contract Year may receive a different interest rate than the rate applied to amounts that were allocated to a FPA earlier in that Contract Year.

You can only make withdrawals during the Accumulation Phase. Unless you instruct us otherwise, we will make any partial withdrawal pro rata from the Investment Options. If the Contract Value in the Investment Options is insufficient for the partial withdrawal, then the remaining amount will come from the FPAs. We will account for transfers or partial withdrawals from the FPAs on a first-in, first-out (FIFO) basis. That is, a transfer or a partial withdrawal from the FPAs will reduce amounts in the oldest FPA, then the next oldest, and so on.

Your ability to make transfers and/or partial withdrawals from the FPAs is subject to the GAV Fixed Account Minimum. If you request to transfer or make a partial withdrawal from the FPAs that would reduce the amount in the FPAs below this minimum we will make transfers from the Investment Options to the FPAs in order to reestablish the GAV Fixed Account Minimum (see section 6, Guaranteed Account Value (GAV) Benefit - The GAV Fixed Account Minimum).

Any withdrawal or transfer (whether through your request or through our GAV Transfers to maintain the Living Guarantees) from a FPA may be subject to a Market Value Adjustment. If you completely transfer or fully withdraw the amount in the FPAs, the minimum value of the amount transferred or withdrawn after any MVA will be at least equal to the FPA Guaranteed Minimum Value.

MARKET VALUE ADJUSTMENT (MVA)

A MVA is an adjustment we make for transfers or withdrawals from a FPA that occur at any time other than 30 days before the end of an Account Period. There will be no MVA for transfers or withdrawals that occur within 30 days before the end of the Account Period. The end of the Account Period will first occur on your tenth Contract Anniversary and then on every fifth Contract Anniversary after that (i.e. the 15th Contract Anniversary, the 20th Contract Anniversary, etc.). You will receive a notice mailed at least 30 days in advance of the period in which we will not apply a MVA. We will allocate any amounts (including the GAV Fixed Account Minimum, if applicable) at the end of the Account Period to another FPA with a five-year Account Period.

We also will not apply MVAs to amounts withdrawn for withdrawal charges, the contract maintenance charge, death claims or for amounts you receive if you return the Contract under the free look/right to examine provision. We determine any withdrawal charges based on market value adjusted withdrawals.

IN SOME STATES, THE MVA MAY NOT BE AVAILABLE OR MAY BE LIMITED OR REVISED.

We generally will apply the MVA to amounts in the Fixed Account upon a partial transfer or partial withdrawal from a FPA. If you completely transfer or fully withdraw the amount in the FPAs we will apply the MVA to the amount of the withdrawal or transfer. If you completely transfer or fully withdraw the amount in the FPAs, the minimum value of the amount transferred or withdrawn after any MVA will be at least equal to the FPA Guaranteed Minimum Value. We base this adjustment on a formula called a Market Value Adjustment. At the time of transfer or withdrawal, the MVA formula compares the interest rate that applies to the FPA from which amounts are being removed to the current interest rate offered on new allocations to a FPA of the same Account Period. A MVA can be either positive or negative, depending on the rates that are currently offered on a FPA and this is shown in the following table:

If the interest rate on the FPA
FROM WHICH AMOUNTS ARE BEING REMOVED IS...                    THEN THE MVA IS...

Less than the current interest rate for new
allocations to a FPA of the same Account Period                 negative

Equal to the current interest rate for new
allocations to a FPA of the same Account Period                 zero

Greater than the current interest rate for new
allocations to a FPA of the same Account Period                 positive

The MVA Formula is equal to [(1+I)/(1+J)]N where

I = current interest rate earned in the FPA from which amounts are being transferred or withdrawn.

J = current interest rate for new allocations to a FPA with an Account Period equal to the remaining term in the current Account Period.

N = number of years remaining in the current Account Period (including fraction).

MVA EXAMPLES

The following examples show the effect of the MVA on your Contract.

o You purchase a Contract with an initial Purchase Payment of $100,000 and receive a $5,000 bonus.
o You allocate $10,000 of your initial Purchase Payment (not including any bonus) to a FPA with a ten-year Account Period and an interest rate of 6%.
o    You make no additional Purchase Payments.
o On July 1 of your sixth Contract Year your Contract Value in the FPA is $13,777.88. You transfer the entire amount out of the FPA into the Investment Options.
o On the date of the transfer the current interest rate for the FPA you are transferring out of remained at 6%
o    You make no other transfers or partial withdrawals.

EXAMPLE OF A POSITIVE MVA:

Assume that the current interest rate for a FPA with a five-year Account Period is 5%, then the MVA is (1.06/1.05)4.5 = 1.043577. The amount of the transfer plus the MVA is $13,777.88 x 1.043577 = $14,378.28. In other words, the amount transferred out of the FPA is $13,777.88 and the amount transferred into the Investment Options is $14,378.28.

EXAMPLE OF A NEGATIVE MVA:

Assume that the current interest rate for a FPA with a five-year Account Period is 7%, then the MVA is (1.06/1.07) 4.5 = 0.958626. The amount of the transfer plus the MVA is $13,777.88 x 0.958626 = $13,207.84. In other words, the amount transferred out of the FPA is $13,777.88 and the amount transferred into the Investment Options is $13,207.84.

EXAMPLE OF A MVA ON A PARTIAL TRANSFER:

Assume that instead of transferring the entire amount out of a FPA on July 1 of your sixth Contract Year you request to have $1,000 transferred into the Investment Options. (If you instead request to transfer $1,000 from a FPA, the calculations would be similar to those for the complete transfer above.)

If the interest rate offered on a new FPA with a five-year Account Period is 5%, then the MVA is 1.043577. The amount of the transfer from the FPA plus the MVA is $1,000/1.043577 = $958.24. In other words, the amount transferred out of the FPA is $958.24 and the amount transferred into the Investment Options is $1,000.

If the interest rate offered on a new FPA with a five-year Account Period is 7%, then the MVA is 0.958626. The amount of the transfer from the FPA plus the MVA is $1,000/0.958626 = $1,043.16. In other words, the amount transferred out of the FPA is $1,043.16 and the amount transferred into the Investment Options is $1,000.

FPA GUARANTEED MINIMUM VALUE

If you completely transfer or fully withdraw the amount in the FPAs, the minimum value of the amount transferred or withdrawn after any MVA, is guaranteed to be at least equal to the greater of (a) or (b) where:

     (a) equals all allocations to the FPAs less partial withdrawals (including any withdrawal charges) and transfers from the FPAs, or

     (b)  equals the sum of:

          |X| 87.5% of all allocations to the FPAs, less all partial withdrawals (including any withdrawal charges) and transfers from the FPAs, accumulated at the guaranteed rate specified in the endorsement to your Contract (which is currently 3%)

                      PLUS

          |X| any pro rata portion of the withdrawal charges that would have been assessed against a FPA on a full withdrawal.

All partial withdrawals and transfers in the above calculation of the FPA Guaranteed Minimum Value do not reflect any MVA. In no event will the amount in a FPA adjusted for any applicable MVA be less than the FPA Guaranteed Minimum Value upon complete transfer or full withdrawal.

6.GUARANTEED ACCOUNT VALUE (GAV) BENEFIT
--------------------------------------------------------------------------------

Your Contract provides a long term GAV Benefit during the Accumulation Phase.

THIS BENEFIT MAY NOT BE AVAILABLE IN ALL STATES. CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING AVAILABILITY.

Your Separate Account Value will increase or decrease depending on the performance of the underlying Investment Options you have selected. Depending on market conditions, you can make or lose value in the Investment Options. However, the GAV Benefit is intended to provide a level of protection for your principal and locks in some of the investment gains in your Contract that occurred at least five years ago.

The GAV Benefit guarantees that beginning on your fifth Contract Anniversary, and on each subsequent Contract Anniversary until the Contract terminates or you start receiving Annuity Payments, your Contract Value will be at least equal to the GAV calculated and established five years ago, less all GAV adjusted partial withdrawals you made in the last five years. If your Contract Value is less than this guaranteed amount on the fifth and subsequent Contract Anniversaries, we credit the difference to your Contract Value from our general account. We will not apply a bonus to any GAV credits we make to your Contract.

Assuming no partial withdrawals, the GAV Benefit has the effect of guaranteeing that beginning with your fifth Contract Anniversary (and on each subsequent anniversary until your Income Date or Contract termination) your Contract Value will be at least equal to the GAV on your Issue Date or any Contract Anniversary that occurred at least five years ago. This type of guarantee is sometimes referred to as a "high water mark." For example, assuming no withdrawals, on your 12th Contract Anniversary, the GAV Benefit guarantees your Contract Value will be at least the highest GAV established on the Issue Date or any Contract Anniversary up to and including the seventh Contract Anniversary, that is, the "high water mark" from that period.

As noted above, if on a Contract Anniversary, your Contract Value is less than the guaranteed amount, we will credit your Contract with an amount equal to that difference. We will allocate this "credit" to your Investment Options in proportion to the amount in each of the Investment Options on the date of allocation. We will not apply a bonus to any GAV credits.

An additional Purchase Payment does not become part of the value guaranteed by the GAV Benefit until it is at least five years old, however, an additional Purchase Payment will immediately increase your Contract Value. Thus, if you make a large additional Purchase Payment, the advantage of the GAV Benefit may be diminished because it may decrease the likelihood that you would receive a credit to your Contract. For example, if on the fifth Contract Anniversary your Contract Value is less than the GAV from five years ago we credit your Contract with the difference. Alternatively, if you made a large additional Purchase Payment in the fourth Contract Year that increases your Contract Value on the fifth Contract Anniversary so that it is greater than the GAV from five years ago we would not make a credit to your Contract. To get the maximum benefit from this guarantee, you may want to consider purchasing a new Contract with the additional Purchase Payment.

CALCULATING THE GAV

The GAV Benefit guarantees that beginning on your fifth Contract Anniversary (and on each subsequent Contract Anniversary until your Income Date or Contract termination), your Contract Value will be at least equal to the GAV established five years ago, reduced by the sum of all GAV adjusted partial withdrawals that you have made in the last five years. GAV adjusted partial withdrawals means the sum of each individual GAV adjusted partial withdrawal.

The GAV is established on the Issue Date and is recalculated on every Contract Anniversary. The GAV on the Issue Date is equal to your initial Purchase Payment (not including any bonus).

On the first Contract Anniversary, the GAV is equal to the greater of A or B, where:

          A = Your initial Purchase Payment (not including any bonus) plus any additional Purchase Payments (not including any bonus) received in the first Contract Year and minus any GAV adjusted partial withdrawal for each partial withdrawal you made in the first Contract Year.

          B    = Your Contract Value on the first Contract Anniversary.

On the second and any subsequent Contract Anniversaries, the GAV is equal to the greater of C or D, where:

          C = the GAV from the previous Contract Anniversary plus any additional Purchase Payments (not including any bonus) received in the previous Contract Year and minus any GAV adjusted partial withdrawal for each partial withdrawal you made in the previous Contract Year.

          D    = Your Contract Value on that Contract Anniversary.

GAV ADJUSTED PARTIAL WITHDRAWAL = FPW  +  (RPW  X  GAV)

          FPW = the amount of the partial withdrawal prior to any MVA that together with any other previous partial withdrawals does not exceed 10% of total Purchase Payments not including any bonus (the partial withdrawal privilege).

          RPW = the remaining amount of the partial withdrawal including any MVA and any withdrawal charge.

          GAV  = the greater of one or (a) divided by (b) where:

               (a) = the GAV on the day of (but prior to) the partial withdrawal.
               (b) = the Contract Value on the day of (but prior to) the partial withdrawal adjusted for any applicable MVA.

EXAMPLE

o You purchase the Contract with an initial Purchase Payment of $100,000 and receive a $5,000 bonus. You make no additional Purchase Payments.

o The Contract Value on the first Contract Anniversary is $120,000, on the second Contract Anniversary it's $135,000, and on the third Contract Anniversary it's $150,000. Please note that as the bonus becomes vested, it will increase your Contract Value. However, these amounts do not reflect the unvested portion of the bonus.

o You take a partial withdrawal of $20,000 (including the withdrawal charge) in the fourth Contract Year. The bonus is now 100% vested. Your Contract Value on the date of (but prior to) the partial withdrawal is $160,000. There is no MVA on the partial withdrawal amount. You take no other partial withdrawals.

o    The Contract Value on the fourth Contract Anniversary is $135,000.

         The GAV on the Issue Date                                      $100,000

         The GAV on the first Contract Anniversary equals the greater of A or B:

               A) the initial Purchase Payment plus any other payments made in the first Contract Year minus any GAV adjusted partial withdrawals made in the first Contract Year = $100,000 + 0 - 0 = $100,000

               B)   the  Contract  Value on the  first  Contract  Anniversary  =
                    $120,000

         The GAV on the first Contract Anniversary                      $120,000

         The GAV on the second Contract  Anniversary  equals the greater of C or
           D:

               C) the GAV from the first Contract Anniversary, plus payments made in the second Contract Year, minus any GAV adjusted partial withdrawals made in the second Contract Year $120,000 + 0 - 0 = $120,000

               D) the Contract Value on the second anniversary = $135,000 The GAV on the second Contract Anniversary $135,000

         The GAV on the third Contract Anniversary equals the greater of C or D:

               C)   = $135,000 + 0 - 0 = $135,000

               D) the Contract Value on the third anniversary = $150,000 The GAV on the third Contract Anniversary $150,000

         Calculating the GAV adjusted partial  withdrawal in the fourth Contract
           Year:
              The amount of the partial withdrawal subject to the
                  partial withdrawal privilege (10% of total Purchase
                  Payments) =  0.10  x  $100,000  =                      $10,000
         PLUS
              The remaining amount of the partial withdrawal (including
                  any withdrawal charge)                                  10,000
              Multiplied by the greater of a) or b) where:
                  a)  one, or
                  b)  the GAV divided by the Contract Value on the
                       date of (but prior to) the partial withdrawal =
                       $150,000/$160,000  =  0.94                      x       1
                                                                         $10,000
         Total GAV adjusted partial withdrawal                           $20,000

         The GAV on the fourth Contract  Anniversary  equals the greater of C or
           D:

               C) the GAV from the third Contract Anniversary plus payments made in the fourth Contract Year minus any GAV adjusted partial withdrawals made in the fourth Contract Year = $150,000 + 0 - $20,000 = $130,000

               D)   the  Contract  Value on the fourth  Contract  Anniversary  =
                    $135,000

         The GAV on the fourth Contract Anniversary                     $135,000

APPLYING THE GAV BENEFIT:

o On your fifth Contract Anniversary your Contract Value is $105,000. Your GAV from five years ago (the Issue Date) is $100,000. Then we subtract all the GAV adjusted partial withdrawals you made in the last five years ($20,000), for a total of $80,000. Your Contract Value is greater than the benefit amount so there is no adjustment to your Contract Value on the fifth Contract Anniversary.

o On your sixth Contract Anniversary your Contract Value is $108,000. Your GAV from five years ago (the first Contract Anniversary) is $120,000. Then we subtract all the GAV adjusted partial withdrawals you made in the last five years ($20,000), for a total of $100,000. Your Contract Value is greater than the benefit amount so there is no adjustment to your Contract Value on the sixth Contract Anniversary.

o On your seventh Contract Anniversary your Contract Value is $110,000. Your GAV from five years ago (the second Contract Anniversary) is $135,000. Then we subtract all the GAV adjusted partial withdrawals you made in the last five years ($20,000), for a total of $115,000. Your Contract Value is less than the benefit amount so we will credit $5,000 to your Investment Options on the seventh Contract Anniversary.

Application of the GAV Benefit in tabular form:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                 Contract Value
                                                             guaranteed under the  Amount credited to your
                                                                GAV Benefit (does    Contract under the GAV
                                                               not apply until the  Benefit (does not apply  Contract Value after
                                                                  5th Contract       until the 5th Contract   application of any
                              Contract Value       GAV            Anniversary)            Anniversary)            GAV Benefit
-----------------------------------------------------------------------------------------------------------------------------------
Issue Date                       $100,000        $100,000              --                      --                     --
-----------------------------------------------------------------------------------------------------------------------------------
1st Contract Anniversary         $120,000        $120,000              --                      --                     --
-----------------------------------------------------------------------------------------------------------------------------------
2nd Contract Anniversary         $135,000        $135,000              --                      --                     --
-----------------------------------------------------------------------------------------------------------------------------------
3rd Contract Anniversary         $150,000        $150,000              --                      --                     --
-----------------------------------------------------------------------------------------------------------------------------------
4th Contract Anniversary         $135,000        $135,000              --                      --                     --
-----------------------------------------------------------------------------------------------------------------------------------
5th Contract Anniversary         $105,000        $135,000          $80,000                 No credit.              $105,000
-----------------------------------------------------------------------------------------------------------------------------------
6th Contract Anniversary         $108,000        $135,000         $100,000                 No credit.              $108,000
-----------------------------------------------------------------------------------------------------------------------------------
7th Contract Anniversary         $110,000        $135,000         $115,000                   $5,000                $115,000
-----------------------------------------------------------------------------------------------------------------------------------

Please note that the bonus is only included in the GAV as it becomes vested and we do not apply a bonus to any GAV credits you may receive.

GAV TRANSFERS

There is no additional charge for the GAV Benefit. However, to make this guarantee available, we monitor your Contract Value and any unvested bonus amounts daily and periodically may transfer amounts between the FPAs and the Investment Options you choose. We will transfer amounts from the Investment Options to the FPAs to the extent we deem, in our sole discretion, necessary to support the guarantees under the Contract. We will transfer amounts to the FPAs proportionally from all the Investment Options. We use a mathematical model to make these GAV Transfers based upon your Contract Value and any unvested bonus amounts, the GAV Benefit to be provided in the future, and the time remaining until the guarantees are effective.

Each Business Day, we compare your Contract Value and any unvested bonus amounts, the value of your future GAV Benefit guarantees and the time until each future guarantee becomes effective. Based on this comparison, we may make transfers to or from the FPAs, except that:

o any transfers to the FPAs in the first two Contract Years are limited to 50% of your Purchase Payments (not including any bonus); and,

o any transfers from the FPAs will not include any amount needed to maintain the percentage you allocated to the FPAs according to your most recent allocation instructions. For example, if your most recent allocation instructions indicate you want 10% allocated to the FPAs, we will make sure that when we transfer amounts out of the FPAs that we maintain a balance of 10% in the FPAs.

These GAV Transfers are not subject to any transfer fee and do not count against any free transfers we allow. Transfers out of a FPA may be subject to a MVA (see section 5, The Fixed Account - Market Value Adjustment). Any transfer to the Investment Options will be allocated according to your most recent allocation instructions excluding any allocation you may have made to the FPAs. You have complete discretion over the allocation to the Investment Options. You may transfer amounts into or out of the FPAs subject to the GAV Fixed Account Minimum.

Generally, transfers to the FPAs first occur when the Contract Value and any unvested bonus amounts drop from its last high point by a cumulative amount of 6% to 7% over any period of time. If the Contract Value and any unvested bonus amounts continues to fall, more transfers to the FPAs will occur. As time until application of the GAV Benefit guarantee shortens, the frequency of the allocations increase if your chosen Investment Options perform poorly in relation to the guarantees. When a GAV Transfer occurs, the transferred amount is allocated to the available FPA. The amount allocated to the FPA will remain there until the performance of your chosen Investment Options recovers sufficiently to enable us to transfer amounts back to the Investment Options while maintaining the guarantee protection under this benefit. This generally occurs when the Contract Value and any unvested bonus amounts increases to equal the Contract Value and any unvested bonus amounts at the last high point before the most recent GAV Transfer to the FPAs. As the time until application of the GAV Benefit guarantee shortens, the frequency of allocations back to the Investment Options decreases. See the SAI for more details on the GAV Transfers.

WE WILL TRANSFER AMOUNTS FROM THE INVESTMENT OPTIONS TO THE FPAS TO THE EXTENT WE DEEM, IN OUR SOLE DISCRETION, NECESSARY TO SUPPORT THE GUARANTEES UNDER THE CONTRACT. YOU SHOULD VIEW THE GAV BENEFIT AS A WAY TO PERMIT YOU TO INVEST IN THE VARIABLE INVESTMENT OPTIONS WHILE STILL HAVING YOUR PRINCIPAL AND INVESTMENT GAINS (IF ANY) PROTECTED TO THE EXTENT PROVIDED BY THE GAV BENEFIT. YOU SHOULD NOT VIEW THE GAV BENEFIT AS A "MARKET TIMING" OR OTHER TYPE OF INVESTMENT PROGRAM DESIGNED TO ENHANCE YOUR EARNINGS UNDER THE CONTRACT. IF WE MAKE TRANSFERS FROM YOUR CHOSEN INVESTMENT OPTIONS TO THE FPAS DURING A MARKET DOWNTURN, LESS OF YOUR CONTRACT VALUE WILL BE AVAILABLE TO PARTICIPATE IN ANY UPSIDE POTENTIAL OF THE INVESTMENT OPTIONS IF THERE IS A SUBSEQUENT RECOVERY. THIS MAY POTENTIALLY PROVIDE LESS CONTRACT VALUE.

YOU DO NOT HAVE ANY PROTECTION UNDER THE GAV BENEFIT UNLESS YOU HOLD THE CONTRACT FOR AT LEAST FIVE YEARS. BONUS AMOUNTS DO NOT BECOME PART OF THE GAV BENEFIT UNTIL THEY ARE VESTED. IF YOU THINK THAT YOU MAY TERMINATE THE CONTRACT OR ELECT TO START RECEIVING ANNUITY PAYMENTS BEFORE YOU HAVE HELD THE CONTRACT FOR AT LEAST FIVE YEARS, YOU SHOULD CONSIDER WHETHER PURCHASING THIS CONTRACT IS IN YOUR BEST INTERESTS.

THE GAV FIXED ACCOUNT MINIMUM

The GAV Fixed Account Minimum is the amount that we require to be kept in the FPAs to maintain the guarantee protection provided by the GAV Benefit. You may transfer amounts into or out of the FPAs subject to the GAV Fixed Account Minimum. You can transfer or make a partial withdrawal from the FPAs that would reduce the amount in the FPAs below this minimum by resetting the GAV Benefit. If you allocate or transfer amounts to the FPAs, the amounts we need to transfer to the FPAs in order to maintain the guarantee provided by the GAV Benefit will be less. If you withdraw or transfer amounts out of the FPAs (subject to the GAV Fixed Account Minimum), the amounts we need to transfer to the FPAs in order to maintain the guarantee provided by the GAV Benefit will be greater.

RESETTING THE GAV BENEFIT

You may elect to reset the operation of the GAV Benefit at any time, as long as the reset date is at least 90 days from any earlier reset date and as long as the reset provision is available in your state. Check with your registered representative regarding availability. If you reset the operation of the GAV Benefit, the first Contract Anniversary on which your Contract Value will be guaranteed will be the Contract Anniversary occurring five years after the Contract Anniversary following the reset date. The GAV on the reset date is the greater of:

o the GAV calculated on the last Contract Anniversary occurring before the reset date, plus any additional Purchase Payments (not including any bonus) made since that Contract Anniversary, and minus any GAV adjusted partial withdrawals you made since that anniversary; or

o    your Contract Value.

Unless you instruct us otherwise, we will transfer amounts (excluding any amount needed to maintain the percentage you previously allocated to the FPAs) to the Investment Options on the reset date according to your most recent allocation instructions. If your Contract Value on the reset date is less than the GAV at that time, the GAV Transfers to the FPAs will occur more rapidly and at a larger amount than those for a new Contract with a Purchase Payment (not including any bonus) equal to the Contract Value on the reset date. This occurs because the guarantee available to you on the reset date is larger than the guarantees available for a new Contract.

On the next Contract Anniversary after the reset date, the new GAV is equal to the greater of:

o the GAV established on the reset date, plus any additional Purchase Payments (not including any bonus) received since the reset date, and minus any GAV adjusted partial withdrawals you made since the reset date; or

o    your Contract Value.

On each subsequent Contract Anniversary, the new GAV is calculated as previously described (see "Calculating the GAV").

OTHER INFORMATION ON THE GAV BENEFIT

Once any credits are made to your Contract as a result of the GAV Benefit, the credits become part of your Contract Value and are available for immediate withdrawal. We do not apply a bonus to any GAV credits you might receive and the bonus is only included in the GAV as it becomes vested. Such a withdrawal may be subject to a MVA or withdrawal charges. Also, as part of the Contract Value in the Investment Options, any credits will reflect the investment performance of the Investment Options you chose.

The GAV Benefit will terminate on the Income Date or when the Contract terminates.


7.EXPENSES
--------------------------------------------------------------------------------

There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are listed below.

SEPARATE ACCOUNT ANNUAL EXPENSES

Each Business Day during the Accumulation and Payout Phases, we make a deduction from your Separate Account assets for the total Separate Account expense (the M&E and administrative charges). We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units. The amount of the M&E charge during the Accumulation Phase depends on the death benefit that applies to your Contract. We calculate the total Separate Account expenses as a percentage of average daily assets invested in a subaccount on an annual basis. During the Accumulation Phase, the total Separate Account annual expenses are as follows:

                                               M&E      Admin.     Total
                                             CHARGE     CHARGE    CHARGE
Traditional GMDB                              1.55%      0.15%   1.70%
Enhanced GMDB*                                1.75%      0.15%   1.90%

* May not be available in all states.

During the Payout Phase, the total Separate Account annual expenses are equal on an annual basis to 1.70% regardless of the death benefit elected for the Accumulation Phase.

MORTALITY AND EXPENSE RISK (M&E) CHARGE. This charge compensates us for all the insurance benefits provided by your Contract, for example:

o    our contractual obligation to make Annuity Payments,
o    the death benefits,
o    certain expenses related to the Contract, and
o for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract.

If the M&E charges are sufficient to cover such costs and risks, any excess will be profit to us. We anticipate making such a profit, and using it to cover distribution expenses as well as the cost of providing certain features under the Contract.

ADMINISTRATIVE CHARGE. This charge is equal, on an annual basis, to 0.15% of the average daily assets invested in a subaccount on an annual basis. We deduct this charge during both the Accumulation and Payout Phases. This charge, together with the contract maintenance charge (which is explained below), is for all the expenses associated with the administration of the Contract. Some of these expenses include: preparation of the Contract, confirmations, annual statements, maintenance of Contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs.

CONTRACT MAINTENANCE CHARGE

On each Contract Anniversary during the Accumulation Phase, we deduct $40 from your Contract Value as a contract maintenance charge. The charge is assessed on the last day of each Contract Year. The charge is deducted pro rata from the Investment Options in which you are invested, assuming there is at least $40 in the Investment Options. If there is an insufficient amount in the Investment Options, the charge is deducted first from the Investment Options, and any remaining amount is deducted from the Fixed Account. The charge is for administrative expenses (see Administrative Charge above).

If you make a full withdrawal from your Contract other than on a Contract Anniversary and your Contract Value and any unvested bonus amounts is less than $75,000, we will deduct the full contract maintenance charge. During the Payout Phase, in most states, the charge will be collected monthly out of each Annuity Payment.

We will not deduct this charge if your Contract Value and any unvested bonus amounts is at least $75,000 at the time we are to deduct the charge. If you own more than one Contract offered under this prospectus, we will determine the total value of all your Contracts. If the total value of all your Contracts registered under the same social security number is at least $75,000, we will not assess the contract maintenance charge (except in Texas). We currently waive this charge during the Payout Phase if your Contract Value on the Income Date is at least $75,000. If the Contract is owned by a non-individual (e.g., a qualified plan or trust), Allianz Life will look to the Annuitant to determine if it will assess the charge.

In some states we are not permitted to assess the contract maintenance charge against the Fixed Account, during the Payout Phase or both.

WITHDRAWAL CHARGE

During the Accumulation Phase, you can make withdrawals from your Contract. A withdrawal charge applies if all or part of the amount withdrawn is from Purchase Payments we received within ten complete years before the withdrawal. The withdrawal charge may be also be referred to as the surrender charge or contingent deferred sales charge (CDSC) and withdrawals may be referred to as surrenders.

For purposes of calculating any withdrawal charge, we withdraw Purchase Payments on a "first-in-first-out" (FIFO) basis. We treat amounts withdrawn from your Contract in the following order:

1. First, we withdraw any Purchase Payments that are under the partial withdrawal privilege, and we do not assess a withdrawal charge.

2. Then, we withdraw any Purchase Payments that are beyond the withdrawal charge period shown in your Contract (i.e. Purchase Payments that we have had for ten or more complete years). We do not assess a withdrawal charge on these Purchase Payments.

3. Next, we withdraw Purchase Payments that are within the withdrawal charge period shown in your Contract. We do assess a withdrawal charge on these payments. However, withdrawing payments on a FIFO basis may help reduce the amount of the total withdrawal charge you will pay because the withdrawal charge declines over time. We determine your total withdrawal charge by multiplying each of these payments by the applicable withdrawal charge percentage and then totaling the charges.

4. Finally, we withdraw any Contract earnings. Bonuses and any earnings thereon are treated as earnings under the Contract for purposes of the withdrawal charge. We do not assess a withdrawal charge on Contract earnings.

We keep track of each Purchase Payment you make and the amount of the withdrawal charge depends upon the length of time since you made your Purchase Payment. The charge as a percentage of each Purchase Payment withdrawn is:

                            NUMBER OF COMPLETE
                           YEARS SINCE RECEIPT
                            OF PURCHASE PAYMENT            CHARGE
                                      0                     8.5%
                                      1                     8.5%
                                      2                     8.5%
                                      3                     8.5%
                                      4                     8.0%
                                      5                     7.0%
                                      6                     6.0%
                                      7                     5.0%
                                      8                     4.0%
                                      9                     3.0%
                              10 years or more              0.0%


After we have had a Purchase Payment for ten full years, there is no charge when you withdraw that Purchase Payment. We calculate the withdrawal charge at the time of withdrawal. In Connecticut, the withdrawal charge, as a percentage of each Purchase Payment withdrawn, is 8.5, 8.5, 8.0, 7.0, 6.0, 5.0, 4.0, 3.0, 2.0,
1.0 and 0.0, for the time periods referenced above.

EXAMPLE: Assume you purchase a Contract with an initial Purchase Payment of $25,000 and you make no additional Purchase Payments. You request a partial withdrawal from your Contract in your sixth Contract Year of $1,000 and there is a withdrawal charge of 7%. The total partial withdrawal amount we actually deduct from your Contract is $1,075.27 and we pay you $1,000. We determine this amount as follows:


   AMOUNT REQUESTED             OR      $1,000         =      $1,075.27
1  -  WITHDRAWAL CHARGE                  0.93


For partial withdrawals, the charge is deducted from the remaining Contract Value and is deducted pro rata from the Investment Choices. We do not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits. The withdrawal charge compensates us for expenses associated with selling the Contract.

Withdrawals may be subject to a 10% tax penalty in addition to any income taxes due.

NOTE: FOR TAX PURPOSES, WITHDRAWALS ARE CONSIDERED TO HAVE COME FROM THE LAST MONEY YOU PUT INTO THE CONTRACT. THUS, FOR TAX PURPOSES, EARNINGS ARE CONSIDERED TO COME OUT FIRST.

PARTIAL WITHDRAWAL PRIVILEGE. Each Contract Year, you can make multiple withdrawals (prior to any MVA) of up to 10% of your total Purchase Payments (not including any bonus), and we will not deduct a withdrawal charge from this amount. This right is non-cumulative, which means that if you do not use the 10% in a year, it will not carry over to the next year. If you make a withdrawal of more than 10% of your total Purchase Payments (not including any bonus), the amount over the 10% amount may be subject to the withdrawal charge. Withdrawals from a Fixed Account Investment Choice may also be subject to a MVA. Purchase Payments withdrawn under this privilege will be subject to a withdrawal charge if you make a full withdrawal. If you make a full withdrawal, we will assess the withdrawal charge with no reductions for the partial withdrawal privilege. The partial withdrawal privilege is also referred to as the partial surrender privilege under this Contract.

You can also elect to participate in the systematic withdrawal program or the minimum distribution program. These programs allow you to make withdrawals without the deduction of the withdrawal charge under certain circumstances. See section 9, Access to Your Money, for a description of the systematic withdrawal program and the minimum distribution program.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances that reduce its sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the Contract or if a prospective purchaser already has a relationship with us. We may choose not to deduct a withdrawal charge under a Contract issued to an officer, director or employee of Allianz Life or any of its affiliates. Also, we may reduce or waive the withdrawal charge when a Contract is sold by a registered representative appointed with Allianz Life to any members of his or her immediate family and the commission is waived. Our prior approval is required for any reduction or elimination of the withdrawal charge.

COMMUTATION FEE

If you elect variable payouts under Annuity Options 2 or 4 and make a liquidation during the Payout Phase we may assess a commutation fee against the amount liquidated. The commutation fee is a percentage of the amount liquidated and is equal to:

         NUMBER OF COMPLETE
             YEARS SINCE
             INCOME DATE             CHARGE

                0                     7%
                1                     6%
                2                     5%
                3                     4%
                4                     3%
                5                     2%
                6 years or more       1%

In some states, the commutation fee for liquidations during the Payout Phase is replaced with a charge equal to the difference of the present value of the remaining Annuity Payments in the guaranteed period at AIR and AIR plus 1%.

TRANSFER FEE

You can currently make 12 free transfers every Contract Year. If you make more than 12 transfers in a Contract Year, we will deduct a transfer fee of $25 for each additional transfer. Currently we deduct this fee only during the Accumulation Phase, but we reserve the right to also deduct this fee during the Payout Phase. Transfers from certain types of Fixed Account Investment Choices may be subject to a MVA that may increase or decrease the value of your Contract and/or the amount transferred. Allianz Life reserves the right to restrict the number of transfers to 12 transfers per Contract Year and reserves the right to charge for any transfer. We will deduct the transfer fee from the Investment Choice from which the transfer is made. If you transfer the entire amount in the Investment Choice, then we will deduct the transfer fee from the amount transferred. If you are transferring from multiple Investment Choices, we will treat the transfer as a single transfer and we will deduct any transfer fee proportionally from the source accounts if you transfer less than the entire amount in the accounts. If the transfer is a GAV transfer or part of the dollar cost averaging or flexible rebalancing programs, it will not currently count against the free transfers we allow.

PREMIUM TAXES

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes. We will make a deduction from your Contract Value for them. Some of these taxes are due on the Issue Date, others are due on the Income Date. It is our current practice to not charge you for these taxes until Annuity Payments begin, you make a full withdrawal or you die. We may discontinue this practice in the future and assess the charge when the tax is due. Premium taxes generally range from 0% to 3.5% of the Purchase Payment, depending on the state.

INCOME TAXES

We reserve the right to deduct from the Contract any income taxes that it may incur because of the Contract. Currently, we are not making any such deductions.

INVESTMENT OPTION EXPENSES

There are deductions from the assets of the various Investment Options for operating expenses (including management fees) which are described in the table of annual operating expenses of the Investment Options in Appendix A and the prospectuses for the Investment Options. These charges apply during the Accumulation and Payout Phases if you make allocations to the Investment Options.

8.TAXES
--------------------------------------------------------------------------------

NOTE: WE HAVE PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT INTENDED AS TAX ADVICE. YOU SHOULD CONSULT YOUR OWN TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES. WE HAVE INCLUDED ADDITIONAL INFORMATION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Basically, these rules provide that you will not be taxed on any earnings on the money held in your annuity Contract until you take the money out. This is referred to as tax deferral. There are different rules regarding how you will be taxed depending upon how you take the money out and the type of Contract - Qualified or Non-Qualified (see the following sections).

If you do not purchase the Contract under a tax qualified retirement plan your Contract is referred to as a Non-Qualified Contract. When a Non-Qualified Contract is owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person), the Contract will generally not be treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of tax deferral and income may be taxed as ordinary income every year.

QUALIFIED CONTRACTS

If you purchase the Contract under a pension or retirement plan that is qualified under the Code, your Contract is referred to as a Qualified Contract. We currently may issue the following types of Qualified Contracts:

o TRADITIONAL INDIVIDUAL RETIREMENT ANNUITY. Section 408 of the Code permits eligible individuals to maintain Individual Retirement Annuities (IRAs). IRA contributions are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Contract Owner's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Purchasers of a Contract for use with IRAs will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase.

o SIMPLIFIED EMPLOYEE PENSION (SEP) IRA. Employers may establish Simplified Employee Pension (SEP) IRAs under Code section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general rules governing IRAs, such plans are subject to additional requirements and different contribution limits.

o ROTH IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Contract Owner's income and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Distributions from a Roth IRA generally are not taxed until after the total amount distributed from the Roth IRA exceeds the amount contributed to the Roth IRA. After that, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or
     (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.

o TSAS OR 403(B) CONTRACTS. Section 403(b) of the Code allows employees of certain section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. 90-24 transfers from existing TSA or 403(b) Contracts are the only currently accepted contributions under a TSA or 403(b) Contract. However, this may change in the future.

QUALIFIED PLANS. A qualified plan is a retirement or pension plan that meets the requirements for tax qualification under sections of the Code where the assets are invested under this Contract. The plan is both the Contract Owner and the Beneficiary. The authorized signatory for the plan must make representation to us that the plan is qualified under the Code on the Issue Date and will continue to be qualified for the entire Accumulation Phase of the Contract. The qualified plan may designate a third party administrator (TPA) to act on its behalf. All tax reporting will be the responsibility of the plan.

Qualified Contracts are subject to special rules. Adverse tax consequences may result if contributions, distributions, and transactions in connection with the Qualified Contract do not comply with the law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a Qualified Contract.

MULTIPLE CONTRACTS

The Code provides that multiple Non-Qualified deferred annuity contracts that are issued within a calendar year period to the same Contract Owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. You should consult a tax adviser prior to purchasing more than one Non-Qualified Contract in any calendar year period.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in CONWAY VS. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in CONWAY. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

You, as the owner, generally will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal or as Annuity Payments. When you make a withdrawal, you are generally taxed on the amount of the withdrawal from your Contract that is earnings. For Annuity Payments, different rules apply. A portion of each Annuity Payment may be treated as a partial return of your Purchase Payment and will not be taxed. The remaining portion of the Annuity Payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which we expect to make the Annuity Payments. Annuity Payments received after the Payee has received all of the Purchase Payment are fully included in income.

If the value of your Contract exceeds your Purchase Payments, any withdrawal generally will be included in taxable income to the extent of earnings in your Contract. The Contract may offer Fixed Account Investment Choices where withdrawals or transfers may be subject to a MVA. Although we believe that the Contract Value after a MVA is treated as the cash value under the Contract, there is no definitive guidance on the proper tax treatment of MVAs and you may want to discuss potential tax consequences of a MVA with your tax adviser. The Code also provides that any amount received under an annuity Contract, which is included in income, may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is included in income. Some distributions will be exempt from the penalty. There is an exception to this 10% penalty tax for amounts:

1) paid on or after you reach age 59 1/2

2) paid after you die;

3) paid if you become totally disabled (as that term is defined in the Code);

4) paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

5) paid as Annuity Payments under an immediate annuity; or

6) that come from Purchase Payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the Income Date, then the tax for the year of the modification is increased by the 10% penalty tax plus interest for the tax years in which the exception was used. A partial withdrawal may result in the modification of the series of Annuity Payments made after the partial withdrawal and therefore could result in the imposition of the 10% penalty tax and interest for the period as described above.

DISTRIBUTIONS - QUALIFIED CONTRACTS

The Internal Revenue Service has issued new final and proposed regulations regarding required distributions from tax qualified retirement plans. You should consult with your qualified plan sponsor and tax adviser to determine how these new rules affect the distribution of your benefits. Special rules may apply to withdrawals from certain types of Qualified Contracts, including Roth IRAs.

The Code also provides that any amount received under a Qualified Contract, which is included in income, may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is included in income. Some distributions will be exempt from the penalty. There is an exception to this 10% penalty tax for:

1)   distributions made on or after the date you reach age 59 1/2;

2)   distributions   following  your  death  or  disability  (for  this  purpose disability is as defined in Section 72(m)(7) of the Code);

3) distributions that are part of a series of substantially equal periodic payments made at least yearly for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary;

4) distributions made to you to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 for amounts paid during the taxable year for medical care;

5)   distributions made on account of an IRS levy upon the Qualified Contract;

6) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you and your spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);

7) distributions from an IRA made to you to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the taxable year;

8)   distributions  from  an  IRA  which  are  qualified   first-time  homebuyer
     distributions (as defined in Section 72(t)(8) of the Code); and

9) for TSA or 403(b) Contracts, distributions made to an employee after separation from service after age 55; and

10) distributions made to an alternate Payee pursuant to a qualified domestic order (does not apply to an IRA).

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of the Annuitant attaining age 59 1/2 or five years from the Income Date, then the tax for the year of the modification is increased by the 10% penalty tax, plus interest for the tax years in which the exception was used. A partial withdrawal may result in the modification of the series of Annuity Payments made after the partial withdrawal and therefore could result in the imposition of the 10% penalty tax and interest for the period as described above.

Generally, distributions from a Qualified Contract must commence no later than the required beginning date. For IRAs, the required beginning date is April 1 of the calendar year, following the year in which you attain age 70 1/2. For TSA or 403(b) Contracts, the required beginning date is April 1 of the calendar year following the later of the calendar year in which you reach age 70 1/2 or retire. Generally, required distributions must be made over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated Beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed. It is unclear whether a partial withdrawal will have an adverse impact on the determination of required minimum distributions. If you are receiving Annuity Payments or are age 70 1/2 or older, you should consult with a tax adviser before taking a partial withdrawal.

Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. We do not currently support hardship withdrawals and other liquidity benefits under 403(b) plans.

DIVERSIFICATION

The Code provides that the underlying investments for a Non-Qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that the Investment Options are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Allianz Life, would be considered the owner of the shares of the Investment Options. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent Contract Owners are permitted to select Investment Options, to make transfers among the Investment Options or the number and type of Investment Options Contract Owners may select from without being considered the owner of the shares. If any guidance is provided it may be applied retroactively. This would mean that you, as the owner of the Contract, could be treated as the owner of the Investment Options.

Due to the uncertainty in this area, we reserve the right to modify the Contract in an attempt to maintain favorable tax treatment.

9.ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

You can have access to the money in your Contract:

o    by making a withdrawal or liquidation;
o    by receiving Annuity Payments; or
o    when a death benefit is paid to your Beneficiary.

Withdrawals can only be made during the Accumulation Phase. Under certain circumstances, you can take money out of the Contract during the Payout Phase if you select variable payouts under Annuity Option 2 or 4. (See section 2, Annuity Payments -The Payout Phase.)

When you make a full withdrawal you will receive your Contract Value on the day the withdrawal request is received at our Service Center:

o    adjusted for any applicable MVA,
o    less any applicable withdrawal charge,
o    less any premium tax, and
o    less any contract maintenance charge.

See section 7, Expenses for a discussion of the charges.

Any partial withdrawal must be for at least $500. Your Contract Value after a partial withdrawal must meet the minimum set forth in your Contract. We reserve the right to treat a request for a withdrawal that would reduce your Contract Value below the minimum set forth in your Contract as a request for a full withdrawal of your Contract. Unless you instruct us otherwise, we will make any partial withdrawal pro rata from the Investment Options. If the amount in the Investment Options is less than the partial withdrawal, then the remaining amount will come pro rata from any other available Investment Choices. Partial withdrawals from a Fixed Account Investment Choice may involve a MVA, which may increase or decrease your Contract Value and/or the proceeds you receive.

In the event that there are multiple bonuses applied to the Contract, we will reduce the oldest unvested bonus amounts first.

Partial withdrawals in excess of the partial withdrawal privilege will reduce unvested bonus amounts by the excess amount's percentage of the Contract Value on the day of (but prior to) the partial withdrawal. This percentage is determined by dividing the amount of the partial withdrawal (prior to any MVA, but including any withdrawal charge) in excess of the partial withdrawal privilege amount by the Contract Value.

Partial withdrawals from the FPAs are subject to the GAV Fixed Account Minimum. If you want to make withdrawals that would reduce the amounts in the FPAs below this minimum you can reset the GAV Benefit (see section 6, Guaranteed Account Value (GAV) Benefit - The GAV Fixed Account Minimum).

We will pay the amount of any withdrawal from the Investment Options within seven (7) days of when we receive your request in good order unless the suspension of payments or transfers provision is in effect.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE. WITHDRAWALS FROM TSAS OR 403(B) CONTRACTS MAY BE RESTRICTED. (SEE
SECTION 8, TAXES)

EXAMPLE:

o You purchase a Contract with an initial Purchase Payment of $100,000. We apply a bonus to your Contract of $5,000.

o You request a $50,000 partial withdrawal during the first Contract Year when the withdrawal charge is 8.5%. On the day of (but prior to) the partial withdrawal, your Contract Value is $110,600, the total value of your Contract (including unvested bonus amounts) is $115,600, and your partial withdrawal privilege is $10,000. Your bonus has not vested at all at this time.

         CALCULATING THE TOTAL WITHDRAWAL CHARGE:
             Payments subject to withdrawal charge (amount requested
               minus the partial withdrawal privilege) = $50,000 - $10,000 =           $ 40,000
             divided by 1 minus the percentage of the withdrawal charge               1 - 0.085
             Equals                                                                    $ 43,716

             Total withdrawal charge = $43,716 - $40,000 =                               $3,716

         REDUCING YOUR CONTRACT VALUE:
             Contract Value on the day of (but prior to) the partial withdrawal        $110,600
             Minus the total amount withdrawn (amount requested
               plus the total withdrawal charge) = $50,000 + $3,716 =                 -  53,716
             Contract Value after the partial withdrawal                               $ 56,884

         REDUCING YOUR UNVESTED BONUS:
             Amount of the unvested bonus                                              $  5,000
             Multiplied by the total amount withdrawn minus the
               partial withdrawal privilege divided by the Contract
               Value on the day of (but prior to the partial
               withdrawal) = ($53,716 - $10,000) / $110,600 =                          X  0.395
             Reduction in the unvested bonus due to the partial withdrawal                1,975
             Unvested bonus after the partial withdrawal = $5,000 - $1,975 =            $ 3,025

         REDUCING THE TOTAL VALUE OF YOUR CONTRACT:
             Total value of your Contract (including unvested bonus amounts)
              on the day of (but prior to) the partial withdrawal                      $115,600
             Minus the total amount withdrawn (amount requested
               plus the total withdrawal charge) = $50,000 + $3,716 =                 -  53,716
             Minus the reduction in the unvested bonus due to the partial withdrawal  -   1,975
            Total value of your Contract after the partial withdrawal                  $ 59,909

GUARANTEED WITHDRAWAL BENEFIT (GWB)

The Living Guarantees in your Contract also include the GWB. There is no additional charge for this benefit. Under this benefit, you will be able to take withdrawals (prior to any MVA) of up to a total of 10% of your total Purchase Payments (not including any bonus) less prior excess adjusted partial withdrawals in each Contract Year regardless of your Contract Value. You can continue to make these guaranteed withdrawals until the total of all guaranteed withdrawals (prior to any MVA) you have taken over all years equal 100% of your total Purchase Payments (not including any bonus) less prior excess adjusted partial withdrawals. The GWB is non-cumulative, which means that if you do not use the 10% in any Contract Year, it will not carry over to the next year. Guaranteed withdrawals are subject to the partial withdrawal privilege which means that there is no withdrawal charge if you withdraw up to 10% of your Purchase Payment in any Contract Year. However, if you withdraw more than 10% of your total Purchase Payment in any Contract Year, the amount above the 10% will be subject to any applicable withdrawal charge and it will reduce the remaining amount available for guaranteed withdrawals in subsequent years. Under the GWB, if your Contract Value is less than or equal to zero your Contract will continue until you have withdrawn all of your Purchase Payments (not including any bonus) adjusted for any excess partial withdrawals.

EXCESS ADJUSTED PARTIAL WITHDRAWALS are partial withdrawals (including any applicable MVA and withdrawal charge) in excess of guaranteed withdrawals made during the Contract Year, multiplied by the greater of one, or the ratio of the remaining available guaranteed withdrawals for all years (on the date of, but prior to the partial withdrawal) to the Contract Value (on the date of, but prior to the withdrawal) adjusted for any MVA.

SYSTEMATIC WITHDRAWAL PROGRAM

If your Contract Value is at least $25,000, we offer a program that provides automatic monthly or quarterly payments to you. The minimum amount you can withdraw under the program is $500. All systematic withdrawals will be made on the ninth day of the month unless that day is not a Business Day. If it is not, then we will make the withdrawal on the previous Business Day. Withdrawals under this program are subject to the partial withdrawal privilege. The total systematic withdrawals that you can make each Contract Year without incurring a withdrawal charge is limited to your partial withdrawal privilege amount for that Contract Year, which will never be less than 10% of your Purchase Payments.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.

MINIMUM DISTRIBUTION PROGRAM

If you own a Qualified Contract, you may elect to participate in the minimum distribution program. Under this program, we will make payments to you from your Contract that are designed to meet the applicable minimum distribution requirements imposed by the Code for Qualified Contracts. These distributions will not be subject to a withdrawal charge. We can make payments to you on a monthly, quarterly, or annual basis. If your Contract Value is less than $25,000 we will only make payments annually. If you have elected the minimum distribution program, any additional withdrawals in a Contract Year when combined with minimum distribution withdrawals that exceed your partial withdrawal privilege (which will never be less than 10% of your total Purchase Payments not including any bonus) will be subject to any applicable withdrawal charge. The minimum distribution program is currently not available under 403(b) Contracts, but we may make it available in the future.

YOU CANNOT PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL PROGRAM AND THE MINIMUM DISTRIBUTION PROGRAM AT THE SAME TIME.

SUSPENSION OF PAYMENTS OR TRANSFERS

We may be required to suspend or postpone payments for withdrawals or transfers for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2.  trading on the New York Stock Exchange is restricted;

3. an emergency exists as a result of which disposal of the Investment Option shares is not reasonably practicable or Allianz Life cannot reasonably value the Investment Option shares;

4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Contract Owners.

We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than six months.

10.PERFORMANCE AND ILLUSTRATIONS
--------------------------------------------------------------------------------

We periodically advertise performance of the divisions of the Separate Account (also known as subaccounts). We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (or decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account expenses and the Investment Option expenses. It does not reflect the deduction of any applicable withdrawal charge and contract maintenance charge. The deduction of any applicable contract maintenance charge and withdrawal charge would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include average annual total return figures which reflect the deduction of the Separate Account expenses, the contract maintenance charge, the withdrawal charge and the expenses of the Investment Options.

Certain Investment Options have been in existence for some time and have investment performance history. In order to demonstrate how the actual investment experience of the Investment Options may affect your Accumulation Unit values, we have prepared performance information that can be found in the SAI. This performance information may date from the inception date of the Investment Options, which generally will pre-date the initial offering date of the Contracts. Performance has been adjusted to reflect certain Contract expenses. Performance information for the Investment Options without Contract charges and expenses may also be advertised; see the Investment Option prospectuses for more information.

In the future we may also advertise yield information. If we do, we will provide
you  with  information   regarding  how  yield  is  calculated.   More  detailed
information regarding how we calculate performance can be found in the SAI.

Any performance advertised will be based on historical data. It does not guarantee future results of the Investment Options.

We may also provide illustrations to customers. These illustrations may provide hypothetical depictions of either the "payin", or Accumulation Phase, or the Annuity Payment or "payout" phase. Illustrations may be based upon historical performance of the Investment Options, as adjusted for certain expenses. (Any adjusted historical performance information will be accompanied by "standardized" performance information.) In the alternative, certain illustrations may be based upon an assumed rate of return not to exceed 12%. "Payin" and "payout" illustration may have various features as follows:

|X| Payin illustrations assume an initial lump sum Purchase Payment and are designed to show how adjusted historical performance or an assumed rate of return would have affected Contract Values, withdrawal values, or the death benefit. Payin illustrations may also be designed to show the effect of periodic additional Purchase Payments and withdrawals. Payin illustrations based upon adjusted historical performance may assume that monies are allocated to a single Investment Option or to multiple Investment Options. In the event that monies are hypothetically allocated to multiple Investment Options, performance may be shown on a weighted aggregate basis. Such payin illustrations may reflect the GAV Benefit and the effect of GAV Transfers to the Fixed Account to support that guarantee as well as transfers out of the Fixed Account when such allocation is no longer necessary. Transfers out of a Fixed Account Investment Choice may be subject to a MVA that may increase or decrease the value of such transfers. These MVAs are not reflected in the illustration. If the transfers were subject to a MVA, the projected values shown in the illustration may be higher or lower than shown. Dollar cost averaging illustrations, which are based upon adjusted historical performance, would compare the hypothetical effect of a lump sum Purchase Payment into the specified Investment Options, as contrasted with dollar cost averaging into the Investment Options over some period.

|X| Payout illustrations are designed to show the hypothetical effect of annuitizing a Contact, or receiving a stream of periodic payments. These illustrations may depict either a variable annuitization, a fixed annuitization or a combination of a fixed and variable annuitization. A variable payout illustration would be based upon a combination of adjusted historical performance or on the historical returns of an investment benchmark, an assumed investment return (AIR), and the Annuitant's age whereas a fixed payout illustration would be based upon the Annuitant's age, the payout option selected, and the payout factor rates currently in effect on the date of the illustration. Variable payout illustrations may also show the portion of each payout that is subject to income tax and the portion that is non-taxable. Where applicable, a payout illustration will show the effect of the GMIB or GMDB value that is credited to a Contract in the event of certain annuitizations or death benefit payouts. In addition to variable and fixed payout illustrations, an illustration may also be prepared showing the effect of required minimum distribution payments from Qualified Contracts.

We will calculate the values illustrated reflecting the deduction of Investment Option expenses for the specific Investment Options selected, mortality and expense risk charges, administrative charges and other Contract charges. Contract maintenance charges may or may not be deducted from a particular illustration. For assumed rate or investment benchmark payin illustrations, where no Investment Options are selected, an arithmetic average of Investment Option expenses will be reflected. The amount of the Separate Account expenses shown in an illustration will vary, depending upon the Contract features you select. For withdrawal values, the withdrawal charges are also reflected. Illustrations will not reflect the deduction of any state premium tax or any Federal or state income tax or penalties.

The illustrations that we give to customers are designed to assist customers in understanding how a Contract may function in different scenarios. They are not guarantees or representations as to future performance or any specific rate of return.

More detailed information about a customer illustration can be found in the Appendix to the SAI.

11.DEATH BENEFIT
--------------------------------------------------------------------------------

At the time you purchase the Contract, you may be able to select one of two death benefit options. If you do not make a selection, the Traditional Guaranteed Minimum Death Benefit (Traditional GMDB) will apply to your Contract. If you own the Contract jointly, we will use the age of the older Contract Owner to determine the death benefit.

The Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB) is available at Contract issue if all owners are age 79 or younger on the Issue Date for an additional mortality and expense risk charge. The Enhanced GMDB does not provide any additional benefit before the first Contract Anniversary and it may not be appropriate if any owner is age 75 to 79 on the Issue Date because the benefit values may be limited after age 81.

YOU MAY ONLY SELECT ONE DEATH BENEFIT AND ONCE YOU SELECT A DEATH BENEFIT YOU CANNOT CHANGE OR CANCEL IT. THE ENHANCED GMDB MAY NOT BE AVAILABLE IN YOUR STATE. CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING AVAILABILITY AND BE SURE TO DISCUSS WHETHER YOUR SELECTED DEATH BENEFIT IS APPROPRIATE FOR YOUR SITUATION.

If the Contract is owned by a non-individual (for example, a qualified plan or trust) the death benefit may be based on the Annuitant.

PLEASE REFER TO THE APPLICABLE ENDORSEMENTS TO YOUR CONTRACT FOR THE SPECIFIC TERMS AND CONDITIONS OF THE DEATH BENEFITS.

UPON YOUR DEATH

If any owner dies during the Accumulation Phase, we will pay a death benefit to your Beneficiary (see below). If any owner dies during the Payout Phase, the Beneficiary becomes the Contract Owner and any benefit will be as provided for in the Annuity Option selected. If the Contract is owned by a non-individual, then all references to you mean the Annuitant.

Any part of the death benefit amount that had been invested in the Investment Options remains in the Investment Options until distribution begins. From the time the death benefit is determined until we make a complete distribution, any amount in the Investment Options will be subject to investment risk that will be borne by the Beneficiary.

In Minnesota, any portion of the death benefit that comes from the Fixed Account will be at least equal to the Contract Value in the Fixed Account, adjusted for any applicable MVA, less any withdrawal charges that would have been assessed against the Fixed Account on a full withdrawal.

In the case of Joint Owners, if one Joint Owner dies, the surviving Joint Owner will be considered the Beneficiary. We will treat any other Beneficiary designation on record at the time of death as a contingent Beneficiary. Joint Owners generally must be spouses (although this requirement may not apply in certain states).

TRADITIONAL GUARANTEED MINIMUM DEATH BENEFIT (TRADITIONAL GMDB)

If the Traditional GMDB applies, the amount of the death benefit will be the greater of the following, less any applicable premium tax.

|X| The Contract Value determined as of the end of the Business Day during which both due proof of death and an election of the death benefit payment option have been received at our Service Center.

|X| The total of all Purchase Payments (not including any bonus) you have made minus any GMDB adjusted partial withdrawals (see below) you made.

ENHANCED GUARANTEED MINIMUM DEATH BENEFIT (ENHANCED GMDB)

If the Enhanced GMDB applies, the amount of the death benefit will be the greater of the following, less any applicable premium tax.

|X| The Contract Value determined as of the end of the Business Day during which both due proof of death and an election of the death benefit payment option have been received at our Service Center.

|X| The total of all Purchase Payments (not including any bonus) you have made minus any GMDB adjusted partial withdrawals you made.

|X| The MAV, as defined below, determined as of the end of the Business Day during which both due proof of death and election of the death benefit payment option have been received at our Service Center.

MAXIMUM ANNIVERSARY VALUE (MAV)

The MAV on the Issue Date is set equal to your initial Purchase Payment (not including any bonus).

On each Business Day other than a Contract Anniversary and before the date of your death, the MAV is equal to: |X| its value on the immediately preceding Business Day, |X| plus any additional Purchase Payments (not including any bonus) received that day, and |X| minus any GMDB adjusted partial withdrawals (see below) you make that day.

On every Contract Anniversary prior to your 81st birthday and before the date of your death, the MAV is equal to: |X| the highest Contract Value that occurred on any Contract Anniversary, |X| plus subsequent additional Purchase Payments (not including any bonus) you made since that Contract Anniversary, and |X| minus any GMDB adjusted partial withdrawals you made since that Contract Anniversary.

Beginning with the Contract Anniversary that occurs on or after your 81st birthday and before the date of your death, we calculate the MAV in the same way that we do on any Business Day other than a Contract Anniversary.

GMDB ADJUSTED PARTIAL WITHDRAWAL =  FPW  +  (RPW  X  GMDB)

     FPW = the amount of the partial withdrawal prior to any MVA that together with any other previous partial withdrawals does not exceed 10% of total Purchase Payments not including any bonus (the partial withdrawal privilege).

     RPW = the remaining amount of the partial withdrawal including any MVA and any withdrawal charge.

     GMDB = the greater of one or (a) divided by (b) where:

          (a) = the death benefit on the day of (but prior to) the partial withdrawal.
          (b) = the Contract Value on the day of (but prior to) the partial withdrawal adjusted for any applicable MVA.

DEATH BENEFIT EXAMPLES

o You purchase the Contract with an initial Purchase Payment of $100,000 (not including any bonus) and you allocate your entire Purchase Payment to the Investment Options. You are the only owner and are 69 or younger on the Issue Date.
o    You make no additional Purchase Payments.
o    The MAV on the ninth Contract Anniversary is $180,000.
o You take a partial withdrawal of $20,000 in the tenth Contract Year when the Contract Value on the date of (but prior to the partial withdrawal) is $160,000. You take no other partial withdrawals.
o    The Contract Value on the tenth Contract Anniversary is $140,000.

NOTE: The mortality and expense risk charges are higher for Contracts with the Enhanced GMDB than for Contracts with the Traditional GMDB. If the differences in these charges were reflected in the assumptions listed above, the Contract Values would be lower for Contracts with the Enhanced GMDB than for Contracts with the Traditional GMDB.

TRADITIONAL GMDB:

We calculate the death benefit on the tenth Contract Anniversary as the greater of:

         1) Contract Value:                                             $140,000

         2) Total Purchase Payments                                     $100,000
               Minus the GMDB adjusted partial withdrawal              -  20,000
                                                                        $ 80,000
The GMDB adjusted partial withdrawal for (2) above is equal to:
         The amount of the partial withdrawal subject to the
              partial withdrawal privilege (10% of total Purchase
              Payments) = 0.10 x $100,000 =                              $10,000
         PLUS
         The remaining amount of the partial withdrawal (including any
              withdrawal charge)                                          10,000

          Multiplied by the greater of a) or b) where:
              a)   is one, and
              b) is the death benefit divided by the Contract Value on the date of (but prior to) the partial withdrawal =
                   $100,000/$160,000 = 0.625                                 X 1
                                                                       +  10,000
         Total GMDB adjusted partial withdrawal                          $20,000

Therefore, the death benefit under the Traditional GMDB on the tenth Contract Anniversary is $140,000.

ENHANCED GMDB:

We calculate the death benefit on the tenth Contract Anniversary as the greater of:

         1) Contract Value:                                             $140,000

         2) Total Purchase Payments minus the
               GMDB adjusted partial withdrawal                          $78,750

         3) The MAV:
             The MAV on the ninth Contract Anniversary                  $180,000
             Minus the GMDB adjusted partial withdrawal                -  21,250
                                                                        $158,750

          The GMDB adjusted partial withdrawal for (3) above is equal to: The amount of the partial withdrawal subject to the partial withdrawal privilege (10% of total Purchase Payments)
          =  0.10  x  $100,000  =                                        $10,000
         PLUS
             The  remaining  amount of the  partial  withdrawal  (including  any
             withdrawal  charge)                                          10,000
             Multiplied  by the greater of a) or b)
             where:
              a)   is one, and
              b)   is the death  benefit  divided by the  Contract  Value on the
                   date   of  (but   prior   to)  the   partial   withdrawal   =
                   $180,000/$160,000 = 1.125
                                                                         X 1.125
                                                                       +  11,250
         Total GMDB adjusted partial withdrawal                          $21,250

Therefore, the Enhanced GMDB value on the tenth Contract Anniversary is equal to $158,750.

DEATH BENEFIT PAYMENT OPTIONS

If you have not previously designated a death benefit payment option, a Beneficiary must request the death benefit be paid under one of the death benefit payment options below. If the Beneficiary is the spouse of the Contract Owner, he/she can choose to continue the Contract in his/her own name at the then current Contract Value, or if greater, the death benefit value. An election by the spouse to continue the Contract must be made in a form satisfactory to us at our Service Center within 60 days after the death benefit first becomes payable by us. If a lump sum payment is requested, the amount will be paid within seven days of receipt of proof of death and the valid election, including any required governmental forms, unless the suspension of payments or transfers provision is in effect. Payment of the death benefit may be delayed pending receipt of any applicable tax consents and/or forms from a state.

OPTION A: lump sum payment of the death benefit. Allianz Life will not deduct the contract maintenance charge at the time of a full withdrawal if the distribution is due to death.

OPTION B: payment of the entire death benefit within five years of the date of the Contract Owner's or any Joint Owner's death. Allianz Life will assess the full contract maintenance charge on each Beneficiary's portion on each Contract anniversary.

OPTION C: payment of the death benefit under an Annuity Option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary. Distribution under this option must begin within one year of the date of the Contract Owner's or any Joint Owner's death. The full contract maintenance charge will continue to be assessed on each Beneficiary's portion pro rata over the payments.

Any portion of the death benefit not applied under an Annuity Option within one year of the date of the Contract Owner's death must be distributed within five years of the date of death.

If the Beneficiary wants to receive the payment other than in a lump sum, he/she may only make such an election during the 60 day period after the day that the lump sum first became payable by Allianz Life.

If any owner dies during the Payout Phase and you are not the Annuitant, any payments which are remaining under the Annuity Option selected will continue at least as rapidly as they were being paid at your death. If you die during the Payout Phase, the Beneficiary becomes the Contract Owner.

DEATH OF THE ANNUITANT

If the Annuitant, who is not a Contract Owner or Joint Owner, dies during the Accumulation Phase, you will become the Annuitant unless you designate another Annuitant within 30 days of the death of the Annuitant. However, if the Contract is owned by a non-individual (for example, a qualified plan or trust), then we will treat the death of the Annuitant as the death of the Contract Owner, and a new Annuitant may not be named.

If the Annuitant dies after Annuity Payments have begun, the remaining amounts payable, if any, will be as provided for in the Annuity Option selected. The remaining amounts payable will be paid to the Contract Owner at least as rapidly as they were being paid at the Annuitant's death.

12.OTHER INFORMATION
--------------------------------------------------------------------------------

ALLIANZ LIFE

Allianz Life was organized under the laws of the state of Minnesota in 1896. We offer fixed and variable life insurance and annuities and group life, accident and health insurance. We are licensed to do direct business in 49 states and the District of Columbia. We are a wholly-owned subsidiary of Allianz Versicherungs-AG Holding.

THE SEPARATE ACCOUNT

We established Allianz Life Variable Account B (the Separate Account) under Minnesota insurance law on May 31, 1985. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.

The Separate Account holds the assets that underlie the Contracts, except assets allocated to the Fixed Account. We keep the Separate Account assets separate from the assets of our general account and other separate accounts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

We own the assets of the Separate Account. We credit gains to or charge losses against the Separate Account without regard to the performance of other investment accounts. The Separate Account's assets may not be used to pay any of our liabilities other than those arising from the Contracts. If the Separate Account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account.

DISTRIBUTION

Our wholly-owned subsidiary, USAllianz Investor Services, LLC (USAllianz) serves as principal underwriter for the Contracts. USAllianz, a limited liability company, organized in Minnesota, is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. USAllianz is registered as a broker/dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 (the "1934 Act") as well as with the securities commissions in the states in which it operates, and is a member of the NASD. More information about USAllianz is available at http://www.nasdr.com or by calling 1-800-289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program.

Commissions will be paid to broker/dealers who sell the Contracts. Broker/dealers will be paid commissions up to 7% of Purchase Payments. Sometimes, Allianz Life enters into an agreement with the broker/dealer to pay the broker/dealer commissions as a combination of a certain amount of the commission at the time of sale and a trail commission (which when totaled could exceed 7% of Purchase Payments).

Other compensation options also may be made available. USAllianz may enter into selling agreements with other broker/dealers registered under the 1934 Act. Under the agreements with those broker/dealers, the commission paid to the broker/dealer on behalf of the registered representative will not exceed those described above; selling firms may retain a portion of commissions. We may pay additional expenses. The registered representative may receive a portion of the expense reimbursement allowance paid to the broker/dealer.

In addition, we may pay certain sellers for other services not directly related to the sale of the Contracts (such as special marketing support allowances). We may also periodically pay certain sellers a commission bonus on aggregate sales for special promotional programs.

We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Contract Owners or the Separate Account.

We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

ADDITIONAL CREDITS FOR CERTAIN GROUPS

We may credit additional amounts to a Contract instead of modifying charges because of special circumstances that result in lower sales or administrative expenses or better than expected mortality or persistency experience.

ADMINISTRATION

Delaware Valley Financial Services, Inc. (DVFS), our Service Center, performs certain administrative services regarding the Contracts. Further information regarding DVFS is included in the Statement of Additional Information.

To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, will be mailed to your household, even if you or other persons in your household have more than one contract issued by Allianz or an affiliate. Call us at the toll-free number listed at the back of this prospectus if you need additional copies of financial reports, prospectuses, or annual and semiannual reports, or if you would like to receive one copy for each contract in future mailings.

FINANCIAL STATEMENTS

The consolidated financial statements of Allianz Life and the Separate Account have been included in the Statement of Additional Information.

13. GLOSSARY
--------------------------------------------------------------------------------
This prospectus is written in plain English to make it as understandable as possible. However, there are some technical words or terms that are defined below and are capitalized in the prospectus.

ACCOUNT PERIOD - the length of time for a Fixed Period Account. Account Periods range from one to ten years.

ACCUMULATION PHASE - the period of time before you elect to begin receiving Annuity Payments. Generally, you can make additional Purchase Payments during this time.

ACCUMULATION UNIT - the units into which we convert amounts invested in the subaccounts during the Accumulation Phase.

ANNUITANT - the natural person upon whose life the Annuity Payments are based. The Annuitant may be required to be the Contract Owner if the Contract is a Qualified Contract. The Contract Owner names the Annuitant at Contract issue.

ANNUITY OPTIONS - the income or payout options available under your Contract.

ANNUITY PAYMENTS - payments made by us to the Payee pursuant to the Annuity Option chosen. Annuity Payments may be variable, fixed or a combination of both variable and fixed.

ANNUITY UNIT - the units into which we convert amounts invested in the subaccounts during the Payout Phase.

BENEFICIARY - the person(s) or entity the Contract Owner names to receive any death benefit. The Beneficiary is named at Contract issue. Unless an irrevocable Beneficiary has been named, the Contract Owner can change the Beneficiary or contingent Beneficiary. If no Beneficiary is named, the owner's estate becomes the Beneficiary.

BUSINESS DAY - each day on which the New York Stock Exchange is open for trading, except when an Investment Option does not value its shares. Allianz Life is open for business on each day that the New York Stock Exchange is open. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern time.

CONTRACT - the deferred annuity contract corresponding to this prospectus that allows you to accumulate money tax deferred by making one or more Purchase Payments. It provides for lifetime or other forms of Annuity Payments beginning on the Income Date.

CONTRACT OWNER - "you," "your" and "yours". The person or entity named in the Contract who may exercise all rights granted by the Contract. The Contract Owner is designated at Contract issue, unless changed. A Non-Qualified Contract can be owned by up to two JOINT OWNERS. Any Joint Owner must be the spouse of the other Contract Owner (this requirement may not apply in certain states).

CONTRACT ANNIVERSARY - An anniversary of the Issue Date of your Contract.

CONTRACT VALUE - on any Business Day it is equal to the sum of your amounts in the Fixed Account and Separate Account, less any unvested bonus amounts.

CONTRACT YEAR - any period of twelve (12) months commencing with the Issue Date and each Contract Anniversary thereafter.

FIXED ACCOUNT - part of our general account. The general account consists of all of our assets other than those in our variable separate accounts. We have complete ownership and control of all of these assets.

FPA GUARANTEED MINIMUM VALUE - if you make a complete transfer or full withdrawal from the FPAs, the minimum value of the amount transferred or withdrawn after any Market Value Adjustment will not be less than the FPA Guaranteed Minimum Value.

GAV FIXED ACCOUNT MINIMUM - this is the minimum amount of Contract Value that we determine must be allocated to a FPA to support the GAV Benefit. You generally cannot reduce the amount in the FPAs below the GAV Fixed Account Minimum.

GAV TRANSFERS - these are the transfers we make between the FPAs and your selected Investment Options as a result of our monitoring your daily Contract Value (including any unvested bonus amounts) in order to support the GAV Benefit.

INCOME DATE - the date that you begin receiving Annuity Payments under your Contract. This date must be the first day of a calendar month.

INVESTMENT CHOICES - the variable Investment Options and any Fixed Account options available under the Contract for Purchase Payments or transfers. We may add, substitute or remove Investment Choices in the future.

INVESTMENT OPTIONS - the variable Investment Choices available under the Separate Account. You may not invest in more than ten Investment Options at any one time.

ISSUE DATE - the date as shown on the Contract that starts the first Contract Year. Contract Anniversaries and Contract Years are measured from the Issue Date.

LIVING GUARANTEES - a package of benefits that include the Guaranteed Account Value Benefit, the Guaranteed Minimum Income Benefit and the Guaranteed Withdrawal Benefit. These benefits are not available individually and there are no additional fees or charges associated with these benefits. Some of these benefits may not be available in all states.

MARKET VALUE ADJUSTMENT (MVA) - a positive or negative adjustment to amounts withdrawn or transferred from a FPA unless they are made within the initial period shown in your Contract or within 30 days of the end of an Account Period.

NON-QUALIFIED CONTRACT - a Contract that is not purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code.

PAYEE - the person you designate to receive Annuity Payments during the Payout Phase. You can be the Payee but it is not required under the Contract.

PAYOUT PHASE - the phase your Contract is in once Annuity Payments begin.

PURCHASE PAYMENT - the money you put in the Contract.

QUALIFIED CONTRACT - a Contract purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code (e.g. 401(k) and H.R. 10 plans), Individual Retirement Annuities (IRAs), or Tax-Sheltered Annuities (referred to as TSA, 403(b), or "90-24 transfer" contracts). Currently we issue Qualified Contracts which include but may not be limited to Roth IRAs, Traditional IRAs, Simplified Employee Pension (SEP) IRAs and TSA, 403(b) transfer Contracts ("90-24 transfers").

SEPARATE ACCOUNT - Allianz Life Variable Account B is the Separate Account that issues your Contract. It is a separate investment account of Allianz Life. The Separate Account holds the assets invested in the Investment Options that underlie the Contracts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

SEPARATE ACCOUNT VALUE - the portion of your Contract Value plus any unvested bonus amount that is in the subaccounts of the Separate Account during the Accumulation Phase. We calculate the Separate Account Value by multiplying the Accumulation Unit value in each subaccount by the number of Accumulation Units for each subaccount and then adding those results together.

SERVICE CENTER - The USAllianz Service Center. Our Service Center address and phone number are at the back of this prospectus.

14. TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
Allianz Life.....................................   2
Ratings Agencies.................................   2
Experts..........................................   2
Legal Opinions...................................   2
Distributor......................................   2
The Service Center...............................   2
Reduction or Elimination of the
    Withdrawal Charge............................   3
Calculation of Performance Data..................   3
       Total Return..............................   3
       Yield.....................................   4
       Performance Ranking.......................   5
       Performance Information...................   5
Illustrations....................................  12
Federal Tax Status...............................  12
       General...................................  13
       Diversification...........................  13
       Multiple Contracts........................  14
       Contracts Owned by Other Than
           Natural Persons.......................  14
       Assignments, Pledges and
           Gratuitous Transfers..................  14
       Death Benefits............................  14
           Income Tax Withholding................  14
       Required Distributions....................  15
       Tax Treatment of Distributions -
           Non-Qualified Contracts...............  15
       Qualified Contracts.......................  15
       Tax Treatment of Distributions -
           Qualified Contracts...................  16
       Tax-Sheltered Annuities -
           Withdrawal Limitations................  17
Guaranteed Account Value (GAV) Benefit...........  18
Annuity Provisions...............................  18
    Annuity Unit Value...........................  18
Mortality & Expense Risk Guarantee...............  19
Financial Statements.............................  19
Appendix A - Illustrations.......................  20

15. PRIVACY NOTICE
--------------------------------------------------------------------------------

A NOTICE ABOUT YOUR NONPUBLIC FINANCIAL AND HEALTH INFORMATION (FEBRUARY 2003)

WE CARE ABOUT YOUR PRIVACY!

This notice is required by federal and state privacy laws. It describes the privacy policy of Allianz Life and its family of companies listed below. Your privacy is a high priority for us. It will be treated with the highest degree of confidentiality. We need to collect certain information from you so that we can provide insurance products to you. We are committed to maintaining the privacy of this information in accordance with law. All persons with access to this information must follow this policy.

WE COLLECT THE FOLLOWING INFORMATION:

o INFORMATION FROM YOU--received from our insurance and annuity applications, claim forms or other forms ; examples are: your name; address; and date of birth;
o INFORMATION ABOUT YOUR TRANSACTIONS WITH US--examples are: your account balances; and your payment history;
o INFORMATION FROM THIRD PARTIES--from consumer reporting agencies; examples are: credit reports; and employment data.

WE MAY DISCLOSE THE FOLLOWING INFORMATION:

We disclose information such as your name; address; and policy information:

o TO OUR SERVICE PROVIDERS--such as persons who: collect premiums; investigate claims; and administer benefits;
o AS PERMITTED BY LAW--examples are:to government regulators; to law enforcement agencies; and related to court orders;
o OTHER CIRCUMSTANCES--examples are: to consumer reporting agencies to obtain underwriting information; to medical professionals to process your claim; to your insurance agent so he or she can perform services for you.

CONFIDENTIALITY AND SECURITY OF YOUR INFORMATION:

o We protect your information. The only persons who have access to your information are those who must have it to provide our products and services to you.
o If we become aware that any of your information is incorrect, we will make an effort to correct it.
o    We do not sell your information to others.

INFORMATION ABOUT OUR FORMER CUSTOMERS:

Information about our former customers is retained by us on a secure basis. If any disclosure of your information is made, it would be as described in this notice. We do not disclose any information about our former customers except as allowed or required by law.

THE FOLLOWING APPLIES ONLY TO AZ, CA, CT, GA, IL, KS, MA, ME, MN, MT, NV, NJ, NC, OH, OR, VA RESIDENTS:

o You have a right to access and request correction of your information that is retained by us.
o Information obtained from a report prepared by an insurance support agency may be retained by the agency and disclosed to other persons.

THE FOLLOWING APPLIES ONLY TO MASSACHUSETTS RESIDENTS: (in addition to the above provisions):

o Upon your written request, you have a right to receive the reason for any adverse underwriting decision made by Allianz Life.

THE FOLLOWING APPLIES ONLY TO MONTANA RESIDENTS: (in addition to the above provisions):

o You are entitled to receive, upon request to Allianz Life, a record of any subsequent disclosures of medical record information made by Allianz Life, including the following:

     1. The name, address and institutional affiliation, if any, of each person receiving or examining the medical information during the preceding three years prior to your receipt of this privacy notice;
     2. The date of the receipt or examination; and
     3. To the extent practicable, a description of the information disclosed.

NOTIFICATION OF CHANGE:

If we revise our privacy practices in the future, we will notify you prior to the changes.

ALLIANZ LIFE CONTACT INFORMATION:

If you have any questions or concerns about our privacy policies or procedures, please write, call, or E-mail:

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
PO BOX 1344
MINNEAPOLIS, MN 55440-1344
800/328-5600
WWW.ALLIANZLIFE.COM

ALLIANZ LIFE FAMILY OF COMPANIES:
o        Allianz Life Insurance Company of North America
o        USAllianz Investor Services, LLC
o        USAllianz Securities, Inc.
o        USAllianz Advisers, LLC
o        Allianz Individual Insurance Group, Inc.


                                                       Privacy Notice (R-2/2003)

APPENDIX A - Annual expenses for each investment option
--------------------------------------------------------------------------------

This table  describes in detail the annual  expenses for each of the  Investment
Options. We show the expenses as a percentage of an Investment Option's average daily net assets for the most recent fiscal year. Except for the USAZ Funds and the PIMCO VIT portfolios, neither the variable Investment Options nor their advisers are affiliated with Allianz Life.

------------------------------------------------------------------------------------------------------------------------------------
                                                             ANNUAL OPERATING EXPENSES BEFORE FEE                    TOTAL ANNUAL
                                                              WAIVERS OR EXPENSE REIMBURSEMENTS         AMOUNT OF      OPERATING
                                                                                                       CONTRACTUAL  EXPENSES AFTER
                                                                                                       FEE WAIVERS    CONTRACTUAL
                                                            MANAGEMENT             OTHER                   AND      FEE WAIVERS OR
                                                              FEES     12B-1       EXPENSES    TOTAL  REIMBURSEMENTS    EXPENSE
VARIABLE INVESTMENT OPTION                                             FEES**                                        REIMBURSEMENTS
------------------------------------------------------------------------------------------------------------------------------------
USAZ AIM Basic Value Fund (1)                                 .75%       .25%       1.19%      2.19%       1.09%         1.10%
------------------------------------------------------------------------------------------------------------------------------------
USAZ AIM Blue Chip Fund (1)                                   .80        .25        1.83       2.88        1.73          1.15
------------------------------------------------------------------------------------------------------------------------------------
USAZ AIM Dent Demographic Trends Fund (1)                     .85        .25        2.68       3.78        2.58          1.20
------------------------------------------------------------------------------------------------------------------------------------
USAZ AIM International Equity Fund (1)                        .90        .25        2.55       3.70        2.45          1.25
------------------------------------------------------------------------------------------------------------------------------------
USAZ AllianceBernstein Growth and Income Fund (1)            1.00        .25         .93       2.18        1.08          1.10
------------------------------------------------------------------------------------------------------------------------------------
USAZ AllianceBernstein Large Cap Growth Fund (1)             1.00        .25         .90       2.15        1.05          1.10
------------------------------------------------------------------------------------------------------------------------------------
USAZ AllianceBernstein Technology Fund (1)                   1.00        .25        1.36       2.61        1.36          1.25
------------------------------------------------------------------------------------------------------------------------------------
Davis VA Financial Portfolio                                  .75        --          .24        .99          --           .99
------------------------------------------------------------------------------------------------------------------------------------
Davis VA Value Portfolio                                      .75        --          .08        .83          --           .83
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus IP Small Cap Stock Index Portfolio-Service            .35        .25    --              .60          --           .60
Shares
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund-Service Shares                       .25        .25         .01        .51          --           .51
------------------------------------------------------------------------------------------------------------------------------------
Franklin Global Communications Securities Fund - Class        .57        .25         .03        .85          --           .85
2 (2), (3)
------------------------------------------------------------------------------------------------------------------------------------
Franklin Growth and Income Securities Fund - Class 2          .49        .25         .04        .78          --           .78
(2), (3)
------------------------------------------------------------------------------------------------------------------------------------
Franklin High Income Fund - Class 2 (2), (3)                  .60        .25         .03        .88          --           .88
------------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund - Class 2 (2), (3)            .50        .25         .03        .78          --           .78
------------------------------------------------------------------------------------------------------------------------------------
Franklin Large Cap Growth Securities Fund - Class 2           .75        .25         .05       1.05          --          1.05
(2), (3)
------------------------------------------------------------------------------------------------------------------------------------
Franklin Real Estate Fund - Class 2 (2), (3)                  .53        .25         .04        .82          --           .82
------------------------------------------------------------------------------------------------------------------------------------
Franklin Rising Dividends Securities Fund - Class 2           .75        .25         .04       1.04         .01          1.03
(2), (3), (4)
------------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund - Class 2 (2), (4)                    .53        .25         .31       1.09         .05          1.04
------------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value Securities Fund - Class 2 (2),       .59        .25         .20       1.04         .03          1.01
(4)
------------------------------------------------------------------------------------------------------------------------------------
Franklin U.S. Government Fund - Class 2 (2), (3)              .50        .25         .04        .79          --           .79
------------------------------------------------------------------------------------------------------------------------------------
Franklin Zero Coupon Fund 2005 - Class 1 (3)                  .62        --          .06        .68          --           .68
------------------------------------------------------------------------------------------------------------------------------------
Franklin Zero Coupon Fund 2010 - Class 1 (3)                  .62        --          .06        .68          --           .68
------------------------------------------------------------------------------------------------------------------------------------
Mutual Discovery Securities Fund - Class 2 (2)                .80        .25         .23       1.28          --          1.28
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2 (2), (4)              .60        .25         .21       1.06         .01          1.05
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund - Class 2       1.25        .25         .33       1.83          --          1.83
(2)
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 2 (2), (4)          .70        .25         .20       1.15         .02          1.13
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 2 (2), (3)           .81        .25         .06       1.12          --          1.12
------------------------------------------------------------------------------------------------------------------------------------
USAZ Templeton Developed Markets Fund (1)                     .875       .25        2.235      3.36        2.11          1.25
------------------------------------------------------------------------------------------------------------------------------------
Jennison 20/20 Focus Portfolio - Class 2                      .75        .25         .37       1.37          --          1.37
------------------------------------------------------------------------------------------------------------------------------------
SP Jennison International Growth Portfolio - Class 2 (5)      .85        .25         .70       1.80          --          1.80
------------------------------------------------------------------------------------------------------------------------------------
SP Strategic Partners Focused Growth Portfolio - Class        .90        .25        1.19       2.34          --          2.34
2 (5)
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                         .65        --          .02        .67          --           .67
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA                               .74        --          .03        .77          --           .77
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA                               .68        --          .01        .69          --           .69
------------------------------------------------------------------------------------------------------------------------------------
USAZ Oppenheimer Emerging Growth Fund (1)                     .85        .25        1.28       2.38        1.13          1.25
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio - Admin. Class (6)             .25        --          .51        .76         .01           .75
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio- Admin. Class                 .25        --          .41        .66          --           .66
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT StocksPLUS Growth and Income Portfolio -            .40        --          .26        .66         .01           .65
Admin. Class
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio- Admin. Class (6)            .25        --          .41        .66         .01           .65
------------------------------------------------------------------------------------------------------------------------------------
USAZ PIMCO NFJ Small Cap Value Fund (1), (7)                  .75        .25         .25       1.25          --          1.25
------------------------------------------------------------------------------------------------------------------------------------
USAZ PIMCO PEA Growth and Income Fund  (1)                    .75        .25        1.30       2.30        1.20          1.10
------------------------------------------------------------------------------------------------------------------------------------
USAZ PIMCO PEA Renaissance Fund  (1)                          .75        .25         .40       1.40         .30          1.10
------------------------------------------------------------------------------------------------------------------------------------
USAZ PIMCO PEA Value Fund  (1)                                .75        .25         .78       1.78         .68          1.10
------------------------------------------------------------------------------------------------------------------------------------
Seligman Small-Cap Value Portfolio - Class 1  (8)            1.00        --          .18       1.18          --          1.18
------------------------------------------------------------------------------------------------------------------------------------
USAZ Money Market Fund                                        .35        .25         .27        .87          --           .87
------------------------------------------------------------------------------------------------------------------------------------
USAZ  Van Kampen Aggressive Growth Fund (1)                   .90        .25        1.97       3.12        1.87          1.25
------------------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Comstock Fund (1)                             .775       .25         .455      1.48         .28          1.20
------------------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Emerging Growth Fund (1)                      .85        .25         .97       2.07         .97          1.10
------------------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Global Franchise Fund (1), (7)                .95        .25         .15       1.35          --          1.35
------------------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Growth and Income Fund (1)                    .775       .25         .555      1.58         .48          1.10
------------------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Growth Fund (1)                               .85        .25        1.21       2.31        1.11          1.20
------------------------------------------------------------------------------------------------------------------------------------

**The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, USAllianz Investor Services, LLC, will receive 12b-1 fees.

(1) USAllianz Advisers ("USAZ"), the Investment Option's investment adviser, and the Investment Option have entered into a written contract limiting operating expenses to the "after waiver" amount listed above through May 1, 2004. The Investment Option is authorized to reimburse USAZ for management fees previously waived and/or for the cost of Other Expenses paid by USAZ provided that such reimbursement will not cause the Investment Option to exceed the expense limitation noted above. The Investment Option's ability to reimburse USAZ in this manner only applies to fees paid or reimbursement made by USAZ at some time within the first three years from the time the Investment Option commenced operations.

(2) For the variable Investment Options of Franklin Templeton Variable Insurance Products Trust, Class 2 shares have a distribution plan that is referred to as a rule 12b-1 plan. See "Fund Account Policies" in the Franklin Templeton Variable Insurance Products Trust prospectus for more information about the rule 12b-1 plan.

(3)  The Fund administration fee is paid indirectly through the management fee.

(4) For the Franklin Rising Dividends, Franklin Small Cap, Franklin Small Cap Value Securities, Mutual Shares Securities and Templeton Foreign Securities Funds, the managers have agreed in advance to make estimated reductions of 0.01%, 0.05%, 0.03%, 0.01% and 0.02%, respectively, in their fees to reflect reduced services resulting from the Investment Options' investment in a Franklin Templeton money fund for cash management. The reduction is not voluntary and is required by the Investment Options' Board of Trustees and an exemptive order of the Securities and Exchange Commission.

(5) These variable Investment Options voluntarily agreed to reimburse "other expenses" for the SP Jennison International Growth Portfolio that exceeded .16% and for the SP Strategic Partners Focused Growth Portfolio that exceeded .93%. These reimbursements are voluntary and may be terminated at any time.

(6) PIMCO has contractually agreed to reduce total annual Investment Option operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.75%, 0.65% and 0.65%, respectively, of average daily net assets for the PIMCO VIT High Yield, PIMCO VIT Stocks Plus Growth and Income and Total Return Portfolios. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(7) The USAZ PIMCO NFJ Small Cap Value Fund, and the USAZ Van Kampen Global Franchise Fund commenced operations as of May 1, 2003. The expenses shown above for these variable Investment Options are estimated for the current fiscal year.

(8) J & W. Seligman & Co. Incorporated ("Seligman") voluntarily agreed to reimburse expenses of Seligman Small-Cap Value Portfolio, other than "management fees" and "12b-1 fees," that exceed 0.20%.

APPENDIX B - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

The consolidated financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B may be found in the Statement of Additional Information.

Accumulation Unit Value (AUV) information is reflected in the tables below. This information should be read in conjunction with the financial statements and related notes of the Separate Account included in the Statement of Additional Information.

THIS INFORMATION WILL BE ADDED UPON AMENDMENT.

A Statement of Additional Information (SAI) dated the same date as this prospectus includes additional information about the annuity offered by this prospectus. The SAI is incorporated by reference into this prospectus. The SAI is filed with the SEC and is available without charge by contacting us at the phone number or address listed below. The table of contents of the SAI appears before the Privacy Notice in this prospectus.

In order to help you understand how your Contract Values vary over time and under different sets of assumptions, we will provide you with certain personalized illustrations upon request and free of charge. You can request illustrations at any time by contacting your registered representative. Illustrations demonstrate how your Contract Value, cash surrender value, death benefits, and (if applicable) the GMIB value of a Contract change based on the investment experience of the variable Investment Options or the hypothetical rate of return. The illustrations are hypothetical and may not be used to project or predict investment results.

You can also review and copy information about us, the Separate Account, the prospectus and the SAI at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the Public Reference Room by calling (202) 942-8090.

The SEC also maintains a web site (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC's web site. If you do not have access to the web site you can get copies of information from the web site upon payment of a duplication fee by writing to:

     PUBLIC REFERENCE SECTION OF THE COMMISSION
     450 Fifth Street NW
     Washington, DC 20549-0102


You can contact us at:
     ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
     5701 Golden Hills Drive
     Minneapolis, MN  55416
     (800) 624-0197

If you need service (such as changes in Contract information, inquiry into Contract Values, to request a withdrawal, etc.), please contact our service center:
     USALLIANZ SERVICE CENTER
     300 Berwyn Park
     P.O. Box 3031 Berwyn, PA 19312-0031 (800) 624-0197

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                             USALLIANZ HIGH FIVE (TM) BONUS
                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       VARIABLE DEFERRED ANNUITY CONTRACT

                                    ISSUED BY
             ALLIANZ LIFE VARIABLE ACCOUNT B (THE SEPARATE ACCOUNT)
                                       AND
   ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA (ALLIANZ LIFE, WE, US, OUR)
                                  ______, 2004


This is not a prospectus. This Statement of Additional Information (SAI) should be read in conjunction with the prospectus for the Contract, which is dated the same date as this SAI. Definitions of capitalized terms can be found in the glossary in the prospectus. The prospectus is incorporated in this SAI by reference.

The prospectus for the Contract concisely sets forth information that a prospective investor ought to know before investing. For a copy of the Contract's prospectus, call or write us at:


                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                             5701 Golden Hills Drive
                              Minneapolis, MN 55416
                                 1-800-624-0197

TABLE OF CONTENTS

Allianz Life.....................................   2
Ratings Agencies.................................   2
Experts..........................................   2
Legal Opinions...................................   2
Distributor......................................   2
The Service Center...............................   2
Reduction or Elimination of the
    Withdrawal Charge............................   3
Calculation of Performance Data..................   3
   Total Return..................................   3
   Yield.........................................   4
   Performance Ranking...........................   5
   Performance Information.......................   5
Illustrations....................................  12
Federal Tax Status...............................  12
   General.......................................  13
   Diversification...............................  13
   Multiple Contracts............................  14
   Contracts Owned by Other Than
     Natural Persons.............................  14
    Assignments, Pledges and
       Gratuitous Transfers......................  14
    Death Benefits...............................  14
    Income Tax Withholding.......................  14
    Required Distributions.......................  15
    Tax Treatment of Distributions -
       Non-Qualified Contracts...................  15
    Qualified Contracts..........................  15
    Tax Treatment of Distributions -
       Qualified Contracts.......................  16
    Tax-Sheltered Annuities -
       Withdrawal Limitations....................  17
Guaranteed Account Value Benefit.................  18
Annuity Provisions...............................  18
    Annuity Unit Value...........................  18
Mortality & Expense Risk Guarantee...............  19
Financial Statements.............................  19
Appendix A - Illustrations.......................  20


                                                                     ___SAI-__04

ALLIANZ LIFE
--------------------------------------------------------------------------------

Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. We are a wholly-owned subsidiary of Allianz Versicherungs-AG Holding (Allianz AG). Allianz AG is headquartered in Munich, Germany, and has sales outlets throughout the world. We offer fixed and variable life insurance and annuities, and group life, accident and health insurance.


RATINGS AGENCIES
--------------------------------------------------------------------------------

We receive ratings from the independent rating agencies of A.M. Best and Moody's. A.M. Best and Moody's rate insurance companies for their financial strength. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the Separate Account. This information relates only to our general account and reflects our ability to make Annuity Payments and to pay death benefits and other distributions from the Contract. For detailed information on the current agency ratings given to Allianz Life and on the rating categories that have been established by the agencies, contact your registered representative.


EXPERTS
--------------------------------------------------------------------------------

The financial statements of Allianz Life Variable Account B as of and for the year ended December 31, 2002 and the consolidated financial statements of Allianz Life as of December 31, 2002 and 2001 and for each of the years in the three years ended December 31, 2002 included in this SAI have been audited by KPMG LLP, independent accountants, as indicated in their report included in this SAI and are included herein in reliance upon such reports and upon the authority of said firm as experts in accounting and auditing. The principal business address of KPMG LLP is 4200 Wells Fargo Center, Minneapolis, MN.

Allianz Life's audit report refers to a change in its method of accounting for derivative instruments in 2001 and its method of accounting for goodwill in 2002.


LEGAL OPINIONS
--------------------------------------------------------------------------------

Stewart D. Gregg, Senior Counsel to Allianz Life, has provided legal advice on certain matters in connection with the issuance of the Contracts.


DISTRIBUTOR
--------------------------------------------------------------------------------
USAllianz Investor Services, LLC, a subsidiary of Allianz Life, acts as the distributor. The offering is on a continuous basis.


THE SERVICE CENTER
--------------------------------------------------------------------------------

Delaware Valley Financial Services, Inc. (DVFS), performs certain administrative services regarding the Contracts. DVFS is a wholly-owned subsidiary of Allianz Life. The Service Center is located at 300 Berwyn Park, Berwyn, Pennsylvania. The administrative services performed by the Service Center include:

o    Issuance of the Contracts,
o    Maintenance of Contract Owner records,
o Processing and mailing of account statements and other mailings to Contract Owners, and
o    Routine customer service including:
     -    Responding to Contract Owner correspondence and inquiries,
     -    Processing of Contract changes,
     -    Processing withdrawal requests (both partial and total), and
     -    Processing annuitization requests.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE
--------------------------------------------------------------------------------

We may reduce or eliminate the withdrawal charge on the Contracts when Contract sales are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. We will determine the entitlement to a reduction of the withdrawal charge after examination of the following factors:

o    the size of the group;
o the total amount of Purchase Payments expected to be received from the group;
o the nature of the group for which the Contracts are purchased, and the persistency expected in that group (i.e., the expectation that the Contract Owners will continue to hold the Contracts for a certain period of time);
o the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and
o any other circumstances which we believe to be relevant to determining whether reduced sales or administrative expenses may be expected.

None of these reductions are contractually guaranteed.

We may eliminate the withdrawal charge when the Contracts are issued to an officer, director or employee of Allianz Life or any of its affiliates. We may reduce or eliminate the withdrawal charge when the Contract is sold by a registered representative appointed with Allianz Life to any members of his or her immediate family and the commission is waived. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

CALCULATION OF PERFORMANCE DATA
--------------------------------------------------------------------------------

TOTAL RETURN

From time to time, we may advertise the performance data for the divisions of the Separate Account (also known as subaccounts) in sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications. Performance data will show the percentage change in the value of an Accumulation Unit based on the performance of a subaccount over a stated period of time. We determine the change in value of an Accumulation Unit by dividing the increase (or decrease) in value for that Accumulation Unit by the Accumulation Unit value at the beginning of the period.

Any performance data will include total return figures for the one, five, and ten year (or since inception) time periods indicated. Total return figures will reflect the deduction of the total Separate Account expense (the mortality and expense risk charge and the administrative charge), the total operating expenses of the Investment Options, any applicable withdrawal charge and the contract maintenance charge ("Standardized Average Annual Total Return"). The withdrawal charge and contract maintenance charge deductions are calculated assuming the Contract Value is withdrawn at the end of the reporting period.

We will determine the hypothetical value of a Contract purchased for the time periods described by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment, and deducting any applicable contract maintenance charges and any applicable withdrawal charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:


                           P(1+T)n = ERV

where:

     P    = a hypothetical initial Purchase Payment of $1,000;
     T    = average annual total return;
     n    = number of years;
     ERV = ending redeemable value of a hypothetical $1,000 Purchase Payment made at the beginning of the time periods used at the end of such time periods (or fractional portion thereof).

We may also advertise performance data calculated in the same manner as described above but which will not reflect the deduction of the withdrawal charge and the contract maintenance charge. We may also advertise cumulative and average total return information over different periods of time. We may also present performance information computed on a different basis ("Non-Standardized Total Return").

Cumulative total return is calculated in a similar manner as the average annual total return, except that the results are not annualized. Each calculation assumes the Contract carries no sales load and assumes that the income earned by the investment in the Investment Option is reinvested.

Contract Owners should note that investment results will fluctuate over time, and any presentation of total return for any period should not be considered as a representation of what an investment may earn or what a Contract Owner's total return may be in any future period.

YIELD

THE USAZ MONEY MARKET FUND. We may advertise yield information for the USAZ Money Market Fund. The USAZ Money Market Fund's current yield may vary each day, depending upon, among other things, the average maturity of the Investment Option's investment securities and changes in interest rates, operating expenses, the deduction of the total Separate Account expense (the mortality and expense risk charge and the administrative charge), the contract maintenance charge and, in certain instances, the value of the Investment Option's investment securities. Bonus amounts are not reflected in any performance information. The fact that the subaccount's current yield will fluctuate and that the principal is not guaranteed should be taken into consideration when using the subacount's current yield as a basis for comparison with savings accounts or other fixed-yield investments. The yield at any particular time is not indicative of what the yield may be at any other time.

The USAZ Money Market Fund's current yield is computed on a base period return of a hypothetical Contract having a beginning balance of one Accumulation Unit for a particular period of time (generally seven days). The return is determined by dividing the net change (exclusive of any capital changes) in such Accumulation Unit by its beginning value, and then multiplying it by 365/7 to get the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends paid by the Investment Option, and the deduction of the total Separate Account expense and the contract maintenance charge.

The effective yield reflects the effects of compounding and represents an annualization of the current return with all dividends reinvested. (Effective yield = [(Base Period Return + 1)365/7] - 1.)

For the seven-day period ending on December 31, 2002, the USAZ Money Market Fund had the following yields:

                       Total Separate Account       Total Separate Account
                       Annual Expense of 1.70%      Annual Expense of 1.90%

 Current Yield                 -1.05%                       xx.xx%
 Effective Yield               -1.04%                       xx.xx%

THIS TABLE WILL BE UPDATED UPON AMENDMENT

OTHER INVESTMENT OPTIONS. We may also quote yield in sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications for the other Investment Options. Each Investment Option (other than the USAZ Money Market Fund) will publish standardized total return information with any quotation of current yield.

The yield computation is determined by dividing the net investment income per Accumulation Unit earned during the period (minus the deduction for the total Separate Account expense and contract maintenance charge) by the Accumulation Unit value on the last day of the period and annualizing the resulting figure, according to the following formula:


                          Yield = 2 [((A-B) + 1)6 - 1]
                                       cd
where:

     a = net investment income earned during the period by the Investment Option attributable to shares owned by the subaccount;
     b    = expenses accrued for the period (net of reimbursements);
     c = the average daily number of Accumulation Units outstanding during the period;
     d = the maximum offering price per Accumulation Unit on the last day of the period.

We will use the above formula in calculating quotations of yield, based on specified 30-day periods (or one month) identified in the sales literature, advertisement, or communication. Yield calculations assume the Contracts carry no sales load. We do not currently advertise yield information for any subaccount (other than the USAZ Money Market Fund).

PERFORMANCE RANKING
Total return may be compared to relevant indices, including U.S. domestic and international indices and data from Lipper Analytical Services, Inc., Standard & Poor's Indices, or VARDS(R).

From time to time, evaluation of performance by independent sources may also be used.

PERFORMANCE INFORMATION
Certain Investment Options have been in existence for some time and have investment performance history. In order to show how investment performance of the Investment Options affects Accumulation Unit values, the following performance information was developed. Bonus amounts are not reflected in any performance information.

Certain Investment Options issue two or more classes of shares and certain share classes may have Rule 12b-1 expenses. The classes of shares currently offered by this Contract are listed in the performance tables that appear later in this section. For more information about share classes, see the Investment Options' prospectuses.

Because class 2 shares were not offered until 1/6/99 (or 5/1/97 for Templeton Developing Markets Securities Fund and Templeton Foreign Securities Fund), standardized class 2 Investment Option performance for prior periods represents historical results of class 1 shares. For periods beginning 1/6/99 (or 5/1/97), class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

Ongoing stock market volatility can dramatically change the Investment Options' short-term performance; current results may differ.

Accumulation Unit performance is reflected in the following tables.

The performance figures in Charts A and B reflect Accumulation Unit performance from Separate Account inception or, if later, the date that a particular Investment Option was added to the Separate Account (subaccount inception date).

     o Chart A reflects performance for Contracts with the Traditional GMDB (total Separate Account expenses of 1.70%).

     o Chart B reflects performance for Contracts with the Enhanced GMDB (total Separate Account expenses of 1.90%).

The performance figures in Charts C and D reflect Accumulation Unit performance from Investment Option inception which may pre-date Separate Account Inception and assumes the Accumulation Units were invested in each of the Investment Options from the Investment Option inception dates as listed on the table. This information is for periods prior to when the Contracts were first offered, and has been adjusted to reflect Contract expenses.

     o Chart C reflects performance for Contracts with the Traditional GMDB (total Separate Account expenses of 1.70%).

     o Chart D reflects performance for Contracts with the Enhanced GMDB (total Separate Account expenses of 1.90%).

Chart E reflects performance information for the Investment Options and does not include any Contract fees or expenses.



     ------------------- --------------- ----------------- ---------------
                             TOTAL
                           SEPARATE
                            ACCOUNT           ACTUAL        HYPOTHETICAL
     DEATH BENEFITS         EXPENSES       PERFORMANCE      PERFORMANCE
     ------------------- --------------- ----------------- ---------------
     Traditional GMDB        1.70%           Chart A           Chart C
     ------------------- --------------- ----------------- ---------------
     Enhanced GMDB           1.90%           Chart B           Chart D
     ------------------- --------------- ----------------- ---------------


The performance figures in Column I of each table represent performance figures for the Accumulation Units which reflect the total Separate Account expenses, the contract maintenance charge, the total operating expenses of the Investment Options and assumes that you make a withdrawal at the end of the period (therefore the withdrawal charge is reflected). Column II represents performance figures for the Accumulation Units which reflect the deduction of the total Separate Account expense and the total operating expenses of the Investment Options, but no withdrawal charge. Past performance does not guarantee future results.

CHARTS B AND D WILL BE UPDATED UPON AMENDMENT



CHART A - CONTRACTS WITH THE SELECTION OF THE  TRADITIONAL GMDB (TOTAL  SEPARATE
     ACCOUNT  EXPENSES  OF  1.70%);   BONUS  IS  NOT  REFLECTED  IN  PERFORMANCE
     -------------------------------------------------------------------------------------------------------------------------------

Total Return for the periods ended December 31, 2002:                             ACTUAL PERFORMANCE

------------------------------------------------------------------------------------------------------------------------------------
                                                COLUMN I (WITH WITHDRAWAL CHARGES)       COLUMN II (WITHOUT WITHDRAWAL CHARGES)
                                              --------------------------------------------------------------------------------------
                                  SUBACCOUNT
-------------------------------   INCEPTION   ONE    THREE    FIVE     TEN     SINCE     ONE    THREE    FIVE     TEN      SINCE
                                    DATE      YEAR    YEAR    YEAR    YEAR    INCEPTION YEAR     YEAR    YEAR     YEAR    INCEPTION
INVESTMENT OPTION
------------------------------------------------------------------------------------------------------------------------------------
USAZ AIM Basic Value*                5/1/2002    N/A      N/A     N/A     N/A   -33.10%     N/A      N/A     N/A      N/A   -24.50%
USAZ AIM Blue Chip*                  5/1/2002    N/A      N/A     N/A     N/A   -28.59%     N/A      N/A     N/A      N/A   -20.00%
USAZ AIM Dent Demographic Trends*    5/1/2002    N/A      N/A     N/A     N/A   -33.26%     N/A      N/A     N/A      N/A   -24.66%
USAZ AIM International Equity*       5/1/2002    N/A      N/A     N/A     N/A   -27.92%     N/A      N/A     N/A      N/A   -19.32%
USAZ AllianceBernstein Growth       11/5/2001 -34.06%     N/A     N/A     N/A   -27.39% -25.46%      N/A     N/A      N/A   -19.54%
and Income
USAZ AllianceBernstein Large Cap    11/5/2001 -40.47%     N/A     N/A     N/A   -33.01% -31.87%      N/A     N/A      N/A   -25.06%
Growth
USAZ AllianceBernstein Technology   11/5/2001 -50.73%     N/A     N/A     N/A   -41.88% -42.13%      N/A     N/A      N/A   -33.78%
Davis VA Financial                   2/1/2000 -26.84%     N/A     N/A     N/A    -4.65% -18.24%      N/A     N/A      N/A    -1.46%
Davis VA Value                       2/1/2000 -26.27%     N/A     N/A     N/A   -11.53% -17.68%      N/A     N/A      N/A    -7.87%
Dreyfus IP Small Cap Stock Index*    5/1/2002    N/A      N/A     N/A     N/A   -32.72%     N/A      N/A     N/A      N/A   -24.12%
Dreyfus Stock Index*                 5/1/2002    N/A      N/A     N/A     N/A   -27.88%     N/A      N/A     N/A      N/A   -19.28%
Franklin Global Communications      1/24/1989 -43.24% -40.38% -18.31%  -3.79%     0.77% -34.64%  -33.14% -14.89%   -3.30%     0.83%
Securities - Class 2(1),(2)
Franklin Growth and Income          1/24/1989 -25.74%  -5.86%  -2.33%   6.24%     6.17% -17.14%   -2.68%  -0.54%    6.47%     6.24%
Securities - Class 2(1),(2)
Franklin High Income - Class        1/24/1989 -20.08% -11.79%  -7.75%   1.42%     3.17% -11.48%   -8.18%  -5.53%    1.75%     3.24%
2(1),(2)
Franklin Income Securities -        1/24/1989 -10.89%   1.59%   0.17%   5.68%     7.23%  -2.29%    4.35%   1.80%    5.93%     7.29%
Class 2(1),(2)
Franklin Large Cap Growth            5/1/1996 -33.09% -15.92%  -0.89%     N/A     3.92% -24.49%  -11.99%   0.79%      N/A     4.70%
Securities - Class 2(1),(2)
Franklin Real Estate - Class        1/24/1989 -8.25%    8.82%  -1.00%   7.97%     7.71%   0.35%   11.25%   0.72%    8.19%     7.77%
2(1),(2)
Franklin Rising Dividends           1/27/1992 -11.84%   6.09%   2.05%   7.85%     8.06%  -3.25%    8.63%   3.58%    8.07%     8.13%
Securities - Class 2(1),(2)
Franklin Small Cap - Class          11/1/1995 -38.49% -26.18%  -3.51%     N/A     3.84% -29.89%  -21.19%  -1.65%      N/A     4.45%
2(1),(2)
Franklin Small Cap Value             5/1/1998 -19.39%   4.42%     N/A     N/A    -3.26% -10.79%    7.05%     N/A      N/A    -1.28%
Securities - Class 2(1),(2)
Franklin U.S. Government - Class    3/14/1989 -0.68%    5.05%   3.64%   4.98%     5.94%   7.92%    7.65%   5.08%    5.25%     6.01%
2(2)
Franklin Zero Coupon 2005 -         3/14/1989 -0.35%    6.11%   4.18%   6.65%     7.90%   8.25%    8.66%   5.61%    6.89%     7.96%
Class 1(2)
Franklin Zero Coupon 2010 -         3/14/1989  9.48%   10.32%   5.44%   8.52%     9.09%  18.08%   12.69%   6.80%    8.72%     9.15%
Class 1(2)
Mutual Discovery Securities -       11/8/1996 -19.52%  -4.78%  -0.13%     N/A     3.29% -10.92%   -1.66%   1.52%      N/A     4.20%
Class 2(1),(2)
Mutual Shares Securities - Class    11/8/1996 -21.90%  -2.46%   0.62%     N/A     3.93% -13.30%    0.52%   2.22%      N/A     4.80%
2(1),(2)
Templeton Developing Markets        3/15/1994 -10.43% -19.30%  -8.76%     N/A    -4.20%  -1.83%  -15.03%  -6.45%      N/A    -3.47%
Securities - Class 2(1),(2),(3)
Templeton Foreign Securities -      1/27/1992 -28.53% -19.10%  -6.63%   3.40%     2.92% -19.93%  -14.87%  -4.53%    3.68%     2.99%
Class 2(1),(2),(4)
Templeton Growth Securities -       3/15/1994 -28.46% -11.71%  -2.02%     N/A     4.17% -19.86%   -8.12%  -0.26%      N/A     4.56%
Class 2(1),(2)
USAZ Templeton Developed Markets    11/5/2001 -23.95%     N/A     N/A     N/A   -19.52% -15.35%      N/A     N/A      N/A   -11.78%
Jennison 20/20 Focus*                5/1/2002    N/A      N/A     N/A     N/A   -27.31%     N/A      N/A     N/A      N/A   -18.71%
SP Jennison International Growth   12/15/2000 -32.74%     N/A     N/A     N/A   -37.07% -24.14%      N/A     N/A      N/A   -30.46%
SP Strategic Partners Focused      12/15/2000 -35.37%     N/A     N/A     N/A   -29.63% -26.77%      N/A     N/A      N/A   -23.69%
Growth
Oppenheimer Global Securities/VA     2/1/2000 -32.04%     N/A     N/A     N/A   -16.84% -23.44%      N/A     N/A      N/A   -12.76%
Oppenheimer High Income/VA           2/1/2000 -12.64%     N/A     N/A     N/A    -6.34%  -4.04%      N/A     N/A      N/A    -3.03%
Oppenheimer Main Street/VA           2/1/2000 -28.77%     N/A     N/A     N/A   -17.67% -20.17%      N/A     N/A      N/A   -13.52%
USAZ Oppenheimer Emerging Growth*    5/1/2002    N/A      N/A     N/A     N/A   -28.61%     N/A      N/A     N/A      N/A   -20.02%
PIMCO VIT High Yield - Admin.        2/1/2000 -11.48%     N/A     N/A     N/A    -4.60%  -2.88%      N/A     N/A      N/A    -1.41%
Class
PIMCO VIT StocksPLUS Growth &        2/1/2000 -30.16%     N/A     N/A     N/A   -18.58% -21.56%      N/A     N/A      N/A   -14.34%
Income - Admin. Class
PIMCO VIT Total Return - Admin.      2/1/2000 -1.36%      N/A     N/A     N/A     5.51%   7.24%      N/A     N/A      N/A     8.17%
Class
USAZ PIMCO PEA Growth and Income    11/5/2001 -28.85%     N/A     N/A     N/A   -24.66% -20.25%      N/A     N/A      N/A   -16.84%
USAZ PIMCO PEA Renaissance          11/5/2001 -34.95%     N/A     N/A     N/A   -24.55% -26.35%      N/A     N/A      N/A   -16.73%
USAZ PIMCO PEA Value                11/5/2001 -34.77%     N/A     N/A     N/A   -24.76% -26.17%      N/A     N/A      N/A   -16.94%
Seligman Small-Cap Value - Class 1   2/1/2000 -25.40%     N/A     N/A     N/A     8.56% -16.80%      N/A     N/A      N/A    11.08%
USAZ Money Market                    2/1/2000 -9.46%      N/A     N/A     N/A    -1.57%  -0.86%      N/A     N/A      N/A     1.45%
USAZ Van Kampen Aggressive Growth    5/1/2001 -42.09%     N/A     N/A     N/A   -38.37% -33.49%      N/A     N/A      N/A   -31.44%
USAZ Van Kampen Comstock             5/1/2001 -29.83%     N/A     N/A     N/A   -22.88% -21.23%      N/A     N/A      N/A   -16.85%
USAZ Van Kampen Emerging Growth      5/1/2001 -42.06%     N/A     N/A     N/A   -32.44% -33.46%      N/A     N/A      N/A   -25.89%
USAZ Van Kampen Growth and Income    5/1/2001 -24.74%     N/A     N/A     N/A   -17.72% -16.14%      N/A     N/A      N/A   -11.93%
USAZ Van Kampen Growth               5/1/2001 -34.12%     N/A     N/A     N/A   -24.85% -25.52%      N/A     N/A      N/A   -18.72%
------------------------------------------------------------------------------------------------------------------------------------

* For Investment Options which have existed less than one year, standard cumulative total returns since inception are shown.

1. Ongoing stock market volatility can dramatically change the Investment Options' short-term performance; current results may differ.
2. Because Class 2 shares were not offered until 1/6/99 (or 5/1/97 for Templeton Developing Markets Securities Fund and Templeton Foreign Securities Fund), standardized Class 2 Investment Option performance for prior periods represents historical results of Class 1 shares. For periods beginning 1/6/99 (or 5/1/97), Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
3. For Templeton Developing Markets Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of the Templeton Developing Markets Fund.
4. For Templeton Foreign Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of Templeton International Fund.

There is no performance shown for the PIMCO VIT Real Return, USAZ PIMCO NFJ Small Cap Value and the USAZ Van Kampen Global Franchise Investment Options because they were first offered under this Contract as of May 1, 2003.

CHART B -CONTRACTS  WITH  SELECTION OF THE ENHANCED GMDB (TOTAL  SEPARATE
         ACCOUNT EXPENSES OF 1.90%); BONUS IS NOT REFLECTED IN PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------

Total Return for the periods ended December 31, 2002:                                    ACTUAL PERFORMANCE

------------------------------------------------------------------------------------------------------------------------------------
                                                COLUMN I (WITH WITHDRAWAL CHARGES)       COLUMN II (WITHOUT WITHDRAWAL CHARGES)
                                              --------------------------------------------------------------------------------------
                                              --------------------------------------------------------------------------------------
                                  SUBACCOUNT
-------------------------------   INCEPTION   ONE    THREE    FIVE     TEN     SINCE     ONE    THREE    FIVE     TEN      SINCE
                                    DATE      YEAR    YEAR    YEAR    YEAR    INCEPTION YEAR     YEAR    YEAR     YEAR    INCEPTION
INVESTMENT OPTION
------------------------------------------------------------------------------------------------------------------------------------
USAZ AIM Basic Value*                5/1/2002    N/A      N/A     N/A     N/A         %     N/A      N/A     N/A      N/A         %
USAZ AIM Blue Chip*                  5/1/2002    N/A      N/A     N/A     N/A         %     N/A      N/A     N/A      N/A         %
USAZ AIM Dent Demographic Trends*    5/1/2002    N/A      N/A     N/A     N/A         %     N/A      N/A     N/A      N/A         %
USAZ AIM International Equity*       5/1/2002    N/A      N/A     N/A     N/A         %     N/A      N/A     N/A      N/A         %
USAZ AllianceBernstein Growth       11/5/2001      %      N/A     N/A     N/A         %       %      N/A     N/A      N/A         %
and Income
USAZ AllianceBernstein Large Cap    11/5/2001      %      N/A     N/A     N/A         %       %      N/A     N/A      N/A         %
Growth
USAZ AllianceBernstein Technology   11/5/2001      %      N/A     N/A     N/A         %       %      N/A     N/A      N/A         %
Davis VA Financial                   2/1/2000      %      N/A     N/A     N/A         %       %      N/A     N/A      N/A         %
Davis VA Value                       2/1/2000      %      N/A     N/A     N/A         %       %      N/A     N/A      N/A         %
Dreyfus IP Small Cap Stock Index*    5/1/2002    N/A      N/A     N/A     N/A         %     N/A      N/A     N/A      N/A         %
Dreyfus Stock Index*                 5/1/2002    N/A      N/A     N/A     N/A         %     N/A      N/A     N/A      N/A         %
Franklin Global Communications      1/24/1989      %        %       %       %         %       %        %       %        %         %
Securities - Class 2(1),(2)
Franklin Growth and Income          1/24/1989      %        %       %       %         %       %        %       %        %         %
Securities - Class 2(1),(2)
Franklin High Income - Class        1/24/1989      %        %       %       %         %       %        %       %        %         %
2(1),(2)
Franklin Income Securities -        1/24/1989      %        %       %       %         %       %        %       %        %         %
Class 2(1),(2)
Franklin Large Cap Growth            5/1/1996      %        %       %     N/A         %       %        %       %      N/A         %
Securities - Class 2(1),(2)
Franklin Real Estate - Class        1/24/1989      %        %       %       %         %       %        %       %        %         %
2(1),(2)
Franklin Rising Dividends           1/27/1992      %        %       %       %         %       %        %       %        %         %
Securities - Class 2(1),(2)
Franklin Small Cap - Class          11/1/1995      %        %       %     N/A         %       %        %       %      N/A         %
2(1),(2)
Franklin Small Cap Value             5/1/1998      %        %     N/A     N/A         %       %        %     N/A      N/A         %
Securities - Class 2(1),(2)
Franklin U.S. Government - Class    3/14/1989      %        %       %       %         %       %        %       %        %         %
2(2)
Franklin Zero Coupon 2005 -         3/14/1989      %        %       %       %         %       %        %       %        %         %
Class 1(2)
Franklin Zero Coupon 2010 -         3/14/1989      %        %       %       %         %       %        %       %        %         %
Class 1(2)
Mutual Discovery Securities -       11/8/1996      %        %       %                 %       %        %       %                  %
Class 2(1),(2)
Mutual Shares Securities - Class    11/8/1996      %        %       %     N/A         %       %        %       %      N/A         %
2(1),(2)
Templeton Developing Markets        3/15/1994      %        %       %     N/A         %       %        %       %      N/A         %
Securities - Class 2(1),(2),(3)
Templeton Foreign Securities -      1/27/1992      %        %       %       %         %       %        %       %        %         %
Class 2(1),(2),(4)
Templeton Growth Securities -       3/15/1994      %        %       %     N/A         %       %        %       %      N/A         %
Class 2(1),(2)
USAZ Templeton Developed Markets    11/5/2001      %      N/A     N/A     N/A         %       %      N/A     N/A      N/A         %
Jennison 20/20 Focus*                5/1/2002    N/A      N/A     N/A     N/A         %     N/A      N/A     N/A      N/A         %
SP Jennison International Growth   12/15/2000      %      N/A     N/A     N/A         %       %      N/A     N/A      N/A         %
SP Strategic Partners Focused      12/15/2000      %      N/A     N/A     N/A         %       %      N/A     N/A      N/A         %
Growth
Oppenheimer Global Securities/VA     2/1/2000      %      N/A     N/A     N/A         %       %      N/A     N/A      N/A         %
Oppenheimer High Income/VA           2/1/2000      %      N/A     N/A     N/A         %       %      N/A     N/A      N/A         %
Oppenheimer Main Street/VA           2/1/2000      %      N/A     N/A     N/A         %       %      N/A     N/A      N/A         %
USAZ Oppenheimer Emerging Growth*    5/1/2002    N/A      N/A     N/A     N/A         %     N/A      N/A     N/A      N/A         %
PIMCO VIT High Yield - Admin.        2/1/2000      %      N/A     N/A     N/A         %       %      N/A     N/A      N/A         %
Class
PIMCO VIT StocksPLUS Growth &        2/1/2000      %      N/A     N/A     N/A         %       %      N/A     N/A      N/A         %
Income - Admin. Class
PIMCO VIT Total Return - Admin.      2/1/2000      %      N/A     N/A     N/A         %       %      N/A     N/A      N/A         %
Class
USAZ PIMCO PEA Growth and Income    11/5/2001      %      N/A     N/A     N/A         %       %      N/A     N/A      N/A         %
USAZ PIMCO PEA Renaissance          11/5/2001      %      N/A     N/A     N/A         %       %      N/A     N/A      N/A         %
USAZ PIMCO PEA Value                11/5/2001      %      N/A     N/A     N/A         %       %      N/A     N/A      N/A         %
Seligman Small-Cap Value - Class 1   2/1/2000      %      N/A     N/A     N/A         %       %      N/A     N/A      N/A         %
USAZ Money Market                    2/1/2000      %      N/A     N/A     N/A         %       %      N/A     N/A      N/A         %
USAZ Van Kampen Aggressive Growth    5/1/2001      %      N/A     N/A     N/A         %       %      N/A     N/A      N/A         %
USAZ Van Kampen Comstock             5/1/2001      %      N/A     N/A     N/A         %       %      N/A     N/A      N/A         %
USAZ Van Kampen Emerging Growth      5/1/2001      %      N/A     N/A     N/A         %       %      N/A     N/A      N/A         %
USAZ Van Kampen Growth and Income    5/1/2001      %      N/A     N/A     N/A         %       %      N/A     N/A      N/A         %
USAZ Van Kampen Growth               5/1/2001      %      N/A     N/A     N/A         %       %      N/A     N/A      N/A         %
------------------------------------------------------------------------------------------------------------------------------------

* For Investment Options which have existed less than one year, standard cumulative total returns since inception are shown.

1. Ongoing stock market volatility can dramatically change the Investment Options' short-term performance; current results may differ.
2. Because Class 2 shares were not offered until 1/6/99 (or 5/1/97 for Templeton Developing Markets Securities Fund and Templeton Foreign Securities Fund), standardized Class 2 Investment Option performance for prior periods represents historical results of Class 1 shares. For periods beginning 1/6/99 (or 5/1/97), Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
3. For Templeton Developing Markets Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of the Templeton Developing Markets Fund.
4. For Templeton Foreign Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of Templeton International Fund.

There is no performance shown for the PIMCO VIT Real Return, USAZ PIMCO NFJ Small Cap Value and the USAZ Van Kampen Global Franchise Investment Options because they were first offered under this Contract as of May 1, 2003.



CHART C -CONTRACTS WITH SELECTION OF THE TRADITIONAL GMDB (TOTAL SEPARATE
         ACCOUNT EXPENSES OF 1.70%); BONUS IS NOT REFLECTED IN PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------

Total Return for the periods ended December 31, 2002:                                 HYPOTHETICAL PERFORMANCE

------------------------------------------------------------------------------------------------------------------------------------
                                                 COLUMN I (WITH WITHDRAWAL CHARGES)       COLUMN II (WITHOUT WITHDRAWAL CHARGES)
                                              --------------------------------------------------------------------------------------
                                              --------------------------------------------------------------------------------------
                                  INVESTMENT
-------------------------------   OPTION
                                  INCEPTION   ONE    THREE    FIVE     TEN     SINCE     ONE    THREE    FIVE     TEN     SINCE
                                    DATE      YEAR   YEAR     YEAR    YEAR    INCEPTION  YEAR    YEAR    YEAR    YEAR    INCEPTION
INVESTMENT OPTION
------------------------------------------------------------------------------------------------------------------------------------
USAZ AIM Basic Value*                5/1/2002    N/A     N/A      N/A     N/A    -33.10%    N/A      N/A     N/A     N/A    -24.50%
USAZ AIM Blue Chip*                  5/1/2002    N/A     N/A      N/A     N/A    -28.59%    N/A      N/A     N/A     N/A    -20.00%
USAZ AIM Dent Demographic Trends*    5/1/2002    N/A     N/A      N/A     N/A    -33.26%    N/A      N/A     N/A     N/A    -24.66%
USAZ AIM International Equity*       5/1/2002    N/A     N/A      N/A     N/A    -27.92%    N/A      N/A     N/A     N/A    -19.32%
USAZ AllianceBernstein Growth       11/5/2001 -34.06%    N/A      N/A     N/A    -27.39% -25.46%     N/A     N/A     N/A    -19.54%
and Income
USAZ AllianceBernstein Large Cap    11/5/2001 -40.47%    N/A      N/A     N/A    -33.01% -31.87%     N/A     N/A     N/A    -25.06%
Growth
USAZ AllianceBernstein Technology   11/5/2001 -50.73%    N/A      N/A     N/A    -41.88% -42.13%     N/A     N/A     N/A    -33.78%
Davis VA Financial                   7/1/1999 -26.84% -5.64%      N/A     N/A     -7.36% -18.24%  -2.48%     N/A     N/A     -4.42%
Davis VA Value                       7/1/1999 -26.27%-11.56%      N/A     N/A     -9.51% -17.68%  -7.98%     N/A     N/A     -6.40%
Dreyfus IP Small Cap Stock Index*    5/1/2002    N/A     N/A      N/A     N/A    -32.72%    N/A      N/A     N/A     N/A    -24.12%
Dreyfus Stock Index*               12/29/2000 -32.63%    N/A      N/A     N/A    -24.71% -24.03%     N/A     N/A     N/A    -19.10%
Franklin Global Communications      1/24/1989 -43.24%-40.38%  -18.31%  -3.79%      0.77% -34.64% -33.14% -14.89%  -3.30%      0.83%
Securities - Class 2(1),(2)
Franklin Growth and Income          1/24/1989 -25.74% -5.86%   -2.33%   6.24%      6.17% -17.14%  -2.68%  -0.54%   6.47%      6.24%
Securities - Class 2(1),(2)
Franklin High Income - Class        1/24/1989 -20.08%-11.79%   -7.75%   1.42%      3.17% -11.48%  -8.18%  -5.53%   1.75%      3.24%
2(1),(2)
Franklin Income Securities -        1/24/1989 -10.89%  1.59%    0.17%   5.68%      7.23% -2.29%    4.35%   1.80%   5.93%      7.29%
Class 2(1),(2)
Franklin Large Cap Growth            5/1/1996 -33.09%-15.92%   -0.89%     N/A      3.92% -24.49% -11.99%   0.79%     N/A      4.70%
Securities - Class 2(1),(2)
Franklin Real Estate - Class        1/24/1989 -8.25%   8.82%   -1.00%   7.97%      7.71%  0.35%   11.25%   0.72%   8.19%      7.77%
2(1),(2)
Franklin Rising Dividends           1/27/1992 -11.84%  6.09%    2.05%   7.85%      8.06% -3.25%    8.63%   3.58%   8.07%      8.13%
Securities - Class 2(1),(2)
Franklin Small Cap - Class          11/1/1995 -38.49%-26.18%   -3.51%     N/A      3.84% -29.89% -21.19%  -1.65%     N/A      4.45%
2(1),(2)
Franklin Small Cap Value             5/1/1998 -19.39%  4.42%      N/A     N/A     -3.26% -10.79%   7.05%     N/A     N/A     -1.28%
Securities - Class 2(1),(2)
Franklin U.S. Government - Class    3/14/1989 -0.68%   5.05%    3.64%   4.98%      5.94%  7.92%    7.65%   5.08%   5.25%      6.01%
2(2)
Franklin Zero Coupon 2005 -         3/14/1989 -0.35%   6.11%    4.18%   6.65%      7.90%  8.25%    8.66%   5.61%   6.89%      7.96%
Class 1(2)
Franklin Zero Coupon 2010 -         3/14/1989  9.48%  10.32%    5.44%   8.52%      9.09% 18.08%   12.69%   6.80%   8.72%      9.15%
Class 1(2)
Mutual Discovery Securities -       11/8/1996 -19.52% -4.78%   -0.13%     N/A      3.29% -10.92%  -1.66%   1.52%     N/A      4.20%
Class 2(1),(2)
Mutual Shares Securities - Class    11/8/1996 -21.90% -2.46%    0.62%     N/A      3.93% -13.30%   0.52%   2.22%     N/A      4.80%
2(1),(2)
Templeton Developing Markets        3/15/1994 -10.43%-19.30%   -8.76%     N/A     -4.20% -1.83%  -15.03%  -6.45%     N/A     -3.47%
Securities - Class 2(1),(2),(3)
Templeton Foreign Securities -      1/27/1992 -28.53%-19.10%   -6.63%   3.40%      2.92% -19.93% -14.87%  -4.53%   3.68%      2.99%
Class 2(1),(2),(4)
Templeton Growth Securities -       3/15/1994 -28.46%-11.71%   -2.02%     N/A      4.17% -19.86%  -8.12%  -0.26%     N/A      4.56%
Class 2(1),(2)
USAZ Templeton Developed Markets    11/5/2001 -23.95%    N/A      N/A     N/A    -19.52% -15.35%     N/A     N/A     N/A    -11.78%
Jennison 20/20 Focus*              12/15/2000 -32.48%    N/A      N/A     N/A    -17.38% -23.88%  -0.55%     N/A     N/A    -12.30%
SP Jennison International Growth   12/15/2000 -32.74%    N/A      N/A     N/A    -37.07% -24.14%  -0.55%     N/A     N/A    -30.46%
SP Strategic Partners Focused      12/15/2000 -35.37%    N/A      N/A     N/A    -29.63% -26.77%  -0.55%     N/A     N/A    -23.69%
Growth
Oppenheimer Global Securities/VA   11/12/1990 -32.04%-15.82%    2.14%   9.84%      7.48% -23.44% -11.90%   3.64%  10.02%      7.54%
Oppenheimer High Income/VA          4/30/1986 -12.64% -6.31%   -3.52%   4.61%      7.29% -4.04%   -3.09%  -1.64%   4.88%      7.34%
Oppenheimer Main Street/VA           7/5/1995 -28.77%-18.32%   -7.01%     N/A      6.34% -20.17% -14.16%  -4.88%     N/A      6.84%
USAZ Oppenheimer Emerging Growth*    5/1/2002    N/A     N/A      N/A     N/A    -28.61% -0.55%      N/A     N/A     N/A    -20.02%
PIMCO VIT High Yield - Admin.       4/30/1998 -11.48% -4.74%      N/A     N/A     -2.56% -2.88%   -1.61%     N/A     N/A     -0.63%
Class
PIMCO VIT StocksPLUS Growth &      12/31/1997 -30.16%-19.58%   -3.61%     N/A     -3.61% -21.56% -15.30%  -1.74%     N/A     -1.74%
Income - Admin. Class
PIMCO VIT Total Return - Admin.    12/31/1997 -1.36%   4.76%    3.83%     N/A      3.82%  7.24%    7.38%   5.26%     N/A      5.26%
Class
USAZ PIMCO PEA Growth and Income    11/5/2001 -28.85%    N/A      N/A     N/A    -24.66% -20.25%     N/A     N/A     N/A    -16.84%
USAZ PIMCO PEA Renaissance          11/5/2001 -34.95%    N/A      N/A     N/A    -24.55% -26.35%     N/A     N/A     N/A    -16.73%
USAZ PIMCO PEA Value                11/5/2001 -34.77%    N/A      N/A     N/A    -24.76% -26.17%     N/A     N/A     N/A    -16.94%
Seligman Small-Cap Value - Class 1   5/1/1998 -25.40%  7.23%      N/A     N/A      6.74% -16.80%   9.72%     N/A     N/A      8.14%
USAZ Money Market                    2/1/2000 -9.46%     N/A      N/A     N/A     -1.57% -0.86%      N/A     N/A     N/A      1.45%
USAZ Van Kampen Aggressive Growth    5/1/2001 -42.09%    N/A      N/A     N/A    -38.37% -33.49%     N/A     N/A     N/A    -31.44%
USAZ Van Kampen Comstock             5/1/2001 -29.83%    N/A      N/A     N/A    -22.88% -21.23%     N/A     N/A     N/A    -16.85%
USAZ Van Kampen Emerging Growth      5/1/2001 -42.06%    N/A      N/A     N/A    -32.44% -33.46%     N/A     N/A     N/A    -25.89%
USAZ Van Kampen Growth and Income    5/1/2001 -24.74%    N/A      N/A     N/A    -17.72% -16.14%     N/A     N/A     N/A    -11.93%
USAZ Van Kampen Growth               5/1/2001 -34.12%    N/A      N/A     N/A    -24.85% -25.52%     N/A     N/A     N/A    -18.72%
------------------------------------------------------------------------------------------------------------------------------------

* For Investment Options which have existed less than one year, standard cumulative total returns since inception are shown.

1. Ongoing stock market volatility can dramatically change the Investment Options' short-term performance; current results may differ.
2. Because Class 2 shares were not offered until 1/6/99 (or 5/1/97 for Templeton Developing Markets Securities Fund and Templeton Foreign Securities Fund), standardized Class 2 Investment Option performance for prior periods represents historical results of Class 1 shares. For periods beginning 1/6/99 (or 5/1/97), Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
3. For Templeton Developing Markets Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of the Templeton Developing Markets Fund.
4. For Templeton Foreign Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of Templeton International Fund.

There is no performance shown for the PIMCO VIT Real Return, USAZ PIMCO NFJ Small Cap Value and the USAZ Van Kampen Global Franchise Investment Options because they were first offered under this Contract as of May 1, 2003.


CHART D - CONTRACTS WITH  SELECTION OF THE ENHANCED GMDB (TOTAL  SEPARATE
          ACCOUNT EXPENSES OF 1.90%); BONUS IS NOT REFLECTED IN PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Total Return for the periods ended December 31,2002:                              HYPOTHETICAL PERFORMANCE

------------------------------------------------------------------------------------------------------------------------------------
                                                 COLUMN I (WITH WITHDRAWAL CHARGES)       COLUMN II (WITHOUT WITHDRAWAL CHARGES)
                                              --------------------------------------------------------------------------------------
                                  INVESTMENT
-------------------------------   OPTION
                                  INCEPTION   ONE    THREE    FIVE     TEN     SINCE     ONE    THREE    FIVE     TEN     SINCE
                                    DATE      YEAR   YEAR     YEAR    YEAR    INCEPTION  YEAR    YEAR    YEAR    YEAR    INCEPTION
INVESTMENT OPTION
------------------------------------------------------------------------------------------------------------------------------------
USAZ AIM Basic Value*                5/1/2002    N/A     N/A      N/A     N/A          %    N/A      N/A     N/A     N/A          %
USAZ AIM Blue Chip*                  5/1/2002    N/A     N/A      N/A     N/A          %    N/A      N/A     N/A     N/A          %
USAZ AIM Dent Demographic Trends*    5/1/2002    N/A     N/A      N/A     N/A          %    N/A      N/A     N/A     N/A          %
USAZ AIM International Equity*       5/1/2002    N/A     N/A      N/A     N/A          %    N/A      N/A     N/A     N/A          %
USAZ AllianceBernstein Growth       11/5/2001      %     N/A      N/A     N/A          %      %      N/A     N/A     N/A          %
and Income
USAZ AllianceBernstein Large Cap    11/5/2001      %     N/A      N/A     N/A          %      %      N/A     N/A     N/A          %
Growth
USAZ AllianceBernstein Technology   11/5/2001      %     N/A      N/A     N/A          %      %      N/A     N/A     N/A          %
Davis VA Financial                   7/1/1999      %       %      N/A     N/A          %      %        %     N/A     N/A          %
Davis VA Value                       7/1/1999      %       %      N/A     N/A          %      %        %     N/A     N/A          %
Dreyfus IP Small Cap Stock Index*    5/1/2002    N/A     N/A      N/A     N/A          %    N/A      N/A     N/A     N/A          %
Dreyfus Stock Index*               12/29/2000      %     N/A      N/A     N/A          %      %      N/A     N/A     N/A          %
Franklin Global Communications      1/24/1989      %       %        %       %          %      %        %       %       %          %
Securities - Class 2(1),(2)
Franklin Growth and Income          1/24/1989      %       %        %       %          %      %        %       %       %          %
Securities - Class 2(1),(2)
Franklin High Income - Class        1/24/1989      %       %        %       %          %      %        %       %       %          %
2(1),(2)
Franklin Income Securities -        1/24/1989      %       %        %       %          %      %        %       %       %          %
Class 2(1),(2)
Franklin Large Cap Growth            5/1/1996      %       %        %     N/A          %      %        %       %     N/A          %
Securities - Class 2(1),(2)
Franklin Real Estate - Class        1/24/1989      %       %        %       %          %      %        %       %       %          %
2(1),(2)
Franklin Rising Dividends           1/27/1992      %       %        %       %          %      %        %       %       %          %
Securities - Class 2(1),(2)
Franklin Small Cap - Class          11/1/1995      %       %        %     N/A          %      %        %       %     N/A          %
2(1),(2)
Franklin Small Cap Value             5/1/1998      %       %      N/A     N/A          %      %        %     N/A     N/A          %
Securities - Class 2(1),(2)
Franklin U.S. Government - Class    3/14/1989      %       %        %       %          %      %        %       %       %          %
2(2)
Franklin Zero Coupon 2005 -         3/14/1989      %       %        %       %          %      %        %       %       %          %
Class 1(2)
Franklin Zero Coupon 2010 -         3/14/1989      %       %        %       %          %      %        %       %       %          %
Class 1(2)
Mutual Discovery Securities -       11/8/1996      %       %        %     N/A          %      %        %       %     N/A          %
Class 2(1),(2)
Mutual Shares Securities - Class    11/8/1996      %       %        %     N/A          %      %        %       %     N/A          %
2(1),(2)
Templeton Developing Markets        3/15/1994      %       %        %     N/A          %      %        %       %     N/A          %
Securities - Class 2(1),(2),(3)
Templeton Foreign Securities -      1/27/1992      %       %        %       %          %      %        %       %       %          %
Class 2(1),(2),(4)
Templeton Growth Securities -       3/15/1994      %       %        %     N/A          %      %        %       %     N/A          %
Class 2(1),(2)
USAZ Templeton Developed Markets    11/5/2001      %     N/A      N/A     N/A          %      %      N/A     N/A     N/A          %
Jennison 20/20 Focus*              12/15/2000      %     N/A      N/A     N/A          %      %        %     N/A     N/A          %
SP Jennison International Growth   12/15/2000      %     N/A      N/A     N/A          %      %        %     N/A     N/A          %
SP Strategic Partners Focused      12/15/2000      %     N/A      N/A     N/A          %      %        %     N/A     N/A          %
Growth
Oppenheimer Global Securities/VA   11/12/1990      %       %        %       %          %      %        %       %       %          %
Oppenheimer High Income/VA          4/30/1986      %       %        %       %          %      %        %       %       %          %
Oppenheimer Main Street/VA           7/5/1995      %       %        %     N/A          %      %        %       %     N/A          %
USAZ Oppenheimer Emerging Growth*    5/1/2002    N/A     N/A      N/A     N/A          %      %      N/A     N/A     N/A          %
PIMCO VIT High Yield - Admin.       4/30/1998      %       %      N/A     N/A          %      %        %     N/A     N/A          %
Class
PIMCO VIT StocksPLUS Growth &      12/31/1997      %       %        %     N/A          %      %        %       %     N/A          %
Income - Admin. Class
PIMCO VIT Total Return - Admin.    12/31/1997      %       %        %     N/A          %      %        %       %     N/A          %
Class
USAZ PIMCO PEA Growth and Income    11/5/2001      %     N/A      N/A     N/A          %      %      N/A     N/A     N/A          %
USAZ PIMCO PEA Renaissance          11/5/2001      %     N/A      N/A     N/A          %      %      N/A     N/A     N/A          %
USAZ PIMCO PEA Value                11/5/2001      %     N/A      N/A     N/A          %      %      N/A     N/A     N/A          %
Seligman Small-Cap Value - Class 1   5/1/1998      %       %      N/A     N/A          %      %        %     N/A     N/A          %
USAZ Money Market                    2/1/2000      %     N/A      N/A     N/A          %      %      N/A     N/A     N/A          %
USAZ Van Kampen Aggressive Growth    5/1/2001      %     N/A      N/A     N/A          %      %      N/A     N/A     N/A          %
USAZ Van Kampen Comstock             5/1/2001      %     N/A      N/A     N/A          %      %      N/A     N/A     N/A          %
USAZ Van Kampen Emerging Growth      5/1/2001      %     N/A      N/A     N/A          %      %      N/A     N/A     N/A          %
USAZ Van Kampen Growth and Income    5/1/2001      %     N/A      N/A     N/A          %      %      N/A     N/A     N/A          %
USAZ Van Kampen Growth               5/1/2001      %     N/A      N/A     N/A          %      %      N/A     N/A     N/A          %
------------------------------------------------------------------------------------------------------------------------------------

* For Investment Options which have existed less than one year, standard cumulative total returns since inception are shown.

1. Ongoing stock market volatility can dramatically change the Investment Options' short-term performance; current results may differ.
2. Because Class 2 shares were not offered until 1/6/99 (or 5/1/97 for Templeton Developing Markets Securities Fund and Templeton Foreign Securities Fund), standardized Class 2 Investment Option performance for prior periods represents historical results of Class 1 shares. For periods beginning 1/6/99 (or 5/1/97), Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
3. For Templeton Developing Markets Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of the Templeton Developing Markets Fund.
4. For Templeton Foreign Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of Templeton International Fund.

There is no performance shown for the PIMCO VIT Real Return, USAZ PIMCO NFJ Small Cap Value and the USAZ Van Kampen Global Franchise Investment Options because they were first offered under this Contract as of May 1, 2003.


CHART E - INVESTMENT OPTION PERFORMANCE (NO CONTRACT CHARGES)

Total Return for the periods ended December 31, 2002

--------------------------------------------------------------------------------------------------------
                                                   INVESTMENT
                                                   OPTION
                                                   INCEPTION     ONE      FIVE       TEN       SINCE
INVESTMENT OPTION                                     DATE      YEAR      YEAR      YEAR     INCEPTION
--------------------------------------------------------------------------------------------------------
USAZ AIM Basic Value*                                5/1/2002       N/A       N/A       N/A     -23.64%
USAZ AIM Blue Chip*                                  5/1/2002       N/A       N/A       N/A     -19.08%
USAZ AIM Dent Demographic Trends*                    5/1/2002       N/A       N/A       N/A     -23.80%
USAZ AIM International Equity*                       5/1/2002       N/A       N/A       N/A     -18.40%
USAZ AllianceBernstein Growth and Income            11/5/2001   -24.18%       N/A       N/A     -18.17%
USAZ AllianceBernstein Large Cap Growth             11/5/2001   -30.71%       N/A       N/A     -23.79%
USAZ AllianceBernstein Technology                   11/5/2001   -41.14%       N/A       N/A     -32.64%
Davis VA Financial                                   7/1/1999   -16.85%       N/A       N/A      -2.79%
Davis VA Value                                       7/1/1999   -16.26%       N/A       N/A      -4.81%
Dreyfus IP Small Cap Stock Index*                    5/1/2002       N/A       N/A       N/A     -23.25%
Dreyfus Stock Index*                               12/29/2000   -22.73%       N/A       N/A     -17.71%
Franklin Global Communications Securities - Class   1/24/1989   -33.53%   -13.43%    -1.65%       2.56%
2(1),(2)
Franklin Growth and Income Securities - Class       1/24/1989   -15.73%     1.16%     8.29%       8.05%
2(1),(2)
Franklin High Income - Class 2(1),(2)               1/24/1989    -9.97%    -3.92%     3.49%       5.01%
Franklin Income Securities - Class 2(1),(2)         1/24/1989    -0.62%     3.54%     7.75%       9.13%
Franklin Large Cap Growth Securities - Class         5/1/1996   -23.20%     2.51%       N/A       6.49%
2(1),(2)
Franklin Real Estate - Class 2(1),(2)               1/24/1989     2.06%     2.44%    10.03%       9.62%
Franklin Rising Dividends Securities - Class        1/27/1992    -1.59%     5.34%     9.92%       9.98%
2(1),(2)
Franklin Small Cap - Class 2(1),(2)                 11/1/1995   -28.69%     0.02%       N/A       6.24%
Franklin Small Cap Value Securities - Class          5/1/1998    -9.27%       N/A       N/A       0.41%
2(1),(2)
Franklin U.S. Government - Class 2(2)               3/14/1989     9.77%     6.88%     7.04%       7.82%
Franklin Zero Coupon 2005 - Class 1(2)              3/14/1989    10.09%     7.40%     8.71%       9.81%
Franklin Zero Coupon 2010 - Class 1(2)              3/14/1989    20.09%     8.62%    10.58%      11.00%
Mutual Discovery Securities - Class 2(1),(2)        11/8/1996    -9.41%     3.26%       N/A       5.98%
Mutual Shares Securities - Class 2(1),(2)           11/8/1996   -11.82%     3.97%       N/A       6.59%
Templeton Developing Markets Securities - Class     3/15/1994    -0.15%    -4.85%       N/A      -1.82%
2(1),(2),(3)
Templeton Foreign Securities - Class 2(1),(2),(4)   1/27/1992   -18.57%    -2.90%     5.45%       4.75%
Templeton Growth Securities - Class 2(1),(2)        3/15/1994   -18.49%     1.44%       N/A       6.35%
USAZ Templeton Developed Markets                    11/5/2001   -13.91%       N/A       N/A     -10.28%
Jennison 20/20 Focus*                              12/15/2000   -22.58%       N/A       N/A     -10.81%
SP Jennison International Growth                   12/15/2000   -22.84%       N/A       N/A     -29.28%
SP Strategic Partners Focused Growth               12/15/2000   -25.53%       N/A       N/A     -22.40%
Oppenheimer Global Securities/VA                   11/12/1990   -22.15%     5.41%    11.91%       9.37%
Oppenheimer High Income/VA                          4/30/1986    -2.40%     0.03%     6.66%       9.17%
Oppenheimer Main Street/VA                           7/5/1995   -18.81%    -3.25%       N/A       8.66%
USAZ Oppenheimer Emerging Growth*                    5/1/2002       N/A       N/A       N/A     -19.10%
PIMCO VIT High Yield - Admin. Class                 4/30/1998    -1.23%       N/A       N/A       1.07%
PIMCO VIT StocksPLUS Growth & Income - Admin.      12/31/1997   -20.23%    -0.07%       N/A      -0.07%
Class
PIMCO VIT Total Return - Admin. Class              12/31/1997     9.07%     7.05%       N/A       7.05%
USAZ PIMCO PEA Growth and Income                    11/5/2001   -18.89%       N/A       N/A     -15.42%
USAZ PIMCO PEA Renaissance                          11/5/2001   -25.09%       N/A       N/A     -15.31%
USAZ PIMCO PEA Value                                11/5/2001   -24.91%       N/A       N/A     -15.52%
Seligman Small-Cap Value - Class 1                   5/1/1998   -15.37%       N/A       N/A      10.00%
USAZ Money Market                                    2/1/2000     0.83%       N/A       N/A       3.17%
USAZ Van Kampen Aggressive Growth                    5/1/2001   -32.36%       N/A       N/A     -30.28%
USAZ Van Kampen Comstock                             5/1/2001   -19.88%       N/A       N/A     -15.43%
USAZ Van Kampen Emerging Growth                      5/1/2001   -32.33%       N/A       N/A     -24.63%
USAZ Van Kampen Growth and Income                    5/1/2001   -14.71%       N/A       N/A     -10.42%
USAZ Van Kampen Growth                               5/1/2001   -24.25%       N/A       N/A     -17.34%
--------------------------------------------------------------------------------------------------------

* For Investment Options which have existed less than one year, standard cumulative total returns since inception are shown.

1. Ongoing stock market volatility can dramatically change the Investment Options' short-term performance; current results may differ.
2. Because Class 2 shares were not offered until 1/6/99 (or 5/1/97 for Templeton Developing Markets Securities Fund and Templeton Foreign Securities Fund), standardized Class 2 Investment Option performance for prior periods represents historical results of Class 1 shares. For periods beginning 1/6/99 (or 5/1/97), Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
3. For Templeton Developing Markets Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of the Templeton Developing Markets Fund.
4. For Templeton Foreign Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of Templeton International Fund.

There is no performance shown for the PIMCO VIT Real Return, USAZ PIMCO NFJ Small Cap Value and the USAZ Van Kampen Global Franchise Investment Options because they were first offered under this Contract as of May 1, 2003.

ILLUSTRATIONS
--------------------------------------------------------------------------------

We provide details regarding the types of illustrations available to customers in the Performance and Illustrations section of the prospectus. The illustrations are designed to assist customers in understanding how a Contract may function in different scenarios. They are not guarantees or representations as to future performance or any specific rate of return. You can request an illustration at any time by contacting your registered representative. Samples of the types of illustrations we provide for this Contract are contained in the appendix to this SAI.

FEDERAL TAX STATUS
--------------------------------------------------------------------------------

NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON OUR UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. WE CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. WE DO NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED HEREIN MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

GENERAL
Section 72 of the Internal Revenue Code of 1986, as amended (the Code) governs taxation of annuities in general. A Contract Owner is generally not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as Annuity Payments under the Annuity Option elected. For a lump sum payment received as a full withdrawal (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For Annuity Payments, the portion of each payment that is included in taxable income equals the excess of the payment over the exclusion amount. The exclusion amount for Annuity Payments based on a variable Annuity Option is determined by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid (determined by Treasury Regulations). The exclusion amount for Annuity Payments based on a fixed Annuity Option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund guarantee) bears to the expected return under the Contract. Annuity Payments received after the investment in the Contract has been recovered (i.e. the total of the excludable amounts equal the investment in the Contract) are fully taxable. The taxable portion of an Annuity Payment is taxed at ordinary income tax rates. For certain types of Qualified Contracts there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Contract Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us, and its operations form a part of Allianz Life.

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

DIVERSIFICATION
Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department (Treasury Department). Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of Annuity Payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as this Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the Investment Options underlying variable contracts such as this Contract. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these regulations, an Investment Option will be deemed adequately diversified if:

o no more than 55% of the value of the total assets of the Investment Option is represented by any one investment;
o no more than 70% of the value of the total assets of the Investment Option is represented by any two investments;
o no more than 80% of the value of the total assets of the Investment Option is represented by any three investments; and
o no more than 90% of the value of the total assets of the Investment Option is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

We intend that all Investment Options underlying the Contract will be managed by the investment advisers in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which Contract Owner control of the investments of the Separate Account will cause the Contract Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Contract Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among Investment Options or the number and type of Investment Options available, would cause the Contract Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to receipt of Annuity Payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance is not considered to set forth a new position, it may be applied retroactively resulting in the Contract Owner being retroactively determined to be the owner of the assets of the Separate Account. Due to the uncertainty in this area, we reserve the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS
Section  72(e)(11) of the Code  provides that  multiple  non-qualified  deferred annuity contracts which are issued within a calendar year period to the same Contract Owner by one insurance company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 Exchange will be considered issued in the year of the exchange. Contract Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year period.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS
Under Section 72(u) of the Code, the investment earnings on Purchase Payments for the Contracts will be taxed currently to the Contract Owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by qualified retirement plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

ASSIGNMENTS, PLEDGES AND GRATUITOUS TRANSFERS
Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge of (or agreement to assign or pledge) any portion of the accumulation value is treated for federal income tax purposes as a partial or full withdrawal of such amount or portion. The investment in the Contract is increased by the amount includible as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If a Contract Owner transfers a Contract without adequate consideration to a person other than the Contract Owner's spouse (or to a former spouse incident to divorce), the Contract Owner will be taxed on the difference between his or her accumulation value and the investment in the Contract at the time of transfer. In such case, the transferee's investment in the Contract will be increased to reflect the increase in the transferor's income.

The transfer or assignment of ownership of the Contract, the designation of an Annuitant, the selection of certain Income Dates, or the exchange of the Contract may result in certain other tax consequences that are not discussed herein. A Contract Owner contemplating any such transfer, assignment, or exchange should consult a tax advisor as to the tax consequences.

DEATH BENEFITS
Any death benefits paid under the Contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as Annuity Payments. Estate taxes may also apply.

INCOME TAX WITHHOLDING
All distributions or the portion thereof which is includible in the gross income of the Contract Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Contract Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain  distributions  from  retirement  plans  qualified  under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or Individual Retirement Annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:

o a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated Beneficiary, or for a specified period of 10 years or more; or
o    distributions which are required minimum distributions; or
o the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or
o    hardship withdrawals.

Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

REQUIRED DISTRIBUTIONS
In order to be treated as an annuity  contract for Federal  income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of a Contract Owner. Specifically, section 72(s) requires that:

o if any owner dies on or after the Income Date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
o if any owner dies prior to the Income Date, the entire interest in the Contract will be distributed within five years after the date of such owner's death.

These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the owner's death. The designated Beneficiary refers to a natural person designated by the owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased owner, the Contract may be continued with the surviving spouse as the new owner. If the owner of the contract is a non-natural person, then the death or change of an Annuitant is treated as the death of the owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS
Section 72 of the Code governs treatment of distributions from annuity contracts. It generally provides that if the Contract Value exceeds the aggregate Purchase Payments made, any amount withdrawn before the Income Date will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income.

In a recent ruling, the Internal Revenue Service indicated that part of a partial withdrawal from an annuity contract on or after the Income Date might be excludable from income. In prior rulings, however, the IRS had concluded that the entire amount of such a partial withdrawal from a Non-Qualified Contract was taxable as ordinary income. Allianz Life currently intends to report partial withdrawals from the Contract on or after the Income Date in accordance with its interpretation of the IRS's most recent ruling. Given the uncertainty in this area, however, you should consult a tax adviser regarding the tax consequences to you of a partial withdrawal. If you make a full withdrawal from your Contract, the amount that is taxable is the excess of the amount distributed to you over your unrecovered investment in the Contract (i.e., your unrecovered Purchase Payments). You should consult a tax advisor before you partially or fully withdraw your Contract.

Section 72 further provides that a ten percent (10%) penalty will apply to the income portion of any distribution. However, the penalty is not imposed on amounts received:

(a)  after the taxpayer reaches age 59 1/2;
(b)  after the death of the Contract Owner;
(c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code);
(d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his Beneficiary;
(e)  under an immediate annuity; or
(f)  which are allocable to Purchase Payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by the 10% penalty tax, plus interest for the tax years in which the exception was used.

A partial liquidation (withdrawal) during the Payout Phase may result in the modification of the series of Annuity Payments made after such liquidation and therefore could result in the imposition of the 10% penalty tax and interest for the period as described above unless another exception to the penalty tax applies. You should obtain competent tax advice before you make any liquidations from your Contract.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Distributions - Qualified Contracts.")

QUALIFIED CONTRACTS
The Contract is designed to be suitable for use under various types of qualified plans. Because of the minimum Purchase Payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Contract varies with the type of plan and terms and conditions of each specific plan. Contract Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. We are not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless we specifically consent to be bound. Contract Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. Following are general descriptions of the types of qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a qualified plan.

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by us in connection with qualified plans will utilize annuity tables that do not differentiate on the basis of sex. These annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Qualified plans include special provisions restricting Contract provisions that may otherwise be available and described in this SAI. Generally, Contracts issued pursuant to qualified plans are not transferable except upon withdrawal or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts. (See "Tax Treatment of Distributions - Qualified Contracts.")

A.  TAX-SHELTERED ANNUITIES
Section 403(b) of the Code permits the purchase of Tax-Sheltered Annuities by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the Tax-Sheltered Annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Distributions - Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations.") Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

B.  INDIVIDUAL RETIREMENT ANNUITIES
Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Under applicable limitations, certain amounts may be contributed to an IRA which may be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Distributions - Qualified Contracts.") Under certain conditions, distributions from other IRAs and other Qualified Contracts may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

ROTH IRAS
Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase Payments for a Roth IRA are limited to a maximum amount each year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRAs.

Qualified distributions from Roth IRAs are free from federal income tax. A Qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2 , on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

C.  PENSION AND PROFIT-SHARING PLANS
Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to participants may vary, depending upon the particular plan design. However, the Code places limitations and restrictions on all plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these plans. (See "Tax Treatment of Distributions - Qualified Contracts.")

Purchasers of Contracts for use with pension or profit-sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS
In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract.

Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit-sharing plans), 403(b) (Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions:

(a) if distribution is made on or after the date on which the Contract Owner or Annuitant (as applicable) reaches age 59 1/2 ;
(b) distributions following the death or disability of the Contract Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code);
(c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Contract Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Contract Owner or Annuitant (as applicable) and his or her designated Beneficiary;
(d) distributions to an employee who has separated from service after he or she has attained age 55;
(e) distributions made to the Contract Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Contract Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care;
(f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions made on account of an IRS levy upon the Qualified Contract; (h) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section
     213(d)(1)(D) of the Code) for the Contract Owner or Annuitant (as applicable) and his or her spouse and dependents if the Contract Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception no longer applies after the Contract Owner or Annuitant (as applicable) has been re-employed for at least 60 days);
(i) distributions from an IRA made to the owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the owner or Annuitant (as applicable) for the taxable year; and
(j) distributions from an IRA made to the owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code).

The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by the 10% penalty tax, plus interest for the tax years in which the exception was used.

A partial  withdrawal  may result in the  modification  of the series of Annuity
Payments made after such liquidation and therefore could result in the imposition of the 10% penalty tax and interest for the period as described above unless another exception to the penalty tax applies. You should obtain competent tax advice before you make any liquidations from your Contract.

Generally, distributions from a Qualified Contract must commence no later than April 1 of the calendar year following the later of:

(a)  the year in which the employee attains age 70 1/2 , or
(b)  the calendar year in which the employee retires.

The date set forth in (b) does not apply to an IRA or to a "5% owner" (as defined in the Code). Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated Beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.
Many withdrawals from Qualified Contracts can be rolled over to an IRA or another qualified retirement plan. If you receive a withdrawal from a Qualified Contract that could be rolled over and you do not elect to make a direct rollover of that amount to an IRA or qualified plan, 20% of the taxable amount must by law be withheld by us for taxes. In situations where this mandatory tax withholding does not apply, other tax amounts may be withheld unless you elect out of the withholding. You may request more detailed information about income tax withholding at the time of a withdrawal.

TAX-SHELTERED ANNUITIES - WITHDRAWAL LIMITATIONS
The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Contract Owner:

o    attains age 59 1/2;
o    separates from service;
o    dies;
o    becomes disabled (within the meaning of Section 72(m)(7) of the Code); or
o in the case of hardship. However, withdrawals for hardship are restricted to the portion of the owner's Contract Value that represents contributions by the Contract Owner and does not include any investment results.

The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, and to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers and transfers between certain Qualified Contracts. Contract Owners should consult their own tax counsel or other tax adviser regarding any distributions.

GUARANTEED ACCOUNT VALUE (GAV) BENEFIT
--------------------------------------------------------------------------------

Your Contract includes Living Guarantees. The Guaranteed Account Value Benefit is part of these Living Guarantees. The GAV Benefit provides Contract Value guarantees during the Accumulation Phase as described below and in the prospectus. We establish the Guaranteed Account Value (GAV) at Contract issue and we calculate a new GAV on each Contract Anniversary. Beginning on your fifth Contract Anniversary and on each subsequent Contract Anniversary (until Contract termination or your Income Date), your Contract Value is guaranteed never to be less than the GAV from five years earlier reduced by any GAV adjusted partial withdrawals you have taken in the last five years. For example, on your eighth Contract Anniversary your Contract Value is guaranteed not to be less than the GAV established on your third Contract Anniversary reduced by any GAV adjusted partial withdrawals you took in Contract Years four through eight.

GUARANTEED CONTRACT VALUE ON THE FIFTH CONTRACT ANNIVERSARY. The GAV Benefit starts providing protection on the fifth Contract Anniversary. On the fifth Contract Anniversary, the GAV Benefit guarantees that your Contract Value will not be less than your initial Purchase Payment (not including any bonus), reduced by any GAV adjusted partial withdrawals you made during the first five Contract Years. On your fifth Contract Anniversary if your Contract Value is less than the guaranteed amount, we credit the difference to your Contract Value from our general assets. We will not apply a bonus to any GAV credits we make to your Contract and the bonus is only included in the GAV as it becomes vested.

GUARANTEED CONTRACT VALUE ON THE SIXTH AND SUBSEQUENT CONTRACT ANNIVERSARIES. On the sixth and subsequent Contract Anniversaries (continuing until Contract termination or your Income Date) the GAV Benefit guarantees that your Contract Value will be at least the GAV established on the Contract Anniversary occurring five years ago, reduced by any GAV adjusted partial withdrawals you have taken since that Contract Anniversary. For example, on your sixth Contract Anniversary, your Contract Value is guaranteed to be at least equal to the GAV established on the first Contract Anniversary, reduced by any GAV adjusted partial withdrawals you have made since the first Contract Anniversary. If your Contract Value is less than the guarantee amount on the sixth and subsequent Contract Anniversaries, we credit the difference to your Contract Value from our general assets. We will not apply a bonus to any GAV credits we make to your Contract and the bonus is only included in the GAV as it becomes vested.

CALCULATING THE GUARANTEED ACCOUNT VALUE (GAV). The GAV is established on the Issue Date and is recalculated on every Contract Anniversary. The GAV on the Issue Date is equal to your initial Purchase Payment (not including any bonus).

On the first Contract Anniversary, the GAV is equal to the greater of A or B, where:

     A = Your initial Purchase Payment (not including any bonus) plus any additional Purchase Payments (not including any bonus) received in the first Contract Year and minus any GAV adjusted partial withdrawal for each partial withdrawal you made in the first Contract Year.

     B    = Your Contract Value on the first Contract Anniversary.

On the second and any subsequent Contract Anniversaries, the GAV is equal to the greater of C or D, where:

     C = the GAV from the previous Contract Anniversary plus any additional Purchase Payments (not including any bonus) received in the previous Contract Year and minus any GAV adjusted partial withdrawal for each partial withdrawal you made in the previous Contract Year.

     D    = Your Contract Value on that Contract Anniversary.

GAV ADJUSTED PARTIAL WITHDRAWAL =  FPW  +  (RPW  X  GAV)

     FPW = the amount of the partial withdrawal prior to any MVA that together with any other previous partial withdrawals does not exceed 10% of total Purchase Payments not including any bonus (the partial withdrawal privilege).

     RPW = the remaining amount of the partial withdrawal including any MVA and any withdrawal charge.

     GAV  = the greater of one or (a) divided by (b) where:
          a)   = the GAV on the day of (but prior to) the partial withdrawal.
          b) = the Contract Value on the day of (but prior to) the partial withdrawal adjusted for any applicable MVA.

GUARANTEED ACCOUNT VALUE (GAV) TRANSFERS. There is no charge for the GAV Benefit. However, we monitor your Contract Value and any unvested bonus amounts daily and periodically transfer amounts between the Fixed Period Accounts (FPAs) and the variable Investment Options you choose (GAV Transfers). We will make GAV Transfers from the Investment Options to the FPAs to the extent we deem, at our sole discretion, necessary to support the guarantees under the Contract. We will transfer amounts to the FPAs proportionally from all the Investment Options. We use a mathematical model to make these GAV Transfers based on your Contract Value and any unvested bonus amounts, the GAV Benefit provided in the future, and the time remaining until the guarantees are effective.

The GAV Transfer process allows us to provide you with a significant guarantee while still giving you the ability to participate in the potential returns of the Investment Options. You have complete discretion on your allocations in the Investment Options. However, please note that a significant downturn in the performance of the Investment Options can cause us to transfer a significant portion of your Contract Value and any unvested bonus amounts into the FPAs. This can limit your participation in any upside potential in the Investment Options in the event of subsequent market recovery. This may potentially provide you with less Contract Value.

When you  purchase a  Contract,  you can  invest  everything  in the  Investment
Options. Generally, GAV Transfers out of the Investment Options into the FPAs first occur when the Contract Value and any unvested bonus amounts drop from its last high point by a cumulative amount of 6% to 7% over any period of time. If the Contract Value and any unvested bonus amounts continues to fall, more GAV Transfers to the FPAs will occur. The initial amount of the GAV Transfer to the FPAs is typically 20-25% of your Contract Value and any unvested bonus amounts. Further GAV Transfers to the FPAs are typically 5-6% of your Contract Value and any unvested bonus amounts. As the time remaining until the guarantees are effective shortens, the frequency and amount of GAV Transfers to the FPAs will increase in poor performing markets. Any large withdrawals you make in poor performing markets will result in additional GAV Transfers of 3-5% of your Contract Value and any unvested bonus amounts to the FPAs. We do not expect to make more than four GAV Transfers to the FPAs per month. In the first two Contract Years, the total amount of GAV Transfers to the FPAs cannot be more than 50% of your Purchase Payments and any associated bonus.

To provide you with an example of the potential GAV Transfers, we simulated hypothetical Contracts issued on each Business Day from 1963 to 2001 with each Contract terminating at the end of ten years. We used the Standard & Poor's 500 Composite Price Index (S&P 500) as the hypothetical return on these Contracts. On average we would have made five GAV Transfers to the FPAs every Contract Year. The average amount transferred to the FPAs would have been 25-30% of the Contract Value and any unvested bonus amounts in the first five Contract Years and 30-35% of the Contract Value and any unvested bonus amounts in the remaining Contract Years. We also would have made an average of five GAV Transfers out of the FPAs into the variable Investment Options every Contract Year. Transfers out of the FPAs may be subject to a Market Value Adjustment (MVA) which may increase or decrease your Contract Value and any unvested bonus amounts and/or the amount of the transfer. If you fully withdraw or completely transfer the Contract Value and any unvested bonus amounts in the FPAs, the minimum value of the amount transferred or withdrawn after any MVA will be at least equal to the FPA Guaranteed Minimum Value. See section 5, The Fixed Account in the prospectus for more information on the FPAs, MVAs and the FPA Guaranteed Minimum Value.

It is important to note that this example is provided as an illustration. The S&P 500 returns are not indicative of the returns of any Investment Option and are not necessarily indicative of future results. Also, the numbers given above are averages. The actual systematic GAV Transfers made to or from the FPAs for your Contract may be more or less than indicated in the illustration.


ANNUITY PROVISIONS
--------------------------------------------------------------------------------

We base your monthly Annuity Payment upon:

|X| whether you select a fixed payout, variable payout, or a combination of both fixed and variable payouts;
|X| the adjusted Contract Value (Contract Value adjusted for any MVA, less any premium tax on the Income Date);
|X|  the Annuity Option you select;
|X| the age of the Annuitant and any joint Annuitant; and |X| the sex of the Annuitant and joint Annuitant where allowed.

We guarantee fixed payouts as to dollar amount and the amount does not vary with the investment experience of an Investment Option. If you elect to receive any portion of your Annuity Payments as a fixed payout, the amount of adjusted Contract Value that you elect to apply to fixed Annuity Payments will be placed in our general account and it will not participate in the investment experience of the Investment Options.

Variable payouts are not predetermined as to dollar amount and will vary in amount with the investment experience of the Investment Option(s) you select. We use Annuity Units to determine the amount of any variable Annuity Payments you elect to receive.

ANNUITY UNIT VALUE
We will purchase a fixed number of Annuity Units on the Income Date as follows:

The first Annuity Payment is equal to the amount of adjusted Contract Value that you elect to apply to variable Annuity Payments, divided first by $1,000 and then multiplied by the appropriate Annuity Payment amount for each $1,000 of value for the Annuity Option selected.

We determine the fixed number of Annuity Units in each subaccount by dividing the amount of the first Annuity Payment for each subaccount by the Annuity Unit value on the Income Date. Thereafter, the number of Annuity Units in each subaccount remains unchanged unless you make a transfer. The number of Annuity Units will also change if Annuity Option 3 is in effect, one Annuitant dies, and the surviving joint Annuitant elects to receive Annuity Payments at 75% or 50% of the previous payment amount. All calculations will appropriately reflect the Annuity Payment frequency selected.

The total Annuity Payment on each subsequent Annuity Payment date is the sum of the Annuity Payments for each subaccount. The Annuity Payment in each subaccount is determined by multiplying the number of Annuity Units allocated to the subaccount by the Annuity Unit value for that subaccount. We determine the Annuity Unit value on each subsequent valuation date as follows:

1. The net investment factor is determined as described in prospectus section 3, Purchase - Accumulation Units.

2.   The Annuity Unit value for a valuation  period is equal to:
     |X| the Annuity Unit value for the immediately preceding valuation period. |X| multiplied by the net investment factor for the current valuation period;
     |X|  divided by the assumed net investment factor for the valuation period.

The assumed net investment factor is equal to one plus the assumed investment return which we use in determining the basis for the purchase of an Annuity, adjusted to reflect the particular valuation period. The assumed investment return that Allianz Life will use is 5%. However, Allianz Life may agree to use a different rate (which will never exceed 7%).


MORTALITY AND EXPENSE RISK GUARANTEE
--------------------------------------------------------------------------------

Allianz Life guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality and expense experience.


FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The audited consolidated financial statements of Allianz Life as of and for the year ended December 31, 2002, included herein should be considered only as bearing upon the ability of Allianz Life to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 2002 are also included herein.

                                                                             A-1
                           APPENDIX A - ILLUSTRATIONS
                              IMPORTANT DISCLOSURES
                        ADJUSTED HISTORICAL ILLUSTRATION

This Contract  includes Living  Guarantees - the Guaranteed  Account Value (GAV)
Benefit, the Guaranteed Minimum Income Benefit (GMIB) and the Guaranteed Withdrawal Benefit (GWB). There are no additional fees for the Living Guarantees. However, we monitor the value of your Contract daily and systematically transfer amounts between the Fixed Period Accounts (FPAs) and your selected Investment Options to support the Living Guarantees. This means that you may not always be able to fully participate in any upside potential returns available from the Investment Options. Additionally, transfers and withdrawals out of the FPAs may be subject to a Market Value Adjustment, which may increase or decrease the value of your Contract and/or the amount of the withdrawal or transfer.

THIS IS AN ILLUSTRATION NOT A CONTRACT. The purpose of this illustration is to demonstrate how the performance of the underlying Investment Options offered through the Contract may affect Contract Values, Living Guarantees and death benefits over an extended period of time. This illustration is based on historical rates of return and is not intended to serve as a projection or prediction of future investment returns. It illustrates how much the Contract would hypothetically be worth, and how much the GAV, GMIB, GWB and Guaranteed Minimum Death Benefits (GMDBs) would be, at the end of each year if:

|X| The product were offered and the customer purchased the variable annuity on the hypothetical Issue Date;
|X|  The Contract Owner had made the Purchase Payments shown, and;
|X| The Contract Owner had allocated the Purchase Payments to the Investment Options indicated.

To assist you in understanding this illustration, mathematical depictions of hypothetical performance may be accompanied by visual depictions, including pie charts, graphs, and other types of charts.

The value of a variable annuity will fluctuate up and down, based on the performance of the underlying Investment Options, and the Contract Owner may experience a gain or loss. Actual investment results may be more or less than those shown on this illustration and will depend on a number of factors, including the choice and investment experience of the variable Investment Options.

This illustration may illustrate adjusted historical performance for one or more Investment Options. If more than one Investment Option is illustrated, performance may be shown as aggregate performance for all Investment Options selected. In addition, if you elect to illustrate more than one Investment Option and to hypothetically allocate more money to one Investment Option than to other Investment Options (for example, 50% to one Investment Option, 30% to a second Investment Option, and 20% to a third Investment Option), performance may be shown as weighted aggregate performance.

Performance data for the Investment Options illustrated in this illustration reflects the deduction of the total Separate Account expense (the mortality and expense risk charge and the administrative charge), and the contract maintenance charge. The fees and expenses of the underlying Investment Options (which serve as funding vehicles) are also reflected. The withdrawal charge may or may not be reflected, depending upon what is being illustrated. For example, the withdrawal charge would be deducted from Cash Withdrawal Value figures that are illustrated, but not Contract Value figures. Please refer to the prospectus for full details on charges, expenses and fees.

STANDARDIZED AVERAGE ANNUAL RETURN: Any adjusted historical performance illustration is accompanied by Standardized Average Annual Return for each Investment Option depicted in the illustration. Standardized return is calculated using uniform guidelines as mandated by the Securities and Exchange Commission. Standardized return figures assume a one-time, lump-sum Purchase Payment, and do not reflect the effect of taxation. Standardized return is shown for the most recent 1, 5, and 10 year periods, or from the inception date of the subaccount, if later. In contrast, illustration material may depict returns from the inception date of the applicable Investment Option, if earlier than the inception date of the subaccount. Standardized return includes the effect of all Investment Option expenses and all Contract expenses. If Contract expenses vary depending upon which features are selected, standardized return will reflect the highest potential expenses. In contrast, an illustration may reflect only certain expenses. Standardized return also assumes the assessment of a withdrawal charge at the end of each applicable period. Standardized return is computed as of the most recent calendar quarter end.

--------------------------------------------------------------------------------
Please see important disclosures on accompanying pages. This illustration is not valid without all pages.
xx/xx/2003                        Page x of y

The ADJUSTED HISTORICAL AVERAGE ANNUAL RETURN is based upon the weighted aggregate historical rate of return on the Investment Options selected, commencing on the hypothetical Issue Date, and calculates the change in Contract Value from the beginning of the hypothetical period to the end of the period, adjusted for additional Purchase Payments and any withdrawals. The adjusted historical average annual return commences on the inception date of the Investment Option and includes the total Separate Account expense (the mortality and expense risk charge and the administrative charge) and Investment Option expense, but does not include the withdrawal charge.

Weighted aggregate return for the Investment Options selected for the total period shown is: xx.xx%. Average annual returns for each of the Investment Options selected for the most recent 1, 5, and 10 year periods (computed as of the most recent calendar quarter end) are shown on another page of this illustration.

TAXES: The effect of income taxes, penalty taxes, and premium taxes have not been reflected in this illustration. While withdrawals may or may not be depicted within this illustration, withdrawals from the Contract will be subject to ordinary income tax to the extent that the Contract Value immediately before the withdrawal exceeds the total amount of after-tax money paid into the Contract. A withdrawal in excess of the taxable amount will constitute a nontaxable return of principal. If the taxpayer has not attained age 59 1/2 at the time of the distribution, the portion of the withdrawal that is subject to income tax may also be subject to a 10% premature distribution penalty. Please read the prospectus for further information.

For any Qualified Contract, e.g., IRA , the tax deferred growth feature is already provided by the tax qualified retirement plan. Therefore, product features and benefits other than tax deferral should be reasons for acquiring an annuity in a qualified retirement plan. If the Contract is an IRA or other Qualified Contract, the Contract Owner will generally be taxed on all amounts withdrawn, or received on withdrawal. The tax consequences will be different, however, if the Contract is a Roth IRA, or a traditional non-deductible IRA. See your tax advisor and read the prospectus for additional information.

The tax treatment of death benefit proceeds of an annuity contract differs from the tax treatment of a life insurance policy. See your tax advisor and the prospectus for further details.

Any death benefits paid under the Contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump-sum or as Annuity Payments. Estate taxes may also apply. For complete details, please consult with your tax advisor or attorney.

BONUS: The Contract provides a bonus prior to age 81 during the Accumulation Phase based on total net Purchase Payments (Purchase Payments less withdrawals, prior to any Market Value Adjustment, but including any withdrawal charges) at the time of contribution based on the following schedule:
                  NET
                  PURCHASE
                  PAYMENT                             BONUS
                  $0 - $99,999                           4%
                  $100,000 - $999,999                    5%
                  $1,000,000 - $4,999,999                6%
                  $5,000,000 +                           7%

Bonus amounts are available for withdrawal, Annuity Payments or payment of the death benefit only when such amounts become vested. In addition, the bonus only becomes part of any guaranteed benefits as it becomes vested. The vesting schedule is as follows:

         NUMBER OF COMPLETE
             YEARS SINCE
          PURCHASE PAYMENT            VESTING
               RECEIPT              PERCENTAGE
                  0                     0%
                  1                     35%
                  2                     70%
                 3+                    100%

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

As with all bonus variable annuities, please understand that they may carry higher fees and charges than variable annuities without the bonus feature.

Allianz Life deducts a higher mortality and expense risk charge and assesses a withdrawal charge based on a longer and higher schedule of charges to cover the cost of providing the bonus. If you withdraw a portion of your Contract while the withdrawal charge still applies, your net proceeds may be lower than if you had purchased an annuity without a bonus. Likewise, over time, the amount of the bonus may be offset by the higher mortality and expense risk charges.

DESCRIPTION OF THE LIVING GUARANTEES. The Living Guarantees are a package of benefits that include the Guaranteed Account Value Benefit, the Guaranteed Minimum Income Benefit and the Guaranteed Withdrawal Benefit. These benefits are not available individually and there are no additional fees or charges associated with these benefits. Some of these benefits may not be available in all states.

1) THE GUARANTEED ACCOUNT VALUE (GAV) BENEFIT. We guarantee that beginning on your fifth Contract Anniversary and each successive anniversary until the Contract terminates or you start receiving Annuity Payments, your Contract Value will at least be equal to the GAV from five years ago less any adjusted partial withdrawals you made in the last five years. At Contract issue we set the GAV equal to your initial Purchase Payment (not including any bonus). Then on each Contract Anniversary we reset the GAV to be equal to the greater of: a) the prior GAV adjusted for additional Purchase Payments (not including any bonus) and partial withdrawals, or b) the highest Contract Value on the Contract Anniversary. The illustration shows how the GAV Benefit is affected by changing rates of return of the Investment Options. The illustration also reflects the systematic transfers to the Fixed Period Accounts (FPAs) that are necessary to support the guarantee during a market downturn as well as transfers out of the FPAs when such allocation is no longer necessary. Transfers out of the FPAs are subject to a Market Value Adjustment (MVA) which may increase or decrease the value of your Contract and/or the value of the transfer. The illustration reflects interest rates for the FPAs for the different Account Period lengths that remain fixed at the rates in effect at the time of the illustration. These rates are not guaranteed. The rates we actually credit to the FPAs will depend on the effective rates on the date of the transfer and the subsequent rates declared effective for such money. Because the illustration does not reflect changes in interest rates, no MVA has been made to the illustration. If the transfers were subject to an MVA, the projected values shown in the illustration may be higher or lower than shown.

2) THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). The GMIB is only beneficial if you annuitize the Contract. The GMIB is available after a five-year waiting period and the Contract must be annuitized within 30 days of a Contract Anniversary under a fixed annuity option. You may receive no explicit benefit from the GMIBs depending on your Contract Value at the time of annuitization.

The GMIB guarantees that your Annuity Payments will be equal to the greater of:
|X| Current fixed payout rates applied to the current Contract Value adjusted for any applicable Market Value Adjustment (less any applicable premium tax and withdrawal charges); or
|X|  Guaranteed fixed payout rates applied to the GMIB value.

If any owner is age 80 on the Issue Date, the GMIB value is equal to total Purchase Payments (not including any bonus) adjusted for partial withdrawals.

If all owners are 79 or younger on the Issue Date, the GMIB value is equal to the greater of:
|X| total Purchase Payments (not including any bonus) adjusted for partial withdrawals, or
|X| the Maximum Anniversary Value (MAV) prior to any owner's 81st birthday adjusted for subsequent partial withdrawals and subsequent Purchase Payments (not including any bonus).

3) THE GUARANTEED WITHDRAWAL BENEFIT. This provides a guaranteed income through partial withdrawals each Contract Year of up to 10% of your total Purchase Payments (not including any bonus), regardless of your Contract Value. You can continue to make these guaranteed withdrawals until the sum of the amounts withdrawn (prior to any MVA) in all Contract Years reaches 100% of your total Purchase Payments (not including any bonus) adjusted for any excess partial withdrawals. The GWB is non-cumulative, which means that if you do not use the 10% in any Contract Year, it will not carry over to the next year. Amounts you receive under the GWB are taxed as withdrawals and are subject to the partial withdrawal privilege, which generally means they are not subject to a withdrawal charge. Withdrawals that you make in excess of the GWB amount in a Contract Year may be subject to a withdrawal charge and they will reduce the remaining amount available for guaranteed withdrawals in subsequent years.

COSTS AND EXPENSES: The Contract has insurance features and investment features, and there are costs related to each.

CONTRACT MAINTENANCE CHARGE: Each year, Allianz Life Insurance Company of North America (Allianz Life, we, us, our) deducts a $40 contract maintenance charge from your Contract. We currently waive this charge if the value of your Contract is at least $75,000 at the time we are to deduct the charge.

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

TOTAL SEPARATE ACCOUNT EXPENSE: We deduct a mortality and expense risk (M&E) charge that varies depending upon the death benefit that applies. We also deduct an administrative charge. This charge, together with the contract maintenance charge, is for expenses associated with the administration of the Contract. The table below shows the death benefits and their total Separate Account expense (M&E and administrative charges) during the Accumulation Phase. The M&E and administrative charges are calculated as a percentage of the average daily assets invested in a subaccount on an annual basis. This illustration reflects the total Separate Account expense associated with the death benefit that applies to your Contract.


                                      M&E     Administrative    Total Separate
                                     Charge       Charge        Account Expense
              Traditional GMDB       1.55%         0.15%             1.70%
              Enhanced GMDB          1.75%         0.15%             1.90%

During the Payout Phase, the total Separate Account expense is 1.70% regardless of the death benefit.

GUARANTEED MINIMUM DEATH BENEFITS (GMDBS): The selection of a GMDB must be made at the time of initial Purchase Payment. You may only select one GMDB, and once you select a GMDB it cannot be changed or cancelled. There are additional charges associated with the Enhanced GMDB. The death benefit will only be paid if the owner dies during the Accumulation Phase.

The Traditional GMDB guarantees the greater of the following, less any applicable premium tax:

|X|  Contract Value, or
|X| Total Purchase Payments (not including any bonus) adjusted for partial withdrawals.

The Enhanced GMDB guarantees the greater of the following, less any applicable premium tax:

|X|  Contract Value;
|X| Total Purchase Payments (not including any bonus) adjusted for partial withdrawals.
|X| The Maximum Anniversary Value on any Contract Anniversary prior to age 81 plus subsequent additional Purchase Payments (not including any bonus) and minus subsequent adjusted partial withdrawals.

If you take money out of the Contract, we may assess a withdrawal charge. The withdrawal charge starts at 8.5% in the first year and declines to 0% after we have had your Purchase Payment for ten full years.

There are also daily Investment Option expenses which currently range, on an annual basis, from xx.xx% to xx.xx% of the average daily value of the Investment Option before contractual expense reimbursements or fee waivers, depending upon the Investment Option.

This illustration reflects the costs of all optional features you have selected. It does not reflect costs associated with features you have not selected. If you choose to add optional features, it will increase costs and reduce returns. Some optional features must be selected at the Issue Date, and cannot be added or deleted once the Contract is issued.

The "CONTRACT VALUE" for any point in time is an amount equal to the sum of each Accumulation Unit value multiplied by the number of Accumulation Units allocated to the Contract for each subaccount of your selected Investment Option. This value will fluctuate due to the investment performance of the selected Investment Option(s). The Contract Value reflects all Investment Option expenses and all charges for the Contract features selected, but does not include the withdrawal charge. It also does not reflect the impact of premium taxes, income taxes or the 10% federal penalty tax for withdrawals prior to age 59 1/2.

The "CASH WITHDRAWAL VALUE" reflects all of the expenses and charges assessed against "Contract Value", and also reflects any withdrawal charge (if applicable). It does not reflect the impact of premium taxes, income taxes or the 10% federal penalty tax for withdrawals prior to age 59 1/2.




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

IMPORTANT CONSIDERATIONS: Past performance is not necessarily indicative of future results. No representation is made as to future performance. The value of an annuity contract will fluctuate, so that it may be worth more or less than amounts paid in. Investment returns and principal value will fluctuate with market conditions so that units, when redeemed, may be worth more or less than the original cost.

Product and features may not be available in all states. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America.

High yield securities inherently have a high degree of market risk in addition to credit risk and potential illiquidity.

Index Investment Options seek to match the performance of specified market indexes. Investors cannot invest directly into indexes.

Money invested in a specific sector or industry is subject to a higher degree of risk than money that is diversified.

Small cap stocks may be more volatile than large cap or more established companies' securities.
International investing involves some risks not presented with U.S. investments, such as currency fluctuation and political volatility.

An investment in the Money Market fund is neither insured nor guaranteed by the FDIC or any other governmental agency. Although the fund seeks to preserve your $1.00 per share, it is possible to lose money in the fund.

USAllianz variable products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD. 800-542-5427. www.usallianz.com


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


                                                                             A-6
                         USALLIANZ HIGH FIVE (TM) BONUS


PREPARED FOR:                    CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe
                                 Contract Type: Non-Qualified Guaranteed Minimum
                                 Income Benefit (GMIB):
                                 Traditional Guaranteed Minimum Death Benefit
                                 (Traditional GMDB):
PERIOD BEGINNING:

                     STANDARDIZED AVERAGE ANNUAL RETURN AND
                        ADJUSTED INVESTMENT OPTION RETURN
 As of [12/31/____], a one-time investment of $1,000 if withdrawn would have generated the following Standardized Average Annual Return, without regard to taxes:

                                                   INVESTMENT OPTION PERFORMANCE                    SUBACCOUNT PERFORMANCE
                                                                         SINCE        DATE OF          SINCE      DATE OF
INVESTMENT OPTION                   1 YEAR    5 YEARS     10 YEARS     INCEPTION     INCEPTION       INCEPTION   INCEPTION
USAZ Money Market Fund
Davis VA Financial Portfolio
Davis VA Value Portfolio

Standardized average annual return figures are calculated from the inception date of the applicable subaccount. Figures reflect the deduction of all Contract and Investment Option expenses. Where there is a varying expense depending upon the feature selected, the highest potential charge is shown. The effect of the withdrawal charge is reflected at the end of each period shown. Non-standardized performance reflecting Investment Option returns prior to subaccount inception have been adjusted for Contract expenses.



Past performance is not necessarily indicative of future results.


[THIS PAGE MUST ACCOMPANY ANY ACCUMULATION ILLUSTRATION CONTAINING ADJUSTED HISTORICAL PERFORMANCE.]



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


                                                                             A-7
                         USALLIANZ HIGH FIVE (TM) BONUS


PREPARED FOR:                  CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe
                               Contract Type: Non-Qualified
                               Guaranteed Minimum Income Benefit (GMIB):
                               Traditional Guaranteed Minimum Death Benefit
                               (Traditional GMDB):
PERIOD BEGINNING:

INVESTMENT OPTIONS AND ALLOCATIONS:

____ Investment Option (___%)
____ Investment Option (___%)

      EFFECT OF ADJUSTED HISTORICAL RETURNS ON ILLUSTRATED CONTRACT VALUES

---------------------------------------------------------------------------------------------------------------------------------
                                CREDITED
                      AVERAGE   RATE FOR
                      ANNUAL    FIXED        NET**                                CASH
                       TOTAL    PERIOD     PURCHASE  BONUS AMOUNT  CONTRACT    WITHDRAWAL
 END OF YEAR   AGE    RETURN     ACCOUNT*  PAYMENTS                  VALUE        VALUE        GAV         GMIB         GMDB
--------------
 Mm/dd/yyyy    45     Xx.xx%      Xx.xx%   $x,xxx.00   $x,xxx.00   $x,xxxx.00  $x,xxxx.00   $x,xxx.00   $x,xxx.00    $x,xxx.00
---------------------------------------------------------------------------------------------------------------------------------

     *Rate credited on new transfers to the Fixed Period Accounts (FPAs) and all amounts rolled over to a new five-year Account Period at the end of the tenth year and every five years thereafter.

     **The Net Purchase Payment column represents Purchase Payments minus withdrawals in the Accumulation Phase.

     The bonus amount is subject to vesting. See Important Disclosures for an explanation of the vesting requirements.

     Contract Value includes the vested and unvested portion of the bonus amount.

     This illustration is based upon adjusted historical returns during the period indicated. However, past returns are not indicative of future results. This illustration is not intended to serve as a projection or prediction of future returns and is presented as of the most recent calendar [year/quarter] end. The values reflect the effect of systematic transfers to and from the FPAs that support the Living Guarantees (the GAV and GMIB), based on the current effective rates of interest. Actual rates of interest credited to your Contract Value in the FPAs depend on the interest rates in effect at the time of the transfer and subsequent interest rates declared effective for such money.

     AN ILLUSTRATION SHOWING A GUARANTEED MINIMUM INTEREST RATE OF 3% IN THE FPAS IS CONTAINED ON THE FOLLOWING PAGE.




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


                                                                             A-8
                         USALLIANZ HIGH FIVE (TM) BONUS


PREPARED FOR:                      CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe
                                   Contract Type: Non-Qualified
                                   Guaranteed Minimum Income Benefit (GMIB):
                                   Traditional Guaranteed Minimum Death Benefit
                                   (Traditional GMDB):
PERIOD BEGINNING:

INVESTMENT OPTIONS AND ALLOCATIONS:

____ Investment Option (___%)
____ Investment Option (___%)

      EFFECT OF ADJUSTED HISTORICAL RETURNS ON ILLUSTRATED CONTRACT VALUES

----------------------------------------------------------------------------------------------------------------------------------
                                CREDITED
                      AVERAGE    RATE FOR
                       ANNUAL    FIXED       NET**                                 CASH
                       RETURN    PERIOD    PURCHASE   BONUS AMOUNT  CONTRACT    WITHDRAWAL
 END OF YEAR   AGE               ACCOUNT*   PAYMENTS                  VALUE        VALUE        GAV         GMIB         GMDB
---------------
  Mm/dd/yyyy    45     Xx.xx%     Xx.xx%   $x,xxx.00   $x,xxx.00   $x,xxxx.00   $x,xxxx.00   $x,xxx.00   $x,xxx.00    $x,xxx.00
----------------------------------------------------------------------------------------------------------------------------------

*Rate credited on new transfers to the Fixed Period Accounts (FPAs) and all amounts rolled over to a new five-year Account Period at the end of the tenth year and every five years thereafter.

**The Net Purchase Payment column represents Purchase Payments minus withdrawals in the Accumulation Phase.

The bonus amount is subject to vesting. See Important Disclosures for an explanation of the vesting requirements.

Contract Value includes the vested and unvested portion of the bonus amount.

This illustration is based upon adjusted historical returns during the period indicated. However, past returns are not indicative of future results. This illustration is not intended to serve as a projection or prediction of future returns and is presented as of the most recent calendar [year/quarter] end. The values reflect the effect of systematic transfers to and from the FPAs that support the Living Guarantees (the GAV and GMIB), based on the guaranteed minimum rate of interest (currently 3%) for new issues. Actual rates of interest credited to your Contract Value in the FPAs depend on the interest rates in effect at the time of the transfer and subsequent interest rates declared effective for such money.

[THIS PAGE MUST  ACCOMPANY  FIXED ACCOUNT  ILLUSTRATIONS  SHOWING ANY RATE ABOVE
3%.]



--------------------------------------------------------------------------------
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


                                                                             A-9
                         USALLIANZ HIGH FIVE (TM) BONUS

PREPARED FOR:                    CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe                         Contract Type: Non-Qualified
                                 Guaranteed Minimum Income Benefit (GMIB):
PERIOD BEGINNING:                Guaranteed Minimum Death Benefit (GMDB):

INVESTMENT OPTIONS AND ALLOCATIONS:

____ Investment Option (___%)
____ Investment Option (___%)

                               ADJUSTED HISTORICAL
                     GUARANTEED MINIMUM DEATH BENEFIT REPORT
                            AGGREGATE RETURN: XX.XX%

          ---------------------------------------------------------------------------------------------------------------
                                     AVERAGE
                                     ANNUAL      PURCHASE       BONUS                      CONTRACT
                            AGE      RETURN      PAYMENTS      AMOUNT      WITHDRAWALS       VALUE           GMDB
          END OF YEAR
          ---------------------------------------------------------------------------------------------------------------
          Mm/dd/yyyy         45      xx.xx%     $x,xxx.00     $x,xxx.00     $x,xxx.00      $x,xxx.00      $x,xxx.00
          ---------------------------------------------------------------------------------------------------------------

The bonus amount is subject to vesting. See Important Disclosures for an explanation of the vesting requirements.

Contract Value includes the vested and unvested portion of the bonus amount.

This illustration is based upon adjusted historical returns during the period indicated. Past performance is not a guarantee of future results. This illustration is for illustrative purposes only and is no guarantee of return or future performance.






--------------------------------------------------------------------------------
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xx/xx/2003                        Page x of y

                                                                            A-10
                         USALLIANZ HIGH FIVE (TM) BONUS

PREPARED FOR:                         CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe                              Contract Type: Non-Qualified
                                      Guaranteed Minimum Income Benefit (GMIB):
PERIOD BEGINNING:                     Guaranteed Minimum Death Benefit (GMDB):
                                      ANNUITY OPTION:
                                      PERIOD CERTAIN:

INVESTMENT OPTIONS AND ALLOCATIONS:

____ Investment Option (___%)
____ Investment Option (___%)

                               ADJUSTED HISTORICAL
                    GUARANTEED MINIMUM INCOME BENEFIT REPORT
                            AGGREGATE RETURN: XX.XX%

   ---------------------------------------------------------------------------------------------------------------------------
                                                       ACCUMULATION PHASE                                  PAYOUT PHASE
                            --------------------------------------------------------------------------------------------------
                            AVERAGE        NET                                  MAXIMUM
                            ANNUAL       PURCHASE      BONUS      CONTRACT    ANNIVERSARY
      END OF YEAR     AGE     RETURN    PAYMENTS*     AMOUNT       VALUE         VALUE        GMIB      MONTHLY      ANNUAL
   ---------------------------------------------------------------------------------------------------------------------------
   Mm/dd/yyyy          45     xx.xx%     $xxx.00     $x,xxx.00   $x,xxx.00     $x,xxx.00   $x,xxx.00   $x,xxx.00   $x,xxx.00
   ---------------------------------------------------------------------------------------------------------------------------

*The Net Purchase Payment column represents Purchase Payments minus withdrawals in the Accumulation Phase.

The bonus amount is subject to vesting. See Important Disclosures for an explanation of the vesting requirements.

Contract Value includes the vested and unvested portion of the bonus amount.

This illustration is based upon adjusted historical returns during the period indicated. However, past returns are not indicative of future results. This illustration is not intended to serve as a projection or prediction of future returns.






--------------------------------------------------------------------------------
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valid without all pages.
xx/xx/2003                        Page x of y

                                                                            A-11
                         USALLIANZ HIGH FIVE (TM) BONUS

PREPARED FOR:                        CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe
                                     Contract Type: Non-Qualified
                                     Guaranteed Minimum Income Benefit (GMIB):
PERIOD BEGINNING:                    Guaranteed Minimum Death Benefit (GMDB):

                    ADJUSTED HISTORICAL DOLLAR COST AVERAGING

                                                                                                                  PERIOD
               INITIAL               MONTHLY                    INITIAL                 ENDING                    ENDING
              PURCHASE               TRANSFER                   TRANSFER                TRANSFER                  VALUE
             PAYMENT                  PERIODS                   DATE                      DATE                     DATE
           $50,000.00                    20                   05/01/1993               12/01/1994               03/31/2002

                                                                                      WITHOUT      DOLLAR COST      DOLLAR COST
                                                     ALLOCATION       ALLOCATION       MONTHLY     AVERAGING        AVERAGING
          INVESTMENT OPTIONS                         PERCENTAGE       AMOUNT           TRANSFER    ENDING VALUE     ENDING VALUE
FROM    :
USAZ MONEY MARKET FUND                                   100% (Initial)                                x,xxx

TO   :

DAVIS VA FINANCIAL PORTFOLIO                               10%         5,000               250        xx,xxx            xx,xxx
DAVIS VA VALUE PORTFOLIO                                   10%         5,000               250        xx,xxx            xx,xxx
MUTUAL SHARES SECURITIES FUND                              20%        10,000               500        xx,xxx            xx,xxx
USAZ AIM INTERNATIONAL EQUITY FUND                         10%         5,000               250        xx,xxx            xx,xxx
FRANKLIN SMALL CAP FUND                                    30%        15,000               750        xx,xxx            xx,xxx
OPPENHEIMER HIGH INCOME FUND                               20%        10,000               500        xx,xxx            xx,xxx

  TOTAL                                                   100%        50,000             2,500       xxx,xxx           xxx,xxx

Dollar cost averaging involves continuous investing regardless of fluctuating prices. The investor should consider his or her financial ability to continue purchases through periods of low price levels. Dollar cost averaging does not ensure a profit.

This report is based off your initial lump-sum Purchase Payment only, as illustrated above. Future Purchase Payments are not taken into consideration.

Average annual returns for the Investment Options selected for the most recent 1, 5, and 10 year periods (computed as of the most recent calendar quarter end) are shown on another page of this illustration.

The Investment Options illustrated are based upon adjusted historical returns during the period indicated. Any fixed rate returns illustrated are based upon current returns. However, these returns are not indicative of future results . This illustration is not intended to serve as a projection or prediction of future returns.


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


                                                                            A-12
                              IMPORTANT DISCLOSURES
                 HYPOTHETICAL FIXED RATE OF RETURN ILLUSTRATION

This Contract  includes Living  Guarantees - the Guaranteed  Account Value (GAV)
Benefit, the Guaranteed Minimum Income Benefit (GMIB) and the Guaranteed Withdrawal Benefit (GWB). There are no additional fees for the Living Guarantees. However, we monitor the value of your Contract daily and systematically transfer amounts between the Fixed Period Accounts (FPAs) and your selected Investment Options to support the Living Guarantees. This means that you may not always be able to fully participate in any upside potential returns available from the Investment Options. Additionally, transfers and withdrawals out of the FPAs may be subject to a Market Value Adjustment, which may increase or decrease the value of your Contract and/or the amount of the withdrawal or transfer.

THIS IS AN ILLUSTRATION NOT A CONTRACT. The purpose of this illustration is to demonstrate how a varying rate of return may affect Contract Values, Living Guarantees and death benefits over an extended period of time. This illustration is based upon hypothetical fixed returns during the period indicated. This illustration is not intended to serve as a projection or prediction of future returns. It illustrates how much the Contract would hypothetically be worth, and how much the GAV, GMIB, GWB and Guaranteed Minimum Death Benefits (GMDBs) would be, based on the hypothetical rate of return illustrated. No representations are made that these hypothetical rates of return can be achieved for any one-year or sustained over any period of time.

The value of a variable annuity will fluctuate up and down, based on the performance of the underlying Investment Options, and the Contract Owner may experience a gain or loss. Actual investment results may be more or less than those reflected in the hypothetical rates of return and will depend on a number of factors, including the choice and investment experience of the Investment Options.

This illustration, including any accompanying reports and graphs, must be preceded or accompanied by the current prospectus. Please refer to the prospectus for full details on charges, expenses, fees and state premium taxes.

TAXES: The effects of income, penalty and state premium taxes have not been reflected in the illustration. While withdrawals may or may not be depicted within this illustration, withdrawals from the Contract will be subject to ordinary income tax to the extent that the Contract Value immediately before the withdrawal exceeds the total amount of after-tax money paid into the Contract. A withdrawal in excess of the taxable amount will constitute a nontaxable return of principal. If the taxpayer has not attained age 59 1/2 at the time of the distribution, the portion of the withdrawal that is subject to income tax may also be subject to a 10% premature distribution penalty. Please read the prospectus for further information.

For any Qualified Contract, e.g., IRA, the tax deferred growth feature is already provided by the tax qualified retirement plan. Therefore, product features and benefits other than tax deferral should be reasons for acquiring an annuity in a qualified retirement plan. If the Contract is an IRA or other Qualified Contract, the Contract Owner will generally be taxed on all amounts withdrawn, or received on withdrawal. The tax consequences will be different, however, if the Contract is a Roth IRA, or a traditional non-deductible IRA. See your tax advisor and read the prospectus for additional information.

The tax treatment of death benefit proceeds of an annuity contract differs from the tax treatment of a life insurance policy. See your tax advisor and the prospectus for further details.

Any death benefits paid under the Contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump-sum or as Annuity Payments. Estate taxes may also apply. For complete details, please consult with your tax advisor or attorney.



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


                                                                            A-13

BONUS: The Contract provides a bonus prior to age 81 during the Accumulation Phase based on total net Purchase Payments (Purchase Payments less withdrawals, prior to any Market Value Adjustment, but including any withdrawal charges) at the time of contribution based on the following schedule:
                  NET
                  PURCHASE
                  PAYMENT                             BONUS
                  $0 - $99,999                           4%
                  $100,000 - $999,999                    5%
                  $1,000,000 - $4,999,999                6%
                  $5,000,000 +                           7%

Bonus amounts are available for withdrawal, Annuity Payments or payment of the death benefit only when such amounts become vested. In addition, the bonus only becomes part of any guaranteed benefits as it becomes vested. The vesting schedule is as follows:

         NUMBER OF COMPLETE
             YEARS SINCE
          PURCHASE PAYMENT            VESTING
               RECEIPT              PERCENTAGE
                  0                     0%
                  1                     35%
                  2                     70%
                 3+                    100%

As with all bonus variable annuities, please understand that they may carry higher fees and charges than variable annuities without the bonus feature.

Allianz Life deducts a higher mortality and expense risk charge and assesses a withdrawal charge based on a longer and higher schedule of charges to cover the cost of providing the bonus. If you withdraw a portion of your Contract while the withdrawal charge still applies, your net proceeds may be lower than if you had purchased an annuity without a bonus. Likewise, over time, the amount of the bonus may be offset by the higher mortality and expense risk charges.

DESCRIPTION OF THE LIVING GUARANTEES. The Living Guarantees are a package of benefits that include the Guaranteed Account Value Benefit, the Guaranteed Minimum Income Benefit and the Guaranteed Withdrawal Benefit. These benefits are not available individually and there are no additional fees or charges associated with these benefits. Some of these benefits may not be available in all states.

1) THE GUARANTEED ACCOUNT VALUE (GAV) BENEFIT. We guarantee that beginning on your fifth Contract Anniversary and each successive anniversary until the Contract terminates or you start receiving Annuity Payments, your Contract Value will at least be equal to the GAV from five years ago less any adjusted partial withdrawals you made in the last five years. At Contract issue we set the GAV equal to your initial Purchase Payment (not including any bonus). Then on each Contract Anniversary we reset the GAV to be equal to the greater of: a) the prior GAV adjusted for additional Purchase Payments (not including any bonus) and partial withdrawals, or b) the highest Contract Value on the Contract Anniversary. The illustration shows how the GAV Benefit is affected by changing rates of return of the Investment Options. The illustration also reflects the systematic transfers to the Fixed Period Accounts (FPAs) that are necessary to support the guarantee during a market downturn as well as transfers out of the FPAs when such allocation is no longer necessary. Transfers out of the FPAs are subject to a Market Value Adjustment (MVA) which may increase or decrease the value of your Contract and/or the value of the transfer. The illustration reflects interest rates for the FPAs for the different Account Period lengths that remain fixed at the rates in effect at the time of the illustration. These rates are not guaranteed. The rates we actually credit to the FPAs will depend on the effective rates on the date of the transfer and the subsequent rates declared effective for such money. Because the illustration does not reflect changes in interest rates, no MVA has been made to the illustration. If the transfers were subject to an MVA, the projected values shown in the illustration may be higher or lower than shown.

2) THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). The GMIB is only beneficial if you annuitize the Contract. The GMIB is available after a five-year waiting period and the Contract must be annuitized within 30 days of a Contract Anniversary under a fixed annuity option. You may receive no explicit benefit from the GMIBs depending on your Contract Value at the time of annuitization.


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                                                                            A-14

The GMIB guarantees that your Annuity Payments will be equal to the greater of:

|X| Current fixed payout rates applied to the current Contract Value adjusted for any applicable Market Value Adjustment (less any applicable premium tax and withdrawal charges); or
|X|  Guaranteed fixed payout rates applied to the GMIB value.

If any owner is age 80 on the Issue Date, the GMIB value is equal to total Purchase Payments (not including any bonus) adjusted for partial withdrawals.

If all owners are 79 or younger on the Issue Date, the GMIB value is equal to the greater of:

|X| total Purchase Payments (not including any bonus) adjusted for partial withdrawals, or
|X| the Maximum Anniversary Value (MAV) prior to any owner's 81st birthday adjusted for subsequent partial withdrawals and subsequent Purchase Payments (not including any bonus).

3) THE GUARANTEED WITHDRAWAL BENEFIT. This provides a guaranteed income through partial withdrawals each Contract Year of up to 10% of your total Purchase Payments (not including any bonus), regardless of your Contract Value. You can continue to make these guaranteed withdrawals until the sum of the amounts withdrawn (prior to any MVA) in all Contract Years reaches 100% of your total Purchase Payments (not including any bonus) adjusted for any excess partial withdrawals. The GWB is non-cumulative, which means that if you do not use the 10% in any Contract Year, it will not carry over to the next year. Amounts you receive under the GWB are taxed as withdrawals and are subject to the partial withdrawal privilege, which generally means they are not subject to a withdrawal charge. Withdrawals that you make in excess of the GWB amount in a Contract Year may be subject to a withdrawal charge and they will reduce the remaining amount available for guaranteed withdrawals in subsequent years.

COSTS AND EXPENSES: The Contract has insurance features and investment features, and there are costs related to each.

CONTRACT MAINTENANCE CHARGE: Each year, Allianz Life Insurance Company of North America (Allianz Life, we, us, our) deducts a $50 contract maintenance charge from your Contract. We currently waive this charge if the value of your Contract is at least $75,000 at the time we are to deduct the charge.
TOTAL SEPARATE ACCOUNT EXPENSE: We deduct a mortality and expense risk (M&E) charge that varies depending upon the death benefit that applies. We also deduct an administrative charge. This charge, together with the contract maintenance charge, is for expenses associated with the administration of the Contract. The table below shows the death benefits and their total Separate Account expense (M&E and administrative charges) during the Accumulation Phase. The M&E and administrative charges are calculated as a percentage of the average daily assets invested in a subaccount on an annual basis. This illustration reflects the total Separate Account expense associated with the death benefit that applies to your Contract.


                                  M&E          Administrative     Total Separate
                                 Charge          Charge          Account Expense
              Traditional GMDB    1.55%            0.15%             1.70%
              Enhanced GMDB       1.75%            0.15%             1.90%

During the Payout Phase, the total Separate Account expense is 1.70% regardless of the death benefit.

GUARANTEED MINIMUM DEATH BENEFITS (GMDBS): The selection of a GMDB must be made at the time of initial Purchase Payment. You may only select one GMDB, and once you select a GMDB it cannot be changed or cancelled. There are additional charges associated with the Enhanced GMDB. The death benefit will only be paid if the owner dies during the Accumulation Phase.

The Traditional GMDB guarantees the greater of the following, less any applicable premium tax:

|X|  Contract Value, or
|X| Total Purchase Payments (not including any bonus) adjusted for partial withdrawals.

The Enhanced GMDB guarantees the greater of the following, less any applicable premium tax:

|X|  Contract Value;
|X| Total Purchase Payments (not including any bonus) adjusted for partial withdrawals.
|X| The Maximum Anniversary Value on any Contract Anniversary prior to age 81 plus subsequent additional Purchase Payments (not including any bonus) and minus subsequent adjusted partial withdrawals.

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


                                                                            A-15
If you take money out of the Contract, we may assess a withdrawal charge. The withdrawal charge starts at 8.5% in the first Contract year and declines to 0% after we have had your Purchase Payment for ten full years.

There are also daily Investment Charges that currently range, on an annual basis, from xx.xx% to xx.xx% of the average daily value of the Investment Option, depending upon the Investment Option.

This illustration reflects the costs of all optional features you have selected. It does not reflect costs associated with features you have not selected. If you choose to add optional features, it will increase costs and reduce returns. Some optional features must be selected at the Issue Date and cannot be added once the Contract is issued.

The "CONTRACT VALUE" for any point in time is an amount equal to the sum of each Accumulation Unit Value multiplied by the number of Units allocated to the Contract for each Investment Option. This value will fluctuate due to the investment performance of the selected Investment Options. The Contract Value reflects all Investment Option expenses and all charges for the Contract features selected, but does not include the withdrawal charge. It does not reflect the impact of premium taxes, income taxes or the 10% federal penalty tax for withdrawals prior to age 59 1/2. The "CASH WITHDRAWAL VALUE" reflects all of the expenses and charges assessed against Contract Value, and also reflects any withdrawal charge (if applicable). It does not reflect the impact of premium taxes, income taxes or the 10% federal penalty tax for withdrawals prior to age 59 1/2.

IMPORTANT CONSIDERATIONS: Past performance is not a guarantee of future results. No representation is made as to future performance. The value of an annuity contract will fluctuate, so that it may be worth more or less than amounts paid in. Investment returns and principal value will fluctuate with market conditions so that units, when redeemed, may be worth more or less than the original cost.

Product and features may not be available in all states. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America.

High yield securities inherently have a high degree of market risk in addition to credit risk and potential illiquidity.

Index Investment Options seek to match the performance of specified market indexes. Investors cannot invest directly into indexes.

Money invested in a specific sector or industry is subject to a higher degree of risk than money that is diversified.

Small cap stocks may be more volatile than large cap or more established companies' securities.

International investing involves some risks not presented with U.S. investments, such as currency fluctuation and political volatility.

An investment in the Money Market fund is neither insured nor guaranteed by the FDIC or any other governmental agency. Although the fund seeks to preserve your $1.00 per share, it is possible to lose money in the fund.

USAllianz variable products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD. 800-542-5427. www.usallianz.com

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                                                                            A-16
                         USALLIANZ HIGH FIVE (TM) BONUS

PREPARED FOR:                       CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe
                                    Contract Type: Non-Qualified
                                    Guaranteed Minimum Income Benefit (GMIB):
                                    Traditional Guaranteed Minimum Death Benefit
                                    (Traditional GMDB):
PERIOD BEGINNING:

                 HYPOTHETICAL FIXED RATE OF RETURN ILLUSTRATION
                           GROSS RATE OF RETURN X.XX%

---------------------------------------------------------------------------------------------------------------------------------
                       GROSS RATE OF    CREDITED
                          RETURN        RATE FOR
                     -----------------    FIXED       NET**                              CASH
                      (NOT TO EXCEED     PERIOD     PURCHASE   BONUS      CONTRACT    WITHDRAWAL
 END OF YEAR    AGE        12%)         ACCOUNT*    PAYMENTS    AMOUNT      VALUE       VALUE        GAV      GMIB       GMDB
---------------
  Mm/dd/yyyy    45        Xx.xx%        $x,xxx.00   $x,xxx.00  $x,xxx.00 $x,xxxx.00   $x,xxxx.00  $x,xxx.00 $x,xxx.00 $x,xxx.00
---------------------------------------------------------------------------------------------------------------------------------

*Rate credited on new transfers to the Fixed Period Accounts (FPAs) and all amounts rolled over to a new five-year Account Period at the end of the tenth year and every five years thereafter.

**The Net Purchase Payment column represents Purchase Payments minus withdrawals in the Accumulation Phase.

The bonus amount is subject to vesting. See Important Disclosures for an explanation of the vesting requirements.

Contract Value includes the vested and unvested portion of the bonus amount.

This illustration is based on the selected gross rate of return and calculates the change in Contract Value from the beginning period to the ending period, adjusted for subsequent Purchase Payments and any withdrawals. The hypothetical gross rate of return does not include any expenses and charges. However, all values reflect the contract maintenance charge, and the net rate of return, which takes into consideration the applicable total Separate Account expense (M&E and administrative charges) and average total annual Investment Option operating expenses of .xxxx%.

This illustration is not intended to serve as a projection or prediction of future returns.

AN ILLUSTRATION SHOWING A HYPOTHETICAL 0% GROSS RATE OF RETURN IN THE VARIABLE INVESTMENT OPTIONAL AND A GUARANTEED MINIMUM INTEREST RATE OF 3% IN THE FPAS IS CONTAINED ON THE FOLLOWING PAGE.


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


                                                                            A-17
                         USALLIANZ HIGH FIVE (TM) BONUS

PREPARED FOR:                       CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe
                                    Contract Type: Non-Qualified
                                    Guaranteed Minimum Income Benefit (GMIB):
                                    Traditional Guaranteed Minimum Death Benefit
                                    (Traditional GMDB):
PERIOD BEGINNING:

                 HYPOTHETICAL FIXED RATE OF RETURN ILLUSTRATION
                           GROSS RATE OF RETURN 0.00%

--------------------------------------------------------------------------------------------------------------------------------
 END OF YEAR    AGE    GROSS RATE OF   CREDITED      NET**    BONUS      CONTRACT       CASH        GAV      GMIB       GMDB
                                       RATE FOR
                                         FIXED
                         RETURN OF      PERIOD     PURCHASE                          WITHDRAWAL
                           0.00%       ACCOUNT*    PAYMENTS    AMOUNT      VALUE       VALUE
--------------
 Mm/dd/yyyy      45        Xx.xx%      $x,xxx.00   $x,xxx.00  $x,xxx.00 $x,xxxx.00   $x,xxxx.00  $x,xxx.00 $x,xxx.00 $x,xxx.00
--------------------------------------------------------------------------------------------------------------------------------

*Rate credited on new transfers to the Fixed Period Accounts (FPAs) and all amounts rolled over to a new five-year Account Period at the end of the tenth year and every five years thereafter.

**The Net Purchase Payment column represents Purchase Payments minus withdrawals in the Accumulation Phase.

The bonus amount is subject to vesting. See Important Disclosures for an explanation of the vesting requirements.

Contract Value includes the vested and unvested portion of the bonus amount.

This illustration is based on the selected gross rate of return and calculates the change in Contract Value from the beginning period to the ending period, adjusted for subsequent Purchase Payments and any withdrawals. The hypothetical gross rate of return does not include any expenses and charges. However, all values reflect the contract maintenance charge, and the net rate of return, which takes into consideration the applicable total Separate Account expense (M&E and administrative charges) and average total annual Investment Option operating expenses of .XXXX%.

[THIS PAGE MUST ACCOMPANY ANY FIXED RETURN ILLUSTRATION SHOWING A GROSS RATE OF RETURN IN EXCESS OF 0.00% AND ANY FIXED ACCOUNT ILLUSTRATIONS SHOWING ANY RATE
ABOVE                                                                       3%.]
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


                                                                            A-18
                         USALLIANZ HIGH FIVE (TM) BONUS

PREPARED FOR:                        CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe                             Contract Type: Non-Qualified
                                     Guaranteed Minimum Income Benefit (GMIB):
PERIOD BEGINNING:                    Guaranteed Minimum Death Benefit (GMDB):


                 HYPOTHETICAL FIXED RATE OF RETURN ILLUSTRATION
                     GUARANTEED MINIMUM DEATH BENEFIT REPORT

 ---------------------------------------------------------------------------------------------------------------------
   END OF YEAR    AGE    GROSS RATE OF
                             RETURN
                        ----------------
                         (NOT TO EXCEED     PURCHASE     BONUS        WITHDRAWALS     CONTRACT            GMDB
                              12%)          PAYMENTS     AMOUNT                        VALUE
 ---------------------------------------------------------------------------------------------------------------------
  Mm/dd/yyyy        45        xx.xx%         $xxx.00     $xxx.00       $xxx.00       $x,xxx.00         $x,xxx.00
 ---------------------------------------------------------------------------------------------------------------------

The bonus amount is subject to vesting. See Important Disclosures for an explanation of the vesting requirements.

Contract Value includes the vested and unvested portion of the bonus amount.

This illustration is based on the selected gross rate of return and calculates the change in Contract Value from the beginning period to the ending period, adjusted for subsequent Purchase Payments and any withdrawals. The hypothetical gross rate of return does not include any expenses and charges. However, all values reflect the contract maintenance charge, and the net rate of return, which takes into consideration the applicable total Separate Account expense (M&E and administrative charges) and average total annual Investment Option operating expenses of .xxxx%.

This illustration is not intended to serve as a projection or prediction of future returns.

AN ILLUSTRATION SHOWING A HYPOTHETICAL 0% GROSS RATE OF RETURN IS CONTAINED ON THE FOLLOWING PAGE.

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


                                                                            A-19
                         USALLIANZ HIGH FIVE (TM) BONUS

PREPARED FOR:                        CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe                             Contract Type: Non-Qualified
                                     Guaranteed Minimum Income Benefit (GMIB):
PERIOD BEGINNING:                    Guaranteed Minimum Death Benefit (GMDB):


                 HYPOTHETICAL FIXED RATE OF RETURN ILLUSTRATION
                     GUARANTEED MINIMUM DEATH BENEFIT REPORT


 ---------------------------------------------------------------------------------------------------------------------
   END OF YEAR     AGE    GROSS RATE OF
                            RETURN OF       PURCHASE     BONUS       WITHDRAWALS     CONTRACT            GMDB
                              0.00%         PAYMENTS     AMOUNT                       VALUE
 ---------------------------------------------------------------------------------------------------------------------
 Mm/dd/yyyy        45        xx.xx%         $xxx.00     $xxx.00       $xxx.00       $x,xxx.00         $x,xxx.00
 ---------------------------------------------------------------------------------------------------------------------

The bonus amount is subject to vesting. See Important Disclosures for an explanation of the vesting requirements.

Contract Value includes the vested and unvested portion of the bonus amount.

This illustration is based on the selected gross rate of return and calculates the change in Contract Value from the beginning period to the ending period, adjusted for subsequent Purchase Payments and any withdrawals. The hypothetical gross rate of return does not include any expenses and charges. However, all values reflect the contract maintenance charge, and the net rate of return, which takes into consideration the applicable total Separate Account expense (M&E and administrative charges) and average total annual Investment Option operating expenses of .xxxx%.

This illustration is not intended to serve as a projection or prediction of future returns.

THIS PAGE MUST ACCOMPANY ANY FIXED RETURN ILLUSTRATION SHOWING A GROSS RATE OF RETURN IN EXCESS OF 0.00%.

--------------------------------------------------------------------------------
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


                                                                            A-20
                         USALLIANZ HIGH FIVE (TM) BONUS

PREPARED FOR:                       CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe                            Contract Type: Non-Qualified
                                    Guaranteed Minimum Income Benefit (GMIB):
PERIOD BEGINNING:                   Guaranteed Minimum Death Benefit (GMDB):
                                    ANNUITY OPTION:
                                    PERIOD CERTAIN:


                 HYPOTHETICAL FIXED RATE OF RETURN ILLUSTRATION
                    GUARANTEED MINIMUM INCOME BENEFIT REPORT

---------------------------------------------------------------------------------------------------------------------------------
                                                      ACCUMULATION PHASE                                      PAYOUT PHASE
                      -----------------------------------------------------------------------------------------------------------
END OF YEAR      AGE   GROSS RATE OF
                           RETURN
                      ----------------                                            MAXIMUM       GMIB      MONTHLY      ANNUAL
                       (NOT TO EXCEED   NET PURCHASE  BONUS AMOUNT   CONTRACT   ANNIVERSARY
                            12%)         PAYMENTS*                    VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------------
Mm/dd/yyyy       45        xx.xx%         $xxx.00      $x,xxx.00    $x,xxx.00     $x,xxx.00   $x,xxx.00   $x,xxx.00   $x,xxx.00
---------------------------------------------------------------------------------------------------------------------------------

*The Net Purchase Payment column represents Purchase Payments minus withdrawals in the Accumulation Phase.

The bonus amount is subject to vesting. See Important Disclosures for an explanation of the vesting requirements.

Contract Value includes the vested and unvested portion of the bonus amount.

This illustration is based on the selected gross rate of return and calculates the change in Contract Value from the beginning period to the ending period, adjusted for subsequent Purchase Payments and any withdrawals. The hypothetical gross rate of return does not include any expenses and charges. However, all values reflect the contract maintenance charge, and the net rate of return, which takes into consideration the applicable total Separate Account expense (M&E and administrative charges) and average total annual Investment Option operating expenses of .xxxx%.

This illustration is not intended to serve as a projection or prediction of future returns.

AN ILLUSTRATION SHOWING A HYPOTHETICAL 0% GROSS RATE OF RETURN IS CONTAINED ON THE FOLLOWING PAGE.

--------------------------------------------------------------------------------
Please see important disclosures on accompanying pages. This illustration is not valid without all pages.
xx/xx/2003                        Page x of y

                                                                            A-21
                         USALLIANZ HIGH FIVE (TM) BONUS

PREPARED FOR:                       CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe                            Contract Type: Non-Qualified
                                    Guaranteed Minimum Income Benefit (GMIB):
PERIOD BEGINNING:                   Guaranteed Minimum Death Benefit (GMDB):
                                    ANNUITY OPTION:
                                    PERIOD CERTAIN:

                 HYPOTHETICAL FIXED RATE OF RETURN ILLUSTRATION
                    GUARANTEED MINIMUM INCOME BENEFIT REPORT

---------------------------------------------------------------------------------------------------------------------------------
                                                      ACCUMULATION PHASE                                      PAYOUT PHASE
                       ----------------------------------------------------------------------------------------------------------
END OF YEAR      AGE    GROSS RATE OF   NET PURCHASE  BONUS AMOUNT   CONTRACT      MAXIMUM       GMIB      MONTHLY      ANNUAL
                          RETURN OF
                       ---------------                                           ANNIVERSARY
                            0.00%        PAYMENTS*                    VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------------
Mm/dd/yyyy        45       xx.xx%         $xxx.00      $x,xxx.00    $x,xxx.00     $x,xxx.00   $x,xxx.00   $x,xxx.00   $x,xxx.00
---------------------------------------------------------------------------------------------------------------------------------

*The Net Purchase Payment column represents Purchase Payments minus withdrawals in the Accumulation Phase.

The bonus amount is subject to vesting. See Important Disclosures for an explanation of the vesting requirements.

Contract Value includes the vested and unvested portion of the bonus amount.

This illustration is based on the selected gross rate of return and calculates the change in Contract Value from the beginning period to the ending period, adjusted for subsequent Purchase Payments and any withdrawals. The hypothetical gross rate of return does not include any expenses and charges. However, all values reflect the contract maintenance charge, and the net rate of return, which takes into consideration the applicable total Separate Account expense (M&E and administrative charges) and average total annual Investment Option operating expenses of .xxxx%.

This illustration is not intended to serve as a projection or prediction of future returns.

THIS PAGE MUST ACCOMPANY ANY FIXED RETURN ILLUSTRATION SHOWING A GROSS RATE OF RETURN IN EXCESS OF 0.00%.

--------------------------------------------------------------------------------
Please see important disclosures on accompanying pages. This illustration is not valid without all pages.
xx/xx/2003                        Page x of y

                                                                            A-22
                              IMPORTANT DISCLOSURES
             HYPOTHETICAL VARIABLE AND/OR FIXED PAYOUT ILLUSTRATION

This Contract  includes Living  Guarantees - the Guaranteed  Account Value (GAV)
Benefit, the Guaranteed Minimum Income Benefit (GMIB) and the Guaranteed Withdrawal Benefit (GWB). There are no additional fees for the Living Guarantees. However, we monitor the value of your Contract daily and systematically transfer amounts between the Fixed Period Accounts (FPAs) and your selected Investment Options to support the Living Guarantees. This means that you may not always be able to fully participate in any upside potential returns available from the Investment Options. Additionally, transfers and withdrawals out of the FPAs may be subject to a Market Value Adjustment, which may increase or decrease the value of your Contract and/or the amount of the withdrawal or transfer.

This illustration depicts how a payment option may work when you annuitize your Contract. THIS ILLUSTRATION IS NOT A CONTRACT, AND IT IS NOT A REPRESENTATION OR GUARANTEE OF FUTURE RETURNS OR OF ANY SPECIFIC PAYOUT AMOUNT.

If you want to receive regular income from your Contract, you can choose an Annuity Option at any time after the second Contract Anniversary. You may elect to receive your Annuity Payments as a variable payout, a fixed payout, or a combination of both. If you choose to have any part of your Annuity Payments come from the Investment Options, the dollar amount of your Annuity Payments may go up or down based on the performance of the Investment Options.

The Contract cannot be annuitized prior to the second Contract Anniversary. For this reason, illustrations that you receive will be based upon an Income Date that is at least 24 months after the Issue Date.

You can elect to have illustrated either a "variable" payout option or a "fixed" payout option, or, you may elect to receive both a variable payout illustration and a fixed payout illustration.

We base the "VARIABLE" PAYOUT OPTION ILLUSTRATION upon actual historical performance of one or more Investment Options over the annuity payout period, as adjusted for all applicable Investment Option operating expenses and applicable Contract expenses. The principal purpose of the variable payout illustration is to demonstrate how the performance of the underlying Investment Options could affect Contract Values and Annuity Payments when you annuitize the Contract. Of course, past performance of any Investment Option is not necessarily indicative of future results, and no representation is made as to the future performance of any Investment Option.

The illustration has not been adjusted for state or federal income tax liability, 10% federal penalty tax for withdrawals prior to age 59 1/2, or any applicable state premium taxes; values would be lower if such adjustments had been made.

This illustration may illustrate adjusted historical performance for one or more Investment Options. If more than one Investment Option is illustrated, performance may be shown as aggregate performance for all Investment Options selected. In addition, if you elect to illustrate more than one Investment Option and to hypothetically allocate more money to one Investment Option than to other Investment Options (for example, 50% to one Investment Option, 30% to a second Investment Option, and 20% to a third Investment Option), performance may be shown as weighted aggregate performance.

We do not base the "FIXED" PAYOUT OPTION ILLUSTRATION upon any sort of historical performance, but rather we base it upon fixed payout factors that are in effect on the date of the illustration. These factors can change up until the Income Date.

VARIABLE PAYOUT ANNUITY- Variable annuity payouts depend on a variety of factors, including the amount annuitized, annuity payout option selected and the assumed investment return (AIR). Variable Annuity Payments will vary with the investment performance of the Investment Option(s) selected. The variable income can increase or decrease from the initial monthly Annuity Payment and no minimum dollar amount of variable income is guaranteed. Actual investment results may be more or less than those reflected in the hypothetical rates of return and will depend on a number of factors, including the choice and investment experience of the eligible variable Investment Options.

--------------------------------------------------------------------------------
Please see important disclosures on accompanying pages. This illustration is not valid without all pages.
xx/xx/2003                        Page x of y

The AIR in the illustration was selected by your registered representative. The 3% AIR Payments start at a lower level than the Annuity Payments with a 5% AIR, while the potential for more rapid increase in Annuity Payment amounts during later years. Conversely if a 5% AIR is chosen there is a potential for a more rapid decrease in Annuity Payments during the later years. The 7% AIR is not available in the states of Oregon, Texas and New Jersey.

The value of a variable annuity will fluctuate up and down, based on the performance of the underlying Investment Options, and the Contract Owner may experience a gain or loss. Actual investment results may be more or less than those shown on this illustration and will depend on a number of factors, including the choice and investment experience of the Investment Options.

STANDARDIZED AVERAGE ANNUAL RETURN: Any adjusted historical performance illustration is accompanied by Standardized Average Annual Return for each Investment Option depicted in the illustration. Standardized return is calculated using uniform guidelines as mandated by the Securities and Exchange Commission. Standardized return figures assume a one-time, lump-sum Purchase Payment, and do not reflect the effect of taxation. Standardized return is shown for the most recent 1, 5, and 10 year periods, or from the inception date of the subaccount, if later. In contrast, illustration materials may depict returns from the inception date of the applicable Investment Option, if earlier than the inception date of the subaccount. Standardized return includes the effect of all Investment Option expenses and all Contract expenses. If Contract expenses vary depending upon which features are selected, standardized return will reflect the highest potential expenses. In contrast, an illustration may reflect only certain expenses. Standardized return also assumes the assessment of a withdrawal charge at the end of each applicable period. Standardized return is computed as of the most recent calendar quarter end.

The ADJUSTED HISTORICAL AVERAGE ANNUAL RETURN is based upon the weighted aggregate historical rate of return on the Investment Options selected, commencing on the hypothetical Issue Date, and calculates the change in Contract Value from the beginning of the hypothetical period to the end of the period, adjusted for additional Purchase Payments and any withdrawals. The adjusted historical average annual return commences on the inception date of the Investment Option and includes total Separate Account expense (mortality and expense risk charge and administrative charge), Investment Option expenses, but does not include the withdrawal charge.

Weighted aggregate return for the Investment Options selected for the total period shown is: xx.xx%. Average annual returns for each of the Investment Options selected for the most recent 1, 5, and 10 year periods (computed as of the most recent calendar quarter end) are shown on another page of this illustration.

FIXED PAYOUT ANNUITY- Fixed payments will depend on a variety of factors, including the amount annuitized, payout factor rates when the Contract is annuitized, date of birth, and annuity payout option selected. Fixed Annuity payouts, once commenced, will not vary (except as indicated by the Annuity Option on the death of one of the joint Annuitants).

ANNUITY VALUE: We base Annuity Payments on the Annuity Value shown in the illustration. If you select the Living Guarantees and they include the GMIB, your Annuity Value is described below. If you do not select the Living Guarantees, your Annuity Value is the Contract Value adjusted for any applicable Market Value Adjustment and less any premium taxes.

Any death benefits paid under the Contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump-sum or as Annuity Payments. Estate taxes may also apply. For complete details, please consult with your tax advisor or attorney.

BONUS: The Contract provides a bonus prior to age 81 during the Accumulation Phase based on total net Purchase Payments (Purchase Payments less withdrawals, prior to any Market Value Adjustment, but including any withdrawal charges) at the time of contribution based on the following schedule:
                  NET
                  PURCHASE
                  PAYMENT                             BONUS
                  $0 - $99,999                           4%
                  $100,000 - $999,999                    5%
                  $1,000,000 - $4,999,999                6%
                  $5,000,000 +                           7%
--------------------------------------------------------------------------------
Please see important disclosures on accompanying pages. This illustration is not valid without all pages.
xx/xx/2003                        Page x of y

                                                                            A-24
Bonus amounts are available for withdrawal, Annuity Payments or payment of the death benefit only when such amounts become vested. In addition, the bonus only becomes part of any guaranteed benefits as it becomes vested. The vesting schedule is as follows:

         NUMBER OF COMPLETE
             YEARS SINCE
          PURCHASE PAYMENT            VESTING
               RECEIPT              PERCENTAGE
                  0                     0%
                  1                     35%
                  2                     70%
                 3+                    100%

As with all bonus variable annuities, please understand that they may carry higher fees and charges than variable annuities without the bonus feature.

Allianz Life deducts a higher mortality and expense risk charge and assesses a withdrawal charge based on a longer and higher schedule of charges to cover the cost of providing the bonus. If you withdraw a portion of your Contract while the withdrawal charge still applies, your net proceeds may be lower than if you had purchased an annuity without a bonus. Likewise, over time, the amount of the bonus may be offset by the higher mortality and expense risk charges.

DESCRIPTION OF THE LIVING GUARANTEES. The Living Guarantees are a package of benefits that include the Guaranteed Account Value Benefit, the Guaranteed Minimum Income Benefit and the Guaranteed Withdrawal Benefit. These benefits are not available individually and there are no additional fees or charges associated with these benefits. Some of these benefits may not be available in all states.

1) THE GUARANTEED ACCOUNT VALUE (GAV) BENEFIT. We guarantee that beginning on your fifth Contract Anniversary and each successive anniversary until the Contract terminates or you start receiving Annuity Payments, your Contract Value will at least be equal to the GAV from five years ago less any adjusted partial withdrawals you made in the last five years. At Contract issue we set the GAV equal to your initial Purchase Payment (not including any bonus). Then on each Contract Anniversary we reset the GAV to be equal to the greater of: a) the prior GAV adjusted for additional Purchase Payments (not including any bonus) and partial withdrawals, or b) the highest Contract Value on the Contract Anniversary. The illustration shows how the GAV Benefit is affected by changing rates of return of the Investment Options. The illustration also reflects the systematic transfers to the Fixed Period Accounts (FPAs) that are necessary to support the guarantee during a market downturn as well as transfers out of the FPAs when such allocation is no longer necessary. Transfers out of the FPAs are subject to a Market Value Adjustment (MVA) which may increase or decrease the value of your Contract and/or the value of the transfer. The illustration reflects interest rates for the FPAs for the different Account Period lengths that remain fixed at the rates in effect at the time of the illustration. These rates are not guaranteed. The rates we actually credit to the FPAs will depend on the effective rates on the date of the transfer and the subsequent rates declared effective for such money. Because the illustration does not reflect changes in interest rates, no MVA has been made to the illustration. If the transfers were subject to an MVA, the projected values shown in the illustration may be higher or lower than shown.

2) THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). The GMIB is only beneficial if you annuitize the Contract. The GMIB is available after a five-year waiting period and the Contract must be annuitized within 30 days of a Contract Anniversary under a fixed annuity option. You may receive no explicit benefit from the GMIBs depending on your Contract Value at the time of annuitization.

The GMIB guarantees that your Annuity Payments will be equal to the greater of:

|X| Current fixed payout rates applied to the current Contract Value adjusted for any applicable Market Value Adjustment (less any applicable premium tax and withdrawal charges); or
|X|  Guaranteed fixed payout rates applied to the GMIB value.

If any owner is age 80 on the Issue Date, the GMIB value is equal to total Purchase Payments (not including any bonus) adjusted for partial withdrawals.

If all owners are 79 or younger on the Issue Date, the GMIB value is equal to the greater of:

|X| total Purchase Payments (not including any bonus) adjusted for partial withdrawals, or
|X| the Maximum Anniversary Value (MAV) prior to any owner's 81st birthday adjusted for subsequent partial withdrawals and subsequent Purchase Payments (not including any bonus).

--------------------------------------------------------------------------------
Please see important disclosures on accompanying pages. This illustration is not valid without all pages.
xx/xx/2003                        Page x of y

3) THE GUARANTEED WITHDRAWAL BENEFIT. This provides a guaranteed income through partial withdrawals each Contract Year of up to 10% of your total Purchase Payments (not including any bonus), regardless of your Contract Value. You can continue to make these guaranteed withdrawals until the sum of the amounts withdrawn (prior to any MVA) in all Contract Years reaches 100% of your total Purchase Payments (not including any bonus) adjusted for any excess partial withdrawals. The GWB is non-cumulative, which means that if you do not use the 10% in any Contract Year, it will not carry over to the next year. Amounts you receive under the GWB are taxed as withdrawals and are subject to the partial withdrawal privilege, which generally means they are not subject to a withdrawal charge. Withdrawals that you make in excess of the GWB amount in a Contract Year may be subject to a withdrawal charge and they will reduce the remaining amount available for guaranteed withdrawals in subsequent years.

COSTS AND EXPENSES: The Contract has insurance features and investment features, and there are costs related to each.

CONTRACT MAINTENANCE CHARGE: Each year, Allianz Life Insurance Company of North America (Allianz Life, we, us, our) deducts a $50 contract maintenance charge from your Contract. We currently waive this charge if the value of your Contract is at least $75,000 at the time we are to deduct the charge.

TOTAL SEPARATE ACCOUNT EXPENSE: We deduct a mortality and expense risk (M&E) charge that varies depending upon the death benefit that applies. We also deduct an administrative charge. This charge, together with the contract maintenance charge, is for expenses associated with the administration of the Contract. The table below shows the death benefits and their total Separate Account expense (M&E and administrative charges) during the Accumulation Phase. The M&E and administrative charges are calculated as a percentage of the average daily assets invested in a subaccount on an annual basis. This illustration reflects the total Separate Account expense associated with the death benefit that applies to your Contract.

                                                      Total Separate
                       M&E         Administrative       Account
                      CHARGE          Charge            Expense
  Traditional GMDB    1.55%           0.15%              1.70%
  Enhanced GMDB       1.75%           0.15%              1.90%

During the Payout Phase, the total Separate Account expense is 1.70% regardless of the death benefit.

GUARANTEED MINIMUM DEATH BENEFITS (GMDBS): The selection of a GMDB must be made at the time of initial Purchase Payment. You may only select one GMDB, and once you select a GMDB it cannot be changed or cancelled. There are additional charges associated with the Enhanced GMDB. The death benefit will only be paid if the owner dies during the Accumulation Phase.

The Traditional GMDB guarantees the greater of the following, less any applicable premium tax:

|X|  Contract Value, or
|X| Total Purchase Payments (not including any bonus) adjusted for partial withdrawals.

The Enhanced GMDB guarantees the greater of the following, less any applicable premium tax:

|X|  Contract Value;
|X| Total Purchase Payments (not including any bonus) adjusted for partial withdrawals.
|X| The Maximum Anniversary Value on any Contract Anniversary prior to age 81 plus subsequent additional Purchase Payments (not including any bonus) and minus subsequent adjusted partial withdrawals.

If you take money out of the Contract, we may assess a withdrawal charge. The withdrawal charge starts at 8.5% in the first Contract year and declines to 0% after we have had your Purchase Payment for ten full years. If you take money out of the Contract during the Payout Phase we may assess a commutation fee. The commutation fee starts at 7% and it declines to 1% six complete years after your Income Date.

There are also daily Investment Option expenses which currently range, on an annual basis, from xx.xx% to xx.xx% of the average daily value of the Investment Option before contractual expense reimbursement or fee waivers, depending upon the Investment Option.

This illustration reflects the costs of all optional features you have selected. It does not reflect costs associated with features you have not selected. If you choose to add optional features, it will increase costs and reduce returns. Some optional features must be selected at the Issue Date and cannot be added once the Contract is issued.
--------------------------------------------------------------------------------
Please see important disclosures on accompanying pages. This illustration is not valid without all pages.
xx/xx/2003                        Page x of y

                                                                            A-26
IMPORTANT CONSIDERATIONS: Past performance is not a guarantee of future results. No representation is made as to future performance. The value of an annuity contract will fluctuate, so that it may be worth more or less than amounts paid in. Investment returns and principal value will fluctuate with market conditions so that units, when redeemed, may be worth more or less than the original cost.

Product and features may not be available in all states. All product guarantees are assessed on the claims paying ability of Allianz Life Insurance Company of North America.

High yield securities inherently have a high degree of market risk in addition to credit risk and potential illiquidity.

Index Investment Options seek to match the performance of specified market indexes. Investors cannot invest directly into indexes.

Money invested in a specific sector or industry is subject to a higher degree of risk than money that is diversified.

Small cap stocks may be more volatile than large cap or more established companies' securities.

International investing involves some risks not presented with U.S. investments, such as currency fluctuation and political volatility.

An investment in the Money Market fund is neither insured nor guaranteed by the FDIC or any other governmental agency. Although the fund seeks to preserve your $1.00 per share, it is possible to lose money in the fund.

USAllianz variable products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD. 800-542-5427. www.usallianz.com

--------------------------------------------------------------------------------
Please see important disclosures on accompanying pages. This illustration is not valid without all pages.
xx/xx/2003                        Page x of y

                                                                            A-27
                         USALLIANZ HIGH FIVE (TM) BONUS


PREPARED FOR:                         CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe
                                      Contract Type: Non-Qualified
                                      Guaranteed Minimum Income Benefit (GMIB):
                                      Traditional Guaranteed Minimum Death
                                      Benefit (Traditional GMDB):
PERIOD BEGINNING:

                     STANDARDIZED AVERAGE ANNUAL RETURN AND
                        ADJUSTED INVESTMENT OPTION RETURN

 As of [12/31/____], a one-time investment of $1,000 if withdrawn would have generated the following Standardized Average Annual Return, without regard to taxes:

                                                         INVESTMENT OPTION PERFORMANCE                   SUBACCOUNT PERFORMANCE
                                                                               SINCE        DATE OF       SINCE        DATE OF
INVESTMENT OPTION                         1 YEAR    5 YEARS     10 YEARS     INCEPTION     INCEPTION     INCEPTION     INCEPTION
USAZ Money Market Fund
Davis VA Financial Portfolio
Davis VA Value Portfolio

Standardized average annual return figures are calculated from the inception date of the applicable subaccount. Figures reflect the deduction of all Contract and Investment Option expenses. Where there is a varying expense depending upon the feature selected, the highest potential charge is shown. The effect of the withdrawal charge is reflected at the end of each period shown. Non-standardized performance reflecting Investment Option returns prior to subaccount inception have been adjusted for Contract expenses.



Past performance is not necessarily indicative of future results.


[THIS PAGE MUST ACCOMPANY ANY ACCUMULATION ILLUSTRATION CONTAINING ADJUSTED HISTORICAL PERFORMANCE.]








--------------------------------------------------------------------------------
Please see important disclosures on accompanying pages. This illustration is not valid without all pages.
xx/xx/2003                        Page x of y

                                                                            A-28
                         USALLIANZ HIGH FIVE (TM) BONUS



PREPARED FOR:                         CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe
                                      Contract Type: Non-Qualified
                                      Guaranteed Minimum Income Benefit (GMIB):
                                      Traditional Guaranteed Minimum Death
                                      Benefit (Traditional GMDB):
PERIOD BEGINNING:


                    HYPOTHETICAL VARIABLE PAYOUT ILLUSTRATION
                     BASED UPON ADJUSTED HISTORICAL RETURNS

ANNUITY OPTION:_______
Period Certain:
Annuitization Age:      65, Male                                                            Annuity Value: 520,097.92
Federal Tax Rate:       28%
Assumed Investment Return (AIR):      3.5%
                                                                                            Cost Basis: 500,000.00

  INVESTMENT OPTION                                  ALLOCATION
  USAZ VAN KAMPEN AGGRESSIVE GROWTH FUND                    90%
  USAZ VAN KAMPEN GROWTH FUND                               10%



 -------------------- ----------------------- ---------------------- ---------------------- ----------------------- ----------------
   PERIOD ENDING DATE         PAYOUT AGE           MONTHLY PAYOUT        EXCLUSION AMOUNT         TAXABLE AMOUNT        CUMULATIVE
                                                                                                                          PAYOUT
 -------------------- ----------------------- ---------------------- ---------------------- ----------------------- ----------------

------------------------------------------------------------------------------------------------------------------------------------

This illustration is based upon weighted aggregate historical returns during the period indicated. However, past returns are not indicative of future results. This illustration is not intended to serve as a projection or prediction of future returns.

Average annual total returns for each of the Investment Options selected for the most recent 1, 5, and 10 year periods (computed as of the most recent calendar quarter end) are shown on another page of this illustration.

--------------------------------------------------------------------------------
Please see important disclosures on accompanying pages. This illustration is not valid without all pages.
xx/xx/2003                        Page x of y

                                                                            A-29
                         USALLIANZ HIGH FIVE (TM) BONUS



PREPARED FOR:                         CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe
                                      Contract Type: Non-Qualified
                                      Guaranteed Minimum Income Benefit (GMIB):
                                      Traditional Guaranteed Minimum Death
                                      Benefit (Traditional GMDB):
PERIOD BEGINNING:



                     HYPOTHETICAL FIXED PAYOUT ILLUSTRATION


ANNUITY OPTION:_______
Annuitization Age:      65, Male                                                            Annuity Value: 520,097.92
Federal Tax Rate:       28%
                                                                                            Cost Basis: 500,000.00




                     MONTHLY PAYOUT              EXCLUSION AMOUNT          TAXABLE AMOUNT


This hypothetical illustration is based upon payout factor rates currently in effect. These are subject to change, and may be higher or lower when you annuitize your Contract.

This illustration is not intended to serve as a projection or prediction of future returns.

--------------------------------------------------------------------------------
Please see important disclosures on accompanying pages. This illustration is not valid without all pages.
xx/xx/2003                        Page x of y

                         ALLIANZ LIFE VARIABLE ACCOUNT B

                                       OF

                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA


                              FINANCIAL STATEMENTS


                                DECEMBER 31, 2002

ALLIANZ LIFE VARIABLE ACCOUNT B
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Independent Auditors' Report

The Board of Directors of Allianz Life Insurance Company of North America and Contract Owners of Allianz Life Variable Account B:

We have audited the accompanying statements of assets and liabilities of the sub-accounts of Allianz Life Variable Account B as of December 31, 2002, the related statements of operations for the year then ended, and the statements of changes in net assets, and financial highlights for each of the years in the two-years then ended. These financial statements and financial highlights are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Investment securities held in custody for the benefit of the Variable Account were confirmed to us by the transfer agent of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements, and financial highlights referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Allianz Life Variable Account B at December 31, 2002, the results of their operations, changes in their net assets and financial highlights for each of the periods stated above, in conformity with accounting principles generally accepted in the United States of America.


                                    KPMG LLP

Minneapolis, Minnesota
March 21, 2003

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements


STATEMENTS OF ASSETS AND LIABILITIES
  DECEMBER 31, 2002
  (IN THOUSANDS)

                                                                                                                     Alger
                                                       AIM V.I.                 AIM V.I.    AIM V.I.       Alger     American
                                                        Capital                International Premier     American    Leveraged
                                                      Appreciation  AIM V.I.     Growth      Equity       Growth      AllCap
                                                         Fund     Growth Fund     Fund        Fund      Portfolio    Portfolio
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                        $7,606       11,810       2,789       9,718       11,041       4,744
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                         7,606       11,810       2,789       9,718       11,041       4,744
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges:                                         1            1           1           1            1           1
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         1            1           1           1            1           1
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                           $7,605       11,809       2,788       9,717       11,040       4,743
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity: (note 6)
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                          $7,605       11,809       2,788       9,717       11,040       4,743
                                                      --------------------------------------------------------------------------

          *Investment shares                                  463        1,045         223         599          448         227
           Investments at cost                            $12,076       30,042       3,957      14,596       24,891      11,966

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)


STATEMENTS OF ASSETS AND LIABILITIES  (CONT.)
  DECEMBER 31, 2002
  (IN THOUSANDS)

                                                        ALGER        ALGER
                                                       AMERICAN     AMERICAN     DAVIS VA    DAVIS VA                 DREYFUS
                                                        MIDCAP       SMALL       FINANCIAL     REAL       DAVIS VA    SMALL CAP
                                                        GROWTH    CAPITALIZATION PORTFOLIO    ESTATE       VALUE        STOCK
                                                       PORTFOLIO     PORTFOLIO               PORTFOLIO   PORTFOLIO   INDEX FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                       $12,885          996      19,153       3,872       53,718      15,562
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                        12,885          996      19,153       3,872       53,718      15,562
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges:                                         1            0           1           1            2           1
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         1            0           1           1            2           1
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                          $12,884          996      19,152       3,871       53,716      15,561
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity: (note 6)
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                         $12,884          996      19,152       3,871       53,716      15,561
                                                      --------------------------------------------------------------------------

          *Investment shares                                1,035           82       2,164         369        6,551       1,624
           Investments at cost                            $19,988        1,577      20,805       3,763       58,745      15,963


                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)


STATEMENTS OF ASSETS AND LIABILITIES  (CONT.)
  DECEMBER 31, 2002
  (IN THOUSANDS)

                                                                    FRANKLIN    FRANKLIN    FRANKLIN
                                                                   AGGRESSIVE    GLOBAL    GROWTH AND                FRANKLIN
                                                       DREYFUS       GROWTH    COMMUNICATIONS INCOME      FRANKLIN     INCOME
                                                         STOCK     SECURITIES  SECURITIES  SECURITIES  HIGH INCOME  SECURITIES
                                                      INDEX FUND      FUND        FUND        FUND         FUND        FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                       $45,062        2,801     120,341     445,132      109,634     419,667
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                        45,062        2,801     120,341     445,132      109,634     419,667
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges:                                         1            0           2          30            2          10
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         1            0           2          30            2          10
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                          $45,061        2,801     120,339     445,102      109,632     419,657
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity: (note 6)
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                         $45,061        2,801     120,339     445,102      109,632     419,657
                                                      --------------------------------------------------------------------------

          *Investment shares                                2,008          743      26,509      37,677       19,347      36,573
           Investments at cost                            $46,764        5,919     384,505     588,460      157,161     521,114


                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)


STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
  DECEMBER 31, 2002
  (IN THOUSANDS)

                                                       FRANKLIN                             FRANKLIN
                                                       LARGE CAP                FRANKLIN     RISING
                                                        GROWTH      FRANKLIN      REAL      DIVIDENDS    FRANKLIN    FRANKLIN
                                                      SECURITIES     MONEY       ESTATE    SECURITIES    S&P 500     SMALL CAP
                                                         FUND     MARKET FUND     FUND        FUND      INDEX FUND     FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                      $172,372      102,933     132,594     325,141       24,545     177,852
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                       172,372      102,933     132,594     325,141       24,545     177,852
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges:                                        26            3           4           4            1          13
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                        26            3           4           4            1          13
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                         $172,346      102,930     132,590     325,137       24,544     177,839
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity: (note 6)
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                        $172,346      102,930     132,590     325,137       24,544     177,839
                                                      --------------------------------------------------------------------------

          *Investment shares                               15,543      102,933       7,361      24,005        3,816      13,924
           Investments at cost                           $241,940      102,933     129,979     326,658       34,529     235,814


                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
  DECEMBER 31, 2002
  (IN THOUSANDS)

                                                       FRANKLIN                                                      J.P.
                                                       SMALL CAP    FRANKLIN    FRANKLIN    FRANKLIN                  MORGAN
                                                         VALUE     TECHNOLOGY     U.S.        ZERO       FRANKLIN   INTERNATIONAL
                                                      SECURITIES   SECURITIES  GOVERNMENT    COUPON    ZERO COUPON  OPPORTUNITIES
                                                         FUND         FUND        FUND      FUND 2005   FUND 2010    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                       $47,047        1,712     450,497      65,028       63,363         507
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                        47,047        1,712     450,497      65,028       63,363         507
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges:                                         3            0           4           2            2           0
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         3            0           4           2            2           0
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                          $47,044        1,712     450,493      65,026       63,361         507
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity: (note 6)
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                         $47,044        1,712     450,493      65,026       63,361         507
                                                      --------------------------------------------------------------------------

          *Investment shares                                4,869          571      33,169       3,958        3,815          70
           Investments at cost                            $49,155        4,818     433,449      61,788       60,661         751


                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
  DECEMBER 31, 2002
  (IN THOUSANDS)

                                                         J.P.
                                                        MORGAN
                                                         U.S.                   MUTUAL      MUTUAL     OPPENHEIMER  OPPENHEIMER
                                                      DISCIPLINED   JENNISON    DISCOVERY    SHARES       GLOBAL       HIGH
                                                        EQUITY    20/20 FOCUS  SECURITIES  SECURITIES   SECURITIES    INCOME
                                                       PORTFOLIO   PORTFOLIO      FUND        FUND       FUND/VA      FUND/VA
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                          $986        5,268     151,780     317,127       50,333      13,820
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                           986        5,268     151,780     317,127       50,333      13,820
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges:                                         0            1          35          58            2           2
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         0            1          35          58            2           2
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                             $986        5,267     151,745     317,069       50,331      13,818
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity: (note 6)
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                            $986        5,267     151,745     317,069       50,331      13,818
                                                      --------------------------------------------------------------------------

          *Investment shares                                  100          640      13,751      26,256        2,844       1,840
           Investments at cost                             $1,407        5,569     165,359     322,915       56,873      14,125

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
  DECEMBER 31, 2002
  (IN THOUSANDS)

                                                      OPPENHEIMER
                                                         MAIN
                                                        STREET                  PIMCO VIT   PIMCO VIT    SELIGMAN    SELIGMAN
                                                       GROWTH &     PIMCO VIT  STOCKSPLUS     TOTAL       GLOBAL     SMALL-CAP
                                                        INCOME     HIGH YIELD  GROWTH AND    RETURN     TECHNOLOGY     VALUE
                                                        FUND/VA    PORTFOLIO     INCOME     PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                       $49,540       33,370      14,358     189,764        4,140      58,195
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                        49,540       33,370      14,358     189,764        4,140      58,195
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges:                                         2          188           1         620            1           2
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         2          188           1         620            1           2
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                          $49,538       33,182      14,357     189,144        4,139      58,193
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity: (note 6)
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                         $49,538       33,182      14,357     189,144        4,139      58,193
                                                      --------------------------------------------------------------------------

          *Investment shares                                3,234        4,654       1,980      18,550          467       5,354
           Investments at cost                            $56,033       33,630      16,173     187,215        7,941      63,984

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
  DECEMBER 31, 2002
  (IN THOUSANDS)

                                                                  SP STRATEGIC              TEMPLETON                TEMPLETON
                                                     SP JENNISON    PARTNERS    TEMPLETON  DEVELOPING    TEMPLETON    GLOBAL
                                                      INTERNATIONAL  FOCUSED       ASSET      MARKETS     FOREIGN      INCOME
                                                        GROWTH       GROWTH     STRATEGY   SECURITIES   SECURITIES  SECURITIES
                                                       PORTFOLIO   PORTFOLIO      FUND        FUND         FUND        FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                        $3,376        6,408      19,102      62,512      253,312      39,458
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                         3,376        6,408      19,102      62,512      253,312      39,458
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges:                                         1            1           1           9           14           0
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         1            1           1           9           14           0
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                           $3,375        6,407      19,101      62,503      253,298      39,458
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity: (note 6)
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                          $3,375        6,407      19,101      62,503      253,298      39,458
                                                      --------------------------------------------------------------------------

          *Investment shares                                  806        1,284       1,309      13,284       26,656       2,887
           Investments at cost                             $3,689        7,155      25,499      69,918      366,463      35,697


                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
  DECEMBER 31, 2002
  (IN THOUSANDS)

                                                                                                              USAZ
                                                                                            USAZ AIM                 ALLIANCE
                                                       TEMPLETON                              DENT                    CAPITAL
                                                        GROWTH     USAZ AIM     USAZ AIM  DEMOGRAPHIC  USAZ AIM     GROWTH AND
                                                      SECURITIES  BASIC VALUE   BLUE CHIP    TRENDS    INTERNATIONAL  INCOME
                                                         FUND         FUND        FUND        FUND     EQUITY FUND     FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                      $294,510       21,036      11,761       4,618        8,154      15,792
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                       294,510       21,036      11,761       4,618        8,154      15,792
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges:                                        38            1           0           1            1           1
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                        38            1           0           1            1           1
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                         $294,472       21,035      11,761       4,617        8,153      15,791
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity: (note 6)
                                                      --------------------------------------------------------------------------
    TotalContract Owners' Equity                         $294,472       21,035      11,761       4,617        8,153      15,791
                                                      --------------------------------------------------------------------------

          *Investment shares                               33,999        2,757       1,454         606          999       2,009
           Investments at cost                           $412,719       22,135      12,401       4,894        8,512      17,552

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
  DECEMBER 31, 2002
  (IN THOUSANDS)

                                                        USAZ
                                                       ALLIANCE       USAZ                  USAZ
                                                        CAPITAL     ALLIANCE      USAZ     OPPENHEIMER                 USAZ
                                                       LARGE CAP    CAPITAL       MONEY     EMERGING    USAZ PIMCO     PIMCO
                                                        GROWTH     TECHNOLOGY    MARKET      GROWTH     GROWTH AND  RENAISSANCE
                                                         FUND         FUND        FUND        FUND     INCOME FUND     FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                       $19,092        8,596     191,942       7,809        8,486      77,898
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                        19,092        8,596     191,942       7,809        8,486      77,898
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges:                                         1            1          77           1            1           2
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         1            1          77           1            1           2
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                          $19,091        8,595     191,865       7,808        8,485      77,896
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity: (note 6)
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                         $19,091        8,595     191,865       7,808        8,485      77,896
                                                      --------------------------------------------------------------------------

          *Investment shares                                2,615        1,356     191,942         965        1,044       9,465
           Investments at cost                            $21,430        9,687     191,942       7,673        9,495      85,787

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
  DECEMBER 31, 2002
  (IN THOUSANDS)

                                                                       USAZ     USAZ VAN                              USAZ VAN
                                                                   TEMPLETON     KAMPEN     USAZ VAN     USAZ VAN     KAMPEN
                                                         USAZ      DEVELOPED   AGGRESSIVE    KAMPEN       KAMPEN    GROWTH AND
                                                         PIMCO      MARKETS      GROWTH     COMSTOCK     EMERGING     INCOME
                                                      VALUE FUND      FUND        FUND        FUND     GROWTH FUND     FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                       $23,235        2,028      12,172      73,197       36,137      47,872
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                        23,235        2,028      12,172      73,197       36,137      47,872
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges:                                         2            1           1           2            2           2
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         2            1           1           2            2           2
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                          $23,233        2,027      12,171      73,195       36,135      47,870
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity: (note 6)
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                         $23,233        2,027      12,171      73,195       36,135      47,870
                                                      --------------------------------------------------------------------------

          *Investment shares                                2,851          232       2,221       9,838        5,791       5,831
           Investments at cost                            $26,295        2,120      14,305      81,955       42,145      52,342

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
  DECEMBER 31, 2002
  (IN THOUSANDS)

                                                                                               VAN
                                                       USAZ VAN    VAN KAMPEN     VAN      KAMPEN LIT
                                                        KAMPEN      EMERGING   KAMPEN LIT  GROWTH AND
                                                        GROWTH       GROWTH    ENTERPRISE    INCOME      TOTAL ALL
                                                         FUND      PORTFOLIO    PORTFOLIO   PORTFOLIO     FUNDS
                                                      --------------------------------------------------------------

 Assets:
    Investments at net asset value*                       $19,100        8,333         309       1,488    5,026,536
                                                      --------------------------------------------------------------
                                                      --------------------------------------------------------------
       Total Assets                                        19,100        8,333         309       1,488    5,026,536
                                                      --------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges:                                         2            1           0           0        1,195
                                                      --------------------------------------------------------------
                                                      --------------------------------------------------------------
      Total Liabilities                                         2            1           0           0        1,195
                                                      --------------------------------------------------------------
                                                      --------------------------------------------------------------
      Net Assets                                          $19,098        8,332         309       1,488    5,025,341
                                                      --------------------------------------------------------------

 Contract Owners' Equity: (note 6)
                                                      --------------------------------------------------------------
    Total Contract Owners' Equity                         $19,098        8,332         309       1,488    5,025,341
                                                      --------------------------------------------------------------

          *Investment shares                                2,624          437          30         110      756,793
           Investments at cost                            $21,717       12,022         605       1,815    6,103,791

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 2002
 (IN THOUSANDS)

                                                                                                                      ALGER
                                                       AIM V.I.                 AIM V.I.    AIM V.I.       ALGER     AMERICAN
                                                        CAPITAL                INTERNATIONAL PREMIER     AMERICAN    LEVERAGED
                                                      APPRECIATION  AIM V.I.     GROWTH      EQUITY       GROWTH      ALLCAP
                                                         FUND     GROWTH FUND     FUND        FUND      PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                        $0            0          18          39            7           1
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                              172          261          67         218          260         118
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                (172)        (261)        (49)       (179)        (253)       (117)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
funds                                                           0            0           0           0            0           0
    Realized gains (losses) on sales of investments,
net                                                       (1,766)      (8,404)        (57)     (1,613)      (6,192)     (4,368)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                 (1,766)      (8,404)        (57)     (1,613)      (6,192)     (4,368)
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                       (1,200)        1,539       (140)     (3,478)        (953)       1,039
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                               (2,966)      (6,865)       (197)     (5,091)      (7,145)     (3,329)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from              $(3,138)      (7,126)       (246)     (5,270)      (7,398)     (3,446)
operations
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONT.)
 FOR THE YEAR ENDED DECEMBER 31, 2002
 (IN THOUSANDS)

                                                        ALGER       ALGER
                                                       AMERICAN     AMERICAN    AZOA VIP    AZOA VIP     AZOA VIP
                                                        MIDCAP       SMALL     DIVERSIFIED    FIXED       GLOBAL      AZOA VIP
                                                        GROWTH    CAPITALIZATION  ASSETS      INCOME    OPPORTUNITIES  GROWTH
                                                       PORTFOLIO    PORTFOLIO      FUND        FUND         FUND        FUND
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                        $0            0         173         445            1          16
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                              278           23          87         134            9          46
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                (278)         (23)          86         311          (8)        (30)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
funds                                                           0            0           0         797            0           0
    Realized gains (losses) on sales of investments,
net                                                       (1,688)        (145)       (541)       (838)        (165)     (1,262)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                 (1,688)        (145)       (541)        (41)        (165)     (1,262)
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                       (4,274)        (273)         141         160           38         264
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                               (5,962)        (418)       (400)         119        (127)       (998)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from              $(6,240)        (441)       (314)         430        (135)     (1,028)
operations
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONT.)
 FOR THE YEAR ENDED DECEMBER 31, 2002
 (IN THOUSANDS)

                                                                                                                     FRANKLIN
                                                                                            DREYFUS                 AGGRESSIVE
                                                       DAVIS VA     DAVIS VA    DAVIS VA    SMALL CAP     DREYFUS     GROWTH
                                                       FINANCIAL  REAL ESTATE     VALUE       STOCK    STOCK INDEX  SECURITIES
                                                       PORTFOLIO   PORTFOLIO    PORTFOLIO  INDEX FUND      FUND        FUND
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                       $49          183         418          22          243           0
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                              209           73         530          68          208          62
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                (160)          110       (112)        (46)           35        (62)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
funds                                                           0            0           0           0            0           0
    Realized gains (losses) on sales of investments,
net                                                         (340)           35       (408)        (73)        (427)     (1,199)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                   (340)           35       (408)        (73)        (427)     (1,199)
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                       (1,556)           34     (4,801)       (401)      (1,702)       (788)
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                               (1,896)           69     (5,209)       (474)      (2,129)     (1,987)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from              $(2,056)          179     (5,321)       (520)      (2,094)     (2,049)
operations
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONT.)
 FOR THE YEAR ENDED DECEMBER 31, 2002
 (IN THOUSANDS)

                                                       FRANKLIN     FRANKLIN    FRANKLIN                             FRANKLIN
                                                        GLOBAL       GLOBAL    GROWTH AND   FRANKLIN     FRANKLIN    LARGE CAP
                                                     COMMUNICATIONS HEALTH CARE  INCOME      HIGH        INCOME      GROWTH
                                                      SECURITIES    SECURITIES  SECURITIES   INCOME     SECURITIES   SECURITIES
                                                         FUND           FUND        FUND       FUND        FUND        FUND
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                    $1,515            0      16,192      18,285       43,630       1,744
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                            2,235          101       7,479       1,685        6,375       3,074
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                (720)        (101)       8,713      16,600       37,255     (1,330)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
funds                                                           0            0      32,205           0        9,135           0
    Realized gains (losses) on sales of investments,
net                                                      (90,367)      (2,885)    (22,813)    (27,643)     (21,168)    (20,851)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                (90,367)      (2,885)       9,392    (27,643)     (12,033)    (20,851)
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                        14,297          276   (115,836)     (2,640)     (33,844)    (39,062)
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                              (76,070)      (2,609)   (106,444)    (30,283)     (45,877)    (59,913)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from             $(76,790)      (2,710)    (97,731)    (13,683)      (8,622)    (61,243)
operations
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONT.)
 FOR THE YEAR ENDED DECEMBER 31, 2002
 (IN THOUSANDS)

                                                                    FRANKLIN                FRANKLIN
                                                       FRANKLIN     NATURAL     FRANKLIN     RISING
                                                         MONEY     RESOURCES      REAL      DIVIDENDS    FRANKLIN    FRANKLIN
                                                        MARKET     SECURITIES    ESTATE    SECURITIES    S&P 500     SMALL CAP
                                                         FUND         FUND        FUND       FUND       INDEX FUND      FUND
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                    $1,875          297       3,661       4,350          491         914
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                            1,948          110       1,874       4,789          525       2,974
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                 (73)          187       1,787       (439)         (34)     (2,060)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
funds                                                           0            0           0       6,686            0           0
    Realized gains (losses) on sales of investments,
net                                                             0        2,473       1,324       2,061      (5,271)    (12,472)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                       0        2,473       1,324       8,747      (5,271)    (12,472)
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                             0        (234)     (2,677)    (18,274)      (4,862)    (62,118)
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                     0        2,239     (1,353)     (9,527)     (10,133)    (74,590)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                 $(73)        2,426         434     (9,966)     (10,167)    (76,650)
operations
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONT.)
 FOR THE YEAR ENDED DECEMBER 31, 2002
 (IN THOUSANDS)

                                                       FRANKLIN                                                        J.P.
                                                       SMALL CAP    FRANKLIN    FRANKLIN    FRANKLIN                  MORGAN
                                                         VALUE     TECHNOLOGY     U.S.        ZERO       FRANKLIN   INTERNATIONAL
                                                      SECURITIES   SECURITIES  GOVERNMENT    COUPON    ZERO COUPON  OPPORTUNITIES
                                                         FUND         FUND        FUND      FUND 2005   FUND 2010    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                      $177            0      22,536       3,218        2,758           3
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                              614           41       5,677         815          756          11
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                (437)         (41)      16,859       2,403        2,002         (8)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
funds                                                       1,095            0           0         390        1,934           0
    Realized gains (losses) on sales of investments,
net                                                         (258)      (1,482)       1,871         471          120        (76)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                     837      (1,482)       1,871         861        2,054        (76)
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                       (5,858)        (311)      12,942       1,241        4,445        (67)
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                               (5,021)      (1,793)      14,813       2,102        6,499       (143)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from              $(5,458)      (1,834)      31,672       4,505        8,501       (151)
operations
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONT.)
 FOR THE YEAR ENDED DECEMBER 31, 2002
 (IN THOUSANDS)

                                                         J.P.
                                                        MORGAN
                                                         U.S.                   MUTUAL      MUTUAL     OPPENHEIMER  OPPENHEIMER
                                                      DISCIPLINED   JENNISON    DISCOVERY    SHARES       GLOBAL       HIGH
                                                        EQUITY    20/20 FOCUS  SECURITIES  SECURITIES   SECURITIES    INCOME
                                                       PORTFOLIO   PORTFOLIO      FUND        FUND       FUND/VA      FUND/VA
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                        $1            0       2,416       3,271           81         531
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                               22           29       2,323       5,183          509         132
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                 (21)         (29)          93     (1,912)        (428)         399
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
funds                                                           0            0       2,847       7,532            0           0
    Realized gains (losses) on sales of investments,
net                                                          (93)         (32)       (763)       3,302          305       (281)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                    (93)         (32)       2,084      10,834          305       (281)
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                         (287)        (301)    (18,930)    (57,282)      (5,723)       (175)
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                 (380)        (333)    (16,846)    (46,448)      (5,418)       (456)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                $(401)        (362)    (16,753)    (48,360)      (5,846)        (57)
operations
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONT.)
 FOR THE YEAR ENDED DECEMBER 31, 2002
 (IN THOUSANDS)

                                                      OPPENHEIMER
                                                         MAIN
                                                        STREET                  PIMCO VIT   PIMCO VIT    SELIGMAN    SELIGMAN
                                                       GROWTH &     PIMCO VIT  STOCKSPLUS     TOTAL       GLOBAL     SMALL-CAP
                                                        INCOME     HIGH YIELD  GROWTH AND    RETURN     TECHNOLOGY     VALUE
                                                        FUND/VA    PORTFOLIO     INCOME     PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                      $152        1,313         301       3,618            0           0
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                              523          261         153       1,442          101         626
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                (371)        1,052         148       2,176        (101)       (626)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
funds                                                           0            0           0       2,198            0         862
    Realized gains (losses) on sales of investments,
net                                                       (1,134)          205       (422)          24      (2,010)       (794)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                 (1,134)          205       (422)       2,222      (2,010)          68
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                       (5,511)        (199)     (1,584)       2,946        (528)     (7,528)
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                               (6,645)            6     (2,006)       5,168      (2,538)     (7,460)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from              $(7,016)        1,058     (1,858)       7,344      (2,639)     (8,086)
operations
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONT.)
 FOR THE YEAR ENDED DECEMBER 31, 2002
 (IN THOUSANDS)

                                                                       SP
                                                          SP       STRATEGIC                TEMPLETON                TEMPLETON
                                                       JENNISON    PARTNERS    TEMPLETON   DEVELOPING    TEMPLETON    GLOBAL
                                                      INTERNATIONAL  FOCUSED     ASSET      MARKETS     FOREIGN      INCOME
                                                        GROWTH       GROWTH     STRATEGY   SECURITIES   SECURITIES  SECURITIES
                                                       PORTFOLIO   PORTFOLIO      FUND        FUND         FUND        FUND
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                        $0            0         453       1,046        5,485         485
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                               41           63         313         949        4,338         581
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                 (41)         (63)         140          97        1,147        (96)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
funds                                                           0            0           0           0            0           0
    Realized gains (losses) on sales of investments,
net                                                         1,144        (178)     (2,178)     (2,270)     (72,381)       (175)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                   1,144        (178)     (2,178)     (2,270)     (72,381)       (175)
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                         (309)        (717)         761       2,294        8,852       7,501
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                   835        (895)     (1,417)          24     (63,529)       7,326
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                  $794        (958)     (1,277)         121     (62,382)       7,230
operations
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONT.)
 FOR THE YEAR ENDED DECEMBER 31, 2002
 (IN THOUSANDS)

                                                                    TEMPLETON
                                                       TEMPLETON  INTERNATIONAL                          USAZ AIM    USAZ AIM
                                                        GROWTH      SMALLER     USAZ AIM    USAZ AIM       DENT     INTERNATIONAL
                                                      SECURITIES   COMPANIES      BASIC     BLUE CHIP  DEMOGRAPHIC    EQUITY
                                                         FUND         FUND     VALUE FUND     FUND     TRENDS FUND     FUND
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                    $8,386          279          17           3            0           0
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                            5,063           56         115          57           22          53
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                3,323          223        (98)        (54)         (22)        (53)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
funds                                                       7,722          232           0           0            0           0
    Realized gains (losses) on sales of investments,
net                                                      (20,394)          745       (171)       (153)          (7)         192
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                (12,672)          977       (171)       (153)          (7)         192
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                      (64,274)          444     (1,099)       (640)        (276)       (358)
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                              (76,946)        1,421     (1,270)       (793)        (283)       (166)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from             $(73,623)        1,644     (1,368)       (847)        (305)       (219)
operations
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONT.)
 FOR THE YEAR ENDED DECEMBER 31, 2002
 (IN THOUSANDS)

                                                                                 USAZ
                                                                      USAZ      ALLIANCE     USAZ                     USAZ
                                                         USAZ       ALLIANCE     CAPITAL    ALLIANCE                OPPENHEIMER
                                                         ALGER      CAPITAL     LARGE CAP    CAPITAL                 EMERGING
                                                        GROWTH     GROWTH AND    GROWTH    TECHNOLOGY   USAZ MONEY    GROWTH
                                                         FUND     INCOME FUND     FUND        FUND     MARKET FUND     FUND
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                        $0           76           0           0          950           0
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                               42          145         148          74        1,798          37
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                 (42)         (69)       (148)        (74)        (848)        (37)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
funds                                                           0            5           7           0            0           0
    Realized gains (losses) on sales of investments,
net                                                         (993)        (604)       (330)       (980)            0        (17)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                   (993)        (599)       (323)       (980)            0        (17)
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                            25      (1,844)     (2,391)     (1,176)            0         136
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                 (968)      (2,443)     (2,714)     (2,156)            0         119
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from              $(1,010)      (2,512)     (2,862)     (2,230)        (848)          82
operations
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONT.)
 FOR THE YEAR ENDED DECEMBER 31, 2002
 (IN THOUSANDS)

                                                         USAZ                                 USAZ
                                                         PIMCO                              TEMPLETON    USAZ VAN    USAZ VAN
                                                      GROWTH AND   USAZ PIMCO    USAZ        DEVELOPED     KAMPEN      KAMPEN
                                                        INCOME    RENAISSANCE    PIMCO      MARKETS    AGGRESSIVE   COMSTOCK
                                                         FUND         FUND     VALUE FUND     FUND     GROWTH FUND     FUND
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                       $75           18          77           6            0         486
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                               83          672         216          12          107         748
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                  (8)        (654)       (139)         (6)        (107)       (262)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
funds                                                           0           63          49           0            0          89
    Realized gains (losses) on sales of investments,
net                                                         (159)      (2,583)       (738)        (30)        (323)       (753)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                   (159)      (2,520)       (689)        (30)        (323)       (664)
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                       (1,030)      (8,397)     (3,268)        (95)      (2,127)     (8,563)
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                               (1,189)     (10,917)     (3,957)       (125)      (2,450)     (9,227)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from              $(1,197)     (11,571)     (4,096)       (131)      (2,557)     (9,489)
operations
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONT.)
 FOR THE YEAR ENDED DECEMBER 31, 2002
 (IN THOUSANDS)

                                                       USAZ VAN                              VAN                      VAN
                                                        KAMPEN      USAZ VAN    USAZ VAN     KAMPEN     VAN KAMPEN  KAMPEN LIT
                                                       EMERGING      KAMPEN      KAMPEN     EMERGING       LIT      GROWTH AND
                                                        GROWTH     GROWTH AND    GROWTH      GROWTH     ENTERPRISE    INCOME
                                                         FUND     INCOME FUND     FUND      PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                        $0          273           0           7            2          21
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                              293          505         186         208            7          32
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                (293)        (232)       (186)       (201)          (5)        (11)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
funds                                                           0            0           0           0            0           0
    Realized gains (losses) on sales of investments,
net                                                         (498)        (497)       (220)     (1,458)         (97)        (82)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                   (498)        (497)       (220)     (1,458)         (97)        (82)
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                       (5,903)      (4,380)     (2,643)     (3,430)         (63)       (251)
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                               (6,401)      (4,877)     (2,863)     (4,888)        (160)       (333)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from              $(6,694)      (5,109)     (3,049)     (5,089)        (165)       (344)
operations
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONT.)
 FOR THE YEAR ENDED DECEMBER 31, 2002
 (IN THOUSANDS)

                                                       TOTAL ALL
                                                         FUNDS
                                                      ------------

 Investment Income:
    Dividends reinvested in fund shares                  $153,090
                                                      ------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                           72,174
                                                      ------------
                                                      ------------
               Investment Income (loss), net               80,916
                                                      ------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
funds                                                      73,848
    Realized gains (losses) on sales of investments,
net                                                     (334,298)
                                                      ------------
                                                      ------------
               Realized gains (losses) on               (260,450)
investments, net
                                                      ------------
    Net change in unrealized appreciation
      (depreciation) on investments (457,255)
                                                      ------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                             (717,705)
                                                      ------------
                                                      ------------
 Net increase (decrease) in net assets from            $(636,789)
operations
                                                      ------------

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
 (IN THOUSANDS)

                                                          AIM V.I. CAPITAL                              AIM V.I. INTERNATIONAL
                                                         APPRECIATION FUND       AIM V.I. GROWTH FUND        GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(172)        (126)       (261)       (430)         (49)        (40)
      Realized gains (losses) on investments, net         (1,766)        (158)     (8,404)    (11,580)         (57)         766
      Net change in unrealized appreciation
        (depreciation) on investments                     (1,200)      (2,002)       1,539     (4,755)        (140)       (572)
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets             (3,138)      (2,286)     (7,126)    (16,765)        (246)         154
                                                      --------------------------------------------------------------------------
          from operations
    Contract Transactions-All Products (note 5)
      Purchase payments                                     3,838        5,017          45       6,179        1,337       2,451
      Transfers between funds                             (2,152)          570     (4,072)     (6,303)      (1,624)       (846)
      Surrenders and terminations                           (515)        (281)     (2,585)     (5,257)        (192)        (83)
      Rescissions                                           (171)        (175)           0        (92)        (242)        (69)
      Bonus (recapture)                                        17          128        (11)         125            3          48
      Other transactions (note 2)                             (4)          (1)        (11)        (15)          (1)           0
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                       1,013        5,258     (6,634)     (5,363)        (719)       1,501
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        (2,125)        2,972    (13,760)    (22,128)        (965)       1,655
 Net assets at beginning of period                          9,730        6,758      25,569      47,697        3,753       2,098
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $7,605        9,730      11,809      25,569        2,788       3,753
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
 (IN THOUSANDS)

                                                                                                            ALGER AMERICAN
                                                          AIM V.I. PREMIER      ALGER AMERICAN GROWTH      LEVERAGED ALLCAP
                                                            EQUITY FUND               PORTFOLIO               PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(179)        (114)       (253)       (403)        (117)       (235)
      Realized gains (losses) on investments, net         (1,613)        (157)     (6,192)     (1,940)      (4,368)     (4,512)
      Net change in unrealized appreciation
        (depreciation) on investments                     (3,478)        (779)       (953)     (2,799)        1,039       1,010
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets             (5,270)      (1,050)     (7,398)     (5,142)      (3,446)     (3,737)
                                                      --------------------------------------------------------------------------
          from operations
    Contract Transactions-All Products (note 5)
      Purchase payments                                     5,326        9,630          39       2,409            0       1,508
      Transfers between funds                             (3,410)        1,873     (4,559)     (5,221)      (2,633)     (4,008)
      Surrenders and terminations                           (673)        (271)     (2,133)     (4,461)      (1,466)     (2,260)
      Rescissions                                            (87)        (731)           0        (99)            0        (73)
      Bonus (recapture)                                        56          193           0          79          (2)          55
      Other transactions (note 2)                             (5)          (1)         (9)        (11)          (6)         (7)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                       1,207       10,693     (6,662)     (7,304)      (4,107)     (4,785)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        (4,063)        9,643    (14,060)    (12,446)      (7,553)     (8,522)
 Net assets at beginning of period                         13,780        4,137      25,100      37,546       12,296      20,818
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $9,717       13,780      11,040      25,100        4,743      12,296
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
 (IN THOUSANDS)

                                                                                 ALGER AMERICAN SMALL
                                                        ALGER AMERICAN MIDCAP      CAPITALIZATION        AZOA VIP DIVERSIFIED
                                                          GROWTH PORTFOLIO            PORTFOLIO              ASSETS FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(278)        (154)        (23)        (20)           86          66
      Realized gains (losses) on investments, net         (1,688)        2,316       (145)       (227)        (541)        (64)
      Net change in unrealized appreciation
        (depreciation) on investments                     (4,274)      (2,609)       (273)       (114)          141        (33)
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets             (6,240)        (447)       (441)       (361)        (314)        (31)
                                                      --------------------------------------------------------------------------
          from operations
    Contract Transactions-All Products (note 5)
      Purchase payments                                     7,373        7,374           0       1,742        1,470       2,396
      Transfers between funds                             (2,371)        2,939       (344)       (162)      (5,712)         888
      Surrenders and terminations                           (596)        (299)        (42)        (24)        (292)       (385)
      Rescissions                                           (310)        (509)           0       (182)         (92)         (3)
      Bonus (recapture)                                        55          160           0          36           22          44
      Other transactions (note 2)                             (6)          (1)         (1)           0          (1)           0
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                       4,145        9,664       (387)       1,410      (4,605)       2,940
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        (2,095)        9,217       (828)       1,049      (4,919)       2,909
 Net assets at beginning of period                         14,979        5,762       1,824         775        4,919       2,010
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $12,884       14,979         996       1,824            0       4,919
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
 (IN THOUSANDS)

                                                        AZOA VIP FIXED INCOME      AZOA VIP GLOBAL
                                                                FUND             OPPORTUNITIES FUND      AZOA VIP GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $311          179         (8)         (4)         (30)        (14)
      Realized gains (losses) on investments, net            (41)          109       (165)        (13)      (1,262)       (137)
      Net change in unrealized appreciation
        (depreciation) on investments                         160        (189)          38        (25)          264        (97)
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets                 430           99       (135)        (42)      (1,028)       (248)
                                                      --------------------------------------------------------------------------
          from operations
    Contract Transactions-All Products (note 5)
      Purchase payments                                     1,969        3,999         169         231          920       1,840
      Transfers between funds                            (10,571)        5,128       (552)         277      (2,978)         582
      Surrenders and terminations                         (1,444)      (1,206)        (45)           8        (252)       (166)
      Rescissions                                            (14)         (78)         (4)           0         (12)           0
      Bonus (recapture)                                        37           82           2           3           18          65
      Other transactions (note 2)                             (2)            0           0           0          (1)           0
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                    (10,025)        7,925       (430)         519      (2,305)       2,321
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        (9,595)        8,024       (565)         477      (3,333)       2,073
 Net assets at beginning of period                          9,595        1,571         565          88        3,333       1,260
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                   $0        9,595           0         565            0       3,333
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
 (IN THOUSANDS)

                                                         DAVIS VA FINANCIAL      DAVIS VA REAL ESTATE       DAVIS VA VALUE
                                                             PORTFOLIO                PORTFOLIO               PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(160)         (69)         110         134        (112)        (64)
      Realized gains (losses) on investments, net           (340)         (74)          35          43        (408)        (70)
      Net change in unrealized appreciation
        (depreciation) on investments                     (1,556)        (286)          34          20      (4,801)       (270)
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets             (2,056)        (429)         179         197      (5,321)       (404)
                                                      --------------------------------------------------------------------------
          from operations
    Contract Transactions-All Products (note 5)
      Purchase payments                                    10,646        4,012           0       2,520       33,980       8,745
      Transfers between funds                               3,334        1,478       (564)         179       10,394       4,251
      Surrenders and terminations                           (281)        (212)       (173)       (103)        (996)       (201)
      Rescissions                                           (252)         (46)           0        (13)        (608)        (93)
      Bonus (recapture)                                        82           95         (3)          66          356         129
      Other transactions (note 2)                             (3)            0         (2)           0          (7)           0
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                      13,526        5,327       (742)       2,649       43,119      12,831
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         11,470        4,898       (563)       2,846       37,798      12,427
 Net assets at beginning of period                          7,682        2,784       4,434       1,588       15,918       3,491
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $19,152        7,682       3,871       4,434       53,716      15,918
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
 (IN THOUSANDS)

                                                          DREYFUS SMALL CAP      DREYFUS STOCK INDEX      FRANKLIN AGGRESSIVE
                                                          STOCK INDEX FUND              FUND            GROWTH SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          (46)            0          35           0         (62)       (107)
      Realized gains (losses) on investments, net            (73)            0       (427)           0      (1,199)     (4,259)
      Net change in unrealized appreciation
        (depreciation) on investments                       (401)            0     (1,702)           0        (788)       1,900
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets               (520)            0     (2,094)           0      (2,049)     (2,466)
                                                      --------------------------------------------------------------------------
          from operations
    Contract Transactions-All Products (note 5)
      Purchase payments                                    11,755            0      26,216           0            0         399
      Transfers between funds                               4,477            0      21,455           0      (1,103)     (2,617)
      Surrenders and terminations                            (72)            0       (501)           0        (464)     (1,245)
      Rescissions                                           (150)            0       (221)           0            0           0
      Bonus (recapture)                                        71            0         207           0            0           0
      Other transactions (note 2)                               0            0         (1)           0          (2)         (3)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                      16,081            0      47,155           0      (1,569)     (3,466)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         15,561            0      45,061           0      (3,618)     (5,932)
 Net assets at beginning of period                              0            0           0           0        6,419      12,351
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               15,561            0      45,061           0        2,801       6,419
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
 (IN THOUSANDS)

                                                           FRANKLIN GLOBAL         FRANKLIN GLOBAL
                                                           COMMUNICATIONS      HEALTH CARE SECURITIES     FRANKLIN GROWTH AND
                                                          SECURITIES FUND               FUND            INCOME SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(720)      (4,405)       (101)       (410)        8,713     (7,190)
      Realized gains (losses) on investments, net        (90,367)      (6,363)     (2,885)       4,576        9,392      58,625
      Net change in unrealized appreciation
        (depreciation) on investments                      14,297    (119,304)         276    (10,597)    (115,836)    (76,740)
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets            (76,790)    (130,072)     (2,710)     (6,431)     (97,731)    (25,305)
                                                      --------------------------------------------------------------------------
          from operations
    Contract Transactions-All Products (note 5)
      Purchase payments                                     1,290        1,023           0         729       19,836      12,227
      Transfers between funds                            (16,816)     (35,224)    (21,269)     (4,923)       11,166           2
      Surrenders and terminations                        (29,195)     (72,181)       (929)     (6,103)     (88,127)   (125,512)
      Rescissions                                            (51)          (6)           0        (11)        (566)       (279)
      Bonus (recapture)                                        10            1           0           0          135         179
      Other transactions (note 2)                           (159)        (234)         (4)        (13)        (272)       (297)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                    (44,921)    (106,621)    (22,202)    (10,321)     (57,828)   (113,680)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                      (121,711)    (236,693)    (24,912)    (16,752)    (155,559)   (138,985)
 Net assets at beginning of period                        242,050      478,743      24,912      41,664      600,661     739,646
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $120,339      242,050           0      24,912      445,102     600,661
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
 (IN THOUSANDS)

                                                        FRANKLIN HIGH INCOME       FRANKLIN INCOME        FRANKLIN LARGE CAP
                                                                FUND               SECURITIES FUND      GROWTH SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                       $16,600       24,030      37,255      30,521      (1,330)     (2,984)
      Realized gains (losses) on investments, net        (27,643)     (38,534)    (12,033)      23,232     (20,851)      76,352
      Net change in unrealized appreciation
        (depreciation) on investments                     (2,640)       20,820    (33,844)    (55,882)     (39,062)   (120,282)
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets            (13,683)        6,316     (8,622)     (2,129)     (61,243)    (46,914)
                                                      --------------------------------------------------------------------------
          from operations
    Contract Transactions-All Products (note 5)
      Purchase payments                                     5,199        3,030      19,247       5,262       15,739       2,866
      Transfers between funds                               1,378      (7,353)     (6,847)     (2,172)     (19,390)    (28,336)
      Surrenders and terminations                        (22,844)     (34,962)    (77,030)   (109,810)     (32,867)    (51,149)
      Rescissions                                           (213)         (48)       (431)       (160)        (568)        (26)
      Bonus (recapture)                                        51            0         166           2          141           0
      Other transactions (note 2)                            (57)         (67)       (230)       (256)         (98)       (121)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                    (16,486)     (39,400)    (65,125)   (107,134)     (37,043)    (76,766)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                       (30,169)     (33,084)    (73,747)   (109,263)     (98,286)   (123,680)
 Net assets at beginning of period                        139,801      172,885     493,404     602,667      270,632     394,312
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $109,632      139,801     419,657     493,404      172,346     270,632
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
 (IN THOUSANDS)

                                                                                   FRANKLIN NATURAL
                                                        FRANKLIN MONEY MARKET   RESOURCES SECURITIES     FRANKLIN REAL ESTATE
                                                                FUND                    FUND                     FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(73)        6,349         187       (171)        1,787       3,454
      Realized gains (losses) on investments, net               0            0       2,473       1,144        1,324          94
      Net change in unrealized appreciation
        (depreciation) on investments                           0            0       (234)     (9,642)      (2,677)       4,535
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets                (73)        6,349       2,426     (8,669)          434       8,083
                                                      --------------------------------------------------------------------------
          from operations
    Contract Transactions-All Products (note 5)
      Purchase payments                                        38       63,044           0         246       20,512       1,410
      Transfers between funds                            (41,828)     (25,523)    (25,275)     (5,765)        4,806     (3,227)
      Surrenders and terminations                        (38,153)    (132,677)     (1,465)     (6,337)     (19,470)    (22,772)
      Rescissions                                             (1)          (1)           0         (3)        (453)        (11)
      Bonus (recapture)                                         0            0           0           0          163           1
      Other transactions (note 2)                            (54)         (77)         (5)        (19)         (61)        (60)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                    (79,998)     (95,234)    (26,745)    (11,878)        5,497    (24,659)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                       (80,071)     (88,885)    (24,319)    (20,547)        5,931    (16,576)
 Net assets at beginning of period                        183,001      271,886      24,319      44,866      126,659     143,235
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $102,930      183,001           0      24,319      132,590     126,659
                                                      -------------------------------------------------------------------------


                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
 (IN THOUSANDS)

                                                           FRANKLIN RISING
                                                        DIVIDENDS SECURITIES       FRANKLIN S&P 500       FRANKLIN SMALL CAP
                                                                FUND                 INDEX FUND                  FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(439)      (4,248)        (34)       (194)      (2,060)     (2,508)
      Realized gains (losses) on investments, net           8,747       18,214     (5,271)     (3,442)     (12,472)       (628)
      Net change in unrealized appreciation
        (depreciation) on investments                    (18,274)       22,499     (4,862)     (2,014)     (62,118)    (55,682)
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets             (9,966)       36,465    (10,167)     (5,650)     (76,650)    (58,818)
                                                      --------------------------------------------------------------------------
          from operations
    Contract Transactions-All Products (note 5)
      Purchase payments                                    38,666        8,657       8,497       1,309       22,364       7,862
      Transfers between funds                              22,417       10,470    (10,487)      10,995       11,425    (12,603)
      Surrenders and terminations                        (49,662)     (59,330)     (4,541)     (7,293)     (30,677)    (48,626)
      Rescissions                                           (751)        (179)       (288)         (1)        (935)       (127)
      Bonus  (recapture)                                      381          173          32           2          159         100
      Other transactions (note 2)                           (140)        (131)        (15)        (15)        (101)       (114)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                      10,911     (40,340)     (6,802)       4,997        2,235    (53,508)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                            945      (3,875)    (16,969)       (653)     (74,415)   (112,326)
 Net assets at beginning of period                        324,192      328,067      41,513      42,166      252,254     364,580
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $325,137      324,192      24,544      41,513      177,839     252,254
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
 (IN THOUSANDS)

                                                         FRANKLIN SMALL CAP      FRANKLIN TECHNOLOGY         FRANKLIN U.S.
                                                       VALUE SECURITIES FUND       SECURITIES FUND         GOVERNMENT FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(437)        (265)        (41)        (89)       16,859      21,200
      Realized gains (losses) on investments, net             837        1,967     (1,482)     (3,573)        1,871       1,025
      Net change in unrealized appreciation
        (depreciation) on investments                     (5,858)          637       (311)         910       12,942        (55)
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets             (5,458)        2,339     (1,834)     (2,752)       31,672      22,170
                                                      --------------------------------------------------------------------------
          from operations
    Contract Transactions-All Products (note 5)
      Purchase payments                                    16,940        1,507           0         231       69,142      15,500
      Transfers between funds                               9,774       14,520       (823)         196       50,071      20,070
      Surrenders and terminations                         (5,191)      (5,254)       (449)     (1,023)     (68,714)    (71,435)
      Rescissions                                           (673)         (83)           0           0      (2,380)       (372)
      Bonus (recapture)                                       106           10           0           0        1,084         226
      Other transactions (note 2)                            (12)          (9)         (2)         (3)        (150)       (146)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                      20,944       10,691     (1,274)       (599)       49,053    (36,157)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         15,486       13,030     (3,108)     (3,351)       80,725    (13,987)
 Net assets at beginning of period                         31,558       18,528       4,820       8,171      369,768     383,755
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $47,044       31,558       1,712       4,820      450,493     369,768
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
 (IN THOUSANDS)

                                                                                                              J.P. MORGAN
                                                        FRANKLIN ZERO COUPON     FRANKLIN ZERO COUPON       INTERNATIONAL
                                                             FUND 2005                FUND 2010        OPPORTUNITIES PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $2,403        2,573       2,002       2,577          (8)        (76)
      Realized gains (losses) on investments, net             861        1,114       2,054       2,614         (76)          55
      Net change in unrealized appreciation
        (depreciation) on investments                       1,241          211       4,445     (3,222)         (67)       (131)
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets               4,505        3,898       8,501       1,969        (151)       (152)
                                                      --------------------------------------------------------------------------
          from operations
    Contract Transactions-All Products (note 5)
      Purchase payments                                     8,387        1,570      11,702       2,037            0         644
      Transfers between funds                               5,482        2,305       6,539     (2,141)        (140)       (180)
      Surrenders and terminations                         (7,600)      (9,172)     (9,734)     (7,568)         (70)           2
      Rescissions                                           (317)         (12)       (448)         (4)            0        (23)
      Bonus (recapture)                                       156            0         290           0          (3)          15
      Other transactions (note 2)                            (18)         (18)        (17)        (17)            0           0
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                       6,090      (5,327)       8,332     (7,693)        (213)         458
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         10,595      (1,429)      16,833     (5,724)        (364)         306
 Net assets at beginning of period                         54,431       55,860      46,528      52,252          871         565
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $65,026       54,431      63,361      46,528          507         871
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
 (IN THOUSANDS)

                                                          J.P. MORGAN U.S.
                                                         DISCIPLINED EQUITY      JENNISON 20/20 FOCUS      MUTUAL DISCOVERY
                                                             PORTFOLIO                PORTFOLIO            SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(21)         (15)        (29)           0           93       1,041
      Realized gains (losses) on investments, net            (93)         (84)        (32)           0        2,084      25,155
      Net change in unrealized appreciation
        (depreciation) on investments                       (287)         (68)       (301)           0     (18,930)    (27,616)
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets               (401)        (167)       (362)           0     (16,753)     (1,420)
                                                      --------------------------------------------------------------------------
          from operations
    Contract Transactions-All Products (note 5)
      Purchase payments                                         0        1,444       3,376           0       25,915       4,918
      Transfers between funds                               (245)        (133)       2,296           0        3,706       (892)
      Surrenders and terminations                            (89)         (44)        (11)           0     (20,890)    (22,808)
      Rescissions                                            (20)          (3)        (66)           0        (514)       (116)
      Bonus (recapture)                                       (3)           22          34           0          207          70
      Other transactions (note 2)                             (1)            0           0           0         (57)        (56)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                       (358)        1,286       5,629           0        8,367    (18,884)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          (759)        1,119       5,267           0      (8,386)    (20,304)
 Net assets at beginning of period                          1,745          626           0           0      160,131     180,435
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                 $986        1,745       5,267           0      151,745     160,131
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
 (IN THOUSANDS)

                                                            MUTUAL SHARES         OPPENHEIMER GLOBAL       OPPENHEIMER HIGH
                                                          SECURITIES FUND        SECURITIES FUND/VA         INCOME FUND/VA
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      $(1,912)        1,679       (428)        (23)          399         127
      Realized gains (losses) on investments, net          10,834       33,742         305         556        (281)        (60)
      Net change in unrealized appreciation
        (depreciation) on investments                    (57,282)     (14,287)     (5,723)       (669)        (175)        (94)
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets            (48,360)       21,134     (5,846)       (136)         (57)        (27)
                                                      --------------------------------------------------------------------------
          from operations
    Contract Transactions-All Products (note 5)
      Purchase payments                                    34,883       16,045      33,575       6,266        5,533       3,304
      Transfers between funds                               (942)       13,977      12,425       2,625        4,499         580
      Surrenders and terminations                        (47,603)     (47,841)     (1,252)       (393)        (445)       (283)
      Rescissions                                           (759)        (262)       (927)        (66)         (85)       (343)
      Bonus (recapture)                                       208          248         295          89           43          66
      Other transactions (note 2)                           (126)        (121)         (6)           0          (2)           0
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                    (14,339)     (17,954)      44,110       8,521        9,543       3,324
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                       (62,699)        3,180      38,264       8,385        9,486       3,297
 Net assets at beginning of period                        379,768      376,588      12,067       3,682        4,332       1,035
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $317,069      379,768      50,331      12,067       13,818       4,332
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
 (IN THOUSANDS)

                                                          OPPENHEIMER MAIN
                                                       STREET GROWTH & INCOME    PIMCO VIT HIGH YIELD    PIMCO VIT STOCKSPLUS
                                                              FUND/VA                 PORTFOLIO           GROWTH AND INCOME
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(371)         (50)       1,052         129          148          83
      Realized gains (losses) on investments, net         (1,134)        (481)         205        (24)        (422)       (130)
      Net change in unrealized appreciation
        (depreciation) on investments                     (5,511)        (424)       (199)        (41)      (1,584)       (101)
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets             (7,016)        (955)       1,058          64      (1,858)       (148)
                                                      --------------------------------------------------------------------------
          from operations
    Contract Transactions-All Products (note 5)
      Purchase payments                                    30,993       10,691      14,020       3,621        7,882       2,269
      Transfers between funds                              10,229        2,729      14,146       3,282        4,895       1,465
      Surrenders and terminations                         (1,211)        (532)     (3,227)       (209)        (738)        (86)
      Rescissions                                           (870)        (710)       (284)        (37)        (153)        (20)
      Bonus (recapture)                                       238          224         108          41           47          48
      Other transactions (note 2)                             (8)          (1)         (3)           0          (2)           0
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                      39,371       12,401      24,760       6,698       11,931       3,676
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         32,355       11,446      25,818       6,762       10,073       3,528
 Net assets at beginning of period                         17,183        5,737       7,364         602        4,284         756
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $49,538       17,183      33,182       7,364       14,357       4,284
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
 (IN THOUSANDS)

                                                       PIMCO VIT TOTAL RETURN      SELIGMAN GLOBAL        SELIGMAN SMALL-CAP
                                                             PORTFOLIO          TECHNOLOGY PORTFOLIO       VALUE PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $2,176          256       (101)        (86)        (626)        (92)
      Realized gains (losses) on investments, net           2,222          474     (2,010)         325           68          47
      Net change in unrealized appreciation
        (depreciation) on investments                       2,946        (431)       (528)     (1,829)      (7,528)       1,597
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets               7,344          299     (2,639)     (1,590)      (8,086)       1,552
                                                      --------------------------------------------------------------------------
          from operations
    Contract Transactions-All Products (note 5)
      Purchase payments                                    91,335       14,127       1,898       3,450       38,603       6,937
      Transfers between funds                              71,614       11,623     (1,963)         771       16,127       4,001
      Surrenders and terminations                         (7,386)        (334)       (289)       (173)      (1,391)       (218)
      Rescissions                                         (2,245)        (237)       (126)       (129)      (1,270)       (176)
      Bonus (recapture)                                       870          370          25          84          280         180
      Other transactions (note 2)                            (15)            0         (3)         (1)          (6)           0
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                     154,173       25,549       (458)       4,002       52,343      10,724
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        161,517       25,848     (3,097)       2,412       44,257      12,276
 Net assets at beginning of period                         27,627        1,779       7,236       4,824       13,936       1,660
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $189,144       27,627       4,139       7,236       58,193      13,936
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
 (IN THOUSANDS)

                                                             SP JENNISON        SP STRATEGIC PARTNERS
                                                        INTERNATIONAL GROWTH       FOCUSED GROWTH           TEMPLETON ASSET
                                                             PORTFOLIO                PORTFOLIO             STRATEGY FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(41)          (4)        (63)         (6)          140          53
      Realized gains (losses) on investments, net           1,144          504       (178)        (40)      (2,178)         792
      Net change in unrealized appreciation
        (depreciation) on investments                       (309)          (4)       (717)        (30)          761     (5,397)
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets                 794          496       (958)        (76)      (1,277)     (4,552)
                                                      --------------------------------------------------------------------------
          from operations
    Contract Transactions-All Products (note 5)
      Purchase payments                                     1,432          284       3,944         860            0         150
      Transfers between funds                                 430          286       1,956         966      (2,234)     (4,198)
      Surrenders and terminations                           (131)        (228)       (218)         (2)      (4,673)     (6,875)
      Rescissions                                            (16)            0       (106)         (2)            0           0
      Bonus (recapture)                                        20            8          24          20            0           0
      Other transactions (note 2)                               0            0         (1)           0         (11)        (15)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                       1,735          350       5,599       1,842      (6,918)    (10,938)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          2,529          846       4,641       1,766      (8,195)    (15,490)
 Net assets at beginning of period                            846            0       1,766           0       27,296      42,786
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $3,375          846       6,407       1,766       19,101      27,296
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
 (IN THOUSANDS)

                                                        TEMPLETON DEVELOPING      TEMPLETON FOREIGN        TEMPLETON GLOBAL
                                                      MARKETS SECURITIES FUND      SECURITIES FUND      INCOME SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                           $97        (347)       1,147       7,294         (96)       1,117
      Realized gains (losses) on investments, net         (2,270)     (20,050)    (72,381)    (12,790)        (175)     (1,870)
      Net change in unrealized appreciation
        (depreciation) on investments                       2,294       15,899       8,852    (72,175)        7,501       1,227
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets                 121      (4,498)    (62,382)    (77,671)        7,230         474
                                                      --------------------------------------------------------------------------
          from operations
    Contract Transactions-All Products (note 5)
      Purchase payments                                     9,257        1,321      14,025       5,311           12         254
      Transfers between funds                             (1,243)      (8,045)     (2,350)         741      (4,515)     (3,639)
      Surrenders and terminations                         (9,075)     (16,910)    (50,192)    (90,925)      (7,192)    (11,648)
      Rescissions                                            (79)          (6)       (223)        (23)            0           0
      Bonus (recapture)                                        36           21          70           4            0           0
      Other transactions (note 2)                            (40)         (46)       (188)       (223)         (23)        (26)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                     (1,144)     (23,665)    (38,858)    (85,115)     (11,718)    (15,059)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        (1,023)     (28,163)   (101,240)   (162,786)      (4,488)    (14,585)
 Net assets at beginning of period                         63,526       91,689     354,538     517,324       43,946      58,531
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $62,503       63,526     253,298     354,538       39,458      43,946
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
 (IN THOUSANDS)

                                                                                      TEMPLETON
                                                          TEMPLETON GROWTH      INTERNATIONAL SMALLER      TEMPLETON PACIFIC
                                                          SECURITIES FUND          COMPANIES FUND       GROWTH SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $3,323        2,796         223         322            0         909
      Realized gains (losses) on investments, net        (12,672)       71,316         977       (682)            0     (8,572)
      Net change in unrealized appreciation
        (depreciation) on investments                    (64,274)     (87,499)         444       (199)            0       3,796
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets            (73,623)     (13,387)       1,644       (559)            0     (3,867)
                                                      --------------------------------------------------------------------------
          from operations
    Contract Transactions-All Products (note 5)
      Purchase payments                                    26,725        8,605           0         525            0         100
      Transfers between funds                             (8,666)     (18,884)    (13,768)     (3,710)            0    (40,099)
      Surrenders and terminations                        (59,669)     (87,372)       (622)     (2,642)            0     (2,729)
      Rescissions                                           (589)        (154)           0           0            0         (1)
      Bonus (recapture)                                       243           85           0           0            0           0
      Other transactions (note 2)                           (174)        (199)         (2)         (6)            0         (9)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                    (42,130)     (97,919)    (14,392)     (5,833)            0    (42,738)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                      (115,753)    (111,306)    (12,748)     (6,392)            0    (46,605)
 Net assets at beginning of period                        410,225      521,531      12,748      19,140            0      46,605
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $294,472      410,225           0      12,748            0           0
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
 (IN THOUSANDS)

                                                        USAZ AIM BASIC VALUE      USAZ AIM BLUE CHIP         USAZ AIM DENT
                                                                FUND                    FUND           DEMOGRAPHIC TRENDS FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(98)            0        (54)           0         (22)           0
      Realized gains (losses) on investments, net           (171)            0       (153)           0          (7)           0
      Net change in unrealized appreciation
        (depreciation) on investments                     (1,099)            0       (640)           0        (276)           0
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets             (1,368)            0       (847)           0        (305)           0
                                                      --------------------------------------------------------------------------
          from operations
    Contract Transactions-All Products (note 5)
      Purchase payments                                    14,432            0       8,167           0        3,644           0
      Transfers between funds                               8,382            0       4,738           0        1,331           0
      Surrenders and terminations                           (174)            0       (208)           0         (20)           0
      Rescissions                                           (336)            0       (182)           0         (57)           0
      Bonus  (recapture)                                      100            0          93           0           24           0
      Other transactions (note 2)                             (1)            0           0           0            0           0
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                      22,403            0      12,608           0        4,922           0
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         21,035            0      11,761           0        4,617           0
 Net assets at beginning of period                              0            0           0           0            0           0
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $21,035            0      11,761           0        4,617           0
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
 (IN THOUSANDS)

                                                       USAZ AIM INTERNATIONAL     USAZ ALGER GROWTH      USAZ ALLIANCE CAPITAL
                                                            EQUITY FUND                 FUND            GROWTH AND INCOME FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(53)            0        (42)        (16)         (69)         (7)
      Realized gains (losses) on investments, net             192            0       (993)        (18)        (599)           1
      Net change in unrealized appreciation
        (depreciation) on investments                       (358)            0          25        (25)      (1,844)          84
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets               (219)            0     (1,010)        (59)      (2,512)          78
                                                      --------------------------------------------------------------------------
          from operations
    Contract Transactions-All Products (note 5)
      Purchase payments                                     4,961            0       1,095       1,179       10,442         273
      Transfers between funds                               3,489            0     (2,767)       1,821        5,093       3,046
      Surrenders and terminations                            (65)            0       (162)        (95)        (555)        (35)
      Rescissions                                            (34)            0         (9)        (19)        (146)         (2)
      Bonus (recapture)                                        21            0           1          26          103           8
      Other transactions (note 2)                               0            0         (1)           0          (2)           0
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                       8,372            0     (1,843)       2,912       14,935       3,290
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          8,153            0     (2,853)       2,853       12,423       3,368
 Net assets at beginning of period                              0            0       2,853           0        3,368           0
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $8,153            0           0       2,853       15,791       3,368
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
 (IN THOUSANDS)

                                                        USAZ ALLIANCE CAPITAL   USAZ ALLIANCE CAPITAL
                                                       LARGE CAP GROWTH FUND       TECHNOLOGY FUND      USAZ MONEY MARKET FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(148)          (3)        (74)         (7)        (848)         277
      Realized gains (losses) on investments, net           (323)            0       (980)           0            0           0
      Net change in unrealized appreciation
        (depreciation) on investments                     (2,391)           53     (1,176)          85            0           0
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets             (2,862)           50     (2,230)          78        (848)         277
                                                      --------------------------------------------------------------------------
          from operations
    Contract Transactions-All Products (note 5)
      Purchase payments                                    11,678          462       6,236         195      136,638      41,862
      Transfers between funds                               8,551        2,023         547       4,116       27,096      70,277
      Surrenders and terminations                           (564)         (11)       (248)         (9)     (89,833)     (3,344)
      Rescissions                                           (324)            0       (132)           0      (3,677)     (2,367)
      Bonus (recapture)                                        77           12          43           0        2,291       1,727
      Other transactions (note 2)                             (1)            0         (1)           0         (23)           0
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                      19,417        2,486       6,445       4,302       72,492     108,155
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         16,555        2,536       4,215       4,380       71,644     108,432
 Net assets at beginning of period                          2,536            0       4,380           0      120,221      11,789
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $19,091        2,536       8,595       4,380      191,865     120,221
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
 (IN THOUSANDS)

                                                          USAZ OPPENHEIMER      USAZ PIMCO GROWTH AND   USAZ PIMCO RENAISSANCE
                                                        EMERGING GROWTH FUND         INCOME FUND                 FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(37)            0         (8)         (4)        (654)        (11)
      Realized gains (losses) on investments, net            (17)            0       (159)           0      (2,520)           6
      Net change in unrealized appreciation
        (depreciation) on investments                         136            0     (1,030)          20      (8,397)         508
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets                  82            0     (1,197)          16     (11,571)         503
                                                      --------------------------------------------------------------------------
          from operations
    Contract Transactions-All Products (note 5)
      Purchase payments                                     5,866            0       6,048         116       63,026       1,006
      Transfers between funds                               1,937            0       2,333       1,965       20,748       6,368
      Surrenders and terminations                              13            0       (735)         (4)      (1,269)       (169)
      Rescissions                                           (122)            0       (117)           0      (1,136)        (13)
      Bonus  (recapture)                                       32            0          59           2          392          16
      Other transactions (note 2)                               0            0         (1)           0          (5)           0
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                       7,726            0       7,587       2,079       81,756       7,208
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          7,808            0       6,390       2,095       70,185       7,711
 Net assets at beginning of period                              0            0       2,095           0        7,711           0
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $7,808            0       8,485       2,095       77,896       7,711
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
 (IN THOUSANDS)

                                                                                    USAZ TEMPLETON          USAZ VAN KAMPEN
                                                        USAZ PIMCO VALUE FUND  DEVELOPED MARKETS FUND   AGGRESSIVE GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(139)          (5)         (6)           0        (107)         (8)
      Realized gains (losses) on investments, net           (689)            3        (30)           4        (323)         (5)
      Net change in unrealized appreciation
        (depreciation) on investments                     (3,268)          218        (95)           3      (2,127)         (6)
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets             (4,096)          216       (131)           7      (2,557)        (19)
                                                      --------------------------------------------------------------------------
          from operations
    Contract Transactions-All Products (note 5)
      Purchase payments                                    16,722          224         917           0        8,454       1,181
      Transfers between funds                               8,744        3,346       1,071         189        4,386       1,041
      Surrenders and terminations                         (1,379)         (90)         (7)           0        (135)        (24)
      Rescissions                                           (536)         (13)        (26)           0        (165)        (49)
      Bonus (recapture)                                        97            0           7           0           35          24
      Other transactions (note 2)                             (2)            0           0           0          (1)           0
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                      23,646        3,467       1,962         189       12,574       2,173
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         19,550        3,683       1,831         196       10,017       2,154
 Net assets at beginning of period                          3,683            0         196           0        2,154           0
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $23,233        3,683       2,027         196       12,171       2,154
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
 (IN THOUSANDS)

                                                           USAZ VAN KAMPEN         USAZ VAN KAMPEN      USAZ VAN KAMPEN GROWTH
                                                           COMSTOCK FUND        EMERGING GROWTH FUND       AND INCOME FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(262)         (59)       (293)        (36)        (232)        (62)
      Realized gains (losses) on investments, net           (664)         (13)       (498)        (51)        (497)        (31)
      Net change in unrealized appreciation
        (depreciation) on investments                     (8,563)        (194)     (5,903)       (105)      (4,380)        (90)
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets             (9,489)        (266)     (6,694)       (192)      (5,109)       (183)
                                                      --------------------------------------------------------------------------
          from operations
    Contract Transactions-All Products (note 5)
      Purchase payments                                    46,669        9,923      21,594       3,079       25,361       9,996
      Transfers between funds                              21,597        7,599      16,107       3,336       13,612       6,225
      Surrenders and terminations                         (1,740)        (268)       (732)        (93)      (1,537)       (395)
      Rescissions                                         (1,160)        (176)       (455)        (17)        (473)       (132)
      Bonus (recapture)                                       272          241         145          60          184         325
      Other transactions (note 2)                             (7)            0         (3)           0          (4)           0
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                      65,631       17,319      36,656       6,365       37,143      16,019
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         56,142       17,053      29,962       6,173       32,034      15,836
 Net assets at beginning of period                         17,053            0       6,173           0       15,836           0
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $73,195       17,053      36,135       6,173       47,870      15,836
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
 (IN THOUSANDS)

                                                       USAZ VAN KAMPEN GROWTH    VAN KAMPEN EMERGING        VAN KAMPEN LIT
                                                                FUND              GROWTH PORTFOLIO       ENTERPRISE PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(186)         (29)       (201)        (50)          (5)        (13)
      Realized gains (losses) on investments, net           (220)         (19)     (1,458)        (41)         (97)       (179)
      Net change in unrealized appreciation
        (depreciation) on investments                     (2,643)           26     (3,430)       (259)         (63)        (52)
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets             (3,049)         (22)     (5,089)       (350)        (165)       (244)
                                                      --------------------------------------------------------------------------
          from operations
    Contract Transactions-All Products (note 5)
      Purchase payments                                    10,141        3,114       8,586       5,947            0         602
      Transfers between funds                               7,099        2,399     (4,508)       4,572        (151)       (545)
      Surrenders and terminations                           (490)        (126)       (488)       (163)         (25)        (75)
      Rescissions                                           (119)         (40)       (237)       (133)            0        (36)
      Bonus (recapture)                                        62          130          51         146          (1)          24
      Other transactions (note 2)                             (1)            0         (2)           0            0           0
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                      16,692        5,477       3,402      10,369        (177)        (30)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         13,643        5,455     (1,687)      10,019        (342)       (274)
 Net assets at beginning of period                          5,455            0      10,019           0          651         925
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $19,098        5,455       8,332      10,019          309         651
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
 (IN THOUSANDS)

                                                        VAN KAMPEN LIT GROWTH
                                                        AND INCOME PORTFOLIO       TOTAL ALL FUNDS
                                                      -------------------------------------------------
                                                         2002         2001        2002        2001
                                                      -------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          (11)         (39)      80,916      81,874
      Realized gains (losses) on investments, net            (82)          (8)   (260,450)     204,292
      Net change in unrealized appreciation
        (depreciation) on investments                       (251)         (74)   (457,255)   (603,692)
                                                      -------------------------------------------------

        Net increase (decrease) in net assets               (344)        (121)   (636,789)   (317,526)
                                                      -------------------------------------------------
          from operations
    Contract Transactions-All Products (note 5)
      Purchase payments                                         0        2,014   1,116,727     361,261
      Transfers between funds                               (347)      (1,396)     232,682       9,947
      Surrenders and terminations                            (83)         (57)   (816,180) (1,084,858)
      Rescissions                                               0         (22)    (28,013)     (8,813)
      Bonus (recapture)                                         0          108      10,614       6,446
      Other transactions (note 2)                             (1)            0     (2,181)     (2,339)
                                                      -------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                       (431)          647     513,649   (718,356)
                                                      -------------------------------------------------
 Increase (decrease) in net assets                          (775)          526   (123,140) (1,035,882)
 Net assets at beginning of period                          2,263        1,737   5,148,481   6,184,363
                                                      -------------------------------------------------
 Net assets at end of period                                1,488        2,263   5,025,341   5,148,481
                                                      -------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002


1.  ORGANIZATION

Allianz Life Variable Account B (Variable Account) is a segregated investment account of Allianz Life Insurance Company of North America (Allianz Life) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established on May 31, 1985 and commenced operations January 24, 1989. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Allianz Life and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Allianz Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Allianz Life may conduct.

The Variable Account's sub-accounts invest, at net asset values, in one or more of select portfolios of AIM Variable Insurance Funds, Inc., The Alger American Fund, Davis Variable Account Fund, Inc., Dreyfus Service Corporation, Franklin Templeton Variable Insurance Products Trust (formerly, Franklin Valuemark Funds), J.P. Morgan Series Trust II, Oppenheimer Variable Account Funds, Pacific Investment Management Company, Prudential Investments Fund Management, LLC, Seligman Portfolios, Inc., USAllianz Advisers, LLC, and Van Kampen Life Investment Trust, in accordance with the selection made by the contract owner. Not all portfolios are available as investment options for the products which comprise the Variable Account. The investment advisers and Specialist Manager for each portfolio are listed in the following table.

     PORTFOLIO                                   INVESTMENT ADVISER                   SPECIALIST MANAGER \ ADVISER
     AIM V.I. Capital Appreciation Fund          AIM Advisors, Inc.                   N\A
     AIM V.I. Growth Fund                        AIM Advisors, Inc.                   N\A
     AIM V.I. International Growth Fund          AIM Advisors, Inc.                   N\A
     AIM V.I. Premier Equity Fund                AIM Advisors, Inc.                   N\A
     Alger American Growth Portfolio             Fred Alger Management, Inc.          N\A
     Alger American Leveraged AllCap Portfolio   Fred Alger Management, Inc.          N\A
     Alger American MidCap Growth Portfolio      Fred Alger Management, Inc.          N\A
     Alger American Small Capitalization         Fred Alger Management, Inc.          N\A
     Portfolio
     Davis VA Financial Portfolio                Davis Selected Advisers, LP          N\A
     Davis VA Real Estate Portfolio              Davis Selected Advisers, LP          N\A
     Davis VA Value Portfolio                    Davis Selected Advisers, LP          N\A
     Dreyfus  Small Cap Stock Index Fund*        The Dreyfus Corporation              N\A
     Dreyfus Stock Index Fund*                   The Dreyfus Corporation              N\A
     Franklin Aggressive Growth Securities       Franklin Advisory Services, LLC      N\A
     Fund*
     Franklin Global Communications Securities   Franklin Advisers, Inc.              N\A
     Fund*
     Franklin Growth and Income Securites Fund*  Franklin Advisers, Inc.              N\A
     Franklin High Income Fund*                  Franklin Advisers, Inc.              N\A
     Franklin Income Securities Fund*            Franklin Advisers, Inc.              N\A
     Franklin Large Cap Growth Securities Fund*  Franklin Advisers, Inc.              N\A
     Franklin Money Market Fund*                 Franklin Advisers, Inc.              N\A
     Franklin Real Estate Fund*                  Franklin Advisers, Inc.              N\A
     Franklin Rising Dividends Securities Fund*  Franklin Advisory Services, LLC      N\A
     Franklin S&P 500 Index Fund*                Franklin Advisers, Inc.              N\A
     Franklin Small Cap Fund *                   Franklin Advisers, Inc.              N\A
     Franklin Small Cap Value Securities Fund*   Franklin Advisory Services, LLC      N\A
     Franklin Technology Securities Fund*        Franklin Advisers, Inc.              N\A
     Franklin U.S. Government Fund *             Franklin Advisory Services, LLC      N\A
     Franklin Zero Coupon - 2005 Fund            Franklin Advisers, Inc.              N\A
     Franklin Zero Coupon - 2010 Fund            Franklin Advisers, Inc.              N\A
     J.P. Morgan International Opportunities     J.P. Morgan Investment Management    N\A
     Portfolio                                   Inc.
     J.P.  Morgan US Disciplined  Equity         J.P. Morgan  Investment  Management  N\A
     Portfolio                                   Inc.
     Mutual Discovery Securities Fund *          Franklin Mutual Advisers, LLC        N\A
     Mutual Shares Securities Fund *             Franklin Mutual Advisers, LLC        N\A



                                       56

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002



1.       ORGANIZATION (CONTINUED)

     PORTFOLIO                                   INVESTMENT ADVISER                   SPECIALIST MANAGER \ ADVISER
     Oppenheimer Global Securities Fund/VA       OppenheimerFunds, Inc.               N\A
     Oppenheimer High Income Fund/VA             OppenheimerFunds, Inc.               N\A
     Oppenheimer Main Street Growth & Income     OppenheimerFunds, Inc.               N\A
     Fund/VA
     PIMCO VIT High Yield Portfolio              Pacific Investment Management        N\A
                                                 Company
     PIMCO VIT StocksPLUS Growth and Income      Pacific Investment Management        N\A
     Portfolio                                   Company
     PIMCO VIT Total Return Portfolio            Pacific Investment Management        N\A
                                                 Company
     Seligman Global Technology Portfolio        J & W Seligman & Co. Inc.            N\A
     Seligman Small Cap Value Portfolio          J & W Seligman & Co. Inc.            N\A
     SP Jennison International Growth            Prudential Investments Fund          N\A
     Portfolio *                                 Management, LLC
     SP Strategic Partners Focused Growth        Prudential Investments Fund          N\A
     Portfolio *                                 Management , LLC
     Templeton Asset Strategy Fund*              Templeton Global Advisors Limited    N\A
     Templeton Developing Markets Securities     Templeton Asset Management Ltd.      N\A
     Fund *
     Templeton Foreign Securities Fund*          Franklin Advisers, Inc.              N\A
     Templeton Global Income Securities Fund*    Franklin Advisers, Inc.              N\A
     Templeton Growth Securities Fund *          Templeton Global Advisors Limited    N\A
     USAZ AIM Basic Value Fund*                  USAllianz Advisers, LLC              A I M Capital Management, Inc.
     USAZ AIM Blue Chip Fund*                    USAllianz Advisers, LLC              A I M Capital Management, Inc.
     USAZ AIM Dent Demographic Trends Fund*      USAllianz Advisers, LLC              A I M Capital Management, Inc.
     USAZ AIM International Equity Fund*         USAllianz Advisers, LLC              A I M Capital Management, Inc.
     USAZ Alliance Capital Growth and Income     USAllianz Advisers, LLC              Alliance Capital Management L.P.
     Fund *
     USAZ Alliance Capital Large Cap Growth      USAllianz Advisers, LLC              Alliance Capital Management L.P.
     Fund *
     USAZ Alliance Capital Technology Fund *     USAllianz Advisers, LLC              Alliance Capital Management L.P.
     USAZ Money Market Fund *                    USAllianz Advisers, LLC              Prudential Investment Management, Inc.
     USAZ Oppenheimer Emerging Growth Fund*      USAllianz Advisers, LLC              OppenheimerFunds, Inc.
     USAZ PIMCO Growth & Income Fund *           USAllianz Advisers, LLC              Allianz Dresdner Asset Management of
                                                                                      America L.P
     USAZ PIMCO Renaissance Fund *               USAllianz Advisers, LLC              Allianz Dresdner Asset Management of
                                                                                      America L.P
     USAZ PIMCO Value Fund *                     USAllianz Advisers, LLC              Allianz Dresdner Asset Management of
                                                                                      America L.P
     USAZ Templeton Developed Markets Fund *     USAllianz Advisers, LLC              Templeton Investment Counsel, LLC.
     USAZ Van Kampen Aggressive Growth Fund *    USAllianz Advisers, LLC              Van Kampen Investment Advisory Corp.
     USAZ Van Kampen Comstock Fund *             USAllianz Advisers, LLC              Van Kampen Asset Management, Inc.
     USAZ Van Kampen Emerging Growth Fund *      USAllianz Advisers, LLC              Van Kampen Asset Management, Inc
     USAZ Van Kampen Growth and Income Fund *    USAllianz Advisers, LLC              Van Kampen Asset Management, Inc.
     USAZ Van Kampen Growth Fund *               USAllianz Advisers, LLC              Van Kampen Investment Advisory Corp.
     Van Kampen LIT Emerging Growth Portfolio *  Van Kampen Asset Management, Inc.    N\A
     Van Kampen LIT Enterprise Portfolio         Van Kampen Asset Management, Inc.    N\A
     Van Kampen LIT Growth and Income Portfolio  Van Kampen Asset Management, Inc.    N\A

        *Portfolio contains class 2 shares which assess 12b-1 fees.


2.     SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002


2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS

Investments of the Variable Account are valued daily at market value using net asset values provided by the investment advisers of the portfolios.

Realized investment gains include realized gain distributions received from the respective portfolios and gains on the sale of portfolio shares as determined by the average cost method. Realized gain distributions are reinvested in the respective portfolios. Dividend distributions received from the portfolios are reinvested in additional shares of the portfolios and are recorded as income to the Variable Account on the ex-dividend date.

Three Fixed Account investment options are available to deferred annuity contract owners. A Flexible Fixed Option is available to Valuemark II, Valuemark III, USAllianz Valuemark IV, USAllianz Rewards, USAllianz Alterity, and USAllianz Charter deferred annuity contract owners. Fixed Period Accounts are available to USAllianz High Five contract owners, and a Dollar Cost Averaging Option is available to Valuemark II, Valuemark III, USAllianz Valuemark IV, USAllianz Rewards, USAllianz Alterity, and USAllianz High Five deferred annuity contract owners. These accounts are comprised of equity and fixed income investments which are part of the general assets of Allianz Life. The liabilities of the Fixed Accounts are part of the general obligations of Allianz Life and are not included in the Variable Account. The guaranteed minimum rate of return on the Fixed Accounts is 3%.

Available investment options, inlcuding the date the investment option was available for each product, as of December 31, 2002 are listed in the following table.




                                         USALLIANZ  USALLIANZ   USALLIANZ  USALLIANZ  USALLIANZ   VALUEMARK    USALLIANZ   VALUEMARK
PORTFOLIO                                 ALTERITY   CHARTER   DIMENSIONS  HIGH FIVE   REWARDS   II AND III   VALUEMARK IV  INCOME
                                                                                                                             PLUS
                                         -------------------------------------------------------------------------------------------
Davis VA Financial Portfolio               2/1/2000  1/26/2001    3/5/2001 10/25/2002   5/5/2000    5/1/2002      5/1/2002  5/1/2002
Davis VA Value Portfolio                   2/1/2000  1/26/2001    3/5/2001 10/25/2002   5/5/2000    5/1/2002      5/1/2002  5/1/2002
Dreyfus Small Cap Stock Index Fund         5/1/2002   5/1/2002    5/1/2002 10/25/2002   5/1/2002    5/1/2002      5/1/2002  5/1/2002
Dreyfus Stock Index Fund                   5/1/2002   5/1/2002    5/1/2002 10/25/2002   5/1/2002    5/1/2002      5/1/2002  5/1/2002
Franklin Global Communications            11/5/2001   1/6/1999   11/5/2001 10/25/2002  11/5/2001   1/24/1989      2/3/1997  7/1/1994
Securities Fund
Franklin Growth and Income Securities      2/1/2000   1/6/1999    3/5/2001 10/25/2002   5/5/2000   1/24/1989      2/3/1997  7/1/1994
Fund
Franklin High Income Fund                 11/5/2001   1/6/1999   11/5/2001 10/25/2002  11/5/2001   1/24/1989      2/3/1997  7/1/1994
Franklin Income Securities Fund           11/5/2001   1/6/1999   11/5/2001 10/25/2002  11/5/2001   1/24/1989      2/3/1997  7/1/1994
Franklin Large Cap Growth Securities      11/5/2001   1/6/1999   11/5/2001 10/25/2002  11/5/2001    5/1/1996      2/3/1997  5/1/1996
Fund
Franklin Real Estate Fund                 11/5/2001   1/6/1999   11/5/2001 10/25/2002  11/5/2001   1/24/1989      2/3/1997  7/1/1994
Franklin Rising Dividends Securities       2/1/2000   1/6/1999    3/5/2001 10/25/2002   5/5/2000   1/27/1992      2/3/1997  7/1/1994
Fund
Franklin S&P 500 Index Fund               11/5/2001   5/1/2001   11/5/2001 10/25/2002  11/5/2001  11/11/1999   11/11/1999 11/11/1999
Franklin Small Cap Fund                    2/1/2000   1/6/1999    3/5/2001 10/25/2002   5/5/2000   11/1/1995      2/3/1997 11/1/1995
Franklin Small Cap Value Securities Fund  11/5/2001   1/6/1999   11/5/2001 10/25/2002  11/5/2001    5/1/1998      5/1/1998  5/1/1998
Franklin U.S. Government Fund              2/1/2000   1/6/1999    3/5/2001 10/25/2002   5/5/2000   3/14/1989      2/3/1997  5/1/2001
Franklin Zero Coupon Fund - 2005          11/5/2001  11/5/2001   11/5/2001 10/25/2002  11/5/2001   3/14/1989      2/3/1997  5/1/2001
Franklin Zero Coupon Fund - 2010          11/5/2001  11/5/2001   11/5/2001 10/25/2002  11/5/2001   3/14/1989      2/3/1997  5/1/2001
Jennison 20/20 Focus Portfolio             5/1/2002   5/1/2002    5/1/2002 10/25/2002   5/1/2002    5/1/2002      5/1/2002  5/1/2002
Mutual Discovery Securities Fund           2/1/2000   1/6/1999    3/5/2001 10/25/2002   5/5/2000   11/8/1996      2/3/1997 11/8/1996
Mutual Shares Securities Fund              2/1/2000   1/6/1999    3/5/2001 10/25/2002   5/5/2000   11/8/1996      2/3/1997 11/8/1996
Oppenheimer Global Securities Fund/VA      2/1/2000  1/26/2001    3/5/2001 10/25/2002   5/5/2000    5/1/2002      5/1/2002  5/1/2002
Oppenheimer High Income Fund/VA            2/1/2000  1/26/2001    3/5/2001 10/25/2002   5/5/2000    5/1/2002      5/1/2002  5/1/2002
Oppenheimer Main Street Growth & Income    2/1/2000  1/26/2001    3/5/2001 10/25/2002   5/5/2000    5/1/2002      5/1/2002  5/1/2002
Fund/VA
PIMCO VIT High Yield Portfolio             2/1/2000  1/26/2001    3/5/2001 10/25/2002   5/5/2000   11/5/2001     11/5/2001 11/5/2001
PIMCO VIT StocksPLUS Growth and Income     2/1/2000  1/26/2001    3/5/2001 10/25/2002   5/5/2000   11/5/2001     11/5/2001 11/5/2001
Portfolio
PIMCO VIT Total Return Portfolio           2/1/2000  1/26/2001    3/5/2001 10/25/2002   5/5/2000   11/5/2001     11/5/2001 11/5/2001
Seligman Small-Cap Value Portfolio         2/1/2000  1/26/2001    3/5/2001 10/25/2002   5/5/2000    5/1/2002      5/1/2002  5/1/2002
SP Jennison International Growth         12/15/2000 12/15/2000    3/5/2001 10/25/2002 12/15/2000  12/15/2000    12/15/2000  5/1/2001
Portfolio
SP Strategic Partners Focused Growth     12/15/2000 12/15/2000    3/5/2001 10/25/2002 12/15/2000  12/15/2000    12/15/2000  5/1/2001
Portfolio
Templeton Developing Markets Securities    2/1/2000   1/6/1999    3/5/2001 10/25/2002   5/5/2000   3/15/1994      2/3/1997  7/1/1994
Fund


                                       58

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002


2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
INVESTMENTS (CONTINUED)



                                         USALLIANZ  USALLIANZ   USALLIANZ   USALLIANZ  USALLIANZ   VALUEMARK    USALLIANZ  VALUEMARK
PORTFOLIO                                 ALTERITY   CHARTER   DIMENSIONS   HIGH FIVE   REWARDS   II AND III  VALUEMARK IV  INCOME
                                                                                                                             PLUS
                                         -------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund         11/5/2001   1/6/1999   11/5/2001  10/25/2002  11/5/2001   1/27/1992     2/3/1997  7/1/1994
Templeton Growth Securities Fund           2/1/2000   1/6/1999    3/5/2001  10/25/2002   5/5/2000   3/15/1994     2/3/1997  7/1/1994
USAZ AIM Basic Value Fund                  5/1/2002   5/1/2002    5/1/2002  10/25/2002   5/1/2002    5/1/2002     5/1/2002  5/1/2002
USAZ AIM Blue Chip Fund                    5/1/2002   5/1/2002    5/1/2002  10/25/2002   5/1/2002    5/1/2002     5/1/2002  5/1/2002
USAZ AIM Dent Demographic Trends Fund      5/1/2002   5/1/2002    5/1/2002  10/25/2002   5/1/2002    5/1/2002     5/1/2002  5/1/2002
USAZ AIM International Equity Fund         5/1/2002   5/1/2002    5/1/2002  10/25/2002   5/1/2002    5/1/2002     5/1/2002  5/1/2002
USAZ Alliance Capital Growth and Income   11/6/2001  11/5/2001   11/5/2001  10/25/2002  11/5/2001   11/5/2001    11/5/2001 11/5/2001
Fund
USAZ Alliance Capital Large Cap Growth    11/6/2001  11/5/2001   11/5/2001  10/25/2002  11/5/2001   11/5/2001    11/5/2001 11/5/2001
Fund
USAZ Alliance Capital Technology Fund     11/6/2001  11/5/2001   11/5/2001  10/25/2002  11/5/2001   11/5/2001    11/5/2001 11/5/2001
USAZ Money Market Fund                     2/1/2000  11/5/2001    3/5/2001  10/25/2002   5/5/2001   11/5/2001    11/5/2001 11/5/2001
USAZ Oppenheimer Emerging Growth Fund      5/1/2002   5/1/2002    5/1/2002    5/1/2002   5/1/2002    5/1/2002     5/1/2002  5/1/2002
USAZ PIMCO Growth and Income Fund         11/6/2001  11/5/2001   11/5/2001  10/25/2002  11/5/2001   11/5/2001    11/5/2001 11/5/2001
USAZ PIMCO Renaissance Fund               11/6/2001  11/5/2001   11/5/2001  10/25/2002  11/5/2001   11/5/2001    11/5/2001 11/5/2001
USAZ PIMCO Value Fund                     11/6/2001  11/5/2001   11/5/2001  10/25/2002  11/5/2001   11/5/2001    11/5/2001 11/5/2001
USAZ Templeton Developed Markets Fund     11/6/2001  11/5/2001   11/5/2001  10/25/2002  11/5/2001   11/5/2001    11/5/2001 11/5/2001
USAZ Van Kampen Aggressive Growth Fund     5/1/2001   5/1/2001    5/1/2001  10/25/2002   5/1/2001    5/1/2001     5/1/2001  5/1/2001
USAZ Van Kampen Comstock Fund              5/1/2001   5/1/2001    5/1/2001  10/25/2002   5/1/2001    5/1/2001     5/1/2001  5/1/2001
USAZ Van Kampen Emerging Growth Fund       5/1/2001   5/1/2001    5/1/2001  10/25/2002   5/1/2001    5/1/2001     5/1/2001  5/1/2001
USAZ Van Kampen Growth and Income Fund     5/1/2001   5/1/2001    5/1/2001  10/25/2002   5/1/2001    5/1/2001     5/1/2001  5/1/2001
USAZ Van Kampen Growth Fund                5/1/2001   5/1/2001    5/1/2001  10/25/2002   5/1/2001    5/1/2001     5/1/2001  5/1/2001

During the years ended December 31, 2002 and 2001, several portfolios changed their name as summarized, with the effective date of the change, in the following table.


CURRENT PORTFOLIO NAME                             PRIOR PORTFOLIO NAME                               EFFECTIVE DATE
Seligman Global Technology Portfolio               Seligman Global Technology Fund                    May 1, 2001
Seligman Small Cap Value Portfolio                 Seligman Small Cap Value Fund                      May 1, 2001
SP Jennison International Growth Portfolio         SP Jennison International Growth Fund              May 1, 2001
SP Strategic Partners Focused Growth Portfolio     SP Strategic Partners Focused Growth Fund          May 1, 2001
AZOA VIP Diversified Assets Fund                   USAllianz VIP Diversified Assets Fund              November 5, 2001
AZOA VIP Fixed Income Fund                         USAllianz VIP Fixed Income Fund                    November 5, 2001
AZOA VIP Global Opportunities Fund                 USAllianz VIP Global Opportunities Fund            November 5, 2001
AZOA VIP Growth Fund                               USAllianz VIP Growth Fund                          November 5, 2001
AZOA VIP Money Market Fund                         USAllianz VIP Money Market Fund                    November 5, 2001
USAZ American Growth Fund                          USAllianz American Growth Fund                     November 5, 2001
USAZ Growth Fund                                   USAllianz Strategic Growth Fund                    November 5, 2001
USAZ Van Kampen Growth Fund                        USAllianz Capital Growth Fund                      November 5, 2001
USAZ Van Kampen Growth and Income Fund             USAllianz Growth and Income Fund                   November 5, 2001
USAZ Van Kampen Aggressive Growth Fund             USAllianz Aggressive Growth Fund                   November 5, 2001
USAZ Van Kampen Comstock Fund                      USAllianz Comstock Fund                            November 5, 2001
Van Kampen LIT Emerging Growth Portfolio           Van Kampen LIT Emerging Growth                     November 5, 2001
AIM V.I. International Growth Fund                 AIM International Equity Fund                      May 1, 2002
AIM V.I. Premier Equity Fund                       AIM V.I. Value Fund                                May 1, 2002


                                       59


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002


2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
INVESTMENTS (CONTINUED)

CURRENT PORTFOLIO NAME                             PRIOR PORTFOLIO NAME                               EFFECTIVE DATE
Franklin Small Cap Value Securities Fund           Franklin Value Securities Fund                     May 1, 2002
PIMCO VIT High Yield Portfolio                     PIMCO VIT High Yield Bond Portfolio                May 1, 2002
PIMCO VIT Total Return Portfolio                   PIMCO VIT Total Return Bond Portfolio              May 1, 2002
Templeton Foreign Securities Fund                  Templeton International Securities Fund            May 1, 2002
USAZ Money Market Fund                             AZOA VIP Money Market Fund                         May 1, 2002
USAZ Van Kampen Emerging Growth Fund               USAZ American Growth Fund                          May 1, 2002

During the years ended December 31, 2002 and 2001, several portfolios were closed to new money. The portfolio names and effective date of the closures are summarized in the following table.


PORTFOLIO                                               DATE CLOSED
Alger American Growth Portfolio                         May 1,2001
Alger American Leveraged AllCap Portfolio               May 1,2001
Van Kampen LIT Enterprise Portfolio                     May 1,2001
Van Kampen LIT Growth and Income Portfolio              May 1,2001
AIM V.I. Growth Fund                                    November 5, 2001
Alger American Small Capitalization Portfolio           November 5, 2001
Davis VA Real Estate Portfolio                          November 5, 2001
Franklin Aggressive Growth Securities Fund              November 5, 2001
Franklin Global Health Care Securities Fund             November 5, 2001
Franklin Money Market Fund                              November 5, 2001
Franklin Natural Resources Securities Fund              November 5, 2001
Franklin Technology Securities Fund                     November 5, 2001
J.P. Morgan International Opportunities Portfolio       November 5, 2001
J.P. Morgan US Disciplined Equity Portfolio             November 5, 2001
Templeton Asset Strategy Fund                           November 5, 2001
Templeton Global Income Securities Fund                 November 5, 2001
Templeton International Smaller Companies Fund          November 5, 2001
AZOA VIP Diversified Assets Fund                        May 1, 2002
AZOA VIP Fixed Income Fund                              May 1, 2002
AZOA VIP Global Opportunities Fund                      May 1, 2002
AZOA VIP Growth Fund                                    May 1, 2002
USAZ Growth Fund                                        May 1, 2002
Van Kampen LIT Emerging Growth Portfolio                May 1, 2002
AIM V. I. Capital Appreciation Fund                     May 1, 2002
AIM V. I. International Growth Fund                     May 1, 2002
AIM V. I. Premier Equity Fund                           May 1, 2002
Alger American MidCap Growth Portfolio                  May 1, 2002
Franklin  S&P 500 Index Fund                            May 1, 2002
Seligman Global Technology Fund                         May 1, 2002


During the years ended December 31, 2002 and 2001, several portfolios merged. The portfolio names and effective date of the mergers are summarized in the following table.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
INVESTMENTS (CONTINUED)

CLOSED PORTFOLIO                                        RECEIVING PORTFOLIO                             DATE MERGED
Templeton Pacific Growth Fund                           Templeton International Securities Fund         March 29, 2001
Franklin Global Health Care Securities                  Franklin Small Cap Fund                         May 1, 2002
Templeton International Smaller Companies               Templeton Foreign Securities Fund               May 1, 2002
Franklin Natural Resources Securities                   Franklin Growth and Income Securities Fund      May 1, 2002
AZOA VIP Growth Fund                                    USAZ Van Kampen Emerging Growth Fund            November 15, 2002
AZOA VIP Global Opportunities Fund                      USAZ Templeton Developed Markets Fund           November 15, 2002
AZOA VIP Fixed Income Fund                              PIMCO VIT Total Return Portfolio                November 15, 2002
AZOA VIP Diversified Assets Fund                        PIMCO VIT Total Return Portfolio                November 15, 2002
USAZ Growth Fund                                        USAZ Van Kampen Aggressive Growth Fund          November 15, 2002


CONTRACTS IN ANNUITY PAYMENT PERIOD

Annuity reserves are computed for currently payable contracts according to the 1983 Individual Annuity Mortality Table, using an assumed investment return
(AIR) equal to the AIR of the specific contracts, either 3%, 5%, or 7%. Charges to annuity reserves for mortality and risk expense are reimbursed to Allianz Life if the reserves required are less than originally estimated. If additional reserves are required, Allianz Life reimburses the account.

PREMIUM BONUS

A premium bonus is awarded to the contract owner of the USAllianz Rewards product at the time of deposit. The bonus paid is based on the following schedule.

     NET DEPOSIT                        BONUS PAID
     $15,000 to 24,999                       4%
     $25,000 to 99,999                       5%
     $100,000 to 999,999                     6%
     $1,000,000 to 4.999 million             7%
     $5,000,000 or more                      8%

The bonus is vested over three years, therefore if the contract owner surrenders the policy before the full vesting period a portion of the bonus can be lost. The accumulated gain/loss on the bonus is 100% vested as it is earned. The vesting rates are presented in the following schedule.

     MONTHS FOLLOWING DEPOSIT          AMOUNT VESTED
     0 to 12                                0%
     13 to 24                               35%
     25 to 36                               70%
     37+                                   100%


EXPENSES

ASSET BASED EXPENSES

A mortality and expense risk charge and an administrative charge are deducted from the Variable Account on a daily basis. The charges, on an annual basis, are summarized in the following table.

                                                                      Mortality and Expense        Administrative
CONTRACT                                                                   RISK CHARGE                 CHARGE
USAllianz Alterity Traditional - Option 1                                     1.25%                     0.15%
USAllianz Alterity Traditional - Option 2                                     1.45%                     0.15%
USAllianz Alterity - Enhanced                                                 1.75%                     0.15%
USAllianz Alterity  Optional - Option 1                                       1.55%                     0.15%
USAllianz Alterity  Optional - Option 2                                       1.75%                     0.15%
USAllianz Charter - Traditional                                               1.00%                     0.15%
USAllianz Charter - Enhanced                                                  1.20%                     0.15%
USAllianz Dimensions - Plan 1                                                 1.35%                     0.15%
USAllianz Dimensions - Plan 2                                                 1.55%                     0.15%
USAllianz Dimensions - Plan 3                                                 1.65%                     0.15%
USAllianz Dimensions - Plan 4                                                 1.85%                     0.15%


                                       61

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)

                                                                      Mortality and Expense        Administrative
CONTRACT                                                                   RISK CHARGE                 CHARGE
USAllianz Dimensions - Plan 5                                                 1.65%                     0.15%
USAllianz Dimensions - Plan 6                                                 1.75%                     0.15%
USAllianz High Five Traditional                                               1.25%                     0.15%
USAllianz High Five Enhanced                                                  1.45%                     0.15%
USAllianz Rewards - Traditional Option 1                                      1.50%                     0.15%
USAllianz Rewards - Traditional Option 2                                      1.80%                     0.15%
USAllianz Rewards - Enhanced Option 1                                         1.70%                     0.15%
USAllianz Rewards - Enhanced Option 2                                         1.80%                     0.15%
USAllianz Rewards - Enhanced Option 3                                         2.00%                     0.15%
Valuemark II & III                                                            1.25%                     0.15%
USAllianz Valuemark IV - Death Benefit Option 1 & 2 with standard             1.34%                     0.15%
contract charges
USAllianz Valuemark IV - Death Benefit Option 3 with standard                 1.44%                     0.15%
contract charges.
USAllianz Valuemark IV - Death Benefit Option 1 & 2 with GMIB                 1.64%                     0.15%
USAllianz Valuemark IV - Death Benefit Option 3 with GMIB.                    1.74%                     0.15%
Valuemark Income Plus                                                         1.25%                     0.15%

The M&E charge and administrative charge for USAllianz Alterity can be summarized as follows:

USAllianz Alterity provides a Traditional Guaranteed Minimum Protection Benefit (Traditional GMPB). The contract holder can elect the Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB), the Enhanced Guaranteed Minimum Income Benefit (Enhanced GMIB) or both (together, Enhanced Guaranteed Minimum Protection Benefit (Enhanced GMPB). These features provide for a guaranteed death benefit and a guaranteed annuity income benefit (which provides for guaranteed minimum payments during the Payout Phase.)



                                                        Charges for     Charges for
                                                       Contract with     Contract
(INCLUDES 0.15% OF ADMINISTRATION CHARGE)               TRADITIONAL        with
                                                            GMIB       ENHANCED GMIB

Traditional Guaranteed Minimum Death Benefit               1.40%           1.70%
                                                        (Traditional    (Optional -
                                                        - Option 1)      Option 1)


Earnings Protection Guaranteed Minimum Death Benefit       1.60%           1.90%
                                                        (Traditional    (Optional -
                                                         -Option 2)      Option 2)

Enhanced Guaranteed Minimum Death Benefit                  1.70%           1.90%
                                                        (Optional -      (Enhanced)
                                                         Option 1)




The M&E charge and administrative charge for USAllianz Rewards can be summarized as follows:

USAllianz Rewards provides a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB). The contract holder can elect the Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB), the Enhanced Guaranteed Minimum Income Benefit (Enhanced GMIB) or both (together, Enhanced Guaranteed Minimum Death Benefit/Enhanced Guaranteed Minimum Income Benefit). These features provide for a guaranteed death benefit and a guaranteed annuity income benefit (which provides for guaranteed minimum payments during the Payout Phase.) The enhanced GMIB is only available to contracts purchased on or after September 27, 2002.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)

                                                                             Charges for
                                                        Charges for        Contract without       Charges for
(includes 0.15% of administration charge)             Contract without        Enhanced           Contract with
                                                       Enhanced GMIB*           GMIB             Enhanced GMIB
---------------------------------------------------- -------------------- ------------------- ---------------------
Traditional Guaranteed Minimum Death Benefit                                    1.65%                1.95%
                                                                          (Traditional-Option 1)  (Traditional-Option 2)
Enhanced Guaranteed Minimum Death Benefit
                                                            1.85%               1.95%                2.15%
                                                   (Enhanced - Option 1)  (Enhanced-Option 2)    (Enhanced-Option 3)

     *Enhanced GMDB (pre 9/27/02)

USAllianz Dimensions offers guaranteed value protection (GVP). The base option of the GVP is the guaranteed principal protector (GPP) which will guarantee the return of principal adjusted for withdrawals. The second option includes the GPP as well as a guaranteed performance accumulator (GPA) which will guarantee locked in gains every ten years, with the minimum guarantee of two times the principal adjusted for withdrawals, at the 20th anniversary.

Along with the guaranteed value protection, USAllianz Dimensions offers three different types of guaranteed minimum death benefits (GMDB). The base coverage GMDB is the return of principal (ROP) which will guarantee the greater of the contract value or principal adjusted for withdrawals. The double principal GMDB guarantees the greater of ROP or highest contract anniversary value through age 80 in contract years one to five. After the fifth contract year, it will guarantee two times the principal adjusted for withdrawals. The last option is the earnings protection GMDB which will guarantee the greater of the ROP, or the contract value plus an additional 40% (25%, if issue age is greater than 70) of gain on the contract, this amount will be limited to the amount of principal adjusted for withdrawals.

The mortality and expense charge and administration charge for USAllianz Dimensions can be summarized as follows:

                                                  Return of                     Earnings
                    (INCLUDES 0.15% OF            Principal       Double       Protection
                    ADMINISTRATION CHARGE)          GMDB      Principal GMDB      GMDB
                    ---------------------------- ------------ --------------- -------------
                    Guaranteed Principal           1.50%         1.80%          1.70%
                    Protector (GPP)               (Plan 1)       (Plan 3)       (Plan 5)

                    Guaranteed Principal            1.70%         2.00%           1.90%
                    Accumulator (GPA)             (Plan 2)       (Plan 4)       (Plan 6)

USAllianz Dimensions also includes a pay only with performance provision. If the contract earns less than a 10% gross return (prior to the mortality and expense charge and administration charge) in one year, the contract owner does not have to pay a GVP charge. If the contract earns greater than a 10% gross return in one year, the contract owner will pay an additional 2% to 3% GVP charge.

USAllianz High Five provides for Living Gaurantees. These guarantees are the Guaranteed Account Value Benefit (GAV Benefit), the Guaranteed Minimum Income Benefit (GMIB) and the Guaranteed Withdrawal Benefit. There are no additional fees and charges associated with these guarantees. The GAV Benefit guarantees that beginning on your fifth contract anniversary, and on each subsequent contract anniversary until the contract terminates or you begin receiving annuity payments, your contract value will be at least an amount we call the Guaranteed Account Value (GAV) from five years ago, reduced by subsequent withdrawals. The GAV Benefit does not provide any protection until the fifth and subsequent contract anniversaries, and does not lock in any investment gains until at least five years after they occur. The GMIB guarantees a minimum level of income through annuity payments after the fifth contract year. The Guaranteed Withdrawal Benefit guarantees a minimum level of income through partial withdrawals.

Along with the Living Guarantees, USAllianz High Five provides a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB), or a Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB). These features provide for a guaranteed death benefit.

The mortality and expense charge and administration charge for USAllianz High Five can be summarized as follows:

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


EXPENSES (CONTINUED)




     Guaranteed Income and Death
     BENEFIT OPTIONS             ANNUAL EXPENSES   BENEFIT

     Traditional GMDB                 1.40%        The Death Benefit less any premium tax, will be the greater of the contract value or the cummulative purchase payments less partial withdrawals.
     Enhanced GMDB                    1.60%        The Death Benefit less any premium tax will be the greatest of the following amounts. The contract value, highest contract anniversary value up to age 80; or
                                                   purchase payments less partial withdrawals.


High Five contract owners that transfer or withdraw contract value from a fixed period account at any time other than the initial period indicated in the contract or 30 days before the end of the account period will have the value of the withdrawal or transfer adjusted based on a formula called a Market Value Adjustment or MVA. The Market Value Adjustment formula compares the interest rates credited at the time of investment, to interest rates being credited when the withdrawal or transfer is made. The amount of any Market Value Adjustment can be either positive or negative, depending on the rates that are currently being credited on Fixed Period Accounts.


USAllianz Valuemark IV offers the following  Guaranteed Income and Death Benefit
Options:



Guaranteed Income and Death
BENEFIT OPTIONS              ANNUAL EXPENSES   BENEFIT

Death Benefit Option 1 with       1.49%        The Income and Death Benefit Option 1 provides the greater of the highest 6th year
standard contract charges.                     contract anniversary up to age 80; 5% annual increasing death benefit up to age 80;
                                               contract     value;    or  purchase   payments  less withdrawals for contracts
                                               in the accumulation  phase.
Death Benefit Option 2 with       1.49%        The Income and Death Benefit Option 2 provides the greater of the highest contract
standard contract charges.                     anniversary value up to age 80; contract value; or purchase payments less withdrawals for contracts in the accumulation phase.
Death Benefit Option 3 with       1.59%        The Earnings Protection Death Benefit and Enhanced Income Benefit Option 3
standard contract charges.                     guarantees the greater of purchase payments less withdrawals or contract value +40%
                                               of gains (25% if issue age is 70 or older), for contracts in the accumulation phase. (Gains are capped at principal)
Death Benefit Option 1 with       1.79%        The Income and Death Benefit Option 1 provides the greater of the highest 6th year
GMIB                                           contract anniversary up to age 80; 5% annual increasing death benefit up to age 80;
                                               contract     value;    or  purchase   payments  less  withdrawals for contracts
                                               in  the  accumulation  or  payout phase.
Death Benefit Option 2 with       1.79%        The Income and Death Benefit Option 2 provides the greater of the highest contract
GMIB                                           anniversary value up to age 80; contract value; or purchase payments less withdrawals for contracts in the accumulation or payout phase.
Death Benefit Option 3 with       1.89%        The Earnings Protection Death Benefit and Enhanced Income Benefit Option 3
GMIB.                                          guarantees the greater of purchase payments less withdrawals or contract value +40%
                                               of gains (25% if issue age is 70 or older), for contracts in the accumulation or payout phase. (Gains are capped at principal)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)


Total mortality and expense risk charges and administrative charges (in thousands) for the year ended December 31, 2002 are listed in the following table:


                                                                                                                     ALGER
                                                       AIM V.I.                 AIM V.I.    AIM V.I.       ALGER     AMERICAN
                                                        CAPITAL                INTERNATIONAL PREMIER     AMERICAN    LEVERAGED
                                                      APPRECIATION  AIM V.I.     GROWTH      EQUITY       GROWTH      ALLCAP
                                                         FUND     GROWTH FUND     FUND        FUND      PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------
 Expenses:
    Mortality and expense risk and administrative charges:
      Alterity Traditional - Option 1                          14           12           6          20            6           5
      Alterity Traditional - Option 2                           0            0           0           1            0           0
      Alterity Enhanced                                        50           15          15          56            8           5
      Alterity Optional - Option 1                             28           15          14          53            6           4
      Alterity Optional - Option 2                              3            0           0           4            0           0
      Dimensions - Option 1                                     0            0           0           0            0           0
      Dimensions - Option 2                                     0            0           0           0            0           0
      Dimensions - Option 3                                     0            2           0           3            0           0
      Dimensions - Option 4                                     1            0           1           1            0           0
      Dimensions - Option 5                                     0            0           0           0            0           0
      Dimensions - Option 6                                     0            0           0           0            0           0
      High Five Traditional                                     0            0           0           0            0           0
      High Five Enhanced                                        0            0           0           0            0           0
      Rewards Traditional - Option 1                           38           24          20          46           31          15
      Rewards Traditional - Option 2                            0            0           0           0            0           0
      Rewards Enhanced - Option 1                              38           17           4          29           18           6
      Rewards Enhanced - Option 2                               0            0           0           0            0           0
      Rewards Enhanced - Option 3                               0            0           0           0            0           0
      Valuemark II & III                                        0           79           0           0           94          40
      Valuemark IV - Option 1                                   0           96           0           0           97          43
      Valuemark IV - Option 2                                   0            0           0           0            0           0
      Valuemark IV - Option 3                                   0            0           0           0            0           0
      Valuemark IV - Option 4                                   0            0           0           0            0           0
      Charter Traditional                                       0            1           6           2            0           0
      Charter Enhanced                                          0            0           1           3            0           0
                                                      --------------------------------------------------------------------------
    Total Expenses                                            172          261          67         218          260         118
                                                      --------------------------------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)


Total mortality and expense risk charges and administrative charges (in thousands) for the year ended December 31, 2002 are listed in the following table:


                                                       ALGER          ALGER     AZOA VIP    AZOA VIP     AZOA VIP    AZOA VIP
                                AMERICAN AMERICAN
                                                        MIDCAP       SMALL     DIVERSIFIED    FIXED       GLOBAL
                                                        GROWTH    CAPITALIZATIO  ASSETS      INCOME    OPPORTUNITIES  GROWTH
                                                       PORTFOLIO   PORTFOLIO   N  FUND        FUND         FUND        FUND
                                                      --------------------------------------------------------------------------
 Expenses:
    Mortality and expense risk and administrative charges:
      Alterity Traditional - Option 1                          25            1          12          24            1           1
      Alterity Traditional - Option 2                           0            0           0           0            0           0
      Alterity Enhanced                                        66            8          29          14            1           7
      Alterity Optional - Option 1                             80            5           7          18            2           5
      Alterity Optional - Option 2                              6            0           2           0            0           0
      Dimensions - Option 1                                     0            0           0           0            0           0
      Dimensions - Option 2                                     0            0           0           0            0           0
      Dimensions - Option 3                                     2            0           0           0            0           0
      Dimensions - Option 4                                     1            0           0           0            1           2
      Dimensions - Option 5                                     0            0           0           1            0           0
      Dimensions - Option 6                                     0            0           0           0            0           0
      High Five Traditional                                     0            0           0           0            0           0
      High Five Enhanced                                        0            0           0           0            0           0
      Rewards Traditional - Option 1                           42            5           8          16            1           8
      Rewards Traditional - Option 2                            0            0           0           0            0           0
      Rewards Enhanced - Option 1                              51            4          11          16            1          14
      Rewards Enhanced - Option 2                               0            0           0           0            0           0
      Rewards Enhanced - Option 3                               0            0           0           0            0           0
      Valuemark II & III                                        0            0           6          21            1           3
      Valuemark IV - Option 1                                   0            0          12          21            1           6
      Valuemark IV - Option 2                                   0            0           0           0            0           0
      Valuemark IV - Option 3                                   0            0           0           0            0           0
      Valuemark IV - Option 4                                   0            0           0           0            0           0
      Charter Traditional                                       2            0           0           1            0           0
      Charter Enhanced                                          3            0           0           2            0           0
                                                      --------------------------------------------------------------------------
    Total Expenses                                            278           23          87         134            9          46
                                                      --------------------------------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002


2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)


Total mortality and expense risk charges and administrative charges (in thousands) for the year ended December 31, 2002 are listed in the following table:


                                                       DAVIS VA     DAVIS VA    DAVIS VA    DREYFUS       DREYFUS    FRANKLIN
                                                                                                                    AGGRESSIVE
                                                                                            SMALL CAP                 GROWTH
                                                       FINANCIAL  REAL ESTATE     VALUE       STOCK    STOCK INDEX  SECURITIES
                                                       PORTFOLIO   PORTFOLIO    PORTFOLIO  INDEX FUND      FUND        FUND
                                                      --------------------------------------------------------------------------
 Expenses:
    Mortality and expense risk and administrative charges:
      Alterity Traditional - Option 1                          14            4          44           2            6           0
      Alterity Traditional - Option 2                           0            0           1           0            0           0
      Alterity Enhanced                                        78           11         172          38           90           0
      Alterity Optional - Option 1                             37           31         125          16           48           0
      Alterity Optional - Option 2                              9            0          15           2            9           0
      Dimensions - Option 1                                     0            0           1           0            0           0
      Dimensions - Option 2                                     0            0           0           0            0           0
      Dimensions - Option 3                                     0            0           1           0            0           0
      Dimensions - Option 4                                     1            0           2           0            0           0
      Dimensions - Option 5                                     0            0           1           0            0           0
      Dimensions - Option 6                                     0            0           0           0            0           0
      High Five Traditional                                     0            0           0           0            0           0
      High Five Enhanced                                        0            0           0           0            0           0
      Rewards Traditional - Option 1                           32           19          94           1            8           0
      Rewards Traditional - Option 2                            1            0           1           1            1           0
      Rewards Enhanced - Option 1                              32            8          45           1            5           0
      Rewards Enhanced - Option 2                               0            0           0           0            0           0
      Rewards Enhanced - Option 3                               1            0           3           2            4           0
      Valuemark II & III                                        0            0           4           2           14          31
      Valuemark IV - Option 1                                   0            0           5           2           20          31
      Valuemark IV - Option 2                                   1            0           2           1            1           0
      Valuemark IV - Option 3                                   0            0           0           0            0           0
      Valuemark IV - Option 4                                   0            0           0           0            1           0
      Charter Traditional                                       2            0           7           0            1           0
      Charter Enhanced                                          1            0           7           0            0           0
                                                      --------------------------------------------------------------------------
    Total Expenses                                            209           73         530          68          208          62
                                                      --------------------------------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002


2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)


Total mortality and expense risk charges and administrative charges (in thousands) for the year ended December 31, 2002 are listed in the following table:


                                                       FRANKLIN     FRANKLIN    FRANKLIN    FRANKLIN     FRANKLIN    FRANKLIN
                                                        GLOBAL       GLOBAL    GROWTH AND                            LARGE CAP
                                                    COMMUNICATIONS HEALTH CARE   INCOME       HIGH        INCOME      GROWTH
                                                      SECURITIES   SECURITIES  SECURITIES    INCOME     SECURITIES  SECURITIES
                                                        FUND           FUND       FUND        FUND         FUND         FUND
                                                      --------------------------------------------------------------------------
 Expenses:
    Mortality and expense risk and administrative charges:
      Alterity Traditional - Option 1                           0            0          44           7           10           9
      Alterity Traditional - Option 2                           0            0           3           0            0           0
      Alterity Enhanced                                         5            0         100          13           46          42
      Alterity Optional - Option 1                              1            0          80           7           21          29
      Alterity Optional - Option 2                              1            0          10           3            7           6
      Dimensions - Option 1                                     0            0           0           0            0           0
      Dimensions - Option 2                                     0            0           0           0            0           0
      Dimensions - Option 3                                     0            0           6           1            0           1
      Dimensions - Option 4                                     0            0           1           0            0           1
      Dimensions - Option 5                                     0            0           0           0            0           0
      Dimensions - Option 6                                     0            0           0           0            0           0
      High Five Traditional                                     0            0           0           0            0           0
      High Five Enhanced                                        0            0           0           0            0           0
      Rewards Traditional - Option 1                            0            0          44           5           14           8
      Rewards Traditional - Option 2                            0            0           1           0            1           2
      Rewards Enhanced - Option 1                               1            0          43           4           11           7
      Rewards Enhanced - Option 2                               0            0           0           0            0           0
      Rewards Enhanced - Option 3                               0            0           2           0            1           2
      Valuemark II & III                                    1,994           55       5,442         981        4,827       1,470
      Valuemark IV - Option 1                                 230           45       1,681         654        1,389       1,483
      Valuemark IV - Option 2                                   0            0           6           3           14           3
      Valuemark IV - Option 3                                   0            0           0           0            0           0
      Valuemark IV - Option 4                                   0            0           2           1            1           0
      Charter Traditional                                       2            1          10           4           23           8
      Charter Enhanced                                          1            0           4           2           10           3
                                                      --------------------------------------------------------------------------
    Total Expenses                                          2,235          101       7,479       1,685        6,375       3,074
                                                      --------------------------------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002



2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)


Total mortality and expense risk charges and administrative charges (in thousands) for the year ended December 31, 2002 are listed in the following table:


                                                       FRANKLIN     FRANKLIN    FRANKLIN    FRANKLIN     FRANKLIN    FRANKLIN
                                                                    NATURAL                  RISING
                                                         MONEY     RESOURCES      REAL      DIVIDENDS
                                                        MARKET     SECURITIES    ESTATE    SECURITIES    S&P 500     SMALL CAP
                                                         FUND         FUND        FUND        FUND      INDEX FUND     FUND
                                                      --------------------------------------------------------------------------
 Expenses:
    Mortality and expense risk and administrative charges:
      Alterity Traditional - Option 1                           0            0          17          46            4          29
      Alterity Traditional - Option 2                           0            0           0           1            0           0
      Alterity Enhanced                                         0            0          72         185           49         125
      Alterity Optional - Option 1                              0            0          49         122           32          70
      Alterity Optional - Option 2                              0            0          17          20            5          10
      Dimensions - Option 1                                     0            0           0           0            0           0
      Dimensions - Option 2                                     0            0           0           0            0           0
      Dimensions - Option 3                                     0            0           0           1            1           2
      Dimensions - Option 4                                     0            0           1           1            0           0
      Dimensions - Option 5                                     0            0           0           0            0           0
      Dimensions - Option 6                                     0            0           0           0            0           0
      High Five Traditional                                     0            0           0           0            0           0
      High Five Enhanced                                        0            0           0           0            0           0
      Rewards Traditional - Option 1                            0            0          14          91           12          47
      Rewards Traditional - Option 2                            0            0           1           2            0           1
      Rewards Enhanced - Option 1                               0            0          12          64            3          33
      Rewards Enhanced - Option 2                               0            0           0           1            0           0
      Rewards Enhanced - Option 3                               0            0           3           5            0           2
      Valuemark II & III                                    1,413           84       1,148       3,078          219       1,446
      Valuemark IV - Option 1                                 530           26         519       1,149          196       1,190
      Valuemark IV - Option 2                                   0            0           2           5            3           2
      Valuemark IV - Option 3                                   0            0           0           0            0           0
      Valuemark IV - Option 4                                   0            0           1           1            0           1
      Charter Traditional                                       4            0          15          11            1          12
      Charter Enhanced                                          1            0           3           6            0           4
                                                      --------------------------------------------------------------------------
    Total Expenses                                          1,948          110       1,874       4,789          525       2,974
                                                      --------------------------------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)


Total mortality and expense risk charges and administrative charges (in thousands) for the year ended December 31, 2002 are listed in the following table:


                                                       FRANKLIN     FRANKLIN    FRANKLIN    FRANKLIN     FRANKLIN       J.P.
                                                       SMALL CAP                                                      MORGAN
                                                         VALUE     TECHNOLOGY     U.S.        ZERO                  INTERNATIONAL
                                                      SECURITIES   SECURITIES  GOVERNMENT    COUPON    ZERO COUPON  OPPORTUNITIES
                                                         FUND         FUND        FUND      FUND 2005   FUND 2010    PORTFOLIO
                                                      --------------------------------------------------------------------------
 Expenses:
    Mortality and expense risk and administrative charges:
      Alterity Traditional - Option 1                          11            0          67           7            8           3
      Alterity Traditional - Option 2                           0            0           2           0            0           0
      Alterity Enhanced                                        63            0         232          20           22           0
      Alterity Optional - Option 1                             31            0         133           9            8           2
      Alterity Optional - Option 2                              6            0          19           2            3           0
      Dimensions - Option 1                                     0            0           1           0            0           0
      Dimensions - Option 2                                     0            0           0           0            0           0
      Dimensions - Option 3                                     2            0           7           0            0           0
      Dimensions - Option 4                                     0            0           5           0            0           0
      Dimensions - Option 5                                     0            0           0           0            0           0
      Dimensions - Option 6                                     0            0           0           0            0           0
      High Five Traditional                                     0            0           0           0            0           0
      High Five Enhanced                                        0            0           0           0            0           0
      Rewards Traditional - Option 1                           11            0         142          14           21           3
      Rewards Traditional - Option 2                            0            0           3           1            1           0
      Rewards Enhanced - Option 1                               6            0         109           6           13           3
      Rewards Enhanced - Option 2                               0            0           2           1            0           0
      Rewards Enhanced - Option 3                               1            0          11           1            2           0
      Valuemark II & III                                      247           20       3,706         528          427           0
      Valuemark IV - Option 1                                 225           21       1,177         219          241           0
      Valuemark IV - Option 2                                   3            0           9           1            1           0
      Valuemark IV - Option 3                                   0            0           0           0            3           0
      Valuemark IV - Option 4                                   2            0           4           0            2           0
      Charter Traditional                                       5            0          33           5            4           0
      Charter Enhanced                                          1            0          15           1            0           0
                                                      --------------------------------------------------------------------------
    Total Expenses                                            614           41       5,677         815          756          11
                                                      --------------------------------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002


2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)


Total mortality and expense risk charges and administrative charges (in thousands) for the year ended December 31, 2002 are listed in the following table:


                                                         J.P.
                                                        MORGAN
                                                         U.S.                   MUTUAL      MUTUAL    OPPENHEIMER  OPPENHEIMER
                                                      DISCIPLINED  JENNISON    DISCOVERY    SHARES       GLOBAL       HIGH
                                                        EQUITY    20/20 FOCUS  SECURITIES  SECURITIES   SECURITIES    INCOME
                                                       PORTFOLIO   PORTFOLIO      FUND        FUND       FUND/VA      FUND/VA
                                                      --------------------------------------------------------------------------
 Expenses:
    Mortality and expense risk and administrative charges:
      Alterity Traditional - Option 1                           4            1          22          49           28          15
      Alterity Traditional - Option 2                           0            0           1           2            0           0
      Alterity Enhanced                                         6           11         107         180          169          33
      Alterity Optional - Option 1                              4           12          71         130          128          24
      Alterity Optional - Option 2                              0            3          16          18           15           2
      Dimensions - Option 1                                     0            0           0           0            1           0
      Dimensions - Option 2                                     0            0           0           0            0           0
      Dimensions - Option 3                                     0            0           1           6            1           0
      Dimensions - Option 4                                     0            0           1           0            1           0
      Dimensions - Option 5                                     0            0           0           0            0           0
      Dimensions - Option 6                                     0            0           0           0            0           0
      High Five Traditional                                     0            0           0           0            0           0
      High Five Enhanced                                        0            0           0           0            0           0
      Rewards Traditional - Option 1                            3            1          39          69           59          31
      Rewards Traditional - Option 2                            0            0           1           2            2           0
      Rewards Enhanced - Option 1                               5            1          25          62           31          12
      Rewards Enhanced - Option 2                               0            0           0           0            0           0
      Rewards Enhanced - Option 3                               0            0           3           2            4           0
      Valuemark II & III                                        0            0         730       1,545            5           2
      Valuemark IV - Option 1                                   0            0       1,284       3,076            5           9
      Valuemark IV - Option 2                                   0            0           2          11            1           0
      Valuemark IV - Option 3                                   0            0           0           0            0           0
      Valuemark IV - Option 4                                   0            0           2           1            0           0
      Charter Traditional                                       0            0          13          22           56           2
      Charter Enhanced                                          0            0           5           8            3           2
                                                      --------------------------------------------------------------------------
    Total Expenses                                             22           29       2,323       5,183          509         132
                                                      --------------------------------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)


Total mortality and expense risk charges and administrative charges (in thousands) for the year ended December 31, 2002 are listed in the following table:



                                                      OPPENHEIMER
                                                         MAIN
                                                        STREET     PIMCO VIT   PIMCO VIT   PIMCO VIT    SELIGMAN    SELIGMAN
                                                       GROWTH &                STOCKSPLUS     TOTAL       GLOBAL     SMALL-CAP
                                                        INCOME     HIGH YIELD  GROWTH AND    RETURN     TECHNOLOGY     VALUE
                                                        FUND/VA    PORTFOLIO     INCOME     PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------
 Expenses:
    Mortality and expense risk and administrative charges:
      Alterity Traditional - Option 1                          50           15           7          95           10          31
      Alterity Traditional - Option 2                           1            2           0           3            0           1
      Alterity Enhanced                                       173           81          57         422           24         262
      Alterity Optional - Option 1                            112           47          34         298           20         113
      Alterity Optional - Option 2                             13            7           4          43            2          27
      Dimensions - Option 1                                     1            0           1           4            0           0
      Dimensions - Option 2                                     0            0           0           1            0           0
      Dimensions - Option 3                                     3            0           0          17            1           2
      Dimensions - Option 4                                     1            0           0           5            0           2
      Dimensions - Option 5                                     0            0           0           1            0           0
      Dimensions - Option 6                                     0            0           0           0            0           0
      High Five Traditional                                     0            0           0           0            0           0
      High Five Enhanced                                        0            0           0           0            0           0
      Rewards Traditional - Option 1                           73           20          20         175           24         105
      Rewards Traditional - Option 2                            1            2           0           5            0           2
      Rewards Enhanced - Option 1                              77           13          14         138           19          60
      Rewards Enhanced - Option 2                               0            0           0           2            0           0
      Rewards Enhanced - Option 3                               3            1           1           8            0           2
      Valuemark II & III                                        4           20           8          76            0           5
      Valuemark IV - Option 1                                   4           41           5          95            0           4
      Valuemark IV - Option 2                                   1            1           0           9            0           2
      Valuemark IV - Option 3                                   0            0           0           0            0           0
      Valuemark IV - Option 4                                   0            1           0           3            0           0
      Charter Traditional                                       4            5           1          30            0           4
      Charter Enhanced                                          2            5           1          12            1           4
                                                      --------------------------------------------------------------------------
    Total Expenses                                            523          261         153       1,442          101         626
                                                      --------------------------------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)


Total mortality and expense risk charges and administrative charges (in thousands) for the year ended December 31, 2002 are listed in the following table:


                                                                       SP
                                                          SP       STRATEGIC    TEMPLETON   TEMPLETON    TEMPLETON   TEMPLETON
                                                       JENNISON     PARTNERS               DEVELOPING                 GLOBAL
                                                      INTERNATIONAL  FOCUSED       ASSET      MARKETS     FOREIGN      INCOME
                                                        GROWTH       GROWTH     STRATEGY   SECURITIES   SECURITIES  SECURITIES
                                                       PORTFOLIO    PORTFOLIO      FUND        FUND         FUND        FUND
                                                      --------------------------------------------------------------------------
 Expenses:
    Mortality and expense risk and administrative charges:
      Alterity Traditional - Option 1                           1            5           0           9            4           0
      Alterity Traditional - Option 2                           0            0           0           0            0           0
      Alterity Enhanced                                         6           23           0          26           40           0
      Alterity Optional - Option 1                              3           10           0          51           30           0
      Alterity Optional - Option 2                              2            2           0           4            2           0
      Dimensions - Option 1                                     0            0           0           0            0           0
      Dimensions - Option 2                                     0            0           0           0            0           0
      Dimensions - Option 3                                     1            0           0           2            0           0
      Dimensions - Option 4                                     0            0           0           0            0           0
      Dimensions - Option 5                                     0            0           0           0            0           0
      Dimensions - Option 6                                     0            0           0           0            0           0
      High Five Traditional                                     0            0           0           0            0           0
      High Five Enhanced                                        0            0           0           0            0           0
      Rewards Traditional - Option 1                            5            7           0           9            3           0
      Rewards Traditional - Option 2                            0            0           0           0            1           0
      Rewards Enhanced - Option 1                               1            7           0           6            6           0
      Rewards Enhanced - Option 2                               0            0           0           0            0           0
      Rewards Enhanced - Option 3                               0            0           0           0            2           0
      Valuemark II & III                                        3            4         175         552        3,293         436
      Valuemark IV - Option 1                                   6            5         138         269          891         141
      Valuemark IV - Option 2                                   0            0           0           0            2           0
      Valuemark IV - Option 3                                   0            0           0           0            0           0
      Valuemark IV - Option 4                                   0            0           0           0            0           0
      Charter Traditional                                      12            0           0          20           58           4
      Charter Enhanced                                          1            0           0           1            6           0
                                                      --------------------------------------------------------------------------
    Total Expenses                                             41           63         313         949        4,338         581
                                                      --------------------------------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)


Total mortality and expense risk charges and administrative charges (in thousands) for the year ended December 31, 2002 are listed in the following table:


                                                        TEMPLETON     TEMPLETON
                                                                    INTERNATIONAL   USAZ AIM      USAZ AIM      USAZ AIM
                                                         GROWTH        SMALLER                                    DENT
                                                       SECURITIES     COMPANIES    BASIC VALUE    BLUE CHIP    DEMOGRAPHIC
                                                          FUND          FUND          FUND          FUND       TRENDS FUND
                                                      ----------------------------------------------------------------------
 Expenses:
    Mortality and expense risk and administrative charges:
      Alterity Traditional - Option 1                            24             0             3             2             1
      Alterity Traditional - Option 2                             0             0             0             0             0
      Alterity Enhanced                                         102             0            57            23             9
      Alterity Optional - Option 1                               54             0            26            13             7
      Alterity Optional - Option 2                                7             0             4             3             2
      Dimensions - Option 1                                       0             0             0             0             0
      Dimensions - Option 2                                       0             0             0             0             0
      Dimensions - Option 3                                       2             0             0             0             0
      Dimensions - Option 4                                       1             0             0             0             0
      Dimensions - Option 5                                       0             0             0             0             0
      Dimensions - Option 6                                       0             0             0             0             0
      High Five Traditional                                       0             0             0             0             0
      High Five Enhanced                                          0             0             0             0             0
      Rewards Traditional - Option 1                             29             0             6             4             1
      Rewards Traditional - Option 2                              1             0             1             0             0
      Rewards Enhanced - Option 1                                36             0             5             5             1
      Rewards Enhanced - Option 2                                 0             0             0             1             0
      Rewards Enhanced - Option 3                                 3             0             2             2             0
      Valuemark II & III                                      2,970            23             5             1             0
      Valuemark IV - Option 1                                 1,801            33             4             3             0
      Valuemark IV - Option 2                                     5             0             2             0             1
      Valuemark IV - Option 3                                     0             0             0             0             0
      Valuemark IV - Option 4                                     1             0             0             0             0
      Charter Traditional                                        20             0             0             0             0
      Charter Enhanced                                            7             0             0             0             0
                                                      ----------------------------------------------------------------------
    Total Expenses                                            5,063            56           115            57            22
                                                      ----------------------------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)


Total mortality and expense risk charges and administrative charges (in thousands) for the year ended December 31, 2002 are listed in the following table:


                                                                                  USAZ        USAZ
                                                                                ALLIANCE    ALLIANCE      USAZ
                                                        USAZ AIM                CAPITAL     CAPITAL     ALLIANCE      USAZ
                                                      INTERNATIONAL             GROWTH AND  LARGE CAP    CAPITAL      MONEY
                                                        EQUITY     USAZ ALGER    INCOME     GROWTH     TECHNOLOGY    MARKET
                                                         FUND      GROWTH FUND    FUND        FUND        FUND        FUND
                                                      --------------------------------------------------------------------------
 Expenses:
    Mortality and expense risk and administrative charges:
      Alterity Traditional - Option 1                      2            1           4           6            1          78
      Alterity Traditional - Option 2                      0            0           0           0            0           0
      Alterity Enhanced                                   22            8          40          58           26         264
      Alterity Optional - Option 1                         9           11          21          34            8         165
      Alterity Optional - Option 2                         1            1           5           5            2          25
      Dimensions - Option 1                                0            0           0           0            0           1
      Dimensions - Option 2                                0            0           0           0            0           0
      Dimensions - Option 3                                0            0           1           0            0           3
      Dimensions - Option 4                                0            0           1           0            0           0
      Dimensions - Option 5                                0            0           0           0            0           1
      Dimensions - Option 6                                0            0           0           0            0           0
      High Five Traditional                                0            0           0           0            0           0
      High Five Enhanced                                   0            0           0           0            0           0
      Rewards Traditional - Option 1                       7            6          11           9            3         203
      Rewards Traditional - Option 2                       0            0           1           1            0           3
      Rewards Enhanced - Option 1                          1            2           6           7            2         163
      Rewards Enhanced - Option 2                          0            0           0           0            0           1
      Rewards Enhanced - Option 3                          0            0           2           1            1           6
      Valuemark II & III                                   0            8          31          14           17         328
      Valuemark IV - Option 1                              0            5          19          12           14         226
      Valuemark IV - Option 2                              0            0           1           1            0           6
      Valuemark IV - Option 3                              0            0           0           0            0           0
      Valuemark IV - Option 4                              0            0           1           0            0           3
      Charter Traditional                                 11            0           0           0            0         306
      Charter Enhanced                                     0            0           1           0            0          16
                                                     ----------------------------------------------------------------------
    Total Expenses                                        53           42         145         148           74       1,798
                                                     ----------------------------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)


Total mortality and expense risk charges and administrative charges (in thousands) for the year ended December 31, 2002 are listed in the following table:


                                                       USAZ                                               USAZ       USAZ VAN
                                                      OPPENHEIMER                 USAZ                  TEMPLETON     KAMPEN
                                                       EMERGING    USAZ PIMCO    PIMCO       USAZ       DEVELOPED   AGGRESSIVE
                                                        GROWTH     GROWTH AND  RENAISSANCE   PIMCO       MARKETS      GROWTH
                                                         FUND     INCOME FUND     FUND     VALUE FUND      FUND        FUND
                                                      --------------------------------------------------------------------------
 Expenses:
    Mortality and expense risk and administrative charges:
      Alterity Traditional - Option 1                           1            2          17           7            1           4
      Alterity Traditional - Option 2                           0            0           2           0            0           0
      Alterity Enhanced                                        25           28         287          81            1          53
      Alterity Optional - Option 1                              7           14         125          26            3          18
      Alterity Optional - Option 2                              2            3          32          12            0           4
      Dimensions - Option 1                                     0            0           0           0            0           0
      Dimensions - Option 2                                     0            0           0           0            0           0
      Dimensions - Option 3                                     0            0           1           3            0           0
      Dimensions - Option 4                                     0            0           1           1            0           0
      Dimensions - Option 5                                     0            0           0           0            0           0
      Dimensions - Option 6                                     0            0           0           0            0           0
      High Five Traditional                                     0            0           0           0            0           0
      High Five Enhanced                                        0            0           0           0            0           0
      Rewards Traditional - Option 1                            1            4          31           9            1           4
      Rewards Traditional - Option 2                            0            1           2           0            0           0
      Rewards Enhanced - Option 1                               1            3          32           7            1           7
      Rewards Enhanced - Option 2                               0            0           0           0            0           0
      Rewards Enhanced - Option 3                               0            0           4           1            0           0
      Valuemark II & III                                        0           16          66          39            2           6
      Valuemark IV - Option 1                                   0            8          55          24            1           9
      Valuemark IV - Option 2                                   0            0           4           1            0           1
      Valuemark IV - Option 3                                   0            0           0           0            0           0
      Valuemark IV - Option 4                                   0            1           3           0            0           0
      Charter Traditional                                       0            1           6           3            2           1
      Charter Enhanced                                          0            2           4           2            0           0
                                                      --------------------------------------------------------------------------
    Total Expenses                                             37           83         672         216           12         107
                                                      --------------------------------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)


Total mortality and expense risk charges and administrative charges (in thousands) for the year ended December 31, 2002 are listed in the following table:


                                                       USAZ VAN     USAZ VAN    USAZ VAN    USAZ VAN    VAN KAMPEN   VAN
                                                                                 KAMPEN
                                                        KAMPEN       KAMPEN    GROWTH AND    KAMPEN      EMERGING   KAMPEN LIT
                                                       COMSTOCK     EMERGING     INCOME      GROWTH       GROWTH    ENTERPRISE
                                                         FUND     GROWTH FUND     FUND        FUND      PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------
 Expenses:
    Mortality and expense risk and administrative charges:
      Alterity Traditional - Option 1                          19           12          15           4            9           1
      Alterity Traditional - Option 2                           3            2           1           0            0           0
      Alterity Enhanced                                       336          115         155          63           90           2
      Alterity Optional - Option 1                            132           60          97          38           35           0
      Alterity Optional - Option 2                             21            9           8           3            3           0
      Dimensions - Option 1                                     0            1           0           0            0           0
      Dimensions - Option 2                                     0            0           0           0            0           0
      Dimensions - Option 3                                     1            0           1           0            0           0
      Dimensions - Option 4                                     1            1           0           0            0           0
      Dimensions - Option 5                                     0            0           0           0            0           0
      Dimensions - Option 6                                     0            0           0           0            0           0
      High Five Traditional                                     0            0           0           0            0           0
      High Five Enhanced                                        0            0           0           0            0           0
      Rewards Traditional - Option 1                           39           19          32          10           17           3
      Rewards Traditional - Option 2                            1            1           1           0            0           0
      Rewards Enhanced - Option 1                              88           35         130          53           30           1
      Rewards Enhanced - Option 2                               0            0           0           0            0           0
      Rewards Enhanced - Option 3                               3            2           2           1            0           0
      Valuemark II & III                                       38           16          24           4            9           0
      Valuemark IV - Option 1                                  48           16          25           9           10           0
      Valuemark IV - Option 2                                   8            2           7           1            1           0
      Valuemark IV - Option 3                                   0            0           0           0            0           0
      Valuemark IV - Option 4                                   3            0           1           0            1           0
      Charter Traditional                                       5            1           4           0            1           0
      Charter Enhanced                                          2            1           2           0            2           0
                                                      --------------------------------------------------------------------------
    Total Expenses                                            748          293         505         186          208           7
                                                      --------------------------------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)


Total mortality and expense risk charges and administrative charges (in thousands) for the year ended December 31, 2002 are listed in the following table:


                                                         VAN
                                                      KAMPEN LIT
                                                      GROWTH AND
                                                        INCOME       TOTAL ALL
                                                       PORTFOLIO       FUNDS
                                                      -------------------------
 Expenses:
    Mortality and expense risk and administrative charges:
      Alterity Traditional - Option 1                           4        1,023
      Alterity Traditional - Option 2                           0           26
      Alterity Enhanced                                         2        5,104
      Alterity Optional - Option 1                             10        3,088
      Alterity Optional - Option 2                              0          471
      Dimensions - Option 1                                     0           11
      Dimensions - Option 2                                     0            1
      Dimensions - Option 3                                     0           75
      Dimensions - Option 4                                     0           35
      Dimensions - Option 5                                     0            4
      Dimensions - Option 6                                     0            0
      High Five Traditional                                     0            0
      High Five Enhanced                                        0            0
      Rewards Traditional - Option 1                           13        1,939
      Rewards Traditional - Option 2                            0           46
      Rewards Enhanced - Option 1                               3        1,711
      Rewards Enhanced - Option 2                               0            8
      Rewards Enhanced - Option 3                               0           96
      Valuemark II & III                                        0       37,855
      Valuemark IV - Option 1                                   0       19,604
      Valuemark IV - Option 2                                   0          127
      Valuemark IV - Option 3                                   0            3
      Valuemark IV - Option 4                                   0           37
      Charter Traditional                                       0          752
      Charter Enhanced                                          0          158
                                                      -------------------------
    Total Expenses                                             32       72,174
                                                      -------------------------



CONTRACT BASED EXPENSES

A contract maintenance charge is paid by the contract owner annually from each deferred annuity contract by liquidating contract units at the end of the contract year and at the time of full surrender. The amount of the charge is $30 each year for Valuemark II, Valuemark III, and USAllianz Valuemark IV contracts and $40 for USAllianz Alterity, USAllianz Charter, USAllianz Dimensions, USAllianz High Five and USAllianz Rewards contracts. Contract maintenance charges paid by the contract owners during the years ended December 31, 2002 and 2001 were $2,494,847 and $2,715,176 respectively. These contract charges are reflected in the Statements of Changes in Net Assets as other transactions.

A contingent deferred sales charge is deducted from the contract value at the time of surrender on Valuemark II, Valuemark III, USAllianz Valuemark IV, USAllianz Alterity, USAllianz Dimensions, USAllianz High Five and USAllianz Rewards deferred annuity contracts. USAllianz Dimensions includes a nursing home waiver for withdrawal charges. The amount of the contingent deferred sales charge is shown below.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)

                                                            CONTINGENT DEFERRED SALES CHARGE
   Years Since         Valuemark      Valuemark                                          USAllianz      USAllianz     USAllianz
     Payment              II             III        Valuemark IV   USAllianz Alterity   Dimensions      High Five      Rewards
------------------ -- ------------ ---------------- -------------- ------------------- -------------- -------------- ------------

       0-1                5%             6%              6%                7%               8%             8%           8.5%
       1-2                5%             5%              6%                6%               7%             8%           8.5%
       2-3                4%             4%              6%                5%               7%             7%           8.5%
       3-4                3%             3%              5%                4%               6%             6%           8.5%
       4-5               1.5%           1.5%             4%                3%               5%             5%            8%
       5-6                0%             0%              3%                0%               4%             4%            7%
       6-7                0%             0%              2%                0%               3%             3%            6%
       7-8                0%             0%              0%                0%               0%             0%            5%
       8-9                0%             0%              0%                0%               0%             0%            4%
      9-10                0%             0%              0%                0%               0%             0%            3%
      10 +                0%             0%              0%                0%               0%             0%            0%

Total  contingent  deferred sales charges paid by the contract owners during the
years  ended  December  31,  2002  and  2001  were   $4,959,998  and  $4,968,678
respectively.

A systematic withdrawal plan is available to Valuemark II, Valuemark III, USAllianz Valuemark IV, USAllianz Alterity, USAllianz Dimensions, USAllianz High Five, and USAllianz Rewards deferred annuity contract owners which allows a portion of the contract value to be withdrawn without incurring a contingent deferred sales charge. The exercise of the systematic withdrawal plan in any contract year replaces the penalty free privilege for that year. USAllianz Dimensions allows 10% of purchase payments to be withdrawn in contract years one to five and 20% of the purchase payments to be withdrawn after contract year five without penalty.

Currently, twelve transfers are permitted each contract year. Thereafter, the fee is $25 per transfer for all products, or 2% of the amount transferred, if less, for Valuemark II, Valuemark III, and USAllianz Valuemark IV. Currently, transfers associated with any dollar cost averaging program are not counted. Total transfer charges paid by the contract owners during the years ended December 31, 2002 and 2001 were $107,704 and $109,509, respectively. Transfer charges are reflected in the Statements of Changes in Net Assets as other transactions. Net transfers from the Fixed Accounts for the years ended December 31, 2002 and 2001 were $232,681,965 and $9,947,289, respectively.

Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Allianz Life may, in its sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right Allianz Life may have to deduct such amounts at a later date.

A rescission is defined as a contract that is returned to the Company by the Contract Owner and canceled within the free-look period, generally within 10 days.

CAPITALIZATION

Allianz Life may provide capital for the establishment of new portfolios as investment options of the Variable Account. The capitalization transactions were as follows during the year ended December 31, 2002.


                                                              CAPITALIZATION     DATE OF
PORTFOLIO                                                       AMOUNT        CAPITALIZATION

USAZ Oppenheimer Emerging Growth                                10,000,000       5/1/2002
USAZ AIM Dent Demographic Trends Fund                            3,000,000       5/1/2002
USAZ AIM Basic Value Fund                                        3,000,000       5/1/2002
USAZ AIM Blue Chip Fund                                          3,000,000       5/1/2002
USAZ AIM International Equity Fund                               3,000,000       5/1/2002


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

2.        SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


CAPITALIZATION (CONTINUED)


Allianz Life will begin to recapture seed capital after the investment option reaches $3,000,000 in market value, excluding seed money. No more than 50,000 shares for every million dollars of market value that exceeds the $3,000,000 will be recaptured, so long as the trade activity for the day is in a buy position. The seed capital recapture activity for the period ending December 31, 2002 is summarized in the table below.


                                                                      Realized                                  Unrealized
                                                          Seed      Gain\Loss on     Remaining   Seed Capital     Gain\
                                                         Capital                                                Loss as of
PORTFOLIO                                              RECAPTURED     RECAPTURE    SEED CAPITAL  MARKET VALUE   12/31/2002

USAZ AIM Basic Value Fund                                3,000,000       (519,230)             0             0            0
USAZ AIM Blue Chip Fund                                  3,000,000       (464,920)             0             0            0
USAZ AIM Dent Demographic Trends Fund                      980,000       (207,480)     2,020,000     1,539,240    (480,760)
USAZ AIM International Equity Fund                       3,000,000       (524,980)             0             0            0
USAZ Van Kampen Aggressive Growth Fund                   1,000,000       (238,595)             0             0            0
USAZ Alger Growth Fund                                   1,000,000       (122,725)             0             0            0
USAZ Oppenheimer  Emerging Growth Fund                   2,420,000       (531,980)     7,580,000     6,132,220  (1,447,780)
USAZ Allianz Capital Technology Fund                     3,090,000       (759,540)       910,000       576,940    (333,060)
USAZ Allianz Capital Large Cap Fund                      5,000,000       (630,110)             0             0            0
USAZ Alliance Capital Growth and Income Fund             4,700,000       (189,066)             0             0            0
USAZ PIMCO Value Fund                                    2,500,000         354,273             0             0            0
USAZ PIMCO Renaissance Fund                              1,100,000         102,622             0             0            0
USAZ PIMCO Growth & Income Fund                          2,900,000       (244,030)       100,000        81,780     (18,220)
USAZ Templeton Developed Markets                                 0          40,695     5,000,000     4,375,000    (625,000)
                                                       ---------------------------------------------------------------------
                          Total                         33,690,000     (3,935,066)    15,610,000    12,705,180  (2,904,820)


3. FEDERAL INCOME TAXES

     Operations of the Variable Account form a part of, and are taxed with, operations of Allianz Life.

     Allianz Life does not expect to incur any federal income taxes in the operation of the Variable Account. If, in the future, Allianz Life determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

4. PURCHASES AND SALES OF INVESTMENTS (IN THOUSANDS)

The cost of purchases and proceeds from sales of investments for year ended            COST OF        PROCEEDS FROM
December 31, 2002  were as follows.                                                    PURCHASES           SALES
                                                                               ------------------------------------
 AIM V.I. Capital Appreciation Fund                                                       4,992              4,156
 AIM V.I. Growth Fund                                                                       103              7,005
 AIM V.I. International Growth Fund                                                      72,026             72,798
 AIM V.I. Premier Equity Fund                                                             7,164              6,143
 Alger American Growth Portfolio                                                            139              7,054
 Alger American Leveraged AllCap Portfolio                                                   33              4,258
 Alger American MidCap Growth Portfolio                                                   9,728              5,869
 Alger American Small Capitalization Portfolio                                                1                413
 AZOA VIP Diversified Assets Fund                                                         2,992              7,514
 AZOA VIP Fixed Income Fund                                                               4,849             13,834
 AZOA VIP Global Opportunities Fund                                                       1,092              1,531
 AZOA VIP Growth Fund                                                                     1,318              3,656
 Davis VA Financial Portfolio                                                            16,920              3,557
 Davis VA Real Estate Portfolio                                                             163                799
 Davis VA Value Portfolio                                                                47,520              4,520
 Dreyfus Small Cap Stock Index Fund                                                      17,247              1,211
 Dreyfus Stock Index Fund                                                                51,843              4,653
 Franklin Aggressive Growth Securities Fund                                                   9              1,636
 Franklin Global Communications Securities Fund                                           4,004             49,648
 Franklin Global Health Care Securities Fund                                                  -             22,304
 Franklin Growth and Income Securities Fund                                             110,996            127,923
 Franklin High Income Fund                                                               81,209             81,102
 Franklin Income Securities Fund                                                         80,869             99,628
 Franklin Large Cap Growth Securities Fund                                               40,599             78,964
 Franklin Money Market Fund                                                                 130             80,210
 Franklin Natural Resources Securities Fund                                                 173             26,733
 Franklin Real Estate Fund                                                               47,359             40,077
 Franklin Rising Dividends Securities Fund                                               85,143             68,006
 Franklin S&P 500 Index Fund                                                             14,183             21,024
 Franklin Small Cap Fund                                                                115,045            114,882
 Franklin Small Cap Value Securities Fund                                                37,421             15,827
 Franklin Technology Securities Fund                                                          3              1,317
 Franklin U.S. Government Fund                                                          154,592             88,687
 Franklin Zero Coupon Fund 2005                                                          22,474             13,590
 Franklin Zero Coupon Fund 2010                                                          53,387             41,117
 J.P. Morgan International Opportunities Portfolio                                            4                226
 J.P. Morgan U.S. Disciplined Equity Portfolio                                                2                379
 Jennison 20/20 Focus Portfolio                                                           5,902                301
 Mutual Discovery Securities  Fund                                                      122,631            111,312
 Mutual Shares Securities Fund                                                           85,673             94,374
 Oppenheimer Global Securities Fund/VA                                                  670,641            626,965
 Oppenheimer High Income Fund/VA                                                         29,861             19,918
 Oppenheimer Main Street Growth & Income Fund/VA                                         46,081              7,088
 PIMCO VIT High Yield Portfolio                                                          70,004             44,022
 PIMCO VIT StocksPLUS Growth and Income                                                  15,211              3,134
 PIMCO VIT Total Return Portfolio                                                       182,342             23,399
 Seligman Global Technology Portfolio                                                     3,713              4,273
 Seligman Small-Cap Value Portfolio                                                      63,456             10,882
 SP Jennison International Growth Portfolio                                             169,313            167,620

                                       81

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

4. PURCHASES AND SALES OF INVESTMENTS (IN THOUSANDS)  (CONTINUED)

The cost of purchases  and  proceeds  from sales of  investments  for year ended
December 31, 2002 were as follows.
                                                                                    COST OF        PROCEEDS FROM
                                                                                  PURCHASES           SALES
                                                                               ------------------------------------
 SP Strategic Partners Focused Growth Portfolio                                           7,564              2,028
 Templeton Asset Strategy Fund                                                              595              7,376
 Templeton Developing Markets Securities Fund                                           133,532            134,580
 Templeton Foreign Securities Fund                                                      388,773            426,480
 Templeton Global Income Securities Fund                                                    490             12,304
 Templeton Growth Securities Fund                                                        77,016            108,100
 Templeton International Smaller Companies Fund                                             514             14,456
 Templeton Pacific Growth Securities                                                         -                  -
 USAZ AIM Basic Value Fund                                                               23,950              1,644
 USAZ AIM Blue Chip Fund                                                                 14,701              2,148
 USAZ AIM Dent Demographic Trends Fund                                                    5,047                147
 USAZ AIM International Equity Fund                                                     125,908            117,587
 USAZ Alger Growth Fund                                                                   1,869              3,757
 USAZ Alliance Capital Growth and Income Fund                                            18,927              4,055
 USAZ Alliance Capital Large Cap Growth Fund                                             21,556              2,279
 USAZ Alliance Capital Technology Fund                                                   13,462              7,011
 USAZ Money Market Fund                                                               1,611,692          1,540,452
 USAZ Oppenheimer Emerging Growth Fund                                                    8,377                598
 USAZ PIMCO Growth and Income Fund                                                       10,105              2,524
 USAZ PIMCO Renaissance Fund                                                            107,674             26,509
 USAZ PIMCO Value Fund                                                                   39,799             16,243
 USAZ Templeton Developed Markets Fund                                                    3,858              1,902
 USAZ Van Kampen Aggressive Growth Fund                                                  24,311             11,846
 USAZ Van Kampen Comstock Fund                                                           70,234              4,814
 USAZ Van Kampen Emerging Growth Fund                                                    39,148              2,787
 USAZ Van Kampen Growth and Income Fund                                                  41,128              4,224
 USAZ Van Kampen Growth Fund                                                             18,408              1,902
 Van Kampen Emerging Growth Portfolio                                                    11,110              7,914
 Van Kampen LIT Enterprise Portfolio                                                          3                185
 Van Kampen LIT Growth and Income Portfolio                                                  27                470

5. CONTRACT TRANSACTIONS- ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)

 TRANSACTIONS IN UNITS FOR EACH FUND FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001 WERE AS FOLLOWS.

                                                          AIM V.I. CAPITAL                              AIM V.I. INTERNATIONAL
                                                         APPRECIATION FUND       AIM V.I. GROWTH FUND        GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                       591          683           0         966          231         390
      Transfers between funds                               (402)           54       (906)     (1,113)        (221)           0
      Surrenders and terminations                            (88)         (40)       (530)       (823)         (35)        (14)
      Rescissions                                            (27)         (25)           0        (15)         (41)        (11)
      Bonus                                                     3           17         (2)          19            0           7
      Other transactions                                      (1)            0         (2)         (3)            0           0
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                               76          689     (1,440)       (969)         (66)         372
                                                      --------------------------------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002


5. CONTRACT TRANSACTIONS- ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

 TRANSACTIONS IN UNITS FOR EACH FUND FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001 WERE AS FOLLOWS.

                                                                                                            ALGER AMERICAN
                                                          AIM V.I. PREMIER      ALGER AMERICAN GROWTH      LEVERAGED ALLCAP
                                                            EQUITY FUND               PORTFOLIO               PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                       768        1,250           0         269            0         183
      Transfers between funds                               (590)          235       (731)       (675)        (439)       (541)
      Surrenders and terminations                           (119)         (36)       (309)       (535)        (230)       (295)
      Rescissions                                            (13)         (95)           0        (11)            0         (9)
      Bonus                                                     8           25           0           8            0           6
      Other transactions                                      (1)            0         (1)           0          (1)           0
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                               53        1,379     (1,041)       (944)        (670)       (656)
                                                      --------------------------------------------------------------------------


                                                        ALGER AMERICAN MIDCAP    ALGER AMERICAN SMALL    AZOA VIP DIVERSIFIED
                                                                                   CAPITALIZATION
                                                          GROWTH PORTFOLIO            PORTFOLIO              ASSETS FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                       789          755           0         322          146         234
      Transfers between funds                               (318)          291        (78)        (36)        (590)          87
      Surrenders and terminations                            (74)         (32)        (11)         (5)         (29)        (37)
      Rescissions                                            (35)         (51)           0        (34)          (9)           0
      Bonus                                                     6           16           0           6            2           4
      Other transactions                                      (1)            0           0           0            0           0
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                              367          979        (89)         253        (480)         288
                                                      --------------------------------------------------------------------------


                                                        AZOA VIP FIXED INCOME      AZOA VIP GLOBAL       AZOA VIP GROWTH FUND
                                                                FUND             OPPORTUNITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                       173          295          28          31          126         239
      Transfers between funds                               (869)          466       (106)          43        (530)          81
      Surrenders and terminations                           (121)         (87)         (8)           1         (37)        (20)
      Rescissions                                             (1)          (7)         (1)           0          (2)           0
      Bonus                                                     3            7           0           0            2           8
      Other transactions                                        0            0           0           0            0           0
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                            (815)          674        (87)          75        (441)         308
                                                      --------------------------------------------------------------------------





                                       83



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

5. CONTRACT TRANSACTIONS- ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)
(CONTINUED)

 TRANSACTIONS  IN UNITS FOR EACH FUND FOR THE YEARS ENDED  DECEMBER 31, 2002 AND
2001 WERE AS FOLLOWS.
                                                         DAVIS VA FINANCIAL      DAVIS VA REAL ESTATE       DAVIS VA VALUE
                                                             PORTFOLIO                PORTFOLIO               PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                     1,059          336           0         203        4,073         893
      Transfers between funds                                 336          124        (42)          17        1,233         464
      Surrenders and terminations                            (27)         (19)        (13)         (7)        (121)        (21)
      Rescissions                                            (24)          (4)           0           0         (73)         (9)
      Bonus                                                     8            8           0           5           42          13
      Other transactions                                        0            0           0           0          (1)           0
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                            1,352          445        (55)         218        5,153       1,340
                                                      --------------------------------------------------------------------------


                                                          DREYFUS SMALL CAP      DREYFUS STOCK INDEX      FRANKLIN AGGRESSIVE
                                                          STOCK INDEX FUND              FUND            GROWTH SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                     1,516            0       3,112           0            0          60
      Transfers between funds                                 555            0       2,473           0        (243)       (361)
      Surrenders and terminations                             (9)            0        (49)           0        (105)       (220)
      Rescissions                                            (20)            0        (26)           0            0           0
      Bonus                                                     9            0          24           0            0           0
      Other transactions                                        0            0           0           0            0           0
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                            2,051            0       5,534           0        (348)       (521)
                                                      --------------------------------------------------------------------------


                                                           FRANKLIN GLOBAL         FRANKLIN GLOBAL
                                                           COMMUNICATIONS      HEALTH CARE SECURITIES    FRANKLIN GROWTH AND
                                                          SECURITIES FUND               FUND            INCOME SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                       101           41           0          50          760         401
      Transfers between funds                             (1,242)      (1,707)     (1,708)       (382)          241        (48)
      Surrenders and terminations                         (2,103)      (3,406)        (72)       (436)      (3,188)     (4,213)
      Rescissions                                             (4)            0           0         (1)         (23)        (10)
      Bonus                                                     1            0           0           0            5           6
      Other transactions                                     (12)         (12)           0           0         (10)        (10)
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                          (3,259)      (5,084)     (1,780)       (769)      (2,215)     (3,874)
                                                      --------------------------------------------------------------------------




                                       84


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002


5. CONTRACT TRANSACTIONS- ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)
(CONTINUED)

 TRANSACTIONS  IN UNITS FOR EACH FUND FOR THE YEARS ENDED  DECEMBER 31, 2002 AND
2001 WERE AS FOLLOWS.
                                                        FRANKLIN HIGH INCOME       FRANKLIN INCOME        FRANKLIN LARGE CAP
                                                                FUND               SECURITIES FUND      GROWTH SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                       324          158         716         169        1,079         135
      Transfers between funds                                 132        (353)       (246)        (80)      (1,260)     (1,541)
      Surrenders and terminations                         (1,328)      (1,862)     (2,695)     (3,785)      (2,019)     (2,569)
      Rescissions                                            (12)          (2)        (17)         (5)         (39)         (1)
      Bonus                                                     3            0           6           0           10           0
      Other transactions                                      (3)          (4)         (8)         (9)          (6)         (6)
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                            (884)      (2,063)     (2,244)     (3,710)      (2,235)     (3,982)
                                                      --------------------------------------------------------------------------


                                                        FRANKLIN MONEY MARKET      FRANKLIN NATURAL      FRANKLIN REAL ESTATE
                                                                                RESOURCES SECURITIES
                                                                FUND                    FUND                     FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                         1        3,786           0          18          713          46
      Transfers between funds                             (2,627)      (1,443)     (1,925)       (510)          153       (123)
      Surrenders and terminations                         (2,386)      (8,297)       (121)       (470)        (631)       (801)
      Rescissions                                               0            0           0           0         (16)           0
      Bonus                                                     0            0           0           0            6           0
      Other transactions                                      (3)          (5)           0         (2)          (2)         (2)
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                          (5,015)      (5,959)     (2,046)       (964)          223       (880)
                                                      --------------------------------------------------------------------------


                                                           FRANKLIN RISING         FRANKLIN S&P 500       FRANKLIN SMALL CAP
                                                        DIVIDENDS SECURITIES
                                                                FUND                 INDEX FUND                  FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                     1,578          361       1,084         145        1,461         387
      Transfers between funds                                 863          424     (1,469)       1,271          580       (619)
      Surrenders and terminations                         (1,904)      (2,510)       (619)       (835)      (1,825)     (2,392)
      Rescissions                                            (32)          (8)        (38)           0         (62)         (6)
      Bonus                                                    15            7           4           0           10           5
      Other transactions                                      (5)          (6)         (2)         (3)          (6)         (6)
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                              515      (1,732)     (1,040)         578          158     (2,631)
                                                      --------------------------------------------------------------------------



                                       85



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

5. CONTRACT TRANSACTIONS- ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)
(CONTINUED)

 TRANSACTIONS  IN UNITS FOR EACH FUND FOR THE YEARS ENDED  DECEMBER 31, 2002 AND
2001 WERE AS FOLLOWS.
                                                         FRANKLIN SMALL CAP      FRANKLIN TECHNOLOGY         FRANKLIN U.S.
                                                       VALUE SECURITIES FUND       SECURITIES FUND         GOVERNMENT FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                     1,692          143           0          37        3,113         730
      Transfers between funds                                 828        1,349       (213)        (30)        2,251         930
      Surrenders and terminations                           (479)        (497)       (115)       (172)      (3,029)     (3,356)
      Rescissions                                            (68)          (9)           0           0        (108)        (17)
      Bonus                                                    11            1           0           0           49          11
      Other transactions                                      (1)            0         (1)           0          (7)         (7)
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                            1,983          987       (329)       (165)        2,269     (1,709)
                                                      --------------------------------------------------------------------------


                                                        FRANKLIN ZERO COUPON     FRANKLIN ZERO COUPON         J.P. MORGAN
                                                                                                            INTERNATIONAL
                                                             FUND 2005                FUND 2010        OPPORTUNITIES PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                       298           56         361          70            0          84
      Transfers between funds                                 185           86         205        (77)         (23)        (23)
      Surrenders and terminations                           (265)        (343)       (303)       (260)         (11)           1
      Rescissions                                            (11)            0        (14)           0            0         (3)
      Bonus                                                     6            0           9           0            0           2
      Other transactions                                      (1)            0         (1)           0            0           0
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                              212        (201)         257       (267)         (34)          61
                                                      --------------------------------------------------------------------------


                                                          J.P. MORGAN U.S.       JENNISON 20/20 FOCUS      MUTUAL DISCOVERY
                                                         DISCIPLINED EQUITY
                                                             PORTFOLIO                PORTFOLIO            SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                         0          173         399           0        1,893         324
      Transfers between funds                                (35)         (19)         251           0          289        (48)
      Surrenders and terminations                            (13)          (4)         (1)           0      (1,426)     (1,491)
      Rescissions                                             (3)            0         (8)           0         (36)         (8)
      Bonus                                                     0            2           4           0           15           5
      Other transactions                                        0            0           0           0          (4)         (4)
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                             (51)          152         645           0          731     (1,222)
                                                      --------------------------------------------------------------------------



                                       86


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002


5. CONTRACT TRANSACTIONS- ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)
(CONTINUED)

 TRANSACTIONS  IN UNITS FOR EACH FUND FOR THE YEARS ENDED  DECEMBER 31, 2002 AND
2001 WERE AS FOLLOWS.
                                                            MUTUAL SHARES         OPPENHEIMER GLOBAL       OPPENHEIMER HIGH
                                                          SECURITIES FUND        SECURITIES FUND/VA         INCOME FUND/VA
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                     2,451        1,012       4,446         706          610         343
      Transfers between funds                               (122)          818       1,816         313          483          61
      Surrenders and terminations                         (3,163)      (3,019)       (166)        (83)         (47)        (40)
      Rescissions                                            (53)         (17)       (124)         (7)          (9)        (35)
      Bonus                                                    15           16          39          10            5           7
      Other transactions                                      (9)          (7)         (1)           0            0           0
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                            (881)      (1,197)       6,010         939        1,042         336
                                                      --------------------------------------------------------------------------


                                                          OPPENHEIMER MAIN       PIMCO VIT HIGH YIELD    PIMCO VIT STOCKSPLUS
                                                       STREET GROWTH & INCOME
                                                              FUND/VA                 PORTFOLIO           GROWTH AND INCOME
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                     4,294        1,263       1,534         382        1,151         274
      Transfers between funds                               1,382          309       1,598         335          676         169
      Surrenders and terminations                           (168)         (81)       (346)        (21)        (102)        (10)
      Rescissions                                           (121)         (83)        (31)         (5)         (23)         (2)
      Bonus                                                    33           26          12           5            7           6
      Other transactions                                      (1)            0           0           0            0           0
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                            5,419        1,434       2,767         696        1,709         437
                                                      --------------------------------------------------------------------------


                                                       PIMCO VIT TOTAL RETURN      SELIGMAN GLOBAL        SELIGMAN SMALL-CAP
                                                             PORTFOLIO          TECHNOLOGY PORTFOLIO       VALUE PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                     7,756        1,260         335         530        2,523         468
      Transfers between funds                               5,946          997       (430)         108        1,033         266
      Surrenders and terminations                           (606)         (29)        (62)        (27)         (94)        (15)
      Rescissions                                           (191)         (21)        (22)        (20)         (86)        (12)
      Bonus                                                    74           34           4          13           18          13
      Other transactions                                      (1)            0         (1)           0            0           0
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                           12,978        2,241       (176)         604        3,394         720
                                                      --------------------------------------------------------------------------



                                       87


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

5. CONTRACT TRANSACTIONS- ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)
(CONTINUED)

 TRANSACTIONS  IN UNITS FOR EACH FUND FOR THE YEARS ENDED  DECEMBER 31, 2002 AND
2001 WERE AS FOLLOWS.
                                                             SP JENNISON        SP STRATEGIC PARTNERS
                                                        INTERNATIONAL GROWTH       FOCUSED GROWTH           TEMPLETON ASSET
                                                             PORTFOLIO                PORTFOLIO             STRATEGY FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                       316           51         732         127            0           9
      Transfers between funds                                 383          149         384         140        (181)       (332)
      Surrenders and terminations                            (27)         (42)        (39)           0        (371)       (520)
      Rescissions                                             (4)            0        (19)           0            0           0
      Bonus                                                     4            1           5           3            0           0
      Other transactions                                        0            0           0           0          (1)         (1)
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                              672          159       1,063         270        (553)       (844)
                                                      --------------------------------------------------------------------------


                                                        TEMPLETON DEVELOPING      TEMPLETON FOREIGN        TEMPLETON GLOBAL
                                                      MARKETS SECURITIES FUND      SECURITIES FUND      INCOME SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                     1,188          165         940         250            0          13
      Transfers between funds                                (17)        (600)       (103)         265        (244)       (207)
      Surrenders and terminations                         (1,127)      (2,100)     (2,991)     (4,694)        (393)       (686)
      Rescissions                                            (11)          (1)        (15)         (1)            0           0
      Bonus                                                     5            3           5           0            0           0
      Other transactions                                      (5)          (5)        (11)        (11)          (1)         (1)
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                               33      (2,538)     (2,175)     (4,191)        (638)       (881)
                                                      --------------------------------------------------------------------------


                                                          TEMPLETON GROWTH            TEMPLETON            TEMPLETON PACIFIC
                                                                                INTERNATIONAL SMALLER
                                                          SECURITIES FUND          COMPANIES FUND       GROWTH SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                     1,645          441           0          53            0          11
      Transfers between funds                               (609)        (989)     (1,088)       (338)            0     (5,452)
      Surrenders and terminations                         (3,338)      (4,559)        (54)       (240)            0       (349)
      Rescissions                                            (37)          (8)           0           0            0           0
      Bonus                                                    15            5           0           0            0           0
      Other transactions                                     (10)         (10)           0           0            0         (1)
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                          (2,334)      (5,120)     (1,142)       (525)            0     (5,791)
                                                      --------------------------------------------------------------------------



                                       88



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

5. CONTRACT TRANSACTIONS- ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)
(CONTINUED)

 TRANSACTIONS  IN UNITS FOR EACH FUND FOR THE YEARS ENDED  DECEMBER 31, 2002 AND
2001 WERE AS FOLLOWS.
                                                        USAZ AIM BASIC VALUE      USAZ AIM BLUE CHIP         USAZ AIM DENT
                                                                FUND                    FUND           DEMOGRAPHIC TRENDS FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                     1,840            0         974           0          462           0
      Transfers between funds                               1,000            0         528           0          157           0
      Surrenders and terminations                            (22)            0        (24)           0          (2)           0
      Rescissions                                            (44)            0        (22)           0          (7)           0
      Bonus                                                    13            0          11           0            3           0
      Other transactions                                        0            0           0           0            0           0
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                            2,787            0       1,467           0          613           0
                                                      --------------------------------------------------------------------------


                                                       USAZ AIM INTERNATIONAL     USAZ ALGER GROWTH      USAZ ALLIANCE CAPITAL
                                                            EQUITY FUND                 FUND            GROWTH AND INCOME FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                       584            0         127         123        1,210          27
      Transfers between funds                                 437            0       (413)         198          564         286
      Surrenders and terminations                             (8)            0        (21)         (9)         (62)         (3)
      Rescissions                                             (4)            0         (1)         (2)         (17)           0
      Bonus                                                     3            0           0           3           12           1
      Other transactions                                        0            0           0           0            0           0
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                            1,012            0       (308)         313        1,707         311
                                                      --------------------------------------------------------------------------


                                                        USAZ ALLIANCE CAPITAL   USAZ ALLIANCE CAPITAL   USAZ MONEY MARKET FUND
                                                       LARGE CAP GROWTH FUND       TECHNOLOGY FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                     1,418           44         891          18       12,916       3,979
      Transfers between funds                               1,102          198         130         389        2,585       6,603
      Surrenders and terminations                            (70)          (1)        (33)           0      (8,439)       (314)
      Rescissions                                            (40)            0        (18)           0        (352)       (225)
      Bonus                                                     9            1           6           0          220         165
      Other transactions                                        0            0           0           0          (2)           0
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                            2,419          242         976         407        6,928      10,208
                                                      --------------------------------------------------------------------------



                                       89



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

5. CONTRACT TRANSACTIONS- ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)
(CONTINUED)

 TRANSACTIONS  IN UNITS FOR EACH FUND FOR THE YEARS ENDED  DECEMBER 31, 2002 AND
2001 WERE AS FOLLOWS.
                                                          USAZ OPPENHEIMER      USAZ PIMCO GROWTH AND   USAZ PIMCO RENAISSANCE
                                                        EMERGING GROWTH FUND         INCOME FUND                 FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                       747            0         666          11        6,925          91
      Transfers between funds                                 240            0         258         191        2,236         616
      Surrenders and terminations                               1            0        (76)           0        (142)        (17)
      Rescissions                                            (16)            0        (14)           0        (133)         (1)
      Bonus                                                     4            0           7           0           42           2
      Other transactions                                        0            0           0           0          (1)           0
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                              976            0         841         202        8,927         691
                                                      --------------------------------------------------------------------------


                                                        USAZ PIMCO VALUE FUND       USAZ TEMPLETON          USAZ VAN KAMPEN
                                                                               DEVELOPED MARKETS FUND   AGGRESSIVE GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                     1,793           19          98           0        1,370         142
      Transfers between funds                                 934          317         105          20          691         132
      Surrenders and terminations                           (138)          (9)           0           0         (22)         (3)
      Rescissions                                            (59)          (1)         (3)           0         (26)         (6)
      Bonus                                                    10            0           1           0            6           3
      Other transactions                                        0            0           0           0            0           0
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                            2,540          326         201          20        2,019         268
                                                      --------------------------------------------------------------------------


                                                           USAZ VAN KAMPEN         USAZ VAN KAMPEN      USAZ VAN KAMPEN GROWTH
                                                           COMSTOCK FUND        EMERGING GROWTH FUND       AND INCOME FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                     5,770        1,048       3,160         324        2,940       1,016
      Transfers between funds                               2,701          792       2,278         353        1,551         631
      Surrenders and terminations                           (218)         (28)       (105)         (9)        (176)        (41)
      Rescissions                                           (149)         (19)        (66)         (1)         (55)        (14)
      Bonus                                                    33           25          22           7           21          32
      Other transactions                                      (1)            0           0           0            0           0
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                            8,136        1,818       5,289         674        4,281       1,624
                                                      --------------------------------------------------------------------------



                                       90



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

5. CONTRACT TRANSACTIONS- ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)
(CONTINUED)

 TRANSACTIONS  IN UNITS FOR EACH FUND FOR THE YEARS ENDED  DECEMBER 31, 2002 AND
2001 WERE AS FOLLOWS.
                                                       USAZ VAN KAMPEN GROWTH    VAN KAMPEN EMERGING        VAN KAMPEN LIT
                                                                FUND              GROWTH PORTFOLIO       ENTERPRISE PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                     1,291          326       1,112         703            0          80
      Transfers between funds                                 907          254       (701)         535         (26)        (79)
      Surrenders and terminations                            (61)         (12)        (71)        (18)          (5)        (10)
      Rescissions                                            (16)          (5)        (32)        (16)            0         (5)
      Bonus                                                     8           13           7          17            0           3
      Other transactions                                        0            0           0           0            0           0
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                            2,129          576         315       1,221         (31)        (11)
                                                      --------------------------------------------------------------------------


                                                        VAN KAMPEN LIT GROWTH      TOTAL ALL FUNDS
                                                        AND INCOME PORTFOLIO
                                                      -------------------------------------------------
                                                         2002         2001        2002        2001
                                                      -------------------------------------------------
 Contract Transactions
      Purchase payments                                         0          178     104,400      29,910
      Transfers between funds                                (36)        (122)      21,897       3,519
      Surrenders and terminations                             (9)          (4)    (49,245)    (56,881)
      Rescissions                                               0          (2)     (2,583)       (850)
      Bonus                                                     0            9         938         611
      Other transactions                                        0            0       (125)       (115)
                                                      -------------------------------------------------
 Total Net Contract Transactions                             (45)           59      75,282    (23,806)
                                                      -------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

6. CONTRACT OWNERS' EQUITY

A SUMMARY BY PRODUCT AND FUND OF NET ASSETS (THOUSANDS), UNITS OUTSTANDING (THOUSANDS), AND UNIT VALUES AT
DECEMBER 31, 2002
FOLLOWS:                                               AIM V.I. CAPITAL APPRECIATION FUND          AIM V.I. GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
   Alterity Traditional - Option 1                            741          147   5.0500252         628          163   3.8566547
   Alterity Traditional - Option 2                              0            0   5.0206387           1            0   3.8325204
   Alterity Enhanced                                        2,195          441   4.9768785         566          149   3.7965872
   Alterity Optional - Option 1                             1,393          278   5.0060090         689          180   3.8205047
   Alterity Optional - Option 2                               123           25   4.9768785           0            0   3.7965872
   Dimensions - Option 1                                        3            1   5.0353106           0            0   3.8445733
   Dimensions - Option 2                                        9            2   5.0060092           2            1   3.8205048
   Dimensions - Option 3                                       21            4   4.9914227          37           10   3.8085273
   Dimensions - Option 4                                       39            8   4.9623766           2            0   3.7846844
   Dimensions - Option 5                                        0            0   5.0060092           0            0   3.8205048
   Dimensions - Option 6                                        0            0   4.9768785           0            0   3.7965872
   High Five Traditional                                        0            0           0           0            0           0
   High Five Enhanced                                           0            0           0           0            0           0
   Rewards Traditional - Option 1                           1,470          293   5.0133187       1,105          289   3.8264987
   Rewards Traditional - Option 2                               0            0   4.9696222           0            0   3.7906258
   Rewards Enhanced - Option 1                              1,567          314   4.9841454         563          148   3.8004342
   Rewards Enhanced - Option 2                                  0            0   4.9696222           0            0   3.7906258
   Rewards Enhanced - Option 3                                  0            0   4.9407027           0            0   3.7668741
   Valuemark II & III                                           0            0           0       3,764          976   3.8566547
   Valuemark IV - Option 1                                      0            0           0       4,338        1,128   3.8457714
   Valuemark IV - Option 2                                      0            0           0           0            0           0
   Valuemark IV - Option 3                                      0            0           0           0            0           0
   Valuemark IV - Option 4                                      0            0           0           0            0           0
   Charter Traditional                                         29            6   5.0870002          77           20   3.8870577
   Charter Enhanced                                            15            3   5.0573975          12            3   3.8627229
   Deferred Variable Annuities                                  0            0           0           4            0   0.3308888
   Valuemark Income Plus                                        0            0           0          21            0   0.3118563

                                                       AIM V.I. INTERNATIONAL GROWTH FUND      AIM V.I. PREMIER EQUITY FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
   Alterity Traditional - Option 1                            286           58   4.8968051         998          195   5.1218747
   Alterity Traditional - Option 2                             12            2   4.8683102          61           12   5.0920701
   Alterity Enhanced                                          666          138   4.8258777       2,189          434   5.0476873
   Alterity Optional - Option 1                               668          138   4.8541244       2,585          509   5.0772322
   Alterity Optional - Option 2                                30            6   4.8258777         183           36   5.0476873
   Dimensions - Option 1                                        0            0   4.8825369           5            1   5.1069507
   Dimensions - Option 2                                        3            1   4.8541245           1            0   5.0772324
   Dimensions - Option 3                                        0            0   4.8399807          97           19   5.0624384
   Dimensions - Option 4                                       45            9   4.8118158          45            9   5.0329790
   Dimensions - Option 5                                        0            0   4.8541245          21            4   5.0772324
   Dimensions - Option 6                                        0            0   4.8258777           2            0   5.0476873
   High Five Traditional                                        0            0           0           0            0           0
   High Five Enhanced                                           0            0           0           0            0           0
   Rewards Traditional - Option 1                             912          188   4.8612123       2,181          429   5.0846459
   Rewards Traditional - Option 2                               0            0   4.8188416           0            0   5.0403278
   Rewards Enhanced - Option 1                                158           33   4.8329242       1,035          205   5.0550576
   Rewards Enhanced - Option 2                                  0            0   4.8188416           0            0   5.0403278
   Rewards Enhanced - Option 3                                  0            0   4.7907994           0            0   5.0109968
   Valuemark II & III                                           0            0           0           0            0           0
   Valuemark IV - Option 1                                      0            0           0           0            0           0
   Valuemark IV - Option 2                                      0            0           0           0            0           0
   Valuemark IV - Option 3                                      0            0           0           0            0           0
   Valuemark IV - Option 4                                      0            0           0           0            0           0
   Charter Traditional                                          8            2   4.9326583         136           26   5.1593757
   Charter Enhanced                                             0            0   4.9039538         178           35   5.1293519
   Deferred Variable Annuities                                  0            0           0           0            0           0
   Valuemark Income Plus                                        0            0           0           0            0           0



                                       92



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY BY PRODUCT AND FUND OF NET ASSETS (THOUSANDS), UNITS OUTSTANDING (THOUSANDS), AND UNIT VALUES AT
DECEMBER 31, 2002
FOLLOWS:                                                                                      ALGER AMERICAN LEVERAGED ALLCAP
                                                        ALGER AMERICAN GROWTH PORTFOLIO                  PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
   Alterity Traditional - Option 1                            301           57   5.2741833         220           45   4.8699205
   Alterity Traditional - Option 2                             13            3   5.2411655           0            0   4.8394336
   Alterity Enhanced                                          264           50   5.1920251         153           32   4.7940597
   Alterity Optional - Option 1                               252           48   5.2247335         143           30   4.8242610
   Alterity Optional - Option 2                                 0            0   5.1920251           0            0   4.7940597
   Dimensions - Option 1                                        0            0           0           0            0           0
   Dimensions - Option 2                                        0            0           0           0            0           0
   Dimensions - Option 3                                        0            0           0           0            0           0
   Dimensions - Option 4                                        0            0           0           0            0           0
   Dimensions - Option 5                                        0            0           0           0            0           0
   Dimensions - Option 6                                        0            0           0           0            0           0
   High Five Traditional                                        0            0           0           0            0           0
   High Five Enhanced                                           0            0           0           0            0           0
   Rewards Traditional - Option 1                           1,241          237   5.2329433         479           99   4.8318415
   Rewards Traditional - Option 2                               0            0   5.1838727           0            0   4.7865322
   Rewards Enhanced - Option 1                                432           83   5.1972987         218           45   4.7989291
   Rewards Enhanced - Option 2                                  0            0   5.1838727           0            0   4.7865322
   Rewards Enhanced - Option 3                                  0            0   5.1513910           0            0   4.7565402
   Valuemark II & III                                       4,141          785   5.2741833       1,726          354   4.8699205
   Valuemark IV - Option 1                                  4,345          826   5.2592998       1,789          368   4.8561778
   Valuemark IV - Option 2                                      0            0           0           0            0           0
   Valuemark IV - Option 3                                      0            0           0           0            0           0
   Valuemark IV - Option 4                                      0            0           0           0            0           0
   Charter Traditional                                         29            6   5.3157481           0            0   4.9082994
   Charter Enhanced                                             0            0   5.2824691           1            0   4.8775712
   Deferred Variable Annuities                                 17            0   0.4525083           0            0   0.4178238
   Valuemark Income Plus                                        5            0   0.4264793          14            0   0.3937900

                                                          ALGER AMERICAN MIDCAP GROWTH             ALGER AMERICAN SMALL
                                                                   PORTFOLIO                     CAPITALIZATION PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
   Alterity Traditional - Option 1                          1,465          212   6.9009665          81           22   3.6975481
   Alterity Traditional - Option 2                             22            3   6.8608093           0            0   3.6760318
   Alterity Enhanced                                        2,843          418   6.8010100         296           81   3.6439913
   Alterity Optional - Option 1                             3,931          575   6.8408175         207           57   3.6653202
   Alterity Optional - Option 2                               316           46   6.8010100           0            0   3.6439913
   Dimensions - Option 1                                        3            0   6.8808587           2            1   3.6867743
   Dimensions - Option 2                                        2            0   6.8408177           0            0   3.6653203
   Dimensions - Option 3                                       93           14   6.8208850           0            0   3.6546403
   Dimensions - Option 4                                       29            4   6.7811928           0            0   3.6333732
   Dimensions - Option 5                                        5            1   6.8408177           0            0   3.6653203
   Dimensions - Option 6                                        0            0   6.8010100           0            0   3.6439913
   High Five Traditional                                        0            0           0           0            0           0
   High Five Enhanced                                           0            0           0           0            0           0
   Rewards Traditional - Option 1                           1,846          269   6.8508064         220           60   3.6706722
   Rewards Traditional - Option 2                               0            0   6.7910941           0            0   3.6386784
   Rewards Enhanced - Option 1                              2,029          298   6.8109404         160           44   3.6493120
   Rewards Enhanced - Option 2                                  0            0   6.7910941           0            0   3.6386784
   Rewards Enhanced - Option 3                                  0            0   6.7515750           0            0   3.6175038
   Valuemark II & III                                           0            0           0           0            0           0
   Valuemark IV - Option 1                                      0            0           0           0            0           0
   Valuemark IV - Option 2                                      0            0           0           0            0           0
   Valuemark IV - Option 3                                      0            0           0           0            0           0
   Valuemark IV - Option 4                                      0            0           0           0            0           0
   Charter Traditional                                        100           14   6.9514936          29            8   3.7246206
   Charter Enhanced                                           200           29   6.9110410           1            0   3.7029461
   Deferred Variable Annuities                                  0            0           0           0            0           0
   Valuemark Income Plus                                        0            0           0           0            0           0



                                       93



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY BY PRODUCT AND FUND OF NET ASSETS (THOUSANDS), UNITS OUTSTANDING (THOUSANDS), AND UNIT VALUES AT
DECEMBER 31, 2002
FOLLOWS:                                                    DAVIS VA VALUE PORTFOLIO          DAVIS VA REAL ESTATE PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
   Alterity Traditional - Option 1                          3,868          485   7.9666318         234           17  13.6175150
   Alterity Traditional - Option 2                            117           15   7.9202734           0            0  13.5382740
   Alterity Enhanced                                       19,909        2,536   7.8512398         539           40  13.4202740
   Alterity Optional - Option 1                            12,404        1,571   7.8971944       1,734          128  13.4988250
   Alterity Optional - Option 2                             1,978          252   7.8512398           0            0  13.4202740
   Dimensions - Option 1                                       35            4   7.9434189           2            0  13.5778370
   Dimensions - Option 2                                       29            4   7.8971946          12            1  13.4988250
   Dimensions - Option 3                                       71            9   7.8741839          12            1  13.4594920
   Dimensions - Option 4                                      111           14   7.8283623           0            0  13.3811690
   Dimensions - Option 5                                       36            5   7.8971946           0            0  13.4988250
   Dimensions - Option 6                                        0            0   7.8512398           0            0  13.4202740
   High Five Traditional                                        0            0   7.9666318           0            0           0
   High Five Enhanced                                           4            1   7.7780296           0            0           0
   Rewards Traditional - Option 1                           6,688          846   7.9087258       1,025           76  13.5185360
   Rewards Traditional - Option 2                             631           81   7.8397927           0            0  13.4007070
   Rewards Enhanced - Option 1                              2,583          329   7.8627037         310           23  13.4398690
   Rewards Enhanced - Option 2                                101           13   7.8397927           0            0  13.4007070
   Rewards Enhanced - Option 3                              1,507          193   7.7941708           0            0  13.3227250
   Valuemark II & III                                         700           88   7.9666319           0            0           0
   Valuemark IV - Option 1                                    765           96   7.9457372           0            0           0
   Valuemark IV - Option 2                                    503           64   7.8764812           0            0           0
   Valuemark IV - Option 3                                      0            0   7.9225850           0            0           0
   Valuemark IV - Option 4                                      3            0   7.8535312           0            0           0
   Charter Traditional                                      1,134          141   8.0249615           3            0  13.7172190
   Charter Enhanced                                           529           66   7.9782621           0            0  13.6373950
   Deferred Variable Annuities                                  0            0           0           0            0           0
   Valuemark Income Plus                                       10            0   0.7576319           0            0           0

                                                          DAVIS VA FINANCIAL PORTFOLIO           DREYFUS STOCK INDEX FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
   Alterity Traditional - Option 1                          1,029          107   9.6522861       1,272          156   8.1588426
   Alterity Traditional - Option 2                             27            3   9.5961188          16            2   8.1478962
   Alterity Enhanced                                        8,600          904   9.5124784      18,733        2,304   8.1315037
   Alterity Optional - Option 1                             3,607          377   9.5681565      11,369        1,396   8.1424282
   Alterity Optional - Option 2                             1,090          115   9.5124784       2,118          261   8.1315037
   Dimensions - Option 1                                        8            1   9.6241616           0            0           0
   Dimensions - Option 2                                       12            1   9.5681568           0            0           0
   Dimensions - Option 3                                       17            2   9.5402773           0            0           0
   Dimensions - Option 4                                       76            8   9.4847603           0            0           0
   Dimensions - Option 5                                        0            0   9.5681568           0            0           0
   Dimensions - Option 6                                        2            0   9.5124784           0            0           0
   High Five Traditional                                        0            0   9.6522861         136           17   8.1588426
   High Five Enhanced                                           0            0   9.4961535           0            0   7.9990585
   Rewards Traditional - Option 1                           1,742          182   9.5821278       1,405          173   8.1451618
   Rewards Traditional - Option 2                             326           34   9.4986092         522           64   8.1287748
   Rewards Enhanced - Option 1                              1,585          166   9.5263679       1,281          158   8.1342335
   Rewards Enhanced - Option 2                                 52            5   9.4986092           8            1   8.1287748
   Rewards Enhanced - Option 3                                486           51   9.4433343       1,764          217   8.1178684
   Valuemark II & III                                          60            6   9.6522863       2,385          292   8.1736435
   Valuemark IV - Option 1                                     35            4   9.6269705       3,368          412   8.1687069
   Valuemark IV - Option 2                                    175           18   9.5430606         220           27   8.1522718
   Valuemark IV - Option 3                                      0            0   9.5989194           0            0   8.1632252
   Valuemark IV - Option 4                                      0            0   9.5152547          89           11   8.1468019
   Charter Traditional                                        154           16   9.7229577         300           37   8.1725463
   Charter Enhanced                                            69            7   9.6663773          57            7   8.1615808
   Deferred Variable Annuities                                  0            0           0           0            0   0.7910295
   Valuemark Income Plus                                        0            0   0.9179387          18            0   0.7810741



                                       94



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY BY PRODUCT AND FUND OF NET ASSETS (THOUSANDS), UNITS OUTSTANDING (THOUSANDS), AND UNIT VALUES AT
DECEMBER 31, 2002
FOLLOWS:                                               DREYFUS SMALL CAP STOCK INDEX FUND       FRANKLIN MONEY MARKET FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
   Alterity Traditional - Option 1                            320           42   7.6034515           0            0           0
   Alterity Traditional - Option 2                             15            2   7.5932502           0            0           0
   Alterity Enhanced                                        7,384          975   7.5779736           0            0           0
   Alterity Optional - Option 1                             4,482          591   7.5881544           0            0           0
   Alterity Optional - Option 2                               543           72   7.5779736           0            0           0
   Dimensions - Option 1                                        0            0           0           0            0           0
   Dimensions - Option 2                                        0            0           0           0            0           0
   Dimensions - Option 3                                        0            0           0           0            0           0
   Dimensions - Option 4                                        0            0           0           0            0           0
   Dimensions - Option 5                                        0            0           0           0            0           0
   Dimensions - Option 6                                        0            0           0           0            0           0
   High Five Traditional                                       94           12   7.6034515           0            0           0
   High Five Enhanced                                           0            0   7.4380446           0            0           0
   Rewards Traditional - Option 1                             153           20   7.5907020           0            0           0
   Rewards Traditional - Option 2                             582           77   7.5754305           0            0           0
   Rewards Enhanced - Option 1                                303           40   7.5805177           0            0           0
   Rewards Enhanced - Option 2                                 13            2   7.5754305           0            0           0
   Rewards Enhanced - Option 3                                653           86   7.5652665           0            0           0
   Valuemark II & III                                         348           46   7.6034515      75,260        4,735  15.8948150
   Valuemark IV - Option 1                                    413           54   7.5988593      26,421        1,683  15.6989720
   Valuemark IV - Option 2                                    117           15   7.5835707           0            0           0
   Valuemark IV - Option 3                                      0            0   7.5937600           0            0           0
   Valuemark IV - Option 4                                     19            2   7.5784824           0            0           0
   Charter Traditional                                         95           12   7.6162224          69            4  16.2851530
   Charter Enhanced                                            19            2   7.6060034           0            0  15.8425740
   Deferred Variable Annuities                                  0            0   0.7358474         232            0   0.8662934
   Valuemark Income Plus                                        8            0   0.7265865         948            0   0.8255364

                                                           FRANKLIN GROWTH AND INCOME
                                                                SECURITIES FUND                  FRANKLIN REAL ESTATE FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
   Alterity Traditional - Option 1                          3,729          153  24.3271330       2,482           84  29.6448780
   Alterity Traditional - Option 2                            235           10  23.6018940         109            4  28.8392260
   Alterity Enhanced                                       10,301          453  22.7268070      10,858          392  27.6715970
   Alterity Optional - Option 1                             6,787          291  23.3539030       5,764          203  28.4446430
   Alterity Optional - Option 2                             1,329           58  22.7268070       2,377           86  27.6715970
   Dimensions - Option 1                                       17            1  23.9292950           0            0  29.2392780
   Dimensions - Option 2                                        5            0  23.2789680           5            0  28.4446430
   Dimensions - Option 3                                      337           15  22.9604630           7            0  28.0554590
   Dimensions - Option 4                                       43            2  22.3364580          85            3  27.2929860
   Dimensions - Option 5                                        8            0  23.2789680           0            0  28.4446430
   Dimensions - Option 6                                        3            0  22.6463120           0            0  27.6715970
   High Five Traditional                                        0            0  24.3271330           0            0  29.6448780
   High Five Enhanced                                           0            0  23.5028660           0            0  29.2988650
   Rewards Traditional - Option 1                           2,867          116  24.6157760       1,560           54  28.6412560
   Rewards Traditional - Option 2                             310           14  22.4908510         437           16  27.4816400
   Rewards Enhanced - Option 1                              2,247           92  24.4202870       1,290           46  27.8628680
   Rewards Enhanced - Option 2                                 52            2  22.4908510         142            5  27.4816400
   Rewards Enhanced - Option 3                                666           30  21.8796040       1,054           39  26.7347550
   Valuemark II & III                                     309,698       12,649  24.4843130      71,541        2,390  29.9288740
   Valuemark IV - Option 1                                 95,356        3,944  24.1789720      31,865        1,078  29.5556340
   Valuemark IV - Option 2                                    613           26  23.2035160         345           12  28.3632670
   Valuemark IV - Option 3                                      1            0  23.8517450           0            0  29.1556430
   Valuemark IV - Option 4                                    211            9  22.8860480         167            6  27.9752040
   Charter Traditional                                        883           35  25.1113670       1,331           43  30.6836560
   Charter Enhanced                                           302           12  24.4289200         296           10  29.8497710
   Deferred Variable Annuities                                694            0   1.1898344         195            0   1.2753019
   Valuemark Income Plus                                    8,408            0   0.6806977         680            0   0.7957033



                                       95


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002


6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY BY PRODUCT AND FUND OF NET ASSETS (THOUSANDS), UNITS OUTSTANDING (THOUSANDS), AND UNIT VALUES AT
DECEMBER 31, 2002
FOLLOWS:                                                 FRANKLIN GLOBAL COMMUNICATIONS
                                                                SECURITIES FUND                  FRANKLIN HIGH INCOME FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
   Alterity Traditional - Option 1                             47            4  11.7041780       1,118           69  16.2774480
   Alterity Traditional - Option 2                              0            0  11.3860960          30            2  15.8350790
   Alterity Enhanced                                          723           66  10.9251010       2,089          137  15.1939560
   Alterity Optional - Option 1                               237           21  11.2303100       1,292           83  15.6184210
   Alterity Optional - Option 2                                70            6  10.9251010         394           26  15.1939560
   Dimensions - Option 1                                        0            0  11.5440420           0            0  16.0547410
   Dimensions - Option 2                                        0            0  11.2303100           0            0  15.6184210
   Dimensions - Option 3                                        0            0  11.0766550          46            3  15.4047280
   Dimensions - Option 4                                        0            0  10.7756210           0            0  14.9860680
   Dimensions - Option 5                                        0            0  11.2303100           0            0  15.6184210
   Dimensions - Option 6                                        0            0  10.9251010           0            0  15.1939560
   High Five Traditional                                        0            0  11.7041780           0            0  16.2774480
   High Five Enhanced                                           0            0  11.2425010           0            0  16.1788390
   Rewards Traditional - Option 1                              42            4  11.3079350         652           41  15.7263770
   Rewards Traditional - Option 2                               0            0  10.8501040         142            9  15.0896540
   Rewards Enhanced - Option 1                                120           11  11.0006170         494           32  15.2989790
   Rewards Enhanced - Option 2                                 29            3  10.8501040          43            3  15.0896540
   Rewards Enhanced - Option 3                                 22            2  10.5552240         263           18  14.6795530
   Valuemark II & III                                     106,633        9,015  11.8284770      61,051        3,713  16.4407220
   Valuemark IV - Option 1                                 11,604          992  11.6919380      39,669        2,443  16.2356920
   Valuemark IV - Option 2                                      6            1  11.2097190       1,021           66  15.5806930
   Valuemark IV - Option 3                                      0            0  11.5228810           0            0  16.0159660
   Valuemark IV - Option 4                                      0            0  11.0563480          66            4  15.3675200
   Charter Traditional                                        125           10  12.1143010         372           22  16.8478210
   Charter Enhanced                                            56            5  11.7850720          65            4  16.3899510
   Deferred Variable Annuities                                164            0   0.5219157         258            0   0.7508327
   Valuemark Income Plus                                      461            0   0.3184040         567            0   0.5445547

                                                       TEMPLETON GLOBAL INCOME SECURITIES
                                                                      FUND                    FRANKLIN INCOME SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
   Alterity Traditional - Option 1                              0            0           0       1,510           54  27.8218720
   Alterity Traditional - Option 2                              0            0           0          30            1  27.0657630
   Alterity Enhanced                                            0            0           0       8,064          310  25.9699380
   Alterity Optional - Option 1                                 0            0           0       3,627          136  26.6954450
   Alterity Optional - Option 2                                 0            0           0       1,121           43  25.9699380
   Dimensions - Option 1                                        0            0           0           1            0  27.4412140
   Dimensions - Option 2                                        0            0           0           0            0  26.6954450
   Dimensions - Option 3                                        0            0           0           9            0  26.3301940
   Dimensions - Option 4                                        0            0           0           0            0  25.6146090
   Dimensions - Option 5                                        0            0           0           0            0  26.6954450
   Dimensions - Option 6                                        0            0           0           0            0  25.9699380
   High Five Traditional                                        0            0           0          51            2  27.8218720
   High Five Enhanced                                           0            0           0           0            0  26.9344220
   Rewards Traditional - Option 1                               0            0           0       1,957           73  26.8799670
   Rewards Traditional - Option 2                               0            0           0         478           19  25.7916620
   Rewards Enhanced - Option 1                                  0            0           0       1,201           46  26.1494460
   Rewards Enhanced - Option 2                                  0            0           0         109            4  25.7916620
   Rewards Enhanced - Option 3                                  0            0           0         552           22  25.0907060
   Valuemark II & III                                      31,120        1,502  20.7200850     304,530       10,837  28.1017770
   Valuemark IV - Option 1                                  7,810          382  20.4616870      86,352        3,112  27.7513230
   Valuemark IV - Option 2                                      0            0           0       1,752           66  26.6317480
   Valuemark IV - Option 3                                      0            0           0           3            0  27.3757500
   Valuemark IV - Option 4                                      0            0           0         185            7  26.2673750
   Charter Traditional                                        366           17  21.2259040       2,190           76  28.7967700
   Charter Enhanced                                            15            1  20.6490510         956           34  28.0141650
   Deferred Variable Annuities                                147            0   0.9987854         614            0   1.1015637
   Valuemark Income Plus                                        0            0   1.1214875       4,365            0   0.8022022



                                       96


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002


6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY BY PRODUCT AND FUND OF NET ASSETS (THOUSANDS), UNITS OUTSTANDING (THOUSANDS), AND UNIT VALUES AT
DECEMBER 31, 2002
FOLLOWS:                                                 FRANKLIN U.S. GOVERNMENT FUND        FRANKLIN ZERO COUPON FUND 2005
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
   Alterity Traditional - Option 1                          9,372          400  23.4019840         797           27  30.0394010
   Alterity Traditional - Option 2                            313           14  22.7089470          58            2  29.2230270
   Alterity Enhanced                                       33,284        1,523  21.8535350       3,251          116  28.0398590
   Alterity Optional - Option 1                            18,331          816  22.4602270       1,910           66  28.8231930
   Alterity Optional - Option 2                             2,928          134  21.8535350         330           12  28.0398590
   Dimensions - Option 1                                       68            3  23.0239610           0            0  29.6284030
   Dimensions - Option 2                                       22            1  22.3982390           0            0  28.8231930
   Dimensions - Option 3                                      542           25  22.0917830           0            0  28.4288300
   Dimensions - Option 4                                      343           16  21.4913870          48            2  27.6562090
   Dimensions - Option 5                                        0            0  22.3982390           0            0  28.8231930
   Dimensions - Option 6                                        6            0  21.7895180           0            0  28.0398590
   High Five Traditional                                        4            0  23.4019840           2            0  30.0394010
   High Five Enhanced                                           0            0  22.6031710           0            0  29.1335240
   Rewards Traditional - Option 1                          15,447          652  23.6844700       2,509           86  29.0224220
   Rewards Traditional - Option 2                           1,658           77  21.6399390         486           17  27.8473730
   Rewards Enhanced - Option 1                              9,047          385  23.4963770         869           31  28.2336750
   Rewards Enhanced - Option 2                                995           46  21.6399390         346           12  27.8473730
   Rewards Enhanced - Option 3                              4,585          218  21.0518180         373           14  27.0905490
   Valuemark II & III                                     260,580       11,045  23.5918420      36,760        1,224  30.0394010
   Valuemark IV - Option 1                                 82,181        3,527  23.2996410      16,001          539  29.6715900
   Valuemark IV - Option 2                                  1,399           63  22.3577310         199            7  28.4680120
   Valuemark IV - Option 3                                     21            1  22.9823320           2            0  29.2633140
   Valuemark IV - Option 4                                    413           19  22.0518350          10            0  28.0785160
   Charter Traditional                                      6,359          263  24.1613110         786           25  31.0920030
   Charter Enhanced                                         1,786           76  23.5046830         134            4  30.2470280
   Deferred Variable Annuities                                478            0   1.1168111           3            0   1.2147847
   Valuemark Income Plus                                      331            0   1.0090181         152            0   1.0163323

                                                                                                 FRANKLIN RISING DIVIDENDS
                                                         FRANKLIN ZERO COUPON FUND 2010               SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
   Alterity Traditional - Option 1                            881           25  34.8924170       4,906          201  24.3844240
   Alterity Traditional - Option 2                              1            0  33.9441540         145            6  23.7758070
   Alterity Enhanced                                        4,269          131  32.5698390      23,249        1,006  23.1141880
   Alterity Optional - Option 1                             1,711           51  33.4797240      15,781          668  23.6141450
   Alterity Optional - Option 2                               671           21  32.5698390       3,225          140  23.1141880
   Dimensions - Option 1                                       17            0  34.4150210          26            1  24.0355790
   Dimensions - Option 2                                        0            0  33.4797240          21            1  23.5188390
   Dimensions - Option 3                                        0            0  33.0216500          56            2  23.2646490
   Dimensions - Option 4                                       25            1  32.1242080          19            1  22.7644770
   Dimensions - Option 5                                        0            0  33.4797240           8            0  23.5188390
   Dimensions - Option 6                                        0            0  32.5698390           0            0  23.0132050
   High Five Traditional                                        0            0  34.8924170          15            1  24.3844240
   High Five Enhanced                                           0            0  33.4668390           0            0  23.5196000
   Rewards Traditional - Option 1                           3,722          110  33.7111400       5,379          220  24.4745800
   Rewards Traditional - Option 2                             341           11  32.3462560         996           43  22.9880560
   Rewards Enhanced - Option 1                              2,286           70  32.7949670       3,868          159  24.2802120
   Rewards Enhanced - Option 2                                323           10  32.3462560         253           11  22.9880560
   Rewards Enhanced - Option 3                                881           28  31.4671630       2,240          100  22.4903690
   Valuemark II & III                                      30,489          874  34.8924170     188,682        7,674  24.5857280
   Valuemark IV - Option 1                                 16,810          488  34.4602510      69,457        2,853  24.3451910
   Valuemark IV - Option 2                                    109            3  33.0671630         931           40  23.5655450
   Valuemark IV - Option 3                                    168            5  33.9909490           1            0  24.0833210
   Valuemark IV - Option 4                                    120            4  32.6147410         184            8  23.3108560
   Charter Traditional                                        325            9  36.1150720       1,294           52  24.9673280
   Charter Enhanced                                            92            3  35.1335870         710           29  24.4305580
   Deferred Variable Annuities                                 84            0   1.4450524         349            0   1.6098502
   Valuemark Income Plus                                       36            0   1.0934775       3,342            0   0.8129571



                                       97


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002


6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY BY PRODUCT AND FUND OF NET ASSETS (THOUSANDS), UNITS OUTSTANDING (THOUSANDS), AND UNIT VALUES AT
DECEMBER 31, 2002
FOLLOWS:                                                                                       TEMPLETON DEVELOPING MARKETS
                                                       TEMPLETON FOREIGN SECURITIES FUND              SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
   Alterity Traditional - Option 1                            426           30  14.2634340       1,244          165   7.5447343
   Alterity Traditional - Option 2                              7            1  13.9567870           5            1   7.3911208
   Alterity Enhanced                                        7,137          528  13.5091270       3,752          519   7.2258722
   Alterity Optional - Option 1                             4,747          344  13.8059430       4,129          562   7.3517676
   Alterity Optional - Option 2                               462           34  13.5091270         528           73   7.2258722
   Dimensions - Option 1                                        1            0  14.1092780           0            0   7.4564756
   Dimensions - Option 2                                        0            0  13.8059430           5            1   7.3263380
   Dimensions - Option 3                                        0            0  13.6567290          81           11   7.2621234
   Dimensions - Option 4                                       19            1  13.3631200          49            7   7.1353763
   Dimensions - Option 5                                        3            0  13.8059430           0            0   7.3263380
   Dimensions - Option 6                                        7            0  13.5091270           0            0   7.1984711
   High Five Traditional                                        0            0  14.2634340           0            0   7.5447343
   High Five Enhanced                                           0            0  13.9802060           0            0   7.4440248
   Rewards Traditional - Option 1                             500           36  13.8811600         647           86   7.5380357
   Rewards Traditional - Option 2                             281           21  13.4354650          49            7   7.1941249
   Rewards Enhanced - Option 1                                581           43  13.5827280         314           42   7.4781713
   Rewards Enhanced - Option 2                                 54            4  13.4354650          29            4   7.1941249
   Rewards Enhanced - Option 3                                634           48  13.1448050         101           14   7.0685249
   Valuemark II & III                                     180,365       12,501  14.4279660      32,768        4,325   7.5756340
   Valuemark IV - Option 1                                 50,808        3,556  14.2868090      16,326        2,172   7.5158490
   Valuemark IV - Option 2                                    371           27  13.8292790          53            7   7.3199469
   Valuemark IV - Option 3                                      0            0  14.1331320           0            0   7.4499738
   Valuemark IV - Option 4                                      2            0  13.6798160           0            0   7.2557902
   Charter Traditional                                      4,031          275  14.6562300       1,914          249   7.6897993
   Charter Enhanced                                           441           31  14.3411370          83           11   7.5555894
   Deferred Variable Annuities                                302            0   0.7362432          98            0   0.4816763
   Valuemark Income Plus                                    2,119            0   0.5169718         328            0   0.5027667

                                                        TEMPLETON GROWTH SECURITIES FUND       TEMPLETON ASSET STRATEGY FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
   Alterity Traditional - Option 1                          2,434          160  15.2265720           0            0           0
   Alterity Traditional - Option 2                             53            4  14.9441900           0            0           0
   Alterity Enhanced                                       13,583          931  14.5830540           0            0           0
   Alterity Optional - Option 1                             6,596          445  14.8371320           0            0           0
   Alterity Optional - Option 2                               998           68  14.5830540           0            0           0
   Dimensions - Option 1                                       15            1  15.0763310           0            0           0
   Dimensions - Option 2                                        6            0  14.8132050           0            0           0
   Dimensions - Option 3                                      117            8  14.6833680           0            0           0
   Dimensions - Option 4                                       31            2  14.4270970           0            0           0
   Dimensions - Option 5                                        3            0  14.8132050           0            0           0
   Dimensions - Option 6                                        0            0  14.5546690           0            0           0
   High Five Traditional                                        9            1  15.2265720           0            0           0
   High Five Enhanced                                           0            0  15.0028130           0            0           0
   Rewards Traditional - Option 1                           2,514          165  15.2412390           0            0           0
   Rewards Traditional - Option 2                             392           27  14.5189820           0            0           0
   Rewards Enhanced - Option 1                              2,400          159  15.1201980           0            0           0
   Rewards Enhanced - Option 2                                 65            4  14.5189820           0            0           0
   Rewards Enhanced - Option 3                              1,008           71  14.2655000           0            0           0
   Valuemark II & III                                     156,811       10,211  15.3569260      10,288          871  11.8113200
   Valuemark IV - Option 1                                 97,745        6,416  15.2357330       7,965          679  11.7296150
   Valuemark IV - Option 2                                    845           57  14.8386100           0            0           0
   Valuemark IV - Option 3                                      1            0  15.1021940           0            0           0
   Valuemark IV - Option 4                                    143           10  14.7085550           0            0           0
   Charter Traditional                                      1,557          100  15.5480910          23            2  14.5078580
   Charter Enhanced                                           629           41  15.2767310          23            2  14.2857760
   Deferred Variable Annuities                                768            0   0.9763049          16            0   0.8122548
   Valuemark Income Plus                                    5,749            0   0.6532438         786            0   0.5769179



                                       98



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY BY PRODUCT AND FUND OF NET ASSETS (THOUSANDS), UNITS OUTSTANDING (THOUSANDS), AND UNIT VALUES AT
DECEMBER 31, 2002
FOLLOWS:                                                                                         FRANKLIN LARGE CAP GROWTH
                                                            FRANKLIN SMALL CAP FUND                   SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
   Alterity Traditional - Option 1                          2,394          171  14.0016830       1,283           93  13.8632260
   Alterity Traditional - Option 2                             47            3  13.7652190          28            2  13.6794710
   Alterity Enhanced                                       14,515        1,073  13.5195030       6,673          498  13.4083900
   Alterity Optional - Option 1                             7,086          517  13.7103500       4,311          317  13.5885070
   Alterity Optional - Option 2                             1,323           98  13.5195030         829           62  13.4083900
   Dimensions - Option 1                                        9            1  13.8643530           0            0  13.7710420
   Dimensions - Option 2                                        1            0  13.6667930           0            0  13.5885070
   Dimensions - Option 3                                      151           11  13.5690710          34            3  13.4981480
   Dimensions - Option 4                                       23            2  13.3757170          43            3  13.3192270
   Dimensions - Option 5                                        0            0  13.6667930           0            0  13.5885070
   Dimensions - Option 6                                        0            0  13.4720470           0            0  13.4083900
   High Five Traditional                                        0            0  14.0016830           0            0  13.8632260
   High Five Enhanced                                           0            0  13.5623020           0            0  13.4063340
   Rewards Traditional - Option 1                           3,043          218  13.9363910         866           63  13.6339130
   Rewards Traditional - Option 2                             492           37  13.4710990         551           41  13.3637340
   Rewards Enhanced - Option 1                              2,064          149  13.8257130         514           38  13.4531940
   Rewards Enhanced - Option 2                                 92            7  13.4710990          40            3  13.3637340
   Rewards Enhanced - Option 3                                778           59  13.2792120         976           74  13.1865940
   Valuemark II & III                                      77,877        5,522  14.1036950      74,422        5,308  14.0195120
   Valuemark IV - Option 1                                 64,734        4,620  14.0129720      77,167        5,537  13.9355830
   Valuemark IV - Option 2                                    254           19  13.7144530         373           27  13.6594240
   Valuemark IV - Option 3                                     27            2  13.9127070           5            0  13.8429180
   Valuemark IV - Option 4                                    137           10  13.6163940          31            2  13.5685980
   Charter Traditional                                        669           47  14.2169730         594           42  14.0963940
   Charter Enhanced                                           307           22  14.0143870         174           13  13.9095440
   Deferred Variable Annuities                                183            0   0.9940505          51            0   1.0124511
   Valuemark Income Plus                                    1,633            0   0.6096872       3,381            0   0.7009221

                                                        MUTUAL DISCOVERY SECURITIES FUND       MUTUAL SHARES SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
   Alterity Traditional - Option 1                          2,229          170  13.1480970       4,422          326  13.5676400
   Alterity Traditional - Option 2                             70            5  12.9594510         147           11  13.4237760
   Alterity Enhanced                                       15,522        1,216  12.7612260      19,938        1,514  13.1684250
   Alterity Optional - Option 1                             8,499          658  12.9145900      13,502        1,013  13.3266820
   Alterity Optional - Option 2                             2,444          191  12.7612260       2,599          197  13.1684250
   Dimensions - Option 1                                        9            1  13.0392700          22            2  13.5064540
   Dimensions - Option 2                                        0            0  12.8801190           8            1  13.3416010
   Dimensions - Option 3                                       51            4  12.8012740         387           29  13.2599320
   Dimensions - Option 4                                       72            6  12.6450270          17            1  13.0980860
   Dimensions - Option 5                                        8            1  12.8801190           3            0  13.3416010
   Dimensions - Option 6                                        0            0  12.7229110           0            0  13.1787610
   High Five Traditional                                       66            5  13.1480970          18            1  13.5676400
   High Five Enhanced                                           4            0  12.8667860           4            0  13.3137400
   Rewards Traditional - Option 1                           3,444          264  13.0595950       4,413          326  13.5275080
   Rewards Traditional - Option 2                             472           37  12.7220370         833           63  13.1279850
   Rewards Enhanced - Option 1                              1,707          132  12.9558800       3,563          266  13.4200770
   Rewards Enhanced - Option 2                                 58            5  12.7220370         200           15  13.1279850
   Rewards Enhanced - Option 3                              1,349          107  12.5664800         969           75  12.9674650
   Valuemark II & III                                      38,041        2,872  13.2461260      80,481        5,881  13.6845080
   Valuemark IV - Option 1                                 72,292        5,488  13.1731280     175,630       12,905  13.6090940
   Valuemark IV - Option 2                                    430           33  12.9326850       1,390          104  13.3606930
   Valuemark IV - Option 3                                     16            1  13.0924900           8            1  13.5257870
   Valuemark IV - Option 4                                    189           15  12.8535220          73            6  13.2789100
   Charter Traditional                                        735           55  13.3225250       1,653          120  13.7998580
   Charter Enhanced                                           399           30  13.1599150         609           45  13.6314220
   Deferred Variable Annuities                                170            0   0.9817306         296            0   1.0142211
   Valuemark Income Plus                                    3,469            0   0.7164156       5,884            0   0.7645952



                                       99



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY BY PRODUCT AND FUND OF NET ASSETS (THOUSANDS), UNITS OUTSTANDING (THOUSANDS), AND UNIT VALUES AT
DECEMBER 31, 2002
FOLLOWS:                                              FRANKLIN SMALL CAP VALUE SECURITIES       FRANKLIN AGGRESSIVE GROWTH
                                                                      FUND                            SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
   Alterity Traditional - Option 1                          1,232          129   9.5500645           0            0           0
   Alterity Traditional - Option 2                             32            3   9.4612517           0            0           0
   Alterity Enhanced                                        9,334        1,000   9.3295767           0            0           0
   Alterity Optional - Option 1                             5,345          568   9.4171547           0            0           0
   Alterity Optional - Option 2                               974          104   9.3295767           0            0           0
   Dimensions - Option 1                                        3            0   9.5055545           0            0           0
   Dimensions - Option 2                                        7            1   9.4171547           0            0           0
   Dimensions - Option 3                                      104           11   9.3732637           0            0           0
   Dimensions - Option 4                                       13            1   9.2860931           0            0           0
   Dimensions - Option 5                                        0            0   9.4171547           0            0           0
   Dimensions - Option 6                                        4            0   9.3295767           0            0           0
   High Five Traditional                                        0            0   9.5500645           0            0           0
   High Five Enhanced                                           0            0   9.3718669           0            0           0
   Rewards Traditional - Option 1                             960          102   9.4391776           0            0           0
   Rewards Traditional - Option 2                             187           20   9.3078097           0            0           0
   Rewards Enhanced - Option 1                                490           52   9.3513948           0            0           0
   Rewards Enhanced - Option 2                                 13            1   9.3078097           0            0           0
   Rewards Enhanced - Option 3                                556           60   9.2212469           0            0           0
   Valuemark II & III                                      13,240        1,372   9.6480496       1,456          400   3.6369234
   Valuemark IV - Option 1                                 12,744        1,326   9.6075704       1,339          369   3.6281719
   Valuemark IV - Option 2                                    568           60   9.4738565           0            0           0
   Valuemark IV - Option 3                                      0            0   9.5627921           0            0           0
   Valuemark IV - Option 4                                    163           17   9.4297040           0            0           0
   Charter Traditional                                        427           44   9.6623777           0            0   3.6519871
   Charter Enhanced                                            96           10   9.6103751           0            0   3.6325463
   Deferred Variable Annuities                                  0            0   0.7681734           2            0   0.3191658
   Valuemark Income Plus                                      552            0   0.7033650           4            0   0.3034464

                                                      FRANKLIN TECHNOLOGY SECURITIES FUND       FRANKLIN S&P 500 INDEX FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
   Alterity Traditional - Option 1                              0            0           0         323           52   6.2133716
   Alterity Traditional - Option 2                              0            0           0          11            2   6.1744742
   Alterity Enhanced                                            0            0           0       2,615          428   6.1165831
   Alterity Optional - Option 1                                 0            0           0       1,784          290   6.1551164
   Alterity Optional - Option 2                                 0            0           0         235           38   6.1165831
   Dimensions - Option 1                                        0            0           0           0            0   6.1938924
   Dimensions - Option 2                                        0            0           0           0            0   6.1551164
   Dimensions - Option 3                                        0            0           0          27            4   6.1358196
   Dimensions - Option 4                                        0            0           0           0            0   6.0974068
   Dimensions - Option 5                                        0            0           0           3            0   6.1551164
   Dimensions - Option 6                                        0            0           0           0            0   6.1165831
   High Five Traditional                                        0            0           0           0            0           0
   High Five Enhanced                                           0            0           0           0            0           0
   Rewards Traditional - Option 1                               0            0           0         645          105   6.1647878
   Rewards Traditional - Option 2                               0            0           0           0            0   6.1069874
   Rewards Enhanced - Option 1                                  0            0           0         169           28   6.1261939
   Rewards Enhanced - Option 2                                  0            0           0           0            0   6.1069874
   Rewards Enhanced - Option 3                                  0            0           0           0            0   6.0687548
   Valuemark II & III                                         859          297   2.8896542       9,912        1,582   6.2642070
   Valuemark IV - Option 1                                    840          291   2.8827008       8,391        1,343   6.2465297
   Valuemark IV - Option 2                                      0            0           0         218           35   6.1879612
   Valuemark IV - Option 3                                      0            0           0           0            0   6.2269464
   Valuemark IV - Option 4                                      0            0           0           8            1   6.1685635
   Charter Traditional                                          0            0   2.8996347          54            9   6.2623378
   Charter Enhanced                                             7            2   2.8841989           0            0   6.2231329
   Deferred Variable Annuities                                  1            0   0.2535876          10            0   0.5374492
   Valuemark Income Plus                                        5            0   0.2410981         139            0   0.5065343



                                      100



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY BY PRODUCT AND FUND OF NET ASSETS (THOUSANDS), UNITS OUTSTANDING (THOUSANDS), AND UNIT VALUES AT
DECEMBER 31, 2002
FOLLOWS:                                                   J.P. MORGAN INTERNATIONAL           J.P. MORGAN U.S. DISCIPLINED
                                                            OPPORTUNITIES PORTFOLIO                  EQUITY PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
   Alterity Traditional - Option 1                            175           31   5.6778455         238           40   5.9921186
   Alterity Traditional - Option 2                              0            0   5.6448112           0            0   5.9572501
   Alterity Enhanced                                           18            3   5.5956052         225           38   5.9053263
   Alterity Optional - Option 1                                71           13   5.6283572         174           29   5.9398911
   Alterity Optional - Option 2                                 0            0   5.5956052           1            0   5.9053263
   Dimensions - Option 1                                        0            0   5.6613015           0            0   5.9746590
   Dimensions - Option 2                                        0            0   5.6283574           8            1   5.9398913
   Dimensions - Option 3                                        0            0   5.6119576           0            0   5.9225838
   Dimensions - Option 4                                        0            0   5.5793004           0            0   5.8881190
   Dimensions - Option 5                                        0            0   5.6283574           0            0   5.9398913
   Dimensions - Option 6                                        0            0   5.5956052           0            0   5.9053263
   High Five Traditional                                        0            0           0           0            0           0
   High Five Enhanced                                           0            0           0           0            0           0
   Rewards Traditional - Option 1                             134           24   5.6365757         152           26   5.9485645
   Rewards Traditional - Option 2                               0            0   5.5874469           0            0   5.8967163
   Rewards Enhanced - Option 1                                109           19   5.6037755         184           31   5.9139488
   Rewards Enhanced - Option 2                                  0            0   5.5874469           0            0   5.8967163
   Rewards Enhanced - Option 3                                  0            0   5.5549320           0            0   5.8624017
   Valuemark II & III                                           0            0           0           0            0           0
   Valuemark IV - Option 1                                      0            0           0           0            0           0
   Valuemark IV - Option 2                                      0            0           0           0            0           0
   Valuemark IV - Option 3                                      0            0           0           0            0           0
   Valuemark IV - Option 4                                      0            0           0           0            0           0
   Charter Traditional                                          0            0   5.7194172           4            1   6.0359914
   Charter Enhanced                                             0            0   5.6861345           0            0   6.0008665
   Deferred Variable Annuities                                  0            0           0           0            0           0
   Valuemark Income Plus                                        0            0           0           0            0           0

                                                         OPPENHEIMER GLOBAL SECURITIES
                                                                    FUND/VA                   OPPENHEIMER HIGH INCOME FUND/VA
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
   Alterity Traditional - Option 1                          2,499          361   6.9117975       1,462          159   9.2228043
   Alterity Traditional - Option 2                             41            6   6.8715772          28            3   9.1691361
   Alterity Enhanced                                       20,814        3,056   6.8116841       3,472          382   9.0892173
   Alterity Optional - Option 1                            12,600        1,839   6.8515542       2,413          264   9.1424182
   Alterity Optional - Option 2                             1,742          256   6.8116841         281           31   9.0892173
   Dimensions - Option 1                                       53            8   6.8916581          14            2   9.1959311
   Dimensions - Option 2                                        0            0   6.8515542           1            0   9.1424183
   Dimensions - Option 3                                       32            5   6.8315903           3            0   9.1157792
   Dimensions - Option 4                                       85           13   6.7918358           8            1   9.0627325
   Dimensions - Option 5                                        5            1   6.8515542           0            0   9.1424183
   Dimensions - Option 6                                        0            0   6.8116841           0            0   9.0892173
   High Five Traditional                                        0            0   6.9117975           0            0   9.2228043
   High Five Enhanced                                           4            1   6.7078946           0            0   9.3179268
   Rewards Traditional - Option 1                           3,854          562   6.8615586       2,231          244   9.1550226
   Rewards Traditional - Option 2                           1,106          163   6.8017527         134           15   9.0759653
   Rewards Enhanced - Option 1                              2,000          293   6.8216301         673           74   9.1024888
   Rewards Enhanced - Option 2                                145           21   6.8017527         168           18   9.0759653
   Rewards Enhanced - Option 3                              1,921          284   6.7621714         156           17   9.0231497
   Valuemark II & III                                         173           25   6.9117976         249           27   9.2228044
   Valuemark IV - Option 1                                    351           51   6.8936694       2,137          232   9.1986150
   Valuemark IV - Option 2                                    239           35   6.8335833          16            2   9.1184387
   Valuemark IV - Option 3                                      0            0   6.8735827           0            0   9.1718121
   Valuemark IV - Option 4                                     45            7   6.8136721           0            0   9.0918701
   Charter Traditional                                      2,440          350   6.9624039         183           20   9.2903313
   Charter Enhanced                                           167           24   6.9218878          46            5   9.2362683
   Deferred Variable Annuities                                  0            0           0           0            0           0
   Valuemark Income Plus                                       15            0   0.6573164         143            0   0.8770947



                                      101



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY BY PRODUCT AND FUND OF NET ASSETS (THOUSANDS), UNITS OUTSTANDING (THOUSANDS), AND UNIT VALUES AT
DECEMBER 31, 2002
FOLLOWS:                                                OPPENHEIMER MAIN STREET GROWTH &
                                                                 INCOME FUND/VA              PIMCO VIT TOTAL RETURN PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
   Alterity Traditional - Option 1                          4,456          667   6.6817397      13,976        1,139  12.2748260
   Alterity Traditional - Option 2                            163           25   6.6428582         397           32  12.5321780
   Alterity Enhanced                                       19,059        2,894   6.5849586      62,231        5,144  12.0970320
   Alterity Optional - Option 1                            11,322        1,709   6.6235016      34,088        2,801  12.1678380
   Alterity Optional - Option 2                             1,849          281   6.5849586       7,008          579  12.0970320
   Dimensions - Option 1                                       83           12   6.6622706         281           22  12.5688010
   Dimensions - Option 2                                       14            2   6.6235016          81            6  12.4956610
   Dimensions - Option 3                                      145           22   6.6042022       1,203           97  12.4592510
   Dimensions - Option 4                                       70           11   6.5657709         428           35  12.3867480
   Dimensions - Option 5                                        7            1   6.6235016         114            9  12.4956610
   Dimensions - Option 6                                        4            1   6.5849586           4            0  12.4229470
   High Five Traditional                                        0            0   6.6817397           7            1  12.2748260
   High Five Enhanced                                           0            0   6.5464315           4            0  12.4671520
   Rewards Traditional - Option 1                           4,758          717   6.6331730      17,122        1,405  12.1856060
   Rewards Traditional - Option 2                             657          100   6.5753578       1,936          160  12.0793950
   Rewards Enhanced - Option 1                              3,399          515   6.5945735      10,976          906  12.1146960
   Rewards Enhanced - Option 2                                109           17   6.5753578         932           77  12.0793950
   Rewards Enhanced - Option 3                              1,470          225   6.5370940       3,806          317  12.0091020
   Valuemark II & III                                         518           78   6.6817398      14,288        1,133  12.6055300
   Valuemark IV - Option 1                                    582           87   6.6642150      12,169          968  12.5724690
   Valuemark IV - Option 2                                    166           25   6.6061289       1,532          123  12.4628850
   Valuemark IV - Option 3                                      0            0   6.6447969          14            1  12.5358350
   Valuemark IV - Option 4                                      8            1   6.5868805         330           27  12.4265720
   Charter Traditional                                        540           80   6.7306617       3,788          298  12.6978250
   Charter Enhanced                                           131           20   6.6914942       1,245           99  12.6239330
   Deferred Variable Annuities                                  0            0           0           0            0           0
   Valuemark Income Plus                                       28            0   0.6354378       1,184            0   1.1765591

                                                        PIMCO VIT STOCKSPLUS GROWTH AND
                                                                     INCOME                   PIMCO VIT HIGH YIELD PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
   Alterity Traditional - Option 1                            691          106   6.5033906       2,141          229   9.3325941
   Alterity Traditional - Option 2                              7            1   6.4655468         103           11   9.6272379
   Alterity Enhanced                                        6,161          961   6.4091927       8,431          917   9.1974168
   Alterity Optional - Option 1                             3,339          518   6.4467069       5,622          608   9.2512511
   Alterity Optional - Option 2                               616           96   6.4091927       1,202          131   9.1974168
   Dimensions - Option 1                                       33            5   6.4844411           1            0   9.6553717
   Dimensions - Option 2                                        1            0   6.4467070           1            0   9.5991853
   Dimensions - Option 3                                       19            3   6.4279227          25            3   9.5712153
   Dimensions - Option 4                                       18            3   6.3905172          23            2   9.5155183
   Dimensions - Option 5                                        0            0   6.4467070           0            0   9.5991853
   Dimensions - Option 6                                        7            1   6.4091927           2            0   9.5433263
   High Five Traditional                                        0            0   6.5033906           0            0   9.3325941
   High Five Enhanced                                           0            0   6.3333312           0            0   9.6350949
   Rewards Traditional - Option 1                           1,275          197   6.4561202       1,726          186   9.2647594
   Rewards Traditional - Option 2                             107           17   6.3998480         836           91   9.1840071
   Rewards Enhanced - Option 1                                757          118   6.4185510       1,014          110   9.2108463
   Rewards Enhanced - Option 2                                  3            0   6.3998480          80            9   9.1840071
   Rewards Enhanced - Option 3                                241           38   6.3626057         650           71   9.1305629
   Valuemark II & III                                         491           75   6.5033906       1,883          194   9.6835876
   Valuemark IV - Option 1                                    377           58   6.4863336       7,396          766   9.6581896
   Valuemark IV - Option 2                                     13            2   6.4297975         162           17   9.5740073
   Valuemark IV - Option 3                                      0            0   6.4674338           0            0   9.6300477
   Valuemark IV - Option 4                                      4            1   6.4110633         145           15   9.5461116
   Charter Traditional                                        108           16   6.5510173         885           91   9.7544881
   Charter Enhanced                                            63           10   6.5128953         743           77   9.6977246
   Deferred Variable Annuities                                  0            0           0           0            0           0
   Valuemark Income Plus                                       26            0   0.5986247         111            0   0.9040020



                                      102



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY BY PRODUCT AND FUND OF NET ASSETS (THOUSANDS), UNITS OUTSTANDING (THOUSANDS), AND UNIT VALUES AT
DECEMBER 31, 2002
FOLLOWS:                                                SP JENNISON INTERNATIONAL GROWTH       SP STRATEGIC PARTNERS FOCUSED
                                                                   PORTFOLIO                         GROWTH PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
   Alterity Traditional - Option 1                            330           81   4.0791798         516          106   4.8511910
   Alterity Traditional - Option 2                              0            0   4.0625271           2            1   4.8313866
   Alterity Enhanced                                          771          191   4.0376472       2,826          588   4.8017980
   Alterity Optional - Option 1                               360           89   4.0542092       1,001          208   4.8214945
   Alterity Optional - Option 2                               286           71   4.0376472         145           30   4.8017980
   Dimensions - Option 1                                        1            0   4.0708394           0            0   4.8412721
   Dimensions - Option 2                                        0            0   4.0542092           5            1   4.8214945
   Dimensions - Option 3                                      133           33   4.0459198           0            0   4.8116363
   Dimensions - Option 4                                       13            3   4.0293914           3            1   4.7919798
   Dimensions - Option 5                                        0            0   4.0542092           0            0   4.8214945
   Dimensions - Option 6                                        0            0   4.0376472           0            0   4.8017981
   High Five Traditional                                        0            0   4.0791798           0            0   4.8511910
   High Five Enhanced                                           0            0   4.1004239           0            0   4.6997269
   Rewards Traditional - Option 1                             354           87   4.0583606         906          188   4.8264315
   Rewards Traditional - Option 2                              18            4   4.0335172          50           10   4.7968864
   Rewards Enhanced - Option 1                                128           32   4.0417815         277           58   4.8067148
   Rewards Enhanced - Option 2                                  2            0   4.0335172           1            0   4.7968864
   Rewards Enhanced - Option 3                                 78           19   4.0170393         132           28   4.7772900
   Valuemark II & III                                          85           21   4.0791798         223           46   4.8511910
   Valuemark IV - Option 1                                    388           95   4.0716727         265           55   4.8422631
   Valuemark IV - Option 2                                     23            6   4.0467468          15            3   4.8126198
   Valuemark IV - Option 3                                      0            0   4.0633576           0            0   4.8323743
   Valuemark IV - Option 4                                      3            1   4.0385169           0            0   4.8028323
   Charter Traditional                                        399           97   4.1001058          40            8   4.8760773
   Charter Enhanced                                             0            0   4.0833555           0            0   4.8561569
   Deferred Variable Annuities                                  0            0           0           0            0           0
   Valuemark Income Plus                                        3            0   0.5036375           0            0   0.5624586

                                                                                                SELIGMAN GLOBAL TECHNOLOGY
                                                         JENNISON 20/20 FOCUS PORTFOLIO                  PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
   Alterity Traditional - Option 1                            146           18   8.1939898         498          125   3.9805550
   Alterity Traditional - Option 2                              1            0   8.1829962          14            3   3.9573919
   Alterity Enhanced                                        1,928          236   8.1665332       1,060          271   3.9228990
   Alterity Optional - Option 1                             1,633          200   8.1775047         892          226   3.9458604
   Alterity Optional - Option 2                               344           42   8.1665332          95           24   3.9228990
   Dimensions - Option 1                                        0            0           0           2            1   3.9689566
   Dimensions - Option 2                                        0            0           0           8            2   3.9458605
   Dimensions - Option 3                                        0            0           0          32            8   3.9343631
   Dimensions - Option 4                                        0            0           0           0            0   3.9114682
   Dimensions - Option 5                                        0            0           0           0            0   3.9458605
   Dimensions - Option 6                                        0            0           0           3            1   3.9228990
   High Five Traditional                                        0            0   8.1939898           0            0           0
   High Five Enhanced                                           0            0   8.0454110           0            0           0
   Rewards Traditional - Option 1                             248           30   8.1802501         797          202   3.9516221
   Rewards Traditional - Option 2                             133           16   8.1637925           0            0   3.9171794
   Rewards Enhanced - Option 1                                262           32   8.1692748         677          172   3.9286270
   Rewards Enhanced - Option 2                                  6            1   8.1637925           0            0   3.9171794
   Rewards Enhanced - Option 3                                214           26   8.1528391           0            0   3.8943844
   Valuemark II & III                                         104           13   8.1939898           0            0           0
   Valuemark IV - Option 1                                     47            6   8.1890409           0            0           0
   Valuemark IV - Option 2                                    136           17   8.1725649           0            0           0
   Valuemark IV - Option 3                                      0            0   8.1835456           0            0           0
   Valuemark IV - Option 4                                     27            3   8.1670814           0            0           0
   Charter Traditional                                         38            5   8.2077526          27            7   4.0096997
   Charter Enhanced                                             0            0   8.1967399          34            8   3.9863662
   Deferred Variable Annuities                                  0            0   0.7929986           0            0           0
   Valuemark Income Plus                                        0            0   0.7830184           0            0           0



                                      103



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY BY PRODUCT AND FUND OF NET ASSETS (THOUSANDS), UNITS OUTSTANDING (THOUSANDS), AND UNIT VALUES AT
DECEMBER 31, 2002
FOLLOWS:                                               SELIGMAN SMALL-CAP VALUE PORTFOLIO         USAZ MONEY MARKET FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
   Alterity Traditional - Option 1                          2,763          199  13.8970570       7,516          714  10.5205140
   Alterity Traditional - Option 2                             74            5  13.8161890          92            9  10.4592950
   Alterity Enhanced                                       27,503        2,008  13.6957660      31,806        3,068  10.3681310
   Alterity Optional - Option 1                            12,015          872  13.7759290      20,112        1,929  10.4288180
   Alterity Optional - Option 2                             2,940          215  13.6957660       3,319          320  10.3681310
   Dimensions - Option 1                                       26            2  13.8565640         124           12  10.4898600
   Dimensions - Option 2                                       13            1  13.7759300           0            0  10.4288180
   Dimensions - Option 3                                      112            8  13.7357900         206           20  10.3984300
   Dimensions - Option 4                                      117            9  13.6558580          16            2  10.3379190
   Dimensions - Option 5                                        8            1  13.7759300          58            6  10.4288180
   Dimensions - Option 6                                        0            0  13.6957660           0            0  10.3681310
   High Five Traditional                                        0            0  13.8970570           0            0  10.5205140
   High Five Enhanced                                           4            0  13.6664010           0            0  10.4628550
   Rewards Traditional - Option 1                           5,120          371  13.7960450      16,402        1,571  10.4440450
   Rewards Traditional - Option 2                             732           54  13.6757970       1,233          119  10.3530140
   Rewards Enhanced - Option 1                              2,828          206  13.7157640       9,766          941  10.3832700
   Rewards Enhanced - Option 2                                148           11  13.6757970         511           49  10.3530140
   Rewards Enhanced - Option 3                              1,064           78  13.5962140       6,719          653  10.2927670
   Valuemark II & III                                         837           60  13.8970570      27,592        2,623  10.5205140
   Valuemark IV - Option 1                                    816           59  13.8606080      19,787        1,886  10.4929210
   Valuemark IV - Option 2                                    361           26  13.7397970       1,213          117  10.4014630
   Valuemark IV - Option 3                                      0            0  13.8202210           0            0  10.4623470
   Valuemark IV - Option 4                                      9            1  13.6997630         266           26  10.3711570
   Charter Traditional                                        433           31  13.9988070      42,571        4,017  10.5975430
   Charter Enhanced                                           259           19  13.9173450       2,073          197  10.5358740
   Deferred Variable Annuities                                  0            0           0           0            0           0
   Valuemark Income Plus                                       11            0   1.3216192         483            0   0.9683934

                                                       USAZ VAN KAMPEN AGGRESSIVE GROWTH      USAZ VAN KAMPEN EMERGING GROWTH
                                                                      FUND                                 FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
   Alterity Traditional - Option 1                            442           83   5.3532664       1,276          209   6.0956902
   Alterity Traditional - Option 2                              5            1   5.3354018          99           16   6.0753480
   Alterity Enhanced                                        6,187        1,165   5.3087160      15,983        2,644   6.0449613
   Alterity Optional - Option 1                             2,462          462   5.3264914       7,487        1,234   6.0652019
   Alterity Optional - Option 2                               512           96   5.3087160       1,359          225   6.0449613
   Dimensions - Option 1                                        2            0   5.3443267          65           11   6.0855106
   Dimensions - Option 2                                        1            0   5.3264914          15            3   6.0652019
   Dimensions - Option 3                                        6            1   5.3175964          35            6   6.0550733
   Dimensions - Option 4                                        2            0   5.2998504         104           17   6.0348662
   Dimensions - Option 5                                        0            0   5.3264914           2            0   6.0652019
   Dimensions - Option 6                                        0            0   5.3087160           0            0   6.0449613
   High Five Traditional                                        0            0   5.3532664           0            0   6.0956902
   High Five Enhanced                                           0            0   5.2608843           0            0   5.9747899
   Rewards Traditional - Option 1                             325           61   5.3309449       1,613          266   6.0702730
   Rewards Traditional - Option 2                              87           16   5.3042814         739          122   6.0399117
   Rewards Enhanced - Option 1                                560          105   5.3131545       3,083          510   6.0500153
   Rewards Enhanced - Option 2                                 25            5   5.3042814          53            9   6.0399117
   Rewards Enhanced - Option 3                                184           35   5.2865796       1,044          173   6.0197549
   Valuemark II & III                                         512           96   5.3532664       1,157          190   6.0956902
   Valuemark IV - Option 1                                    690          129   5.3452200       1,414          232   6.0865279
   Valuemark IV - Option 2                                    102           19   5.3184840         277           46   6.0560840
   Valuemark IV - Option 3                                      0            0   5.3362936          24            4   6.0763636
   Valuemark IV - Option 4                                      3            1   5.3096035          58           10   6.0459718
   Charter Traditional                                         56           10   5.3756813         174           28   6.1212138
   Charter Enhanced                                             0            0   5.3577409          38            6   6.1007852
   Deferred Variable Annuities                                  0            0           0           0            0           0
   Valuemark Income Plus                                        8            0   0.4780921          36            0   0.5443968



                                      104



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY BY PRODUCT AND FUND OF NET ASSETS (THOUSANDS), UNITS OUTSTANDING (THOUSANDS), AND UNIT VALUES AT
DECEMBER 31, 2002
FOLLOWS:                                                  USAZ VAN KAMPEN GROWTH FUND          USAZ VAN KAMPEN COMSTOCK FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
   Alterity Traditional - Option 1                            714          100   7.1116386       2,306          312   7.3867848
   Alterity Traditional - Option 2                             10            1   7.0879061         241           33   7.3621341
   Alterity Enhanced                                        8,488        1,204   7.0524549      34,880        4,762   7.3253113
   Alterity Optional - Option 1                             4,364          617   7.0760689      15,100        2,054   7.3498390
   Alterity Optional - Option 2                               386           55   7.0524549       2,353          321   7.3253113
   Dimensions - Option 1                                       16            2   7.0997624           7            1   7.3744492
   Dimensions - Option 2                                        2            0   7.0760689          22            3   7.3498390
   Dimensions - Option 3                                        6            1   7.0642522          70           10   7.3375651
   Dimensions - Option 4                                        5            1   7.0406772          28            4   7.3130780
   Dimensions - Option 5                                        7            1   7.0760689           0            0   7.3498390
   Dimensions - Option 6                                        0            0   7.0524549           0            0   7.3253113
   High Five Traditional                                        0            0   7.1116386           7            1   7.3867848
   High Five Enhanced                                           0            0   6.8771262           0            0   7.2508206
   Rewards Traditional - Option 1                             739          104   7.0819852       2,836          386   7.3559841
   Rewards Traditional - Option 2                             153           22   7.0465635         473           65   7.3191920
   Rewards Enhanced - Option 1                              2,598          368   7.0583512       4,870          664   7.3314358
   Rewards Enhanced - Option 2                                 13            2   7.0465635         130           18   7.3191920
   Rewards Enhanced - Option 3                                295           42   7.0230474       1,443          198   7.2947661
   Valuemark II & III                                         441           62   7.1116386       2,795          378   7.3867848
   Valuemark IV - Option 1                                    575           81   7.1009492       3,468          470   7.3756819
   Valuemark IV - Option 2                                    124           17   7.0654313         893          122   7.3387899
   Valuemark IV - Option 3                                      7            1   7.0890908           8            1   7.3633647
   Valuemark IV - Option 4                                      7            1   7.0536338         277           38   7.3265359
   Charter Traditional                                         89           12   7.1414161         686           93   7.4177144
   Charter Enhanced                                            39            5   7.1175828         208           28   7.3929590
   Deferred Variable Annuities                                  0            0           0           0            0           0
   Valuemark Income Plus                                       20            0   0.6351297          94            0   0.6597026

                                                       USAZ VAN KAMPEN GROWTH AND INCOME     USAZ ALLIANCE CAPITAL GROWTH AND
                                                                      FUND                              INCOME FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
   Alterity Traditional - Option 1                          1,644          202   8.1308065         524           67   7.8078985
   Alterity Traditional - Option 2                            110           14   8.1036728          37            5   7.7897782
   Alterity Enhanced                                       17,502        2,170   8.0631412       5,690          733   7.7626760
   Alterity Optional - Option 1                            11,083        1,370   8.0901393       2,775          357   7.7807333
   Alterity Optional - Option 2                             1,288          160   8.0631412         657           85   7.7626760
   Dimensions - Option 1                                        9            1   8.1172283           0            0   7.7988331
   Dimensions - Option 2                                        8            1   8.0901393           8            1   7.7807333
   Dimensions - Option 3                                       53            7   8.0766292          34            4   7.7716996
   Dimensions - Option 4                                        0            0   8.0496756          17            2   7.7536628
   Dimensions - Option 5                                        0            0   8.0901393           0            0   7.7807333
   Dimensions - Option 6                                        0            0   8.0631412           0            0   7.7626760
   High Five Traditional                                        0            0   8.1308065           0            0   7.8078985
   High Five Enhanced                                           0            0   8.0240968           0            0   7.6829474
   Rewards Traditional - Option 1                           2,326          287   8.0969034         847          109   7.7852546
   Rewards Traditional - Option 2                             684           85   8.0564055         308           40   7.7581681
   Rewards Enhanced - Option 1                              6,673          827   8.0698825         541           70   7.7671866
   Rewards Enhanced - Option 2                                192           24   8.0564055          33            4   7.7581681
   Rewards Enhanced - Option 3                                864          108   8.0295193         543           70   7.7401626
   Valuemark II & III                                       1,813          223   8.1308065       1,933          248   7.8078985
   Valuemark IV - Option 1                                  1,669          206   8.1185852       1,496          192   7.7997392
   Valuemark IV - Option 2                                    976          121   8.0779773          57            7   7.7726011
   Valuemark IV - Option 3                                      0            0   8.1050274          14            2   7.7906833
   Valuemark IV - Option 4                                     49            6   8.0644890          80           10   7.7635779
   Charter Traditional                                        655           80   8.1648513          19            2   7.8306081
   Charter Enhanced                                           143           18   8.1376025          92           12   7.8124341
   Deferred Variable Annuities                                  0            0           0           4            0   0.7377678
   Valuemark Income Plus                                      129            0   0.7261500          82            0   0.7217729



                                      105



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY BY PRODUCT AND FUND OF NET ASSETS (THOUSANDS), UNITS OUTSTANDING (THOUSANDS), AND UNIT VALUES AT
DECEMBER 31, 2002
FOLLOWS:                                                USAZ ALLIANCE CAPITAL LARGE CAP      USAZ ALLIANCE CAPITAL TECHNOLOGY
                                                                  GROWTH FUND                              FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
   Alterity Traditional - Option 1                            853          119   7.1929767         118           19   6.2377225
   Alterity Traditional - Option 2                              6            1   7.1762835          11            2   6.2232462
   Alterity Enhanced                                        6,728          941   7.1513157       4,071          656   6.2015943
   Alterity Optional - Option 1                             5,546          774   7.1679509         949          153   6.2160203
   Alterity Optional - Option 2                               819          115   7.1513157         213           34   6.2015943
   Dimensions - Option 1                                        0            0   7.1846252           0            0   6.2304801
   Dimensions - Option 2                                        5            1   7.1679509           1            0   6.2160203
   Dimensions - Option 3                                       10            1   7.1596286           0            0   6.2088032
   Dimensions - Option 4                                       26            4   7.1430124           0            0   6.1943936
   Dimensions - Option 5                                        0            0   7.1679509           0            0   6.2160203
   Dimensions - Option 6                                        0            0   7.1513157           0            0   6.2015943
   High Five Traditional                                        0            0   7.1929767           0            0   6.2377225
   High Five Enhanced                                           0            0   6.9928090           0            0   6.0147028
   Rewards Traditional - Option 1                           1,367          191   7.1721161         317           51   6.2196323
   Rewards Traditional - Option 2                             761          106   7.1471628         102           16   6.1979929
   Rewards Enhanced - Option 1                                435           61   7.1554711         178           29   6.2051977
   Rewards Enhanced - Option 2                                  5            1   7.1471628          99           16   6.1979929
   Rewards Enhanced - Option 3                                296           42   7.1305754         231           37   6.1836083
   Valuemark II & III                                         943          131   7.1929767       1,059          170   6.2377225
   Valuemark IV - Option 1                                    843          117   7.1854600       1,126          181   6.2312040
   Valuemark IV - Option 2                                    248           35   7.1604592          28            5   6.2095235
   Valuemark IV - Option 3                                      0            0   7.1771172          11            2   6.2239692
   Valuemark IV - Option 4                                     44            6   7.1521466          27            4   6.2023148
   Charter Traditional                                         55            8   7.2138978          47            7   6.2558652
   Charter Enhanced                                            60            8   7.1971551           7            1   6.2413460
   Deferred Variable Annuities                                  0            0           0           0            0           0
   Valuemark Income Plus                                       41            0   0.6649287           0            0   0.5766236

                                                       USAZ PIMCO GROWTH AND INCOME FUND        USAZ PIMCO RENAISSANCE FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
   Alterity Traditional - Option 1                            227           28   8.1111810       2,598          320   8.1231849
   Alterity Traditional - Option 2                             19            2   8.0923569         147           18   8.1043330
   Alterity Enhanced                                        3,040          377   8.0642020      39,259        4,861   8.0761364
   Alterity Optional - Option 1                             1,596          197   8.0829607      14,483        1,789   8.0949229
   Alterity Optional - Option 2                               348           43   8.0642020       3,794          470   8.0761364
   Dimensions - Option 1                                        0            0   8.1017635          18            2   8.1137535
   Dimensions - Option 2                                        0            0   8.0829607           0            0   8.0949229
   Dimensions - Option 3                                       24            3   8.0735760          54            7   8.0855243
   Dimensions - Option 4                                       24            3   8.0548387         142           18   8.0667592
   Dimensions - Option 5                                        0            0   8.0829607           0            0   8.0949229
   Dimensions - Option 6                                        4            1   8.0642020           4            1   8.0761364
   High Five Traditional                                        0            0   8.1111810          55            7   8.1231849
   High Five Enhanced                                           0            0   7.9417731           0            0   8.1100193
   Rewards Traditional - Option 1                             371           46   8.0876576       2,598          321   8.0996267
   Rewards Traditional - Option 2                             355           44   8.0595190         759           94   8.0714464
   Rewards Enhanced - Option 1                                266           33   8.0688877       2,335          289   8.0808291
   Rewards Enhanced - Option 2                                  6            1   8.0595190         136           17   8.0714464
   Rewards Enhanced - Option 3                                188           23   8.0408141       1,812          225   8.0527139
   Valuemark II & III                                       1,040          128   8.1111810       4,000          492   8.1231849
   Valuemark IV - Option 1                                    589           73   8.1027048       3,588          442   8.1146962
   Valuemark IV - Option 2                                     54            7   8.0745126         525           65   8.0864623
   Valuemark IV - Option 3                                      0            0   8.0932971          24            3   8.1052746
   Valuemark IV - Option 4                                     63            8   8.0651389         284           35   8.0770747
   Charter Traditional                                        137           17   8.1347728         788           97   8.1468116
   Charter Enhanced                                            83           10   8.1158928         395           49   8.1279037
   Deferred Variable Annuities                                 38            0   0.7664249           0            0           0
   Valuemark Income Plus                                       13            0   0.7498087          98            0   0.7509184



                                      106



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY BY PRODUCT AND FUND OF NET ASSETS (THOUSANDS), UNITS OUTSTANDING (THOUSANDS), AND UNIT VALUES AT
DECEMBER 31, 2002
FOLLOWS:                                                                                     USAZ TEMPLETON DEVELOPED MARKETS
                                                             USAZ PIMCO VALUE FUND                         FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
   Alterity Traditional - Option 1                          1,094          135   8.0998694          81            9   8.6829392
   Alterity Traditional - Option 2                             11            1   8.0810715           0            0   8.6627881
   Alterity Enhanced                                        9,709        1,206   8.0529558         549           64   8.6326485
   Alterity Optional - Option 1                             3,785          469   8.0716884         502           58   8.6527296
   Alterity Optional - Option 2                             1,456          181   8.0529558          71            8   8.6326485
   Dimensions - Option 1                                        1            0   8.0904650           0            0   8.6728578
   Dimensions - Option 2                                        0            0   8.0716884           0            0   8.6527296
   Dimensions - Option 3                                      317           39   8.0623168           0            0   8.6426834
   Dimensions - Option 4                                       72            9   8.0436056          36            4   8.6226252
   Dimensions - Option 5                                        0            0   8.0716884           0            0   8.6527296
   Dimensions - Option 6                                        0            0   8.0529558           0            0   8.6326485
   High Five Traditional                                        0            0   8.0998694           0            0   8.6829392
   High Five Enhanced                                           0            0   8.0128056           0            0   8.7245549
   Rewards Traditional - Option 1                             796           99   8.0763787         173           20   8.6577575
   Rewards Traditional - Option 2                             123           15   8.0482794          10            1   8.6276354
   Rewards Enhanced - Option 1                                637           79   8.0576351         108           12   8.6376646
   Rewards Enhanced - Option 2                                 38            5   8.0482794           0            0   8.6276354
   Rewards Enhanced - Option 3                                437           54   8.0296006          18            2   8.6076120
   Valuemark II & III                                       2,496          308   8.0998694         119           14   8.6829392
   Valuemark IV - Option 1                                  1,563          193   8.0914050          70            8   8.6738654
   Valuemark IV - Option 2                                    119           15   8.0632521           2            0   8.6436860
   Valuemark IV - Option 3                                     17            2   8.0820104           0            0   8.6637946
   Valuemark IV - Option 4                                     14            2   8.0538915           0            0   8.6336515
   Charter Traditional                                        322           40   8.1234282         171           20   8.7081939
   Charter Enhanced                                           136           17   8.1045746           0            0   8.6879831
   Deferred Variable Annuities                                  0            0           0           0            0           0
   Valuemark Income Plus                                       90            0   0.7487631         117            0   0.8026629

                                                            USAZ AIM BLUE CHIP FUND              USAZ AIM BASIC VALUE FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
   Alterity Traditional - Option 1                            397           49   8.0162475         775          102   7.5648401
   Alterity Traditional - Option 2                             24            3   8.0054923          19            3   7.5546906
   Alterity Enhanced                                        4,436          555   7.9893864       9,760        1,294   7.5394916
   Alterity Optional - Option 1                             2,753          344   8.0001199       4,887          647   7.5496207
   Alterity Optional - Option 2                               607           76   7.9893864         883          117   7.5394916
   Dimensions - Option 1                                        0            0           0           0            0           0
   Dimensions - Option 2                                        0            0           0           0            0           0
   Dimensions - Option 3                                        0            0           0           0            0           0
   Dimensions - Option 4                                        0            0           0           0            0           0
   Dimensions - Option 5                                        0            0           0           0            0           0
   Dimensions - Option 6                                        0            0           0           0            0           0
   High Five Traditional                                        0            0   8.0162475           0            0   7.5648401
   High Five Enhanced                                           0            0   7.8085296           0            0   7.4022982
   Rewards Traditional - Option 1                             533           67   8.0028058         998          132   7.5521553
   Rewards Traditional - Option 2                             156           20   7.9867052         313           42   7.5369613
   Rewards Enhanced - Option 1                                577           72   7.9920685         524           69   7.5420227
   Rewards Enhanced - Option 2                                191           24   7.9867052          24            3   7.5369613
   Rewards Enhanced - Option 3                              1,038          130   7.9759894         919          122   7.5268490
   Valuemark II & III                                         386           48   8.0162475         740           98   7.5648401
   Valuemark IV - Option 1                                    399           50   8.0114059         553           73   7.5602711
   Valuemark IV - Option 2                                    123           15   7.9952873         492           65   7.5450602
   Valuemark IV - Option 3                                      0            0   8.0060298           0            0   7.5551978
   Valuemark IV - Option 4                                      8            1   7.9899228           7            1   7.5399978
   Charter Traditional                                         66            8   8.0297117          73           10   7.5775461
   Charter Enhanced                                            35            4   8.0189379          54            7   7.5673790
   Deferred Variable Annuities                                  0            0   0.7757971           0            0   0.7321107
   Valuemark Income Plus                                       32            0   0.7660334          14            0   0.7228968



                                      107



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY BY PRODUCT AND FUND OF NET ASSETS (THOUSANDS), UNITS OUTSTANDING (THOUSANDS), AND UNIT VALUES AT
DECEMBER 31, 2002
FOLLOWS:                                                                                     USAZ AIM DENT DEMOGRAPHIC TRENDS
                                                       USAZ AIM INTERNATIONAL EQUITY FUND                  FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
   Alterity Traditional - Option 1                            773           96   8.0836746         181           24   7.5487256
   Alterity Traditional - Option 2                              0            0   8.0728291           0            0   7.5385977
   Alterity Enhanced                                        3,753          466   8.0565876       2,000          266   7.5234311
   Alterity Optional - Option 1                             1,685          209   8.0674114       1,321          175   7.5335386
   Alterity Optional - Option 2                               198           25   8.0565876         331           44   7.5234311
   Dimensions - Option 1                                        0            0           0           0            0           0
   Dimensions - Option 2                                        0            0           0           0            0           0
   Dimensions - Option 3                                        0            0           0           0            0           0
   Dimensions - Option 4                                        0            0           0           0            0           0
   Dimensions - Option 5                                        0            0           0           0            0           0
   Dimensions - Option 6                                        0            0           0           0            0           0
   High Five Traditional                                        0            0   8.0836746           0            0   7.5487256
   High Five Enhanced                                           0            0   8.0693959           0            0   7.3601140
   Rewards Traditional - Option 1                             585           73   8.0701199         104           14   7.5360678
   Rewards Traditional - Option 2                              62            8   8.0538839          48            6   7.5209063
   Rewards Enhanced - Option 1                                145           18   8.0592923          64            9   7.5259568
   Rewards Enhanced - Option 2                                  1            0   8.0538839          40            5   7.5209063
   Rewards Enhanced - Option 3                                151           19   8.0430779         247           33   7.5108154
   Valuemark II & III                                          72            9   8.0836746          56            7   7.5487256
   Valuemark IV - Option 1                                     34            4   8.0787923          47            6   7.5441664
   Valuemark IV - Option 2                                     25            3   8.0625382         147           19   7.5289879
   Valuemark IV - Option 3                                      0            0   8.0733710           0            0   7.5391038
   Valuemark IV - Option 4                                      0            0   8.0571285           7            1   7.5239362
   Charter Traditional                                        666           82   8.0972521           6            1   7.5614045
   Charter Enhanced                                             3            0   8.0863877          10            1   7.5512591
   Deferred Variable Annuities                                  0            0   0.7823225           0            0   0.7305512
   Valuemark Income Plus                                        0            0   0.7724767           8            0   0.7213569

                                                        USAZ OPPENHEIMER EMERGING GROWTH
                                                                      FUND                  VAN KAMPEN LIT ENTERPRISE PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
   Alterity Traditional - Option 1                            165           21   8.0143294          45            9   4.7581515
   Alterity Traditional - Option 2                             21            3   8.0035769           0            0   4.7304635
   Alterity Enhanced                                        4,798          601   7.9874747          65           14   4.6892324
   Alterity Optional - Option 1                             1,546          193   7.9982057          23            5   4.7166793
   Alterity Optional - Option 2                               329           41   7.9874747           0            0   4.6892324
   Dimensions - Option 1                                        0            0           0           0            0           0
   Dimensions - Option 2                                        0            0           0           0            0           0
   Dimensions - Option 3                                        0            0           0           0            0           0
   Dimensions - Option 4                                        0            0           0           0            0           0
   Dimensions - Option 5                                        0            0           0           0            0           0
   Dimensions - Option 6                                        0            0           0           0            0           0
   High Five Traditional                                       51            6   8.0143294           0            0           0
   High Five Enhanced                                           0            0   8.0604677           0            0           0
   Rewards Traditional - Option 1                             206           26   8.0008909         137           29   4.7235665
   Rewards Traditional - Option 2                             136           17   7.9847942           0            0   4.6823956
   Rewards Enhanced - Option 1                                102           13   7.9901562          39            8   4.6960794
   Rewards Enhanced - Option 2                                 37            5   7.9847942           0            0   4.6823956
   Rewards Enhanced - Option 3                                214           27   7.9740809           0            0   4.6551475
   Valuemark II & III                                          78           10   8.0143294           0            0           0
   Valuemark IV - Option 1                                     66            8   8.0094890           0            0           0
   Valuemark IV - Option 2                                     12            1   7.9933743           0            0           0
   Valuemark IV - Option 3                                      0            0   8.0041142           0            0           0
   Valuemark IV - Option 4                                      1            0   7.9880110           0            0           0
   Charter Traditional                                         33            4   8.0277904           0            0   4.7929895
   Charter Enhanced                                            13            2   8.0170191           0            0   4.7650978
   Deferred Variable Annuities                                  0            0   0.7756114           0            0           0
   Valuemark Income Plus                                        0            0   0.7658501           0            0           0



                                      108



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY BY PRODUCT AND FUND OF NET ASSETS (THOUSANDS), UNITS OUTSTANDING (THOUSANDS), AND UNIT VALUES AT
DECEMBER 31, 2002
FOLLOWS:                                                VAN KAMPEN LIT GROWTH AND INCOME        VAN KAMPEN EMERGING GROWTH
                                                                   PORTFOLIO                             PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
   Alterity Traditional - Option 1                            236           25   9.4349347         519           95   5.4582407
   Alterity Traditional - Option 2                              0            0   9.3800322           2            0   5.4400257
   Alterity Enhanced                                           99           11   9.2982752       3,327          614   5.4128167
   Alterity Optional - Option 1                               464           50   9.3526995       1,662          306   5.4309406
   Alterity Optional - Option 2                                 0            0   9.2982752         153           28   5.4128167
   Dimensions - Option 1                                        0            0           0           7            1   5.4491256
   Dimensions - Option 2                                        0            0           0           0            0   5.4309406
   Dimensions - Option 3                                        0            0           0          11            2   5.4218712
   Dimensions - Option 4                                        0            0           0           1            0   5.4037772
   Dimensions - Option 5                                        0            0           0           0            0   5.4309406
   Dimensions - Option 6                                        0            0           0           2            0   5.4128167
   High Five Traditional                                        0            0           0           0            0           0
   High Five Enhanced                                           0            0           0           0            0           0
   Rewards Traditional - Option 1                             575           61   9.3663562         800          147   5.4354814
   Rewards Traditional - Option 2                               0            0   9.2847184           0            0   5.4082950
   Rewards Enhanced - Option 1                                 99           11   9.3118519         645          119   5.4173421
   Rewards Enhanced - Option 2                                  0            0   9.2847184           0            0   5.4082950
   Rewards Enhanced - Option 3                                  0            0   9.2306882           0            0   5.3902462
   Valuemark II & III                                           0            0           0         438           80   5.4582407
   Valuemark IV - Option 1                                      0            0           0         398           73   5.4500365
   Valuemark IV - Option 2                                      0            0           0          82           15   5.4227763
   Valuemark IV - Option 3                                      0            0           0           0            0   5.4409351
   Valuemark IV - Option 4                                      0            0           0          60           11   5.4137215
   Charter Traditional                                         15            2   9.5040149          94           17   5.4810951
   Charter Enhanced                                             0            0   9.4487085         131           24   5.4628029
   Deferred Variable Annuities                                  0            0           0           0            0   0.5030839
   Valuemark Income Plus                                        0            0           0           0            0   0.4874672

7. FINANCIAL HIGHLIGHTS

A SUMMARY OF UNITS OUTSTANDING (THOUSANDS), UNIT VALUES, NET ASSETS (THOUSANDS), RATIOS, AND TOTAL RETURN FOR VARIABLE ANNUITY CONTRACTS FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001 FOLLOWS:

                                                                 At December 31                 For the years ended December 31
                                                   ---------------------------------------------------------------------------------
                                                                                       Investment   Expense Ratio    Total Return
                                                    Units    Unit Fair Value      Net    Income       lowest to       Lowest to
                                                Outstanding lowest to highest    Assets   Ratio*      highest**       highest***
                                                   ---------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
    2002                                          1,522   $4.94 to $5.09     7,605   0.00%      1.15% to 2.15%   -25.96% to -25.22%
    2001                                          1,447   $6.69 to $6.80     9,730   0.00%      1.15% to 2.00%   -24.81% to -24.16%
AIM V.I. Growth Fund
    2002                                          3,067   $0.31 to  $3.89    11,809   0.00%     1.15% to 2.15%   -32.44% to -31.76%
    2001                                          4,507   $0.49  to $5.70    25,569   0.19%     1.15% to 2.00%   -35.10% to -34.64%
AIM V.I. International Growth Fund
    2002                                            575   $4.79 to  $4.93     2,788   0.44%     1.15% to 2.15%   -17.47% to -16.64%
    2001                                            641   $5.82  to $5.92     3,753   0.39%     1.15% to 2.00%   -25.05% to -24.41%
AIM V.I. Premier Equity Fund
    2002                                          1,914   $5.01 to  $5.16     9,717   0.30%     1.15% to 2.15%   -31.74% to -31.06%
    2001                                          1,861   $7.36  to $7.48    13,780   0.23%     1.15% to 2.00%   -14.30% to -13.57%
Alger American Growth Portfolio
    2002                                          2,095   $0.43 to  $5.32    11,040   0.04%     1.15% to 2.15%   -34.42% to -33.76%
    2001                                          3,136   $0.69  to $8.02    25,100   0.27%     1.15% to 2.15%   -13.48% to -12.83%
Alger American Leveraged AllCap Portfolio
    2002                                            973   $0.39 to  $4.91     4,743   0.01%     1.15% to 2.15%   -35.32% to -34.67%
    2001                                          1,645   $0.65 to  $7.51    12,296   0.00%     1.15% to 2.00%   -17.52% to -16.90%
Alger American MidCap Growth Portfolio
    2002                                          1,883   $6.75 to  $6.95    12,884   0.00%     1.15% to 2.15%   -31.04% to -30.35%
    2001                                          1,517   $9.82  to $9.98    14,979   0.00%     1.15% to 2.00%    -8.38%  to -7.60%
Alger American Small Capitalization Portfolio
    2002                                            273   $3.62 to  $3.72       996   0.00%     1.15% to 2.15%   -27.79% to -27.07%
    2001                                            361   $5.02  to $5.11     1,824   0.08%     1.15% to 2.00%   -30.91% to -30.32%



                                      109

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002


7. FINANCIAL HIGHLIGHTS (CONTINUED)

A SUMMARY OF UNITS OUTSTANDING (THOUSANDS), UNIT VALUES, NET ASSETS (THOUSANDS),
RATIOS,  AND TOTAL RETURN FOR  VARIABLE  ANNUITY  CONTRACTS  FOR THE YEARS ENDED
DECEMBER 31, 2002 AND 2001 FOLLOWS:

                                                                 At December 31                 For the years ended December 31
                                                   ---------------------------------------------------------------------------------
                                                                                       Investment   Expense Ratio    Total Return
                                                    Units    Unit Fair Value      Net    Income       lowest to       Lowest to
                                                Outstanding lowest to highest    Assets   Ratio*      highest**       highest***
                                                   ---------------------------------------------------------------------------------
Davis VA Financial Portfolio
    2002                                           2,007   $0.92 to  $9.72    19,152   0.41%     1.15% to 2.15%   -18.61% to -17.79%
    2001                                             656  $11.64  to $11.38    7,682   0.07%     1.15% to 2.00%   -12.16% to -11.40%
Davis VA Real Estate Portfolio
    2002                                             286  $13.32 to  $13.72    3,871   4.30%     1.15% to 2.15%     3.64% to   4.68%
    2001                                             342  $12.89  to $13.10    4,434   5.33%     1.15% to 2.00%     3.40% to   4.29%
Davis VA Value Portfolio
    2002                                           6,813   $0.76 to  $8.02    53,716   1.34%     1.15% to 2.15%   -18.04% to -17.22%
    2001                                           1,658   $9.54  to $9.69    15,918   0.84%     1.15% to 2.00%   -12.18% to -11.42%
Dreyfus Small Cap Stock Index Fund
    20023                                          2,050   $0.73 to  $7.62    15,561   0.39%     1.15% to 2.15%   -24.34% to -23.84%
Dreyfus Stock Index Fund
    20023                                          5,535   $0.78 to  $8.17    45,061   1.35%     1.15% to 2.15%   -19.52% to -18.98%
Franklin Aggressive Growth Securities Fund
    2002                                             769   $0.30 to  $3.65     2,801   0.00%     1.15% to 1.49%   -36.62% to -36.46%
    2001                                           1,119   $0.51  to $5.75     6,419   0.20%     1.15% to 1.49%   -23.85% to -23.69%
Franklin Global Communications Securities Fund
    2002                                          10,140   $0.32 to  $12.11  120,339   0.95%     1.15% to 2.15%   -34.94% to -34.21%
    2001                                          13,400   $0.52  to $18.43  242,050   0.08%     1.15% to 2.00%   -30.80% to -30.21%
Franklin Growth and Income Securities Fund
    2002                                          17,912   $0.68 to  $25.11  445,102   3.08%     1.15% to 2.15%   -17.51% to -16.68%
    2001                                          20,129   $0.87  to $30.14  600,661   0.32%     1.15% to 2.00%    -4.22% to  -3.39%
Franklin High Income Fund
    2002                                           6,675   $0.54 to  $16.85  109,632  15.58%     1.15% to 2.15%   -11.87% to -10.81%
    2001                                           7,560   $0.65  to $18.93  139,801  17.19%     1.15% to 2.00%     2.11% to   2.98%
Franklin Income Securities Fund
    2002                                          14,842   $0.80 to  $28.80  419,657   9.67%     1.15% to 2.15%    -2.72% to  -1.75%
    2001                                          17,086   $0.87  to $29.31  493,404   7.33%     1.15% to 2.00%    -1.25% to  -0.40%
Franklin Large Cap Growth Securities Fund
    2002                                          12,126   $0.70 to  $14.10  172,346   0.82%     1.15% to 2.15%   -24.82% to -24.01%
    2001                                          14,363   $0.99  to $18.56  270,632   0.58%     1.15% to 2.00%   -13.19% to -12.45%
Franklin Money Market Fund
    2002                                           6,422   $0.83 to  $16.29  102,930   1.38%     1.15% to 1.49%    -0.28% to  -0.08%
    2001                                          11,438   $0.88  to $16.30  183,001   4.05%     1.15% to 1.49%     2.25% to   2.46%
Franklin Real Estate Fund
    2002                                           4,471   $0.80 to  $30.68  132,590   2.80%     1.15% to 2.15%    -0.10% to   0.90%
    2001                                           4,251   $0.84  to $30.41  126,659   4.21%     1.15% to 2.00%     5.74% to   6.67%
Franklin Rising Dividends Securities Fund
    2002                                          13,216   $0.81 to  $24.97  325,137   1.31%     1.15% to 2.15%    -3.68% to  -2.69%
    2001                                          12,700   $0.89  to $25.66  324,192   0.09%     1.15% to 2.00%    11.31% to  12.31%
Franklin S&P 500 Index Fund
    2002                                           3,917   $0.51 to  $6.26    24,544   1.40%     1.15% to 2.15%   -24.06% to -23.30%
    2001                                           4,958   $0.71  to $8.17    41,513   0.97%     1.15% to 2.00%   -14.56% to -13.54%
Franklin Small Cap Fund
    2002                                          12,588   $0.61 to  $14.22  177,839   0.45%     1.15% to 2.15%   -30.20% to -29.50%
    2001                                          12,429   $0.93  to $20.17  252,254   0.53%     1.15% to 2.00%   -16.93% to -16.20%
Franklin Small Cap Value Securities Fund
    2002                                           4,881   $0.70 to  $9.66    47,044   0.44%     1.15% to 2.15%   -11.19% to -10.30%
    2001                                           2,882    $084  to $10.77   31,558   0.51%     1.15% to 2.00%    11.53% to  12.61%
Franklin Technology Securities Fund
    2002                                             590   $0.24 to  $2.90     1,712   0.00%     1.15% to 1.49%   -44.75% to -44.54%
    2001                                             921   $0.47  to $5.23     4,820   0.00%     1.15% to 1.49%   -30.63% to -30.41%
Franklin U.S. Government Fund
    2002                                          19,304   $1.01 to  $24.16  450,493   5.73%     1.15% to 2.15%     7.44% to   8.55%
    2001                                          17,036   $0.99  to $22.26  369,768   7.37%     1.15% to 2.00%     5.23% to   6.14%
Franklin Zero Coupon Fund - 2005
    2002                                           2,184   $1.02 to  $31.09   65,026   5.70%     1.15% to 2.15%     7.76% to   8.85%
    2001                                           1,972   $1.00  to $28.57   54,431   6.44%     1.15% to 2.00%     6.77% to   7.68%


                                      110

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

7. FINANCIAL HIGHLIGHTS (CONTINUED)

A SUMMARY OF UNITS OUTSTANDING (THOUSANDS), UNIT VALUES, NET ASSETS (THOUSANDS),
RATIOS,  AND TOTAL RETURN FOR  VARIABLE  ANNUITY  CONTRACTS  FOR THE YEARS ENDED
DECEMBER 31, 2002 AND 2001 FOLLOWS:

                                                                 At December 31                 For the years ended December 31
                                                   ---------------------------------------------------------------------------------
                                                                                       Investment   Expense Ratio    Total Return
                                                    Units    Unit Fair Value      Net    Income       lowest to       Lowest to
                                                Outstanding lowest to highest    Assets   Ratio*      highest**       highest***
                                                   ---------------------------------------------------------------------------------
Franklin Zero Coupon Fund - 2010
    2002                                           1,844   $1.09 to  $36.12   63,361   5.32%     1.15% to 2.15%    17.55% to  18.73%
    2001                                           1,585   $0.99  to $30.42   46,528   7.11%     1.15% to 2.00%     3.52% to   4.41%
J.P. Morgan International Opportunities Portfolio
    2002                                              90   $5.55 to  $5.72       507   0.44%     1.15% to 2.15%   -20.05% to -19.24%
    2001                                             124   $6.97  to $7.08       871   0.96%     1.15% to 2.00%   -20.75% to -20.07%
J.P. Morgan U.S. Disciplined Equity Portfolio
    2002                                             166   $5.86 to  $6.04       986   0.08%     1.15% to 2.15%   -26.23% to -25.49%
    2001                                             218   $7.97  to $8.10     1,745   0.63%     1.15% to 2.00%   -13.66% to -12.92%
Jennison 20/20 Focus Portfolio
    20023                                            645   $0.78 to  $8.21     5,267   0.00%     1.15% to 2.15%   -18.96% to -18.41%
Mutual Discovery Securities Fund
    2002                                          11,296   $0.72 to  $13.32  151,745   1.54%     1.15% to 2.15%   -11.33% to -10.32%
    2001                                          10,565   $0.85  to $14.87  160,131   2.12%     1.15% to 2.00%    -1.76% to  -0.92%
Mutual Shares Securities Fund
    2002                                          22,902   $0.76 to  $13.80  317,069   0.94%     1.15% to 2.15%   -13.69% to -12.79%
    2001                                          23,782   $0.94  to $15.83  379,768   1.99%     1.15% to 2.00%     4.19% to   5.81%
Oppenheimer Global Securities Fund/VA
    2002                                           7,361   $0.66 to  $6.96    50,331   0.26%     1.15% to 2.15%   -23.79% to -23.02%
    2001                                           1,348   $8.90  to $9.04    12,067   0.47%     1.15% to 2.00%   -13.79% to -13.05%
Oppenheimer High Income Fund/VA
    2002                                           1,496   $0.88 to  $9.32    13,818   6.66%     1.15% to 2.15%    -4.47% to  -3.51%
    2001                                             454   $9.47  to $9.63     4,332   6.25%     1.15% to 2.00%    -0.06% to   0.80%
Oppenheimer Main Street Growth & Income Fund/VA
   2002                                           7,490   $0.64 to  $6.73    49,538   0.50%     1.15% to 2.15%    -20.52% to -19.73%
   2001                                           2,071   $8.25  to $8.38    17,183   0.38%     1.15% to 2.00%    -11.95% to -11.19%
PIMCO VIT High Yield Portfolio
    2002                                           3,528   $0.90 to  $9.75    33,182   8.26%     1.15% to 2.15%    -3.31% to  -2.34%
    2001                                             761   $0.98  to $9.99     7,364   8.16%     1.15% to 2.00%     0.32% to   1.18%
PIMCO VIT StocksPLUS Growth and Income Portfolio
    2002                                           2,226   $0.60 to  $6.55    14,357   3.38%     1.15% to 2.15%   -21.92% to -21.13%
    2001                                             521   $0.81  to $8.31     4,284   5.74%     1.15% to 2.00%   -13.20% to -12.45%
PIMCO VIT Total Return Portfolio
    2002                                          15,379   $1.18 to  $12.70  189,144   4.05%     1.15% to 2.15%     6.76% to   7.83%
    2001                                           2,410   $1.15  to $11.78   27,627   4.62%     1.15% to 2.00%     6.23% to   7.15%
Seligman Global Technology Portfolio
    2002                                           1,050   $3.89 to  $4.01     4,139   0.00%     1.15% to 2.15%   -33.09% to -32.42%
    2001                                           1,232   $5.84 to  $5.93     7,236   0.00%     1.15% to 2.00%   -23.60% to -22.95%
Seligman Small-Cap Value Portfolio
    2002                                           4,236   $1.32 to  $14.00   58,193   0.00%     1.15% to 2.15%   -17.17% to -16.34%
    2001                                             842  $16.46  to $16.73   13,936   0.00%     1.15% to 2.00%    21.06% to  22.10%
SP Jennison International Growth Portfolio
    2002                                             830   $0.50 to  $4.10     3,375   0.00%     1.15% to 2.15%   -24.48% to -23.72%
    2001                                             158   $0.71  to $5.37       846   0.30%     1.15% to 2.00%   -37.20  to -36.66%
SP Strategic Partners Focused Growth Portfolio
    2002                                           1,331   $0.56 to  $4.88     6,407   0.00%     1.15% to 2.15%   -27.11% to -26.37%
    2001                                             268   $0.82  to $6.62     1,766   0.00%     1.15% to 2.00%   -17.40% to -16.69%
Templeton Asset Strategy Fund
    2002                                           1,554   $0.58 to  $14.51   19,101   1.98%     1.15% to 1.49%    -5.67% to  -5.48%
    2001                                           2,107   $0.65  to $15.35   27,296   1.53%     1.15% to 1.49%   -11.16% to -10.98%
Templeton Developing Markets Securities Fund
    2002                                           8,256   $0.48 to  $7.69    62,503   1.61%     1.15% to 2.15%    -2.27% to  -1.29%
    2001                                           8,223   $0.51  to $7.79    63,526   0.99%     1.15% to 2.00%    -9.91% to  -9.14%
Templeton Foreign Securities Fund
    2002                                          17,480   $0.52 to  $14.66  253,298   1.80%     1.15% to 2.15%   -20.29% to -19.49%
    2001                                          19,656   $0.69  to $18.20  354,538   3.21%     1.15% to 2.00%   -17.67% to -16.93%


                                      111

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

7. FINANCIAL HIGHLIGHTS (CONTINUED)

A SUMMARY OF UNITS OUTSTANDING (THOUSANDS), UNIT VALUES, NET ASSETS (THOUSANDS),
RATIOS,  AND TOTAL RETURN FOR  VARIABLE  ANNUITY  CONTRACTS  FOR THE YEARS ENDED
DECEMBER 31, 2002 AND 2001 FOLLOWS:

                                                                 At December 31                 For the years ended December 31
                                                   ---------------------------------------------------------------------------------
                                                                                       Investment   Expense Ratio    Total Return
                                                    Units    Unit Fair Value      Net    Income       lowest to       Lowest to
                                                Outstanding lowest to highest    Assets   Ratio*      highest**       highest***
                                                   ---------------------------------------------------------------------------------
Templeton Global Income Securities Fund
    2002                                           1,902   $1.00 to  $21.23   39,458   1.18%     1.15% to 1.49%    19.52% to  19.76%
    2001                                           2,539   $0.88  to $17.72   43,946   3.77%     1.15% to 1.49%     0.86% to   1.11%
Templeton Growth Securities Fund
    2002                                          18,881   $0.65 to  $15.55  294,472   2.38%     1.15% to 2.15%   -20.22% to -19.42%
    2001                                          21,215   $0.87  to $19.30  410,225   2.15%     1.15% to 2.00%    -3.28% to  -2.37%
USAZ AIM Basic Value Fund
    20023                                          2,785   $0.72 to  $7.58    21,035   0.17%     1.15% to 2.15%   -24.73% to -24.22%
USAZ AIM Blue Chip Fund
    20023                                          1,466   $0.77 to  $8.03    11,761   0.06%     1.15% to 2.15%   -20.24% to -19.70%
USAZ AIM Dent Demographic Trends Fund
    20023                                            611   $0.72 to  $7.56     4,617   0.00%     1.15% to 2.15%   -24.89% to -24.38%
USAZ AIM International Equity Fund
    20023                                          1,012   $0.77 to  $8.10     8,153   0.00%     1.15% to 2.15%   -19.56% to -19.02%
USAZ Alliance Capital Growth and Income Fund
    2002                                           2,020   $0.72 to  $7.83    15,791   0.85%     1.15% to 2.15%   -25.79% to -25.05%
    20012                                            313   $1.03  to $10.45    3,368   1.35%     1.15% to 2.00%     4.35% to   4.48%
USAZ Alliance Capital Large Cap Growth Fund
    2002                                           2,662   $0.66 to  $7.21    19,091   0.00%     1.15% to 2.15%   -32.18% to -31.49%
    20012                                            241   $1.04  to $10.53    2,536   0.00%     1.15% to 2.00%     5.18% to   5.31%
USAZ Alliance Capital Technology Fund
    2002                                           1,383   $0.58 to  $6.26     8,595   0.00%     1.15% to 2.15%   -42.38% to -41.81%
    20012                                            408   $1.06  to $10.75    4,380   0.00%     1.15% to 2.00%     7.37% to   7.51%
USAZ Money Market Fund
    2002                                          18,279   $0.97 to  $10.60  191,865   0.80%     1.15% to 2.15%    -1.30% to  -0.31%
    2001                                          11,347   $1.04  to $10.63  120,221   2.47%     1.15% to 2.00%     1.22% to   2.09%
USAZ Oppenheimer Emerging Growth Fund
    20023                                            978   $0.77 to  $8.06     7,808   0.00%     1.15% to 2.15%   -20.25% to -19.72%
USAZ PIMCO Growth and Income Fund
    2002                                           1,044   $0.75 to  $8.13     8,485   1.46%     1.15% to 2.15%   -20.61% to -19.81%
    20012                                            204   $1.00  to $10.14    2,095   1.98%     1.15% to 2.00%     1.32% to   1.45%
USAZ PIMCO Renaissance Fund
    2002                                           9,622   $0.75 to  $8.15    77,896   0.05%     1.15% to 2.15%   -26.67% to -25.94%
    20012                                            693   $1.09  to $11.00    7,711   0.00%     1.15% to 2.00%     9.86% to  10.01%
USAZ PIMCO Value Fund
    2002                                           2,869   $0.75 to  $8.12    23,233   0.59%     1.15% to 2.15%   -26.50% to -25.76%
    20012                                            328   $1.08  to $10.94    3,683   0.25%     1.15% to 2.00%     9.29% to   9.43%
USAZ Templeton Developed Markets Fund
    2002                                             220   $0.80 to  $8.72     2,027   0.76%     1.15% to 2.15%   -15.73% to -14.88%
    20012                                             19   $1.01  to $10.23      196   0.00%     1.15% to 2.00%     2.19% to   2.32%
USAZ Van Kampen Aggressive Growth Fund
    2002                                           2,285   $0.48 to  $5.38    12,171   0.00%     1.15% to 2.15%   -33.78% to -33.12%
    20012                                            269   $0.77  to $8.04     2,154   0.00%     1.15% to 2.00%   -20.08% to -19.62%
USAZ Van Kampen Comstock Fund
    2002                                           9,962   $0.66 to  $7.42    73,195   1.13%     1.15% to 2.15%   -21.58% to -20.79%
    20012                                          1,824   $0.89  to $9.36    17,053   1.15%     1.15% to 2.00%    -6.88  to  -6.35%
USAZ Van Kampen Emerging Growth Fund
    2002                                           5,961   $0.54 to  $6.12    36,135   0.00%     1.15% to 2.15%   -33.76% to -33.09%
    20012                                            674   $0.87  to $9.15     6,173   0.00%     1.15% to 2.00%    -9.02% to  -8.51%
USAZ Van Kampen Growth and Income Fund
    2002                                           5,910   $0.73 to  $8.16    47,870   0.94%     1.15% to 2.15%   -16.52% to -15.68%
    20012                                          1,627   $0.92  to $9.68    15,836   1.09%     1.15% to 2.00%    -3.71% to  -3.16%
USAZ Van Kampen Growth Fund
    2002                                           2,699   $0.64 to  $7.14    19,098   0.00%     1.15% to 2.15%   -25.86% to -25.11%
    20012                                            572   $0.91  to $9.54     5,455   0.00%     1.15% to 2.00%    -5.18% to  -4.64%
Van Kampen LIT Emerging Growth
    2002                                           1,532   $0.49 to  $5.48     8,332   0.06%     1.15% to 2.15%   -34.09% to -33.42%
    20012                                          1,222   $0.79  to $8.23    10,019   0.00%     1.15% to 2.00%   -18.87% to -18.41%


                                      112

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002
7. FINANCIAL HIGHLIGHTS (CONTINUED)

A SUMMARY OF UNITS OUTSTANDING (THOUSANDS), UNIT VALUES, NET ASSETS (THOUSANDS),
RATIOS,  AND TOTAL RETURN FOR  VARIABLE  ANNUITY  CONTRACTS  FOR THE YEARS ENDED
DECEMBER 31, 2002 AND 2001 FOLLOWS:

                                                                  At December 31                 For the years ended December 31
                                                   ---------------------------------------------------------------------------------
                                                                                       Investment   Expense Ratio    Total Return
                                                    Units    Unit Fair Value      Net    Income       lowest to       Lowest to
                                                Outstanding lowest to highest    Assets   Ratio*      highest**       highest***
                                                   ---------------------------------------------------------------------------------
Van Kampen LIT Enterprise Portfolio
    2002                                              65   $4.66 to  $4.79       309   0.45%     1.15% to 2.15%   -30.83% to -30.14%
    2001                                              96   $6.76 to  $6.86       651   0.23%     1.15% to 2.00%   -21.93% to -21.33%
Van Kampen LIT Growth and Income Portfolio
    2002                                             160   $9.23 to  $9.50     1,488   1.09%     1.15% to 2.15%   -16.32% to -15.48%
    2001                                             203  $11.08 to $11.24     2,263   0.04%     1.15% to 2.00%    -7.59% to  -6.89%


* These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect contract expenses of the separate account. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

1. Period from May 1, 2001 (fund  commencement)  to December  31, 2001
2. Period from  November 5, 2001 (fund  commencement)  to December 31, 2001
3. Period from May 1, 2002 (fund commencement) to December 31, 2002



                                      113



                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                        Consolidated Financial Statements


                           December 31, 2002 and 2001

                          Independent Auditors' Report




The Board of Directors
Allianz Life Insurance Company of North America and subsidiaries:


We have audited the accompanying consolidated balance sheets of Allianz Life Insurance Company of North America and subsidiaries as of December 31, 2002 and 2001, and the related consolidated statements of operations, comprehensive income (loss), stockholders' equity and cash flows for each of the years in the three-year period ended December 31, 2002. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of Allianz Life Insurance Company of North America and subsidiaries as of December 31, 2002 and 2001, and the results of their operations and cash flows for each of the years in the three-year period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

As discussed in note 1 to the consolidated financial statements, the Company changed its method of accounting for derivative instruments in 2001 and its method of accounting for goodwill in 2002.





January 17, 2003

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                           Consolidated Balance Sheets

                           December 31, 2002 and 2001
                        (in thousands except share data)




                                      Assets                                2002              2001
--------------------------------------------------------------------------------------------------------

Investments:
      Fixed maturity securities, at fair value                        $    12,665,704         7,512,646
      Short-term securities                                                 1,331,745           297,648
      Equity securities, at fair value                                        427,014           476,427
      Preferred stock of affiliate                                            650,000                 0
      Mortgage loans on real estate, net                                      782,550           665,991
      Securities held under forward commitments, at fair value                546,702                 0
      Real estate                                                             355,372           355,403
      Securities held under agreements
           to repurchase, at fair value                                       211,006           815,969
      Options                                                                 195,496           173,410
      Loan to parent company                                                  100,000           100,000
      Policy loans                                                             43,964            31,933
      Partnerships                                                             31,073            32,863
      Investment in equity method investees                                    12,542             4,779
      Other long-term investments                                                 971             1,841
--------------------------------------------------------------------------------------------------------
                Total investments                                          17,354,139        10,468,910

Cash                                                                           86,263            65,808
Accrued investment income                                                     169,188           116,256
Receivables (net of allowance for uncollectible
      accounts of $1,199 in 2002 and $6,484 in 2001)                          246,259           245,198
Reinsurance recoverable:
      Recoverable on future policy benefit reserves                         1,564,049         1,642,177
      Recoverable on policy and contract account balances                   2,515,170         2,662,573
      Recoverable on unpaid claims                                            602,719           438,655
      Receivable on paid claims                                                12,503            60,416
Goodwill                                                                      316,798           304,074
Value of business acquired (net of accumulated amortization
      of $69,039 in 2002 and $58,829 in 2001)                                 156,769           160,645
Deferred acquisition costs                                                  1,682,220         1,165,432
Home office property and equipment (net of accumulated
      depreciation of $24,251 in 2002 and $14,106 in 2001)                    110,570           110,314
Income tax recoverable                                                         87,223            50,959
Other assets                                                                   65,687            54,802
--------------------------------------------------------------------------------------------------------
                Assets, exclusive of separate account assets               24,969,557        17,546,219

Separate account assets                                                     5,418,863         5,667,840
--------------------------------------------------------------------------------------------------------

                Total assets                                          $    30,388,420        23,214,059
--------------------------------------------------------------------------------------------------------

See accompanying notes to consolidated financial statements.

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                           Consolidated Balance Sheets

                           December 31, 2002 and 2001
                        (in thousands except share data)




                            Liabilities                                     2002              2001
--------------------------------------------------------------------------------------------------------

      Future policy benefit reserves                                  $    2,858,504          2,753,610
      Policy and contract account balances                                16,699,892         10,695,312
      Policy and contract claims                                             903,105            856,950
      Unearned premiums                                                       42,513             41,503
      Reinsurance payable                                                     99,189            136,798
      Deferred income on reinsurance                                         126,211            146,144
      Deferred income taxes                                                  127,840              1,062
      Accrued expenses                                                        47,578             87,881
      Commissions due and accrued                                            108,620             64,471
      Other policyholder funds                                               223,754            127,800
      Mortgage notes payable                                                  95,970            108,848
      Securities held under agreements to repurchase                         211,761            819,968
      Securities held under forward commitments                              548,322                  0
      Amounts drawn in excess of bank balances                                96,523             85,799
      Other liabilities                                                       53,936             56,160
--------------------------------------------------------------------------------------------------------
                Liabilities, exclusive of separate account liabilities    22,243,718         15,982,306

      Separate account liabilities                                         5,418,863          5,667,840
--------------------------------------------------------------------------------------------------------
                Total liabilities                                         27,662,581         21,650,146
--------------------------------------------------------------------------------------------------------

Stockholders' equity:
      Common stock, $1 par value, 40,000,000 and 20,000,000
           shares authorized; 20,000,000 issued and outstanding               20,000             20,000
            at December 31, 2002 and 2001, respectively
      ClassA,  Series  A  Preferred  stock,  $1  par  value,   8,909,195  shares
           authorized, issued, and outstanding; liquidation
           preference of $321,360 at December 31, 2002                         8,909                  0
      Class A, Series B Preferred stock, $1 par value, 10,000,000 shares authorized;  9,994,289 issued and outstanding;
           liquidation preference of $350,000 at December 31, 2002             9,994                  0
      Loan to parent company                                                (250,000)                 0
      Additional paid-in capital                                           2,123,371            830,274
      Retained earnings                                                      665,014            693,375
      Accumulated other comprehensive income                                 148,551             20,264
--------------------------------------------------------------------------------------------------------
                Total stockholders' equity                                 2,725,839          1,563,913

Commitments and contingencies (notes 6 and 11)
--------------------------------------------------------------------------------------------------------

                Total liabilities and stockholders' equity            $   30,388,420         23,214,059
--------------------------------------------------------------------------------------------------------

See accompanying notes to consolidated financial statements.

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                      Consolidated Statements of Operations

                  Years ended December 31, 2002, 2001, and 2000
                                 (in thousands)



                                                                   2002           2001            2000
---------------------------------------------------------------------------------------------------------

Revenue:
      Life insurance premiums                              $      486,236         476,025        453,789
      Other life policy considerations                             57,962          61,714         61,482
      Annuity considerations                                      309,324         200,564        186,393
      Accident and health premiums                                476,999         593,675        654,874
---------------------------------------------------------------------------------------------------------
               Total premiums and considerations                1,330,521       1,331,978      1,356,538

      Premiums and annuity considerations ceded                   455,715         374,997        345,279
---------------------------------------------------------------------------------------------------------
               Net premiums and considerations                    874,806         956,981      1,011,259

      Investment income, net                                      709,274         594,059        438,399
      Realized investment (losses) gains                         (195,031)        (97,534)       122,851
      Other                                                       103,474          76,646         84,912
---------------------------------------------------------------------------------------------------------
               Total revenue                                    1,492,523       1,530,152      1,657,421
---------------------------------------------------------------------------------------------------------

Benefits and expenses:
      Life insurance benefits                                     466,734         491,763        458,203
      Annuity benefits                                            791,778         633,441        443,436
      Accident and health insurance benefits                      349,353         460,987        521,616
---------------------------------------------------------------------------------------------------------
               Total benefits                                   1,607,865       1,586,191      1,423,255

      Benefit recoveries                                          517,034         519,669        445,572
---------------------------------------------------------------------------------------------------------
               Net benefits                                     1,090,831       1,066,522        977,683

      Commissions and other agent compensation                    907,278         494,135        397,020
      General and administrative expenses                         327,941         281,997        241,272
      Taxes, licenses, and fees                                    18,559          18,121         24,553
      Amortization of goodwill                                          0          17,368         16,744
      Amortization of value of business acquired,
          net of interest credited                                  3,876          17,581         20,909
      Change in deferred acquisition costs, net                  (811,267)       (316,439)      (139,748)
---------------------------------------------------------------------------------------------------------
               Total benefits and expenses                      1,537,218       1,579,285      1,538,433
---------------------------------------------------------------------------------------------------------

               (Loss) income from operations before
                    income taxes                                  (44,695)        (49,133)       118,988
---------------------------------------------------------------------------------------------------------

Income tax (benefit) expense:
      Current                                                     (74,379)         (2,544)        28,871
      Deferred                                                     58,045          (7,867)       (15,917)
---------------------------------------------------------------------------------------------------------
               Total income tax (benefit) expense                 (16,334)        (10,411)        12,954
---------------------------------------------------------------------------------------------------------

               (Loss) income before cumulative effect
                    of change in accounting                       (28,361)        (38,722)       106,034
Cumulative effect of change in
      accounting, net of tax benefit                                    0          (6,257)             0
---------------------------------------------------------------------------------------------------------

               Net (loss) income                           $      (28,361)        (44,979)       106,034
---------------------------------------------------------------------------------------------------------

See accompanying notes to consolidated financial statements.

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

             Consolidated Statements of Comprehensive Income (Loss)

                  Years ended December 31, 2002, 2001, and 2000
                                 (in thousands)



                                                                                   2002           2001          2000

----------------------------------------------------------------------------------------------------------------------
Net (loss) income                                                          $     (28,361)       (44,979)      106,034
----------------------------------------------------------------------------------------------------------------------

Other comprehensive income (loss):
     Foreign currency translation adjustments, net of tax                            539         (2,925)         (798)
----------------------------------------------------------------------------------------------------------------------
     Unrealized gains (losses) on fixed maturity and equity securities:
         Unrealized holding gains (losses) arising during the period, net of effect on  deferred  policy  acquisition  costs of  $294,480,
            $86,817, and $0 for 2002, 2001, and 2000,  respectively,  and net of tax expense (benefit) of $347, $(35,992), and
            $23,155 in 2002, 2001, and 2000, respectively                            978        (67,044)       43,001
         Reclassification adjustment for losses (gains) included
            in net income, net of tax benefit (expense) of $68,261,
            $34,137, and $(42,998) in 2002, 2001, and 2002, respectively         126,770         63,397       (79,853)
----------------------------------------------------------------------------------------------------------------------
                    Total unrealized holding gains (losses)                      127,748         (3,647)      (36,852)
----------------------------------------------------------------------------------------------------------------------
                    Total other comprehensive income (loss)                      128,287         (6,572)      (37,650)
----------------------------------------------------------------------------------------------------------------------
                    Total comprehensive income (loss)                      $      99,926        (51,551)       68,384
----------------------------------------------------------------------------------------------------------------------


See accompanying notes to consolidated financial statements

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                 Consolidated Statements of Stockholders' Equity

                  Years ended December 31, 2002, 2001, and 2000
                                 (in thousands)


                                                                    2002           2001            2000
---------------------------------------------------------------------------------------------------------

Common stock:
      Balance at beginning and end of year                 $       20,000          20,000         20,000
---------------------------------------------------------------------------------------------------------

Preferred stock:
      Balance at beginning of year                                      0               0              0
      Issuance of Class A, Series A preferred stock                 8,909
      Issuance of Class A, Series B preferred stock                 9,994               0              0
---------------------------------------------------------------------------------------------------------
      Balance at end of year                                       18,903               0              0
---------------------------------------------------------------------------------------------------------

Loan to parent company:
      Balance at beginning of year                                      0               0              0
      Issuance of loan to parent company                         (250,000)              0              0
---------------------------------------------------------------------------------------------------------
      Balance at end of year                                     (250,000)              0              0
---------------------------------------------------------------------------------------------------------

Additional paid-in capital:
      Balance at beginning of year                                830,274         830,274        830,274
      Capital contribution                                      1,293,097               0              0
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Balance at end of year                                    2,123,371         830,274        830,274
---------------------------------------------------------------------------------------------------------

Retained earnings:
      Balance at beginning of year                                693,375         738,354        632,320
      Net (loss) income                                           (28,361)        (44,979)       106,034
---------------------------------------------------------------------------------------------------------
      Balance at end of year                                      665,014         693,375        738,354
---------------------------------------------------------------------------------------------------------

Accumulated other comprehensive income: Accumulated unrealized holding gain:
      Balance at beginning of year                                 28,735          32,382         69,234
      Net unrealized gain (loss) on investments during
          the year, net of deferred federal income taxes
          and deferred acquisition costs                          127,748          (3,647)       (36,852)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Balance at end of year                                      156,483          28,735         32,382
---------------------------------------------------------------------------------------------------------

   Accumulated unrealized foreign currency gain (loss):
      Balance at beginning of year                                 (8,471)         (5,546)        (4,748)
      Net unrealized gain (loss) on foreign currency
          translation during the year, net of deferred
          federal income taxes                                        539          (2,925)          (798)
---------------------------------------------------------------------------------------------------------
      Balance at end of year                                       (7,932)         (8,471)        (5,546)

---------------------------------------------------------------------------------------------------------
      Total accumulated other comprehensive income                148,551          20,264         26,836
---------------------------------------------------------------------------------------------------------

                    Total stockholders' equity             $    2,725,839       1,563,913      1,615,464
---------------------------------------------------------------------------------------------------------

See accompanying notes to consolidated financial statements.

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                      Consolidated Statements of Cash Flows

                  Years ended December 31, 2002, 2001, and 2000
                                 (in thousands)



                                                                          2002           2001           2000
----------------------------------------------------------------------------------------------------------------

Cash flows provided by operating activities:
     Net (loss) income                                             $      (28,361)       (44,979)       106,034
----------------------------------------------------------------------------------------------------------------

       Adjustments  to  reconcile  net  (loss)  income to net cash  provided  by operating activities:
             Realized investment losses (gains)                           195,031         97,534       (134,916)
             Unrealized loss (gain) on equity-indexed annuity-
                 related options and reserves                              20,065        (11,044)        13,554
             Deferred federal income tax (benefit)                         58,045         (7,867)       (15,917)
             Charges to policy account balances                           (50,687)       (50,148)       (45,354)
             Interest credited to policy account balances                 503,080        411,728        310,005
             Depreciation and amortization                                 (5,619)        22,202         22,352
             Equity in earnings of equity method investees                (15,055)        (4,682)        (2,659)
             Change in:
                 Accrued investment income                                (52,932)       (27,958)       (14,524)
                 Receivables                                               (1,061)        69,049          1,819
                 Reinsurance recoverable                                  107,498         36,548        132,060
                 Deferred acquisition costs                              (811,267)      (316,439)      (139,748)
                 Future benefit reserves                                  104,894         13,463        232,554
                 Policy and contract claims
                     and other policyholder funds                         142,109        (64,700)        19,315
                 Unearned premiums                                          1,010         (7,404)          (106)
                 Reinsurance payable                                      (37,609)       (10,028)       (65,413)
                 Deferred income on reinsurance                           (19,933)       (20,359)       (20,385)
                 Current tax recoverable                                  (36,264)       (50,307)         9,832
                 Accrued expenses and other liabilities                   (42,527)        (2,328)        10,460
                 Commissions due and accrued                               44,149          7,298          1,269
             Other, net                                                    (6,832)         6,477        (11,508)
----------------------------------------------------------------------------------------------------------------
                      Total adjustments                                    96,095         91,035        302,690
----------------------------------------------------------------------------------------------------------------

             Net cash provided by operating activities                     67,734         46,056        408,724
----------------------------------------------------------------------------------------------------------------


See accompanying notes to consolidated financial statements.         (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                Consolidated Statements of Cash Flows, continued

                  Years ended December 31, 2002, 2001, and 2000
                                 (in thousands)

                                                                   2002            2001            2000
------------------------------------------------------------------------------------------------------------

Cash flows provided by operating activities                  $           67,734         46,056       408,724
------------------------------------------------------------------------------------------------------------

Cash flows used in investing activities:
      Purchase of fixed maturity securities                      (10,938,153)     (5,108,299)    (2,048,850)
      Purchase of equity securities                                 (489,042)       (454,448)    (1,262,887)
      Purchase of real estate                                        (22,749)        (57,742)      (169,960)
      Purchase of options                                           (114,149)       (140,512)       (84,045)
      Funding of mortgage loans                                     (168,350)       (124,437)       (85,559)
      Sale and redemption of fixed maturity securities             6,794,431       2,442,611      1,101,652
      Matured fixed maturity securities                               34,249          65,080         93,125
      Sale of equity securities                                      413,034         456,238      1,263,995
      Sale of real estate                                             16,194             686            487
      Sale of interest in unconsolidated subsidiary                        0           3,558              0
      Change in securities under
          agreements to repurchase                                  (608,207)        819,968              0
      Repayment of mortgage loans                                     50,129          24,993         47,945
      Net change in short-term securities                         (1,034,097)         11,833       (169,953)
      Purchase of home office property and equipment                     (54)        (51,934)       (36,765)
      Purchase of interest in equity method investees                (12,782)         (9,320)       (24,357)
      Loan to parent company                                               0        (100,000)             0
      Other, net                                                        (860)        (17,255)         6,817
------------------------------------------------------------------------------------------------------------

      Net cash used in investing activities                       (6,080,406)     (2,238,980)    (1,368,355)
------------------------------------------------------------------------------------------------------------

Cash flows provided by financing activities:
      Policyholders' deposits to account balances                  6,821,605       2,958,810      1,957,756
      Policyholders' withdrawals from account balances            (1,176,152)     (1,076,940)    (1,060,027)
      Policyholders' net transfers between account balances          (22,172)        235,971         (3,828)
      Change in amounts drawn in excess of bank balances              10,724          36,552         31,144
      Change in mortgage notes payable                               (12,878)         62,712              0
      Loan to parent company                                        (250,000)              0              0
      Proceeds from issuance of preferred stock                      662,000               0              0
------------------------------------------------------------------------------------------------------------

      Net cash provided by financing activities                    6,033,127       2,217,105        925,045
------------------------------------------------------------------------------------------------------------

                    Net change in cash                                20,455          24,181        (34,586)

Cash at beginning of year                                             65,808          41,627         76,213
------------------------------------------------------------------------------------------------------------

Cash at end of year                                          $        86,263          65,808         41,627
------------------------------------------------------------------------------------------------------------
Supplemental Data:
Non-cash investing and financing activities:
      Preferred stock received from affiliate                $       650,000               0              0
------------------------------------------------------------------------------------------------------------

See accompanying notes to consolidated financial statements.

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2002, 2001, and 2000
                        (in thousands, except share data)

(1)  Summary of Significant Accounting Policies

     Allianz Life Insurance Company of North America (the Company) is a wholly owned subsidiary of Allianz of America, Inc. and its subsidiaries (AZOA), a wholly owned subsidiary of Allianz Aktiengesellschaft Holding (Allianz AG), a Federal Republic of Germany company. See note 12 to these financial statements for further information.

     The Company is a life insurance company that is licensed to sell annuity, group accident and health, and group and individual life policies in the United States, Canada, and several U.S. territories. Based on 2002 statutory net premium, 94%, 4%, and 2% of the Company's business is annuity, life, and accident and health, respectively. The annuity business is comprised of equity-indexed, five-year deferral, variable, and one-year deferral annuities representing 43%, 22%, 22%, and 13% of 2002 statutory net premium, respectively. The Company made the decision to terminate all group accident and health reinsurance assumed business and to no longer pursue the broker administrator distribution channel. The group accident and health business will continue to decline significantly as a result of these decisions. The Company's primary distribution channels are through independent agents, strategic alliances with other insurance companies, and third-party marketing organizations.

     Following is a summary of the significant accounting policies reflected in the accompanying consolidated financial statements.

     Basis of Presentation

     The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America
     (GAAP), which vary in certain respects from accounting rules prescribed or permitted by state insurance regulatory authorities. The accounts of the Company's major subsidiary, Allianz Life Insurance Company of New York (formerly known as Preferred Life Insurance Company of New York), and other less significant subsidiaries have been consolidated. All significant intercompany balances and transactions have been eliminated in consolidation.

     The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including changes in mortality, morbidity, interest rates, capital markets and asset valuations could cause actual results to differ from the estimates used in the consolidated financial statements.

     Traditional Life, Group Life, and Group Accident and Health Insurance

     Traditional life products include products with guaranteed premiums and benefits and consist principally of whole life and term insurance policies, limited payment contracts, and certain annuity products with life contingencies.

     Premiums on traditional life and group life products are recognized as income as earned ratably over the life of the contract. Group accident and health premiums are recognized as earned on a pro-rata basis over the risk coverage periods. Benefits and expenses for traditional and group products are matched with earned premiums so that profits are recognized over the premium-paying periods of the contracts. Matching is accomplished by establishing provisions for future policy benefits and policy and contract claims, and deferring and amortizing related policy acquisition costs.

                                                                     (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES
                       (in thousands, except share data)


     Nontraditional and Variable Life and Annuity Business

     Nontraditional and variable life insurance and interest-sensitive contracts that have significant mortality or morbidity risk are accounted for in accordance with the retrospective deposit method. Interest-sensitive contracts that do not have significant mortality or morbidity risk are accounted for in a manner consistent with interest-bearing financial instruments. For both types of contracts, premium receipts are reported as deposits to the contractholder's account, while revenues consist of amounts assessed against contractholders, including surrender charges and earned administrative service fees. Mortality or morbidity charges are also accounted for as revenue on those contracts containing mortality or morbidity risk. Benefits consist of interest credited to contractholders' accounts and claims or benefits incurred in excess of the contractholders' balance. The change in fair market value of embedded derivatives in equity-indexed products is included in net investment income.

     Value of Business Acquired and Goodwill

     The value of insurance in force purchased is recorded as the value of business acquired (VOBA). The initial value was determined by an actuarial study using the present value of future profits in calculating the value of the insurance purchased. An accrual of interest is added to the unamortized balance using the rates credited to the policyholder accounts. The balance is amortized in relation to the present value of expected future gross profits in the same manner as deferred acquisition costs. The amortization period is expected to be approximately 20 years from the date the business was acquired. The activity in the VOBA balance is summarized below.
                                                2002         2001         2000
--------------------------------------------------------------------------------

     Balance, beginning of year           $     160,645     189,454     210,363
     Interest                                     6,334       6,770       7,433
     Amortization                               (10,210)    (24,351)    (28,342)
     Cumulative adjustment - FAS 133                  0     (11,228)          0
                                       -----------------------------------------
     Balance, end of year                 $     156,769     160,645     189,454
                                       -----------------------------------------


     The net amortization of the VOBA in each of the next five years is expected to be: 2003 - $19,516; 2004 - $17,341; 2005 - $14,008; 2006 - $13,301; and
     2007 - $12,646.

     Goodwill is the excess of the amount paid to acquire a company over the fair value of its net assets and VOBA, reduced by amortization and valuation adjustments, if any. Prior to January 1, 2002, goodwill related to the purchase of LifeUSA Insurance Company was amortized on a straight-line basis over 20 years; all other goodwill was amortized over 15 years. The Company acquired two minority-owned organizations after June 30, 2001 that resulted in goodwill of $5,000. Since these acquisitions were completed after June 30, 2001, in accordance with the provisions of Statement of Financial Accounting Standards (SFAS) No. 142, Goodwill and Other Intangible Assets, goodwill was not amortized. Subsequent to January 1, 2002, goodwill has not been amortized. During 2002, the Company acquired one minority-owned organization and increased its ownership in six minority-owned organizations, which resulted in goodwill of $12,724. Accumulated amortization as of January 1, 2002 was $37,964. Comparable net income, excluding goodwill amortization, for 2001 and 2000 is summarized below.

                                                        2001           2000
     ---------------------------------------------------------------------------
     Net (loss) income, as reported            $     (44,979)       106,034
     Goodwill amortization                            17,368         16,744
                                                  ------------------------------
     Net (loss) income, excluding
            goodwill amortization              $     (27,611)       122,778
                                                  ------------------------------

     The value of both VOBA and goodwill is monitored at least annually based on estimates of future earnings. For VOBA, those earnings relate to the insurance in force purchased. For goodwill, estimates are based on production subsequent to the purchase. If estimated future earnings are less than the carrying amount of the related asset, the carrying value of the asset may not be recoverable and an impairment test is completed. If impairment is indicated, the carrying value will be reduced to its fair value with a corresponding charge to earnings. Based on these fair value calculations, there is no goodwill impairment at December 31, 2002.

                                       2                              (combined)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES
                        (in thousands, except share data)

     Deferred Acquisition Costs

     Acquisition costs, consisting of commissions and other costs that vary with and are primarily related to production of new business, are deferred. For traditional life and group life products, such costs are amortized over the revenue-producing period of the related policies using the same actuarial assumptions used in computing future policy benefit reserves. Acquisition costs for accident and health insurance policies are deferred and amortized over the lives of the policies in the same manner as premiums are earned. For interest-sensitive products, acquisition costs are amortized in relation to the present value of expected future gross profits from investment margins and mortality, morbidity, and expense charges. Deferred acquisition costs amortized during 2002, 2001, and 2000 were $165,046, $117,854, and $162,746, respectively.

     Adjustments to deferred acquisition costs are made to reflect the corresponding impact on the present value of expected future gross profits from unrealized gains and losses on available-for-sale investments used to support policyholder liabilities. These adjustments are included in accumulated other comprehensive income and are explained further in the Investments section of this note.

     Adjustments may also be made to deferred acquisition costs related to equity-indexed annuities and universal life products for investment activity such as bond defaults on fixed maturity securities, write-downs on other than temporarily impaired fixed maturity securities, and trading gains and losses. Management action may include assumption changes in the deferred acquisition cost models, such as adjustments to expected future gross profits used, as well as policyholder changes, such as credited rate or cap changes. This approach applies to fixed maturity securities purchased as investment grade only and not non-investment grade items that were purchased with other yield considerations.

     Future Policy Benefit Reserves

     Future policy benefit reserves on traditional life products are computed by the net level premium method based upon estimated future investment yield, mortality, and withdrawal assumptions, commensurate with the Company's experience, modified as necessary to reflect anticipated trends, including possible unfavorable deviations. Most life reserve interest assumptions range from 3.5% to 6%.

     Policy and Contract Account Balances

     Policy and contract account balances for interest-sensitive products are generally carried at accumulated contract values. Reserves on some deferred annuity contracts are computed based on contractholder cash value accumulations, adjusted for mortality, withdrawal, and interest margin assumptions. For equity-indexed products, the policyholder obligation is divided into two parts - one part representing the fair value of the expected index benefit over the life of the contract, and the second part representing the value of the host contract. The index benefit is valued at fair value using current capital market observations, along with estimates of future policyholder behavior. The host contract is valued consistently with similar deferred annuity contracts without an index benefit.

     Policy and contract account balances for variable annuity products are carried at accumulated contract values. Any additional reserves for any death and income benefits that may exceed the accumulated contract values are carried at fair value using capital market scenarios, along with estimates of future policyholder behavior.

     Fair values of investment contracts, which include deferred annuities and other annuities without significant mortality risk, are determined by testing amounts payable on demand against discounted cash flows using interest rates commensurate with the risks involved. Fair values are based on the amount payable on demand at December 31.


                                       3                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES
                        (in thousands, except share data)




     Policy and Contract Claims

     Policy and contract claims include the liability for claims reported but not yet paid, claims incurred but not yet reported (IBNR), and claim settlement expenses as of December 31. Development methods are typically used in the determination of IBNR. In cases of limited experience or lack of credible claims data, loss ratios are used to determine an appropriate IBNR. Claim and IBNR liabilities of a short-term nature are not discounted, but those claim liabilities resulting from disability income or long-term case benefits include interest and mortality discounting.

     Reinsurance

     The Company assumes and cedes business with other insurers. Reinsurance premium and benefits paid or provided are accounted for on a basis consistent with those used in accounting for original policies issued and the terms of the reinsurance contracts. Insurance liabilities are reported before the effects of reinsurance. Future policy benefit reserves, policy and contract account balances, and unpaid claims covered under reinsurance contracts are recorded as a reinsurance recoverable. Amounts paid or deemed to have been paid for claims covered by reinsurance contracts are recorded as a reinsurance receivable. Reinsurance recoverables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts. Amounts due to other insurers on assumed business is recorded as a reinsurance payable.

     Investments

     The Company classifies its entire fixed maturity and equity portfolio as "available-for-sale" and, accordingly, the securities are carried at fair value; unrealized gains and losses, net of tax, are credited or charged directly to stockholders' equity. The preferred stock of affiliate is carried at cost. The Company considers it not practicable to determine the fair value of the preferred stock of affiliate, as it is not a readily marketable security. The characteristics of the preferred stock of affiliate are discussed in note 8. Securities held under repurchase agreements and forward commitments are also carried at fair value.
     Mortgage-backed securities and structured securities are amortized using anticipated prepayments and are accounted for using the retrospective method. Prepayment assumptions for loan-backed securities are obtained from various external sources or internal estimates. Premiums or discounts on fixed maturity securities are amortized using a level-yield method. Short-term securities, which include certificates of deposit, are carried at amortized cost, which approximates market value. Policy loans are reflected at their unpaid principal balances. Mortgage loans are reflected at unpaid principal balances adjusted for an allowance for uncollectible balances. The Company analyzes loan impairment at least once a year when assessing the adequacy of the allowance for possible credit losses. The Company does not accrue interest on impaired loans and accounts for interest income on such loans on a cash basis. The Company's intent is not to hold mortgage loans for sale. The loan to parent company is carried at cost, while fair value is calculated by management using the market price of a financial instrument with similar characteristics. Interest on the loan to parent company is accrued monthly, with payments received semi-annually. Real estate is carried at cost less accumulated depreciation. Partnerships are accounted for on the equity basis, with changes in carrying value included in investment income in the Consolidated Statement of Operations.

     Realized gains and losses are computed based on the specific identification method. In addition, as a result of market conditions and the growth of the Company's annuity business in 2001, it became necessary to adjust deferred policy acquisition costs for unrealized gains and losses on available-for-sale instruments that support policyholder liabilities. Changes in the fair value of available-for-sale investments are reflected as a direct charge or credit to accumulated other comprehensive income in stockholders' equity, net of related adjustments for deferred policy acquisition costs and deferred taxes that would have been recorded if these investments had been sold as of the balance sheet date.

     Impairments in the value of securities held by the Company, considered to be other than temporary, are recorded as a reduction of the cost of the security, and a corresponding realized loss is recognized in the Consolidated Statement of Operations. The Company reviews all securities on a quarterly basis and recognizes


                                       4                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES
                        (in thousands, except share data)

     impairment after evaluating various subjective and objective factors, such as the financial condition of the issuer, market, and industry. The Company may adjust deferred acquisition costs for impairments on fixed maturity securities, as discussed in the deferred acquisition costs section of this note.

     As of December 31, 2002 and 2001, investments with a carrying value of $77,338 and $80,233, respectively, were held on deposit with various insurance departments and in other trusts as required by statutory regulations.

     The fair values of invested assets, excluding investments in real estate, are deemed by management to approximate their estimated market values. The fair value of fixed maturity securities held under agreements to repurchase, securities held under forward commitments, and equity securities are based primarily on independent pricing services, broker quotes, and other independent information. The fair value of mortgage loans has been calculated using discounted cash flows and is based on pertinent information available to management as of year-end. Policy loan balances, which are supported by the underlying cash value of the policies, approximate fair value. Changes in market conditions subsequent to year-end may cause estimates of fair values to differ from the amounts presented herein.

     Investments Recorded Using the Equity Method

     The Company uses the equity method of accounting for the various organizations in which it holds a minority interest. The Company's proportionate share of gains or losses is reflected in other income on the Consolidated Statement of Operations.

     Accounting for Option Contracts

     Certain annuity products provide additional benefits to the policy annuitization value based on the growth in the Standard and Poor's (S&P) 500 Index and the NASDAQ 100 Index. The Company has analyzed the characteristics of these benefits and has purchased option contracts tied to the appropriate underlying index with similar characteristics to economically hedge these risks. Management monitors correlation of in force amounts and option contract values to ensure satisfactory matching. If persistency assumptions were to deviate significantly from anticipated rates, management would purchase or sell option contracts as deemed appropriate or take other management actions. As of December 31, 2002, management believes a satisfactory economic hedge exists.

     The option contracts are reported at fair value on the Consolidated Balance Sheet. The fair value of the options are obtained from counterparties and deemed by management to approximate the estimated market values. The policy and contract account balance liability for the index benefit is reported in policy and contract account balances on the Consolidated Balance Sheet. Changes in unrealized gains and losses on the option contracts are recorded net of increases or decreases in the policy and contract account balance liability for the index benefit in investment income on the Consolidated Statement of Operations. Unrealized losses from option contracts used to hedge certain annuity products tied to the S&P 500 Index or NASDAQ 100 Index were $89,277 and $67,641 in 2002 and 2001, respectively. Decreases in the policy and contract account balance liability for the index benefit of certain annuity products were $69,212 and $79,950 in 2002 and 2001, respectively.

     The Company purchases "over-the-counter" European-Asian call option contracts based upon the S&P 500 Index and the NASDAQ 100 Index. Three types of options are purchased: five-year options with daily averaging of the index during the last year of the contract, five-year cliquet options, which use monthly averaging of the index during each year and resets at each anniversary date of the option contract, and one-year call spread with monthly averaging of the Index. The strike price depends on the product, index period, cap, and credited rate. The Company only purchases option contracts from counterparties rated A- or better and the option contracts are not purchased for speculative or income-generating purposes. At December 31, 2002, 87.1% of contracts were purchased from four counterparties.




                                       5                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES
                        (in thousands, except share data)



     Securities Held Under Forward Commitment Contracts

     As of December 31, 2002 and 2001, the Company had outstanding commitments with a face amount of $525,200 and $0, respectively, to purchase securities issued by the Federal National Mortgage Association (FNMA) on a "to be announced" (TBA) basis. The interest rate on these securities was 6.5%. The Company received income from commitments of this type totaling $12,966, $34,023, and $23,436 in 2002, 2001, and 2000, respectively, which is included in investment income on the Consolidated Statement of Operations. Forward commitment contracts were considered derivatives and accounted for under the guidance prescribed by SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities. This standard is explained further in the accounting changes section of this note.

     Securities Held under Agreements to Repurchase

     During 2002 and 2001, the Company entered into mortgage-backed security reverse repurchase agreements ("dollar rolls") with certain securities dealers. Under this program, the Company identified certain securities for delivery in the current month and simultaneously contracted with the same dealer to purchase similar, but not identical, securities on a specified future date. The Company gave up the right to receive principal and interest on the securities identified. As of December 31, 2002 and 2001, mortgage-backed securities underlying such agreements were carried at a market value of $211,006 and $815,969, respectively. Other liabilities of $211,761 and $819,968 in 2002 and 2001, respectively, represent funds received under these agreements. The interest rate on these securities was 6.0% and 6.5% in 2002 and 2001, respectively. Funds received upon the initial agreement are reinvested. The Company received net investment income from transactions of this type totaling $34,562, $6,206, and $0 in 2002, 2001, and 2000, respectively, which is included in investment income on the Consolidated Statement of Operations.

     Home Office Property and Equipment

     Major renewals and improvements are capitalized, while maintenance and repairs are expensed when incurred. Depreciation is computed over the estimated useful lives of depreciable assets using the straight-line method. The cost and accumulated depreciation for home office property and equipment sold, retired, or otherwise disposed of are relieved from the accounts, and resulting gains or losses are reflected in income.

     Preoperating and start-up costs incurred in connection with the construction of the Company's new headquarters were capitalized until the facility became operational. These costs are being amortized, using the straight-line method, over a thirty-nine year period. Capitalized costs, including interest, incurred in 2001 were $60,400. Interest was capitalized in connection with the construction and recorded as part of the asset to which it relates and is being amortized over the asset's estimated useful life. In 2001 and 2000, $2,197 and $796, respectively, of interest was capitalized. The amount of capitalized costs amortized, including interest, during 2002 and 2001 was $2,231 and $837, respectively.

     Income Taxes

     Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

     Separate Accounts

     Separate   accounts   represent  funds  for  which  investment  income  and
     investment gains and losses accrue directly to policyholders and contractholders. Each account has specific investment objectives and the assets are carried at fair value. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

                                       6                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES
                        (in thousands, except share data)

     Fair values of separate account assets were determined using the market value of the underlying investments held in segregated fund accounts. Fair values of separate account liabilities were determined using the cash surrender values of the policyholder's and contractholder's account.

     Receivables

     Receivable balances approximate estimated fair values. This is based on pertinent information available to management as of year-end, including the financial condition and creditworthiness of the parties underlying the receivables.

     Accounting Changes

     Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended by SFAS No. 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133 and SFAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activity, was adopted effective January 1, 2001. The statement requires all derivatives (including certain derivative instruments embedded in contracts) to be recognized on the balance sheet at their fair values and changes in fair value recognized in earnings or as unrealized gains (losses) in other comprehensive income. The Company has marked all material derivative instruments to market. Adoption of SFAS No. 133 on January 1, 2001 resulted in a cumulative effect of change in accounting, net of taxes, of $6,257, which was recognized as a loss in the Consolidated Statement of Operations. This loss was comprised of an $8,627 net loss due to the bifurcation and fair value determination of the policy and contract account balance liability for the index benefit in the equity indexed annuity products offset by a net gain of $2,370 to mark securities held under forward commitment contracts to fair market values.

     In July 2001, the FASB issued SFAS No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets. SFAS No. 141 requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001, as well as all purchase method business combinations completed after June 30, 2001. SFAS No. 141 also specifies criteria that must be met in order for the intangible assets acquired in a purchase method business combination to be recognized and reported apart from goodwill. SFAS No. 142 requires that goodwill and intangible assets with indefinite useful lives no longer be amortized, but instead tested for impairment at least annually in accordance with the provisions of SFAS No. 142.

     The Company adopted SFAS No. 141 in July 2001 and SFAS No. 142 on January 1, 2002. The Company evaluated its existing intangible assets and goodwill acquired in a prior purchase business combination and determined no reclassifications were necessary. The Company also performed the required test for impairment upon adoption and determined that goodwill was not impaired.

     SFAS No. 144, Accounting for Impairment or Disposal of Long-Lived Assets, replaces SFAS No. 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed of, as well as Accounting Principles Board (APB) Opinion No. 30, Reporting Results of Operations - Reporting the Effects of Disposal of a Segment of a Business. This statement is effective for financial statements issued for fiscal years beginning after December 15, 2001 and interim periods within those fiscal years. Adoption of this statement did not have a material impact on the consolidated financial statements.

     In November 2002, the Financial Accounting Standards Board (FASB) issued Interpretation No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others. This interpretation clarifies disclosure requirements for a guarantor about its obligations under certain guarantees that it has issued. It also clarifies that a guarantor is required to recognize, at the inception of the guarantee, a liability for the fair value of the obligation undertaken in issuing the guarantee. The disclosure requirements are effective for financial statements issued after December 15, 2002 and the requirements for recognizing and measuring the initial liability are effective on a prospective basis to guarantees issued or modified after December 31, 2002. Adoption of this statement is not expected to have a material impact on the consolidated financial statements.


                                       7                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES
                        (in thousands, except share data)



     In January 2003, the FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities - an interpretation of ARB No. 51. This interpretation clarifies the application of Accounting Research Bulletin
     (ARB) No. 51, Consolidated Financial Statements, to certain entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support. This interpretation is effective for all financial statements issued after January 31, 2003 to variable interest entities created or in which an enterprise obtains an interest in after that date. It applies in the first fiscal year or interim period beginning after June 15, 2003 to variable interests acquired before February 1, 2003. Adoption of this statement is not expected to have a material impact on the consolidated financial statements.

     Accounting Pronouncements to be Adopted

     SFAS No. 143, Accounting for Asset Retirement Obligations, addresses the accounting for obligations arising from the retirement of all tangible long-lived assets and expands the scope to include obligations that are identifiable by the entity upon acquisition and construction and during the operating life of a long-lived asset. This statement is effective for financial statements issued for fiscal years beginning after June 15, 2002. Adoption of this statement is not expected to have a material impact on the consolidated financial statements.

     SFAS No.  146,  Accounting  for  Costs  Associated  with  Exit or  Disposal
     Activities, replaces Emerging Issues Task Force (EITF) Issue No. 94-3, Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit An Activity. This statement is effective for financial statements issued for exit or disposal activities that are initiated after December 31, 2002. Adoption of this statement is not expected to have a material impact on the consolidated financial statements.

     In January 2003, the FASB announced that the accounting for reinsurance arrangements that provide for sharing of investment results on an underlying investment portfolio between a reinsurer and the ceding company will be included as part of the Derivatives Implementation Group (DIG) Issue B36, Bifurcation of Embedded Credit Derivatives, expected to be released for exposure draft in 2003. The DIG issue addresses whether certain reinsurance arrangements may include an embedded derivative under SFAS No. 133 to be identified and accounted for separately from the reinsurance arrangement by both the ceding and assuming companies. The impact of this issue on the Company's consolidated financial statements is unknown at this time.

     Reclassifications

     Certain prior year balances have been reclassified to conform to the current year presentation.

     During 2002, the Company changed its method of presentation for the increases and decreases of the policy and contract account balances liability for the index benefit on equity-indexed products by reclassifying this activity from annuity benefits and benefit recoveries to investment income on the Consolidated Statement of Operations. This reclassification was made to better match the activity between the related assets and liabilities. Certain 2001 balances have been reclassified to reflect the new presentation.

                                       8                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES
                        (in thousands, except share data)



(2)  Investments

     Investments at December 31, 2002 consist of:

                                                               Amortized       Estimated       Consolidated
                                                                  cost            fair            balance
                                                                or cost          value             sheet
-------------------------------------------------------------------------------------------------------------

Fixed maturity securities:
      U.S. government                                      $     1,395,670       1,476,909         1,476,909
      States and political subdivisions                             67,018          76,628            76,628
      Foreign government                                            60,823          69,628            69,628
      Public utilities                                             312,012         328,298           328,298
      Corporate securities                                       7,269,201       7,742,989         7,742,989
      Mortgage-backed securities                                 2,646,536       2,711,808         2,711,808
      Collateralized mortgage obligations                          235,156         259,444           259,444
-------------------------------------------------------------------------------------------------------------

           Total fixed maturities                               11,986,416      12,665,704        12,665,704
-------------------------------------------------------------------------------------------------------------

Securities held under agreements to repurchase                     200,051         211,006           211,006
Securities held under forward commitments                          546,702         546,702           546,702
-------------------------------------------------------------------------------------------------------------

Equity securities:
      Common stocks:
           Banks, trusts, and insurance companies                      204             204               204
           Industrial and miscellaneous                            488,711         420,157           420,157
      Preferred stocks                                               6,374           6,653             6,653
-------------------------------------------------------------------------------------------------------------

           Total equity securities                                 495,289         427,014           427,014
-------------------------------------------------------------------------------------------------------------

Other investments:
      Preferred stock of affiliate                                 650,000           XXXXX           650,000
      Mortgage loans on real estate                                782,550           XXXXX           782,550
      Certificates of deposit and
           short-term securities                                 1,331,745           XXXXX         1,331,745
      Policy loans                                                  43,964           XXXXX            43,964
      Real estate                                                  355,372           XXXXX           355,372
      Partnerships                                                  31,073           XXXXX            31,073
      Options                                                      390,599           XXXXX           195,496
      Loan to parent company                                       100,000           XXXXX           100,000
      Investment in equity method investees                         12,542           XXXXX            12,542
      Other long-term investments                                      971           XXXXX               971
-------------------------------------------------------------------------------------------------------------

           Total other investments                               3,698,816           XXXXX         3,503,713
-------------------------------------------------------------------------------------------------------------

           Total investments                               $    16,927,274           XXXXX        17,354,139
-------------------------------------------------------------------------------------------------------------

                                       9                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES
                        (in thousands, except share data)



     At December 31, 2002 and 2001, the amortized cost, gross unrealized gains, gross unrealized losses and estimated fair values of securities are as shown in the following table. The amortized cost for securities held under forward commitments includes a SFAS No. 133 market adjustment of $(388), as these items are considered derivatives under SFAS No. 133. Therefore, changes in fair value are included in realized investment gains (losses) in the Consolidated Statement of Operations.

                                                         Amortized          Gross             Gross           Estimated
                                                           cost          unrealized        unrealized           fair
                                                         or cost           gains             losses            value
-------------------------------------------------------------------------------------------------------------------------

2002:
      Fixed maturity securities:
           U.S. government                         $      1,395,670           81,239                 0         1,476,909
           States and political subdivisions                 67,018            9,610                 0            76,628
           Foreign government                                60,823            8,805                 0            69,628
           Public utilities                                 312,012           22,043             5,757           328,298
           Corporate securities                           7,269,201          566,636            92,848         7,742,989
           Mortgage-backed securities                     2,646,536           65,832               560         2,711,808
           Collateralized mortgage obligations              235,156           24,295                 7           259,444
-------------------------------------------------------------------------------------------------------------------------
          Total fixed maturity securites                 11,986,416          778,460            99,172        12,665,704
      Securities held under agreements
                to repurchase                               200,051           10,955                 0           211,006
      Securities held under forward
                commitments                                 546,702                0                 0           546,702
      Equity securities                                     495,289           20,947            89,222           427,014
-------------------------------------------------------------------------------------------------------------------------

          Total                                    $     13,228,458          810,362           188,394        13,850,426
-------------------------------------------------------------------------------------------------------------------------

2001:

      Fixed maturity securities:
           U.S. government                         $      1,453,503           18,287            10,700         1,461,090
           States and political subdivisions                 75,510            2,671               900            77,281
           Foreign government                                95,761            5,293                31           101,023
           Public utilities                                 249,845            3,582             6,397           247,030
           Corporate securities                           4,793,792          183,614            80,659         4,896,747
           Mortgage-backed securities                       378,771            2,959             1,628           380,102
           Collateralized mortgage obligations              328,756           20,631                14           349,373
-------------------------------------------------------------------------------------------------------------------------
          Total fixed maturity securities                 7,375,938          237,037           100,329         7,512,646
      Securities held under agreements
                to repurchase                               812,219            3,750                 0           815,969
      Equity securities                                     485,751           33,677            43,001           476,427
-------------------------------------------------------------------------------------------------------------------------

          Total                                    $      8,673,908          274,464           143,330         8,805,042
-------------------------------------------------------------------------------------------------------------------------

                                       10                            (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES
                        (in thousands, except share data)



     The net unrealized gains (losses) included in stockholders' equity consists of the following at December 31:

                                                                2002                2001                2000
--------------------------------------------------------------------------------------------------------------

      Fixed maturities                            $          679,288              136,708              16,734
      Securities held under agreements
           to repurchase                                      10,955                3,750                   0
      Equities                                               (68,275)              (9,324)             33,085
      Adjustments for:
            Deferred policy acquisition costs               (381,295)             (86,817)                  0
            Deferred taxes                                   (84,190)             (15,582)            (17,437)
--------------------------------------------------------------------------------------------------------------

      Net unrealized gains                        $          156,483               28,735              32,382
--------------------------------------------------------------------------------------------------------------


     The changes in net unrealized gains (losses) on fixed maturity securities and securities held under agreements to repurchase before adjustments for deferred taxes and deferred policy acquisition costs increased $549,785, $123,724, and $149,547 in each of the years ended December 31, 2002, 2001, and 2000, respectively.

     The changes in net unrealized gains (losses) in equity investments, before deferred taxes, which include common stocks and nonredeemable preferred stocks, were $(58,951), $(42,409), and $(206,242) for the years ended
     December 31, 2002, 2001, and 2000, respectively.

     The amortized cost and estimated fair value of fixed maturity securities at December 31, 2002, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. The amortized cost of fixed maturity securities with rights to call or prepay without penalty are $3,488,733 as of December 31, 2002.

                                                                           Amortized             Estimated
                                                                             cost               fair value
--------------------------------------------------------------------------------------------------------------

       Due in one year or less                                      $            38,821                39,053
       Due after one year through five years                                  2,662,849             2,804,833
       Due after five years through ten years                                 2,707,783             2,880,919
       Due after ten years                                                    3,695,271             3,969,647
       Mortgage-backed securities and collateralized
           mortgage obligations                                               2,881,692             2,971,252
--------------------------------------------------------------------------------------------------------------

       Totals                                                       $        11,986,416            12,665,704
--------------------------------------------------------------------------------------------------------------


     Proceeds from sales of available-for-sale fixed maturity securities investments during 2002, 2001, and 2000 were $5,740,662, $2,343,370, and
     $595,935,  respectively.  Gross gains of $99,603,  $51,706, and $12,308 and gross losses of $87,650, $35,434, and $22,673 were realized on those sales of securities in 2002, 2001, and 2000, respectively. In 2002, 2001, and 2000, losses of $141,239, $35,674, and $0, respectively, was recognized on fixed maturity securities for other than temporary impairment. The Company also purchased forward commitments of $2,672,100, $5,323,595, and $0 and sold forward commitments of $2,129,235, $5,323,595, and $0 during 2002, 2001, and 2000, respectively.

     Proceeds from the sale of available-for-sale equity securities investments were $413,034, $456,238, and $1,263,995 during 2002, 2001, and 2000, respectively. Gross gains of $30,496, $84,386, and $185,969 and gross losses of $80,301, $78,928, and $41,099 were realized on those sales in 2002, 2001, and 2000, respectively. In 2002, 2001, and 2000, losses of
     $16,086, $85,631, and $12,100, respectively, were recognized on equity securities for other than temporary impairment.


                                       11                            (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES
                        (in thousands, except share data)

     As of December 31, 2002 and 2001, the Company held options with an amortized cost of $390,599 and $278,612, and fair market value of $195,496 and $173,410, respectively. The notional amounts of the option contracts were $3,075,888 and $1,716,248 at December 31, 2002 and 2001, respectively.

Net realized investment gains (losses) for the respective years ended December 31 are summarized as follows:

                                                                2002                2001                2000
--------------------------------------------------------------------------------------------------------------

Fixed maturity securities                         $         (129,286)             (19,402)            (10,365)
Equity securities                                            (65,891)             (80,173)            132,770
Mortgage loans                                                (1,662)                   0                   0
Real estate                                                    1,333                5,857                   0
Other                                                            475               (3,816)                446
--------------------------------------------------------------------------------------------------------------
           Net (losses) gains before taxes                  (195,031)             (97,534)            122,851

Tax (benefit) expense on net
      realized (losses) gains                                (68,261)             (34,137)             42,998
--------------------------------------------------------------------------------------------------------------

           Net (losses) gains after taxes         $         (126,770)             (63,397)             79,853
--------------------------------------------------------------------------------------------------------------


The valuation allowances on mortgage loans at December 31, 2002, 2001, and 2000 and the changes in the allowance for the years then ended are summarized as follows:

                                                                      2002             2001              2000
---------------------------------------------------------------------------------------------------------------

Balance, beginning of year                                 $         10,185           11,279            11,279

     Charged to operations                                            1,662                0                 0
     Charged to allowance                                                 0           (1,094)                0

---------------------------------------------------------------------------------------------------------------

Balance, end of year                                       $         11,847           10,185            11,279
---------------------------------------------------------------------------------------------------------------


                                       12                            (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES
                        (in thousands, except share data)



Major categories of net investment income for the respective years ended December 31 are shown below. Net income related to securities held under repurchase agreements is shown with fixed maturity securities.

                                                                2002                2001                2000
--------------------------------------------------------------------------------------------------------------

Interest:
      Fixed maturity securities                   $          629,286              449,393             351,203
      Mortgage loans                                          54,533               47,744              43,125
      Policy loans                                             2,596                1,695               1,658
      Short-term securities                                   15,093               16,786              17,796
Dividends:
      Preferred stock                                            143                   93                  19
      Common stock                                             6,714                5,019               5,852
Net change in market value of equity-indexed
      annuity-related options and reserves                   (20,065)              12,309             (13,828)
Interest on assets held by reinsurers                          5,713                6,023               6,483
Income from securities held under forward
      commitments                                             12,966               34,023              23,436
Rental income on real estate                                  39,162               40,109              21,726
Other invested assets                                           (649)              12,871                 831
--------------------------------------------------------------------------------------------------------------
           Total investment income                           745,492              626,065             458,301

Investment expenses                                           36,218               32,006              19,902
--------------------------------------------------------------------------------------------------------------

           Net investment income                  $          709,274              594,059             438,399
--------------------------------------------------------------------------------------------------------------



                                       13                            (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES
                        (in thousands, except share data)


(3)  Summary Table of Fair Value Disclosures
                                                       2002                           2001
---------------------------------------------------------------------------------------------------------------
                                                     Carrying         Fair          Carrying          Fair
                                                      amount          value          amount          value
FINANCIAL ASSETS                                                   -------------  --------------  --------------  -------------
Fixed maturity securities:
    U.S. government                            $      1,476,909       1,476,909       1,461,090      1,461,090
    States and political subdivisions                    76,628          76,628          77,281         77,281
    Foreign governments                                  69,628          69,628         101,023        101,023
    Public utilities                                    328,298         328,298         247,030        247,030
    Corporate securities                              7,742,989       7,742,989       4,896,747      4,896,747
    Mortgage-backed securities                        2,711,808       2,711,808         380,102        380,102
    Collateralized mortgage obligations                 259,444         259,444         349,373        349,373
Securities held under agreements
    to repurchase                                       211,006         211,006         815,969        815,969
Securities held under forward
    commitments                                         546,702         546,702               0              0
Equity securities                                       427,014         427,014         476,427        476,427
Mortgage loans                                          782,550         865,479         665,991        700,322
Short-term securities                                 1,331,745       1,331,745         297,648        297,648
Policy loans                                             43,964          43,964          31,933         31,933
Options                                                 195,496         195,496         173,410        173,410
Loan to parent company                                  100,000         118,190         100,000        107,996
Cash                                                     86,263          86,263          65,808         65,808
Separate accounts assets                              5,418,863       5,418,863       5,667,840      5,667,840

Investment contracts                                 15,306,455      15,033,615      10,463,380      9,815,991
Securities held under agreements
    to repurchase                                       211,761         211,761         819,968        819,968
Securities held under forward
    commitments                                         548,322         548,322               0              0
Mortgage notes payable                                   95,970          95,970         108,848        108,848
Separate account liabilities                          5,418,863       5,263,033       5,667,840      5,572,641
---------------------------------------------------------------------------------------------------------------

     See note 1, "Summary of Significant Accounting Policies" for description of the methods and significant assumptions used to estimate fair values.

     Investment contracts include certain reserves related to deferred annuity and UL products. These reserves are included in the future policy benefit reserves and the policy and contract account balances on the balance sheet.


(4)  Long-term Debt

     On April 26, 2000, the Company entered into a loan agreement with Wells Fargo National Bank (Wells Fargo) for $110,000, including a $1,133 irrevocable standby letter of credit issued in favor of the Housing and Redevelopment Authority in and for The City of Golden Valley. The loan was for the purchase of land and the construction of the Company's new headquarters. The interest was treated as an additional advance at the end of each month and was calculated at either the LIBOR plus 0.625% or the bank's prime rate. The fee for the letter of credit was 0.15625% on the portion available. If there was a draw on the letter of credit, interest was




                                       14                            (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES
                        (in thousands, except share data)



     calculated at prime plus 2%. As of December 31, 2001, the amount drawn on the loan, including capitalized interest, was $99,848. The Company did not draw on the letter of credit and it was cancelled on October 25, 2001. The Company was obligated to pledge to Wells Fargo FNMA, GNMA, or U.S. Treasury securities equal to 110% of the principal outstanding. As of December 31, 2001, $109,981 was pledged in accordance with the agreement.

     On April 29, 2002, the Company amended the loan agreement with Wells Fargo for the Company's headquarters facility. The interest is paid out each month and is calculated at the LIBOR plus 0.625%. As of December 31, 2002 the amount of the loan was $86,970. The loan will mature on April 29, 2005; however, prepayment is permitted. The Company is obligated to pledge to Wells Fargo FNMA, GNMA, or U.S. Treasury securities equal to 110% of the principal outstanding. As of December 31, 2002, $96,853 was pledged in accordance with the agreement.


(5)   Accident and Health Claim Reserves

     Accident and health claim reserves are based on estimates that are subject to uncertainty. Uncertainty regarding reserves of a given accident year is gradually reduced as new information emerges each succeeding year, thereby allowing more reliable re-evaluations of such reserves. While management believes that reserves as of December 31, 2002 are adequate, uncertainties in the reserving process could cause such reserves to develop favorably or unfavorably in the near term as new or additional information emerges. Any adjustments to reserves are reflected in the operating results of the periods in which they are made. Movements in reserves, which are small relative to the amount of such reserves, could significantly impact future reported earnings of the Company.

     Activity in the accident and health claim reserves is summarized as follows:

                                                                         2002              2001              2000
-------------------------------------------------------------------------------------------------------------------

Balance at January 1, net of reinsurance
     recoverables of $354,216, $265,489, and $275,550         $        283,801           388,563           387,888

Adjustment primarily related to commutation
     and assumption reinsurance on blocks of business                   (6,108)          (90,030)                0

Incurred related to:
     Current year                                                      105,619           293,922           308,338
     Prior years                                                       (33,969)          (31,687)            2,003
-------------------------------------------------------------------------------------------------------------------
Total incurred                                                          71,650           262,235           310,341
-------------------------------------------------------------------------------------------------------------------

Paid related to:
     Current year                                                       52,071           129,773           120,751
     Prior years                                                        88,307           147,194           188,915
-------------------------------------------------------------------------------------------------------------------
Total paid                                                             140,378           276,967           309,666
-------------------------------------------------------------------------------------------------------------------

Balance at December 31, net of reinsurance
     recoverables of  $485,852, $354,216, and $265,489        $        208,965           283,801           388,563
-------------------------------------------------------------------------------------------------------------------


The accident and health reserves related to claims incurred in prior years decreased by $33,969 and $31,687 in 2002 and 2001, respectively. These changes are largely due to the run-off of the reinsurance-assumed business and discontinuation of the broker administration business. Additional reinsurance arrangements, commutations, and positive reserve development on this business result in declining net claim reserve balances. Paid claims in 2002 are also significantly lower than 2001 due to the run-off of the reinsurance-assumed business and discontinuation of the broker administration business.



                                       15                            (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES
                        (in thousands, except share data)



(6)  Reinsurance

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks under excess coverage and coinsurance contracts. The Company retains a maximum of $3,000 coverage per individual life. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. A contingent liability exists to the extent that the Company's reinsurers are unable to meet their contractual obligations. Management is of the opinion that no liability will accrue to the Company with respect to this contingency.

     Life insurance, annuities, and accident and health business assumed from and ceded to other companies is as follows:

                                                                                                          Percentage
                                                        Assumed            Ceded                           of amount
                                     Direct           from other         to other             Net           assumed
        Year ended                   amount            companies         companies          amount          to net
----------------------------------------------------------------------------------------------------------------------

December 31, 2002:

Life insurance in force      $         24,235,693       231,271,250        27,436,079       228,070,864        101.4%
----------------------------------------------------------------------------------------------------------------------

Premiums:
     Life                                 119,088           425,111           127,329           416,870        102.0%
     Annuities                            308,957               366            17,903           291,420          0.1%
     Accident and health                  388,493            88,506           310,483           166,516         53.2%
----------------------------------------------------------------------------------------------------------------------

        Total premiums       $            816,538           513,983           455,715           874,806         58.8%
----------------------------------------------------------------------------------------------------------------------

December 31, 2001:

Life insurance in force      $         28,755,620       194,301,542        25,851,346       197,205,816         98.5%
----------------------------------------------------------------------------------------------------------------------

Premiums:
     Life                                 147,396           390,343           122,058           415,681         93.9%
     Annuities                            200,117               447            23,359           177,205          0.3%
     Accident and health                  452,519           141,156           229,580           364,095         38.8%
----------------------------------------------------------------------------------------------------------------------

        Total premiums       $            800,032           531,946           374,997           956,981         55.6%
----------------------------------------------------------------------------------------------------------------------

December 31, 2000:

Life insurance in force      $         35,628,042       168,888,297        24,531,393       179,984,946         93.8%
----------------------------------------------------------------------------------------------------------------------

Premiums:
     Life                                 184,310           330,961           126,045           389,226         85.0%
     Annuities                            185,388             1,005            13,343           173,050          0.6%
     Accident and health                  480,539           174,335           205,891           448,983         38.8%
----------------------------------------------------------------------------------------------------------------------

        Total premiums       $            850,237           506,301           345,279         1,011,259         50.1%
----------------------------------------------------------------------------------------------------------------------


                                       16                            (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES
                        (in thousands, except share data)



Included in reinsurance recoverables at December 31, 2002 are $1,590,874, $1,135,739, and $843,582 recoverable from three insurers who, as of December 31, 2002, were rated A- or higher by A.M. Best's Insurance Reports.

Of the amounts ceded to others, the Company ceded life insurance in force of $6,683,052, $5,958,233, and $4,779,834 in 2002, 2001, and 2000, respectively, and life insurance premiums earned of $11,620, $10,774, and $8,764 in 2002, 2001, and 2000, respectively, to its ultimate parent Allianz AG. The Company also ceded accident and health premiums earned to Allianz AG of $1,752, $9,128, and $161 in 2002, 2001, and 2000, respectively.

Throughout 2002 and 2001, the Company entered into numerous reinsurance arrangements with unrelated insurance companies to reinsure group accident and health reinsurance-assumed business as well as business produced through the broker administrator distribution channel. In connection with these agreements, the Company has ceded group accident and health and life premiums of $27,275 and $55,398 and received expense allowances of $1,573 and $11,921 in 2002 and 2001, respectively.

Effective May 1, 2001, the Company entered into an assumption reinsurance agreement whereby a Canadian disability block of business was sold to an unrelated insurance company. Assumption reinsurance transfers all duties, obligations, and liabilities in connection with these policies to the unrelated insurance company. The Company transferred reserves of $77,778 and recognized a loss of $3,836 in connection with this agreement. In 2001, the Company also entered into a commutation agreement with an unrelated company transferring net reserves of $12,252 and recognizing a gain of $6,934.

Effective December 31, 2001, the Company entered into a combination coinsurance and modified coinsurance contract, as well as a yearly renewable term reinsurance agreement with an unrelated insurance company to reinsure a block of traditional life business. This agreement does not qualify as reinsurance according to SFAS No. 113, Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts, but does qualify as financial reinsurance under statutory accounting. In connection with this agreement, the Company ceded, on a statutory basis, premiums of $152,301 and $97,929, recognized a recoverable on future benefit reserves of $142,033 and $85,159, and a ceding allowance of $44,618 and $63,472 in 2002 and 2001, respectively. Impact under GAAP accounting was immaterial.

Effective December 31, 2001, the Company entered into another combination coinsurance and modified coinsurance contract with an unrelated insurance company to reinsure a block of in force variable annuity business. This agreement also did not qualify as reinsurance under SFAS No. 113, but is reported as financial reinsurance under statutory reporting. In connection with this agreement, the Company ceded, on a statutory basis, premiums of $4,500 and $1,540,000, recognized a recoverable on policy and contract account balances of $10,200 and $15,000, and a ceding allowance of $11,200 and $15,000 in 2002 and
2001, respectively. Impact under GAAP accounting was immaterial.

Effective December 31, 1999, the Company entered into a 100% coinsurance agreement with an unrelated insurance company to coinsure a block of life and annuity business with 1999 premium of $97,100. Deferred revenue resulting from this transaction is being amortized over the revenue-producing period of the related reinsured policies. During 2002, 2001, and 2000, $6,380, $6,247, and $6,038, respectively, was amortized and included in other revenue in the Consolidated Statements of Operations. Deferred revenue as of December 31, 2002 and 2001 was $72,157 and $78,537, respectively.

Effective January 1, 1997, the Company entered into a 100% coinsurance agreement with an unrelated insurance company to coinsure a block of business, including certain universal life and traditional life insurance policies and annuity contracts. Deferred revenue resulting from this transaction is being amortized over the revenue-producing period of the related reinsured policies. During 2002, 2001, and 2000, $12,145, $12,617, and $13,844, respectively, was amortized and included in other revenue in the consolidated statements of operations. Deferred revenue as of December 31, 2002 and 2001 was $52,502 and $64,647, respectively.


                                       17                            (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES
                        (in thousands, except share data)



(7)  Income Taxes

     Income Tax  (Benefit) Expense

     Total income tax (benefit) expense for the years ended December 31 are as follows:


                                                                    2002             2001             2000
----------------------------------------------------------------------------------------------------------


Income tax expense attributable to operations:
Current tax benefit (expense)                           $        (74,379)          (2,544)         28,871

Deferred tax expense (benefit)                                    58,045           (7,867)        (15,917)
----------------------------------------------------------------------------------------------------------

Total income tax (benefit) expense
attributable to operations                                       (16,334)         (10,411)         12,954

Tax venefit due to cumulative effect of
change in accounting                                                   0           (3,369)              0
----------------------------------------------------------------------------------------------------------

Total income tax (benefit) expense
attributable to net income                                       (16,334)         (13,780)         12,954


Income tax expense (benefit) allocated to
  stockholders' equity:
     Attributable to unrealized
         gains and losses on investments                          68,608           (1,854)        (19,843)
     Attributable to unrealized
         gains and losses on foreign exchange                        214           (1,575)           (430)
----------------------------------------------------------------------------------------------------------
                                                        $         52,488          (17,209)         (7,319)
----------------------------------------------------------------------------------------------------------


     Components of Income Tax (Benefit) Expense

     Income tax expense computed at the statutory rate of 35% varies from tax expense reported in the consolidated statements of operations for the respective years ended December 31 as follows:


                                                                        2002             2001             2000
--------------------------------------------------------------------------------------------------------------

Income tax (benefit) expense computed at
      the statutory rate
                                                            $        (15,643)        (17,196)          41,646
Dividends received deductions and tax-
      exempt interest                                                 (3,702)         (4,811)         (10,409)
Adequacy release                                                           0               0          (28,010)
Foreign tax, net                                                        (395)           (931)             935
Prior year adjustment to dividends
       received deduction                                              2,709           5,015                0
Goodwill amortization                                                      0           5,827            5,678
Other                                                                    697           1,685            3,114
--------------------------------------------------------------------------------------------------------------

           Income tax (benefit) expense as reported         $        (16,334)        (10,411)          12,954
--------------------------------------------------------------------------------------------------------------


                                       18                            (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES
                        (in thousands, except share data)




Components of Deferred Tax Assets and Liabilities on the Balance Sheet

Tax effects of temporary differences giving rise to the significant components of the net deferred tax liability at December 31 are as follows:

                                                                                  2002                2001
-------------------------------------------------------------------------------------------------------------

Deferred tax assets:
      Provision for post retirement benefits                         $            2,974                2,666
      Allowance for uncollectible accounts                                            5                  929
      Policy reserves                                                           497,436              357,480
      Net unrealized loss on investments                                              0                  212
      Impaired assets                                                            43,080               22,066
      Investment income                                                          36,056                8,503
      Expense accruals                                                            9,768               28,969
      Net operating loss carryforward                                            31,172                    0
      Other                                                                      17,255                5,402
-------------------------------------------------------------------------------------------------------------

           Total deferred tax assets                                            637,746              426,227
-------------------------------------------------------------------------------------------------------------

Deferred tax liabilities:
      Deferred acquisition costs                                                636,153              364,651
      Net unrealized gain on investments                                         68,611                    0
      Value of business acquired                                                 58,799               60,156
      Other                                                                       2,023                2,482
-------------------------------------------------------------------------------------------------------------

           Total deferred tax liabilities                                       765,586              427,289
-------------------------------------------------------------------------------------------------------------

Net deferred tax liability                                           $          127,840                1,062
-------------------------------------------------------------------------------------------------------------


Although realization is not assured, the Company believes it is not necessary to establish a valuation allowance for the deferred tax asset as it is more likely than not the deferred tax asset will be realized principally through future reversals of existing taxable temporary differences and future taxable income. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future reversals of existing taxable temporary differences and future taxable income are reduced.

The Company and its subsidiaries file a consolidated federal income tax return with AZOA and all of its wholly owned subsidiaries. The consolidated tax allocation agreement stipulates that each company participating in the return will bear its share of the tax liability pursuant to United States Treasury Department regulations. The Company, each of its insurance subsidiaries, and USAllianz Securities, Inc. generally will be paid for the tax benefit on their losses and any other tax attributes, to the extent they could have obtained a benefit against their post-1990 separate return taxable income or tax. Income taxes paid by the Company were $24, $49,481, and $16,051 in 2002, 2001 and 2000, respectively. At December 31, 2002 and 2001, the Company had a tax recoverable from AZOA of $84,882 and $24,300, respectively, included in income tax recoverable on the Consolidated Balance Sheet.

At December 31, 2002 and 2001, the Company had a tax recoverable separate from the agreement with AZOA in the amount of $2,341 and $26,659, respectively. These amounts are for foreign taxes and taxes recoverable from subsidiaries.




                                       19                            (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES
                        (in thousands, except share data)



(8)  Related-party Transactions

     During 2002, the Company issued 8,909,195 shares of Class A, Series A preferred stock and 9,994,289 shares of Class A, Series B preferred stock with a par value of $1.00 per share to AZOA at $35.02 per share resulting in proceeds of $662,000 to the Company. See further discussion in note 12 to these consolidated financial statements.

     In December 2002, the Company received a capital contribution from AZOA in the form of 69,149 shares of Allianz Insurance Company (AIC) preferred stock, a wholly owned subsidiary of AZOA. This resulted in additional paid-in capital of $650,000. The shares were issued at $9,400.00 per share (the Purchase Price), representing the assigned value of these shares and the amount AZOA paid for the shares upon issuance. The assigned value was derived from the underlying statutory net book value of AIC and the ownership percentage each share represents. The shares carry a liquidation preference equal to the Purchase Price plus an amount necessary to yield an annual return of 6%, compounded annually, and is also redeemable at an amount equal to the liquidation preference. In addition, the Company, at its option, may convert each share into one share of common stock at AIC.

     The Company's investment in AIC preferred stock represents 23.7% of the outstanding shares of AIC and is accounted for in accordance with the cost method at the Purchase Price. The number of shares and Purchase Price was determined ratably with existing common shares based on statutory book value as of September 30, 2002. Under the cost method, potential unrealized gains are not recognized, even though the contractual rights of the shares provide for either redemption with a cumulative yield of 6% or conversion to common shares.

     The AIC preferred stock carries a redemption value equal to the liquidation preference less actual dividends paid. As of December 31, 2002, the redemption value of the AIC preferred stock approximates $650,000, and the book value of the underlying common shares the Company could obtain upon conversion approximates $1,445,063. As there is no quoted market price for the common stock of this non-traded affiliate, it was not practicable to estimate the market value of an investment representing 23.7% of the issued stock without incurring excessive costs.

     In connection with its investment in AIC preferred stock, the Company entered into a stand-by stock purchase agreement with Allianz AG, which entitles the Company to sell these preferred shares to Allianz AG at a price equal to their then current redemption value. The agreement has a one-year term and is automatically renewed annually unless terminated in writing by Allianz AG. This agreement may be exercised in the event of certain rating agency downgrades of Fireman's Fund Insurance Company (an affiliate) to levels as specified in the agreement. In consideration for this right, the Company agreed to pay an annual premium equal to 0.3% of the Purchase Price of the shares. The current agreement's annual premium of $1,950 was reported as a prepaid asset on the Consolidated Balance Sheet at December 31, 2002.

     In December 2002, the Company entered in to an agreement to lend AZOA $250,000. The loan plus interest will be repaid over ten years, semi-annual interest payments for the first five years and level semi-annual payments of principal and accrued interest over the last five years. The interest rate is a fixed rate of 6.00%. The outstanding loan balance is included as a component of stockholders' equity in the Consolidated Balance Sheet. Interest of $500 was earned during 2002 and is included in investment income on the Consolidated Statements of Operations.

     Effective January 26, 2001, the Company entered in to an agreement to lend AZOA $100,000. The loan plus interest will be repaid over twelve years, semi-annual interest payments for the first five years and level semi-annual payments of principal and accrued interest over the last seven years. The interest rate is a fixed rate of 7.18%. AZOA pledged as collateral a security interest in shares of the common stock outstanding of AIC, which has a statutory book value as of the date of the loan equal to 125% of the loan. Interest of $7,160 and $6,681 was earned during 2002 and 2001, respectively, and is included in investment income on the Consolidated Statements of Operations.



                                       20                            (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES
                        (in thousands, except share data)




     The Company reimbursed AZOA $11,285, $10,003, and $4,729, in 2002, 2001 and 2000, respectively, for certain administrative and investment management services performed. The Company's liability to AZOA for such services was $0 and $1,180 at December 31, 2002 and 2001, respectively, and is included in accrued expenses on the Consolidated Balance Sheet.

     The Company shares a data center with and receives other system support from affiliated insurance companies. Usage and other system support charges paid by the Company were $1,640, $1,811, and $31 in 2002, 2001 and 2000, respectively. The Company's liability for data center and other system support charges was $0 and $358 at December 31, 2002 and 2001, respectively, and is included in accrued expenses on the Consolidated Balance Sheet.


(9)  Employee Benefit Plans

     The Company participates in the Allianz Primary Retirement Plan (PRP), a defined contribution plan. The Company contributes to the plan based on a percentage of the participant's eligible salary. All eligible employees begin participating in the PRP on their hire date. Participants are 100% vested in Company contributions after two years of service. It is the Company's policy to fund the plan costs as incurred. Effective December 31, 2002, the Company terminated the PRP and merged it into the Allianz Asset Accumulation Plan (AAAP). Upon termination of the PRP, participants who had not completed the requirements to be fully vested became 100% vested. Total PRP contributions were $3,611, $3,023, and $1,992 in 2002, 2001, and 2000, respectively.

     The Company participates in the AAAP, a defined contribution plan sponsored by Fireman's Fund Insurance Company. Eligible employees are immediately enrolled in the AAAP upon their first day of employment. Effective July 18, 2002, the maximum contribution per payroll was waived, although contributions remain subject to annual limitations set by ERISA. The AAAP will accept participant's pre-tax or after-tax contributions up to 99% of the participants' eligible compensation. Under the eligible employees' provisions, the Company will match 75% of contributions up to a maximum of 2% during the first year of service and 6% after the first year of service. Participants are 100% vested in the Company's matching contribution after three years of service. The Company may decide to declare a profit-sharing contribution under the AAAP based on the discretion of Company management. No profit-sharing contributions have been made since 1998. Employees are not required to participate in the AAAP to be eligible for the profit-sharing contribution. The expenses of administration of the AAAP and the trust fund, including all fees of the trustee, investment manager, and auditors, shall be payable from the trust fund but may, at the discretion of the Company, be paid by the Company. Any counsel fees shall not be payable from the trust fund, but shall instead be paid by the Company. It is the Company's policy to fund the AAAP costs as incurred. The Company has expensed $3,210, $2,861, and $2,144 in 2002, 2001, and 2000, respectively, toward the AAAP matching contributions.

     The Company provides certain postretirement benefits to employees who retired on or before December 31, 1988 or who were hired before December 31, 1988 and who have at least ten years of service when they reach age 55. Employees of the Company hired or rehired after December 31, 1988 or who became employees of the Company as a result of a merger or acquisition after January 1, 1989 are not eligible for retiree medical or life insurance coverage. The Company's plan obligation at December 31, 2002 and 2001 was $8,058 and $7,527, respectively. This liability is included in other liabilities on the Consolidated Balance Sheet.

     The Company is participating in an Employee Stock Purchase Plan established in 2001 by AZOA that is designed to provide eligible employees with an opportunity to purchase American Depository Shares of Allianz AG at a discounted price. An aggregate amount of 250,000 American Depository Shares are reserved for this plan. Allianz AG determines the purchase price of the shares. A committee appointed by AZOA determines the discount price. Employees are given the opportunity to purchase these shares annually on a predetermined date set by Allianz AG. Employees are not allowed to sell or transfer the shares for a one-year period following the purchase date. The difference between the market price and the discount price, or the discount, was paid by the Company in 2002 and 2001 and amounted to $82 and $235, respectively.


                                       21                            (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES
                        (in thousands, except share data)


(10) Statutory Financial Data and Dividend Restrictions

     Statutory accounting is directed toward insurer solvency and protection of policyholders. Accordingly, certain items recorded in financial statements prepared under GAAP are excluded or vary in determining statutory policyholders' surplus and gain from operations. Currently, these items include, among others, deferred acquisition costs, furniture and fixtures, deferred taxes, accident and health premiums receivable which are more than 90 days past due, and undeclared dividends to policyholders. Additionally, future policy benefit reserves and policy and contract account balances calculated for statutory accounting do not include provisions for withdrawals.

     The differences between stockholders' equity and net income (loss) reported in accordance with statutory accounting practices on the Company's stand-alone financial statements and the accompanying GAAP consolidated financial statements as of and for the year ended December 31 are as follows:


                                                           Stockholders' equity                     Net (loss) income
                                                  -----------------------------   --------------------------------------------
                                                      2002            2001             2002            2001          2000
------------------------------------------------------------------------------------------------------------------------------

Statutory basis                                 $     1,663,934        700,425          (326,751)      (285,137)       83,732
Adjustments:
    Change in reserve basis                          (1,230,412)      (791,350)         (383,656)      (196,531)      (91,992)
    Deferred acquisition costs                        1,682,220      1,165,432           811,267        316,439       139,748
    Value of business acquired                          156,769        160,645            (3,876)       (17,581)      (20,909)
    Goodwill                                            210,854        198,822               351        (17,368)      (15,390)
    Net deferred taxes                                 (208,162)       (18,285)          (56,404)         8,520        15,917
    Statutory asset valuation reserve                    13,537         40,996                 0              0             0
    Statutory interest maintenance reserve              108,457         94,004           (23,668)        49,574        (9,310)
    Modified coinsurance reinsurance                    (15,971)       (23,504)          (50,912)        46,315        28,558
    Unrealized gains on investments                     395,274         96,919                 0              0             0
    Nonadmitted assets                                   34,295         29,361                 0              0             0
    Deferred income on reinsurance                     (126,211)      (146,144)                0              0             0
    Investment in subsidiaries                           44,999         46,772                 0              0             0
    Valuation allowance on mortgage loans               (11,847)       (10,185)           (1,662)         1,094             0
    Income (loss) from non-insurance
      subsidiaries                                            0              0            18,580         (1,555)       (7,510)
    Income from insurance subsidiaries                        0              0             2,887         82,674         6,236
    Other                                                 8,103         20,005           (14,517)       (31,423)      (23,046)
------------------------------------------------------------------------------------------------------------------------------
      As reported in the accompanying
         consolidated financial statements      $     2,725,839      1,563,913           (28,361)       (44,979)      106,034
------------------------------------------------------------------------------------------------------------------------------

     The Company is required to meet minimum statutory capital and surplus requirements. The Company's statutory capital and surplus as of December 31, 2002 and 2001 were in compliance with these requirements. The maximum amount of dividends that can be paid by Minnesota insurance companies to stockholders without prior approval of the Commissioner of Commerce is subject to restrictions relating to statutory earned surplus, also known as unassigned funds. Unassigned funds are determined in accordance with the accounting procedures and practices governing preparation of the statutory annual statement, minus 25% of earned surplus attributable to unrealized capital gains. In accordance with Minnesota Statutes, the Company may declare and pay from its surplus cash dividends of not more than the greater of 10% of its beginning of the year statutory surplus in any year, or the net gain from operations of the insurer, not including realized gains, for the 12-month period ending the 31st day of the next preceding year. Ordinary dividends of $166,393 can be paid in 2003 without prior approval of the Commissioner of Commerce.



                                       22                            (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES
                        (in thousands, except share data)




     Regulatory Risk-based Capital

     An insurance enterprise's state of domicile imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of an enterprise's regulatory total adjusted capital to its authorized control level risk-based capital, as defined by the NAIC. The Company met its risk-based capital requirements as of December 31, 2002 and 2001.

     Permitted Statutory Accounting Practices

     The Company is required to file annual statements with insurance regulatory authorities, which are prepared on an accounting basis prescribed or permitted by such authorities. Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the NAIC. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company currently has permitted practices related to the investment in AIC preferred stock and the AZOA loan agreement entered into during 2002, as discussed in note 8. The Company received approval to treat the investment in AIC preferred shares as an admitted asset even though the value exceeds the general statutory investment limit for investments in insurance companies. The Department of Commerce of the State of Minnesota reviewed the loan and approved the Company's treatment of the loan as a fixed maturity security for statutory purposes.


(11) Commitments and Contingencies

     The Company and its subsidiaries are involved in various pending or threatened legal proceedings arising from the conduct of their business. The most significant case in which the Company is a defendant is a class action lawsuit against Fidelity Union Life Insurance Company (FULICO) whose policies were assumed by the Company. The Company established provisions for benefits and expenses of $60,000 in 2000 related to this case. There was no additional material impact to the income statement in 2002 or 2001 related to this case. As of December 31, 2002, there is $19,519 of reserves remaining related to this case. In the opinion of management, the reserves established sufficiently cover the Company's exposure. Management believes the ultimate resolution of other litigation will not have a material effect on the consolidated financial position of the Company.

     The Company is contingently liable for possible future assessments under regulatory requirements pertaining to insolvencies and impairments of unaffiliated insurance companies. Provision has been made for assessments currently received and assessments anticipated for known insolvencies.

     The Company has acquired minority equity interests in certain field marketing organizations. Certain provisions within stockholders' agreements, member agreements, and first refusal and put agreements require the Company to purchase part or all of the stock or member interests in the entities to which these agreements pertain, if and when the parties to these agreements exercise certain available options. The exercise period for the various put options ranges from 5 to 11 years, the latest of which expires in 2010. If all put options were exercised, requiring the Company to purchase all of the stock or member interests in the entities, the total purchase price that would be paid by the Company based on current calculations would be $164,810.

     The Company has limited partnership investments that require the commitment of capital over a period of up to five years. The Company had capital commitments of $106,500 and $106,500, of which $49,349 and $39,946 has been funded at December 31, 2002 and 2001, respectively.




                                       23                            (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES
                        (in thousands, except share data)




     The Company entered into a sale and leaseback agreement effective December 27, 2001 related to certain furniture and equipment. The assets were removed from the balance sheet and sold for their net book value of $14,945. The term of the lease is 6.5 years. The Company also leases office space. Expense for all operating leases was $4,503, $4,561, and $3,323 in 2002, 2001, and 2000, respectively. The future minimum lease payments required under these operating leases are as follows:

                                                                 Operating Lease
                 -------------------------------------------------------------
                 -------------------------------------------------------------

                 2003                                          $        4,284
                 2004                                                   4,315
                 2005                                                   4,767
                 2006                                                   4,783
                 2007 and beyond                                        5,027
                 -------------------------------------------------------------
                 -------------------------------------------------------------
                 Total                                         $       23,176
                 -------------------------------------------------------------
                 -------------------------------------------------------------

(12) Capital Structure

The Company is authorized to issue three types of capital stock, as outlined in the table below.

                                 Authorized      Par Value,        Redemption Rights        Voluntary or Involuntary
                                  Issued          Per Share                                 Liquidation Rights
                                Outstanding
                             --------------------------------------------------------------------------------------

Common Stock                       40,000,000       $ 1.00            None                        None
                                   20,000,000
                                   20,000,000
-------------------------------------------------------------------------------------------------------------------
Preferred Stock:
Class A                           200,000,000         1.00         Designated by Board for   Designated by Board for
                                   authorized                      each series issued        each series issued
-------------------------------------------------------------------------------------------------------------------
Class A, Series A                   8,909,195         1.00         $35.02 per share plus an  $35.02 per share plus an
                                    8,909,195                      amount to yield a         amount to yield a
                                    8,909,195                      compounded annual return  compounded annual return
                                                                   of 6%, after actual       of 6%, after actual
                                                                   dividends paid            dividends paid
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Class A, Series B                  10,000,000         1.00         $35.02 per share plus an  $35.02 per share plus an
                                    9,994,289                      amount to yield a         amount to yield a
                                    9,994,289                      compounded annual return  compounded annual return
                                                                   of 6%, after actual       of 6%, after actual
                                                                   dividends paid            dividends paid
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Class B                           400,000,000         1.00         Designated by Board for   Designated by Board for
                                            0                      each series issued        each series issued
                                            0
-------------------------------------------------------------------------------------------------------------------


     Holders of Class A preferred stock and of common stock are entitled to one vote per share with respect to all matters presented to or subject to the vote of shareholders. Holders of Class B preferred stock have no voting rights.

     Each share of Class A preferred stock is convertible into one share of the Company's common stock. The Company may redeem any or all of the Class A preferred stock at any time. Dividends will be paid to each class of stock only when declared by the Board of Directors. In the event a dividend is declared, dividends must be paid to holders of Class A preferred stock, Class B preferred stock, and common stock, each in that order.




                                       24                            (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES
                        (in thousands, except share data)




     As discussed in note 8 to these consolidated financial statements, the Company entered into significant capital transactions with AZOA during 2002.


(13) Unusual Events

     The Company reported $15,700 in claims (net of retrocession) in 2001 related to the September 11, 2001 attack on the United States. The majority of the exposure was a result of assumed reinsurance from various companies. There were $2,615 and $5,000 in outstanding claim reserves as of December 31, 2002 and 2001, respectively. Management believes this reserve will be sufficient to cover any additional claims related to this event.


(14) Foreign Currency Translation

     The net assets of the Company's foreign operations are translated into U.S. dollars using exchange rates in effect at each year-end. Translation adjustments arising from differences in exchange rates from period to period are included in the accumulated foreign currency translation adjustment reported as a separate component of comprehensive income. An analysis of this account for the respective years ended December 31 follows:

                                                                               2002             2001              2000
----------------------------------------------------------------------------------------------------------------------

Beginning amount of cumulative translation adjustments              $       (8,471)          (5,546)           (4,748)
----------------------------------------------------------------------------------------------------------------------

Aggregate adjustment for the period resulting from
      translation adjustments                                                  753           (4,500)           (1,228)
Amount of income tax (expense) benefit for period
      related to aggregate adjustment                                         (214)           1,575               430
----------------------------------------------------------------------------------------------------------------------
Net aggregate translation included in equity                                   539           (2,925)             (798)
----------------------------------------------------------------------------------------------------------------------
Ending amount of cumulative translation adjustments                 $       (7,932)          (8,471)           (5,546)
----------------------------------------------------------------------------------------------------------------------
Canadian foreign exchange rate at end of year                               0.6360           0.6282            0.6672
----------------------------------------------------------------------------------------------------------------------



                                       25                            (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES
                        (in thousands, except share data)



(15) Supplementary Insurance Information

The following table summarizes certain financial information by line of business for 2002, 2001, and 2000:


                                            As of December 31                           For the year ended December 31
                    ------------------------------------------------- --------------------------------------------------------------
                                   Future                  Other      Premium                               Net change
                     Deferred  benefit reserves            policy     revenue                                   in
                      policy    and policy and             claims and  and other       Net                      policy        Other
                    acquisition contract account Unearned  benefits   contract    investment                 acquisition   operating
                       costs     balances        premiums  payable   considerations income       Benefits      costs*       expenses
------------------------------------------------------------------------------------------------------------------------------------

2002:
Life                 $  271,003  2,145,891           197   136,361     416,870       49,232      327,829       (21,693)     128,213
Annuities             1,390,936 17,411,073             0       175     291,420      646,203      672,565      (779,970)   1,043,181
Accident and health      20,281      1,432        42,316   766,569     166,516       13,839       90,437        (9,604)      82,384
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                     $1,682,220 19,558,396        42,513   903,105     874,806      709,274    1,090,831      (811,267)   1,253,778
------------------------------------------------------------------------------------------------------------------------------------

2001:
Life                 $  254,646  2,073,241         1,156   153,593     415,681       55,505      346,868        (9,099)     121,090
Annuities               900,108 11,298,838             0       327     177,206      511,844      452,737      (297,172)     523,786
Accident and health      10,678      2,864        40,347   703,030     364,094       26,710      266,917       (10,168)     149,377
------------------------------------------------------------------------------------------------------------------------------------

                     $1,165,432 13,374,943        41,503   856,950     956,981      594,059    1,066,522      (316,439)     794,253
------------------------------------------------------------------------------------------------------------------------------------

2000:
Life                 $  246,785  2,014,015         2,823   165,925     389,226       43,195      329,805       (14,858)     151,790
Annuities               690,254  9,007,312             0        25     173,050      372,573      291,125      (128,288)     354,017
Accident and health       4,472          0        46,084   746,589     448,983       22,631      356,753         3,398      157,038
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                     $  941,511 11,021,327        48,907   912,539   1,011,259      438,399      977,683      (139,748)     662,845
------------------------------------------------------------------------------------------------------------------------------------

     * See note 1 for total gross amortization.

                                     PART C
                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

      a.  Financial Statements

      The following financial Statements of the Company are included in Part B hereof.

      1. Independent Auditors' Report.
      2. Consolidated Balance Sheets as of December 31, 2002 and 2001.
      3. Consolidated Statements of Operations for the years ended December 31, 2002, 2001 and 2000.
      4. Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2002, 2001 and 2000.
      5. Consolidated Statements of Stockholder's Equity for the years ended December 31, 2002, 2001 and 2000.
      6. Consolidated Statements of Cash Flows for the years ended
         December 31, 2002, 2001 and 2000.
      7. Notes to Consolidated Financial Statements - December 31, 2002, 2001 and 2000.

      The following financial statements of the Variable Account are included in Part B hereof.

      1. Independent Auditors' Report.
      2. Statements of Assets and Liabilities as of December 31, 2002.
      3. Statements of Operations for the period ended December 31, 2002.
      4. Statements of Changes in Net Assets for the years ended
         December 31, 2002 and 2001.
      5. Notes to Financial Statements - December 31, 2002.

    b.  Exhibits

      1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account(1)
      2.   Not  Applicable
      3.a. Principal  Underwriter's  Agreement(2)
      3.b. Selling Agreement(6)
      4.a. Individual Variable Annuity Contract-Rewards(5)
      4.b. Individual Variable Annuity Contract-New Rewards Contracts(12)
      4.c. Schedule Page-Revised Rewards Contracts (11)
      4.d. Schedule Page-New Rewards Contracts(12)
      4.e. Annuity Option 6 Amendment Endorsement(12)
      4.f. Waiver of Contingent Deferred Sales Charge Endorsement-Rewards(5) 4.g. Traditional GMDB Endorsement-Rewards(5)
      4.h. Enhanced GMDB Endorsement-Original Rewards Contracts(5)
      4.i. Enhanced GMDB Endorsement-Revised Rewards Contracts(11)
      4.j. Enhanced GMDB Endorsement-New Rewards Contracts(12)
      4.k. Individual Retirement Annuity Endorsement(5)
      4.l. Unisex Endorsement(5)
      4.m. Pension Plan and Profit Sharing Plan Endorsement(5)
      4.n. Group Pension Plan Death Benefit Endorsement(5)
      4.o. 403(b) Annuity Endorsement(5)
      4.p. Roth IRA Endorsement(5)
      4.q. Traditional GMIB-New & Original Rewards Contracts(12)
      4.r. Enhanced GMIB Endorsement-Revised Rewards Contracts (11)
      4.s. Enhanced GMIB Endorsement-New & Original Rewards Contracts(12)
      4.t. Traditional GPWB Endorsement-Rewards(12)
      4.u. Enhanced GPWB Endorsement-Rewards(12)
      4.v. Schedule Page - High Five Bonus *
      4.w. High Five Bonus Endorsement 1 *
      4.x. High Five Bonus Endorsement 2 *
      5.a. Application for Ind Var Ann Contract-Original Contracts (5)
        b. Application for Ind Var Ann Contract-Revised Contracts (11)
        c. Application for Ind Var Ann Contract-New Contracts(12)
        d. Application for Ind Var Ann Contract-High Five Bonus *
      6.   (i)   Copy  of  Articles  of  Incorporation of the Company(1)
           (ii)  Copy  of  the  Bylaws  of  the  Company(1)
      7.   Not Applicable
      8.a. Copy of Fund Participation Agreement between AIM Variable
           Insurance Funds, Inc., Allianz Life Insurance Company of North America and NALAC Financial Plans LLC(3)
        b. Copy of Fund Participation Agreement between USAllianz Variable Insurance Products Trust, Allianz Life Insurance Company of
           North America and BISYS Fund Services Limited Partnership(3)
        c. Copy of Fund Participation Agreement between Davis Variable
           Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance Company of North America(4)
        d. Copy of Fund Participation Agreement between Oppenheimer Variable Account Funds, Oppenheimer Funds Inc. and Allianz Life Insurance Company of North America(4)
        e. Copy of Fund Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust, and PIMCO Fund Distributors, LLC(4)
        f. Copy of Fund Participation Agreement between Seligman Portfolios, Inc. and Allianz Life Insurance Company of North America(4)
        g. Copy of Fund Participation Agreement between The Prudential Series Fund, Inc., The Prudential Insurance Company of America, and Prudential Investment Management Services LLC(7)
        h. Copy of Fund Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Templeton Variable Products Series Fund, Franklin Templeton Distributors, Inc. and Allianz Life Insurance Company of North America (8)
        i. Copy of Fund Participation Agreement between Van Kampen Life Investment Trust, Van Kampen Funds Inc, Van Kampen Asset
           Management and Allianz Life of North America (9)
        j. Copy of Fund Participation Agreement between Van Kampen Funds, Inc., and USAllianz Investor Services, LLC (9)
        k. Copy of Portfolio Management Agreement between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust,and Van Kampen Asset Management, Inc. (9)
        l. Copy of Portfolio Management Agreement between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and Van Kampen Investment Advisory Corporation. (9)
        m. Copy of Portfolio Management Agreement between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust and Van Kampen Asset Management, Inc. (9)
        n. Copy of Portfolio Management Agreement between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and Alliance Capital Management L.P. (9)
        o. Copy of Portfolio Management Agreement between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and PIMCO
           Advisers L.P. (9)
        p. Copy of Portfolio Management Agreement between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust and Templeton Investment Counsel,LLC. (9)
        q. Copy of Fund Participation Agreement between Dreyfus Investment Portfolios and Allianz Life Insurance Company of North America (9)
        r. Copy of Portfolio Management Agreement between USAllianz Advisers, LLC and OppenheimerFunds, Inc.(12)
        s. Copy of Portfolio Management Agreement bewteen USAllianz Advisers,LLC USAllianz Variable Insurance Products Trust, PIMCO Advisors Retail Holdings LLC and NFJ Investment Group L.P.(12)
        t. Form of Portfolio Management Agreement between Allianz Life Insurance Company of North America, the Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, and Morgan Stanley Investment Management Inc.(12)
       9.  Opinion and Consent of Counsel*
      10.  Independent Auditors' Consent*
      11.  Not Applicable
      12.  Not Applicable
      13.  Calculation of Performance Data(12)
      14.  Company Organizational Chart(12)
      15.  Powers of Attorney (13)
        *  to be filed by amendment

(1) Incorporated by reference from Registrant's Form N-4 (File Nos. 333-06709 and 811-05618) electronically filed on June 24, 1996.
(2) Incorporated by reference from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-06709 and 811-05618) electronically filed on December 13, 1996.
(3) Incorporated by reference from Registrant's Form N-4 (File Nos. 333-06709 and 811-05618) electronically filed on November 12, 1999.
(4) Incorporated by reference from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos.333-82329 and 811-05618) electronically filed December 30, 1999.
(5) Incorporated by reference from Registrant's Form N-4 (File Nos. 333-95729 and 811-05618) electronically filed on January 31, 2000.
(6) Incorporated by reference from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-95729 and 811-05618) electronically filed on
     April 13, 2000.
(7) Incorporated by reference from Post-Effective Amendment No.2 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on December 15, 2000.
(8) Incorporated by reference from Post-Effective Amendment No.3 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on April 26, 2001.
(9) Incorporated by reference from Post-Effective Amendment No. 3 to Allianz Life Variable Account A's Form N-6 (File Nos. 333-60206 and 811-04965) electronically filed on January 6, 2003.
(10) Incorporated by reference from Registrant's Form N-4 (File Nos. 333-90260 and 811-05618) electronically filed on June 11, 2002.
(11) Incorporated by reference from Post-Effective Amendment No. 5 to Registrant's Form N-4 (File Nos. 333-95729 and 811-05618) electronically Filed on June 21, 2002.
(12) Incorporated by reference from Post-Effective Amendment No. 11 to Registrant's Form N-4 (File Nos. 333-95729 and 811-05618) electronically filed on April 25, 2003.
(13) Incorporated by reference from Post-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-101812 and 811-05618) electronically filed on October 6, 2003.


Item 25. Officers and directors of Allianz Life Insurance Company of North America.

Unless noted otherwise, all officers and directors have the following principal business address:

                             5701 Golden Hills Drive
                           Minneapolis, MN 55416-1297

              ---------------------------------------- ------------------------------------------------------------
              Name                                     Position and offices
              ---------------------------------------- ------------------------------------------------------------
              Robert MacDonald                         Director
              ---------------------------------------- ------------------------------------------------------------
              Mark A. Zesbaugh                         Director and Chief Executive Officer
              ---------------------------------------- ------------------------------------------------------------
              Charles M. Kavitsky                      President and Chief Marketing Officer
              ---------------------------------------- ------------------------------------------------------------
              Gabrielle M. Matzdorff                   Senior Vice President and Chief Financial Officer
              ---------------------------------------- ------------------------------------------------------------
              Neil H. McKay                            Senior Vice President and Chief Actuary
              ---------------------------------------- ------------------------------------------------------------
              Suzanne J. Pepin                         Senior Vice President, Secretary and Chief Legal Officer
              ---------------------------------------- ------------------------------------------------------------
              Douglas P. Reynolds                      Senior Vice President and Chief Information Officer
              ---------------------------------------- ------------------------------------------------------------
              Denise Blizil                            Senior Vice President and Chief Administrative Officer
              ---------------------------------------- ------------------------------------------------------------
              Christopher H. Pinkerton                 Senior Vice President (Variable)
              ---------------------------------------- ------------------------------------------------------------
              Michael M. Ahles                         Vice President (Variable)
              ---------------------------------------- ------------------------------------------------------------
              Tracy H. Gardner                         Vice President (Variable)
              ---------------------------------------- ------------------------------------------------------------
              Nikole N. Krakow                         Vice President and Controller (Corporate)
              ---------------------------------------- ------------------------------------------------------------
              Peggy A. Moon                            Vice President (Compliance)
              ---------------------------------------- ------------------------------------------------------------
              Carol B. Shaw                            Vice President (Variable)
              ---------------------------------------- ------------------------------------------------------------
              Corey J. Walther                         Vice President (Variable)
              ---------------------------------------- ------------------------------------------------------------
              James Campbell                           Director
              c/o Wells Fargo and Company
              Wells Fargo Center
              Sixth & Marquette
              Minneapolis, MN 55479-0116
              ---------------------------------------- ------------------------------------------------------------
              Reverend Dennis Dease                    Director
              c/o University of St. Thomas
              215 Summit Avenue
              St. Paul, MN  55105-1096
              ---------------------------------------- ------------------------------------------------------------
              Robert Kimmitt                           Director
              Commerce One, Inc.
              4440 Rosewood Drive
              Pleasanton, CA 94588-3050
              ---------------------------------------- ------------------------------------------------------------
              Dr. Gerhard Rupprecht                    Director
              Reinsburgstrasse 19
              D-70178
              Stuttgart, Germany
              ---------------------------------------- ------------------------------------------------------------
              Paul M. Saffert                          Director
              Allianz of America Corp.
              777 San Marin Drive
              Novato, CA 94998
              ---------------------------------------- ------------------------------------------------------------
              Michael P. Sullivan                      Director
              7505 Metro Boulevard
              Minneapolis, MN 55439
              ---------------------------------------- ------------------------------------------------------------
              Jan Carendi                              Director and Chairman of the Board
              Allianz AG
              Koenigin Strasse 28
              D-80802
              Munich, Germany
              ---------------------------------------- ------------------------------------------------------------


Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The  Company   organizational   chart  is   incorporated   by   reference   from
Post-Effective Amendment No. 11 to Registrant's Form N-4 (File Nos. 333-95729 and 811-05618) electronically filed on April 25, 2003.


Item 27. Number of Contract Owners

As of September 30, 2003 there were 4971 qualified Rewards Variable Annuity Contract Owners and 3304 non-qualified Rewards Variable Annuity Contract Owners with Contracts in the separate account. There are no contract owners yet under the High Five Bonus contract.


Item 28. Indemnification

The Bylaws of the Insurance Company provide that:

Each person (and the heirs, executors, and administrators of such person) made or threatened to be made a party to any action, civil or criminal, by reason of being or having been a Director, officer, or employee of the corporation (or by reason of serving any other organization at the request of the corporation) shall be indemnified to the extent permitted by the laws of the State of Minnesota, and in the manner prescribed therein.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Insurance Company pursuant to the foregoing, or otherwise, the Insurance Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Insurance Company of expenses incurred or paid by a director, officer or controlling person of the Insurance Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29. Principal Underwriters

a. USAllianz Investor Services, LLC is the principal underwriter for the Contracts. It also is the principal underwriter for:

                 Allianz  Life  Variable  Account  A
                 Allianz  Life  of NY Variable  Account  C


b. The following are the officers(managers) and directors (Board of Governors) of USAllianz Investor Services, LLC. All officers and directors have the following principal business address:

                            5701 Golden Hills Drive
                             Minneapolis, MN 55416-1297

Name                        Positions and Offices with Underwriter
----------------------      -----------------------------------------------------------------------
Christopher H.Pinkerton    Chairman, Chief Executive Officer, President, Chief Manager and Governor

Tracy H. Gardner           Chief Administrative Officer, Senior Vice President and Governor

Michael M. Ahles           Chief Financial Officer, Senior Vice President, Treasurer and Governor

Catherine Q. Farley        Senior Vice President

Keith L. Johnson           Senior Vice President

Carol B.Shaw               Senior Vice President

Corey J. Walther           Senior Vice President

Dave Schliesman            Senior Vice President-Sales

Jeffrey W. Kletti          Vice President

Jennifer J. Wagner         Vice President

Cynthia M. Robeck          2nd Vice President

Myron Rothstein            2nd Vice President

Edward Barrett             Divisional VP - SE

Kevin Rooney               Divisional VP - MID

Gerald Boucher             Divisional VP - W

Wayne Peterson             Compliance Officer

Stewart Gregg              Secretary

Wayne Robinson             Assistant Secretary


     c.  Not Applicable


Item 30. Location of Accounts and Records

Michael Ahles, whose address is 5701 Golden Hills Drive, Minneapolis, Minnesota 55416 and Delaware Valley Financial Services, USAllianz Service Center, 300 Berwyn Park, Berwyn, Pennsylvania 19312, maintain physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.


Item 31. Management Services

Not  Applicable


Item 32. Undertakings

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.




                                 REPRESENTATIONS

Allianz Life Insurance Company of North America ("Company") hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

The Insurance Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:

   1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

   2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

   3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

   4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.


                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Allianz Life Insurance Company of North America on behalf of the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis and State of Minnesota, on this 21st day of November, 2003.


                                  ALLIANZ  LIFE
                                  VARIABLE  ACCOUNT  B
                                  (Registrant)


                                  By:  ALLIANZ  LIFE  INSURANCE COMPANY
                                       OF  NORTH  AMERICA
                                          (Depositor)

                                  By: /S/ STEWART GREGG
                                     --------------------------------
                                          Stewart Gregg
                                          Senior Counsel



                                  ALLIANZ  LIFE  INSURANCE  COMPANY
                                  OF  NORTH  AMERICA
                                   (Depositor)

                                   By: /S/ STEWART GREGG
                                      ------------------------------
                                           Stewart Gregg
                                           Senior Counsel

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 21st of November, 2003.

Signature  and  Title


Robert W. MacDonald*       Director
Robert W. MacDonald

Mark A. Zesbaugh*          Director and Chief Executive Officer
Mark A. Zesbaugh

Michael P. Sullivan*       Director
Michael P. Sullivan

Dr. Gerhard Rupprecht*     Director
Dr. Gerhard Rupprecht

Rev. Dennis J. Dease*      Director
Rev. Dennis J. Dease

James R. Campbell*         Director
James R. Campbell

Robert M. Kimmitt*         Director
Robert M. Kimmitt

Jan Carendi*               Director and Chairman of the Board
Jan Carendi

Paul M Saffert*            Director
Paul M Saffert

Gabby Matzdorff*           Senior Vice President and
Gabby Matzdorff            Chief Financial Officer

Charles Kavitsky*          President and
Charles Kavitsky           Chief Marketing Officer

Denise Blizil*             Sr. Vice President and
Denise Blizil              Chief Administrative Officer



                                    *By    Power  of  Attorney


                                     By: /S/ STEWART GREGG
                                         --------------------
                                         Stewart Gregg
                                         Attorney-in-Fact

                                    EXHIBITS

                                       TO

                          POST-EFFECTIVE AMENDMENT NO. 12

                                       TO

                                    FORM N-4

                         ALLIANZ LIFE VARIABLE ACCOUNT B

                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA






                                INDEX TO EXHIBITS

EXHIBIT

EX-99.B4.v. Schedule Page - High Five Bonus(to be filed by amendment)

EX-99.B4.w. High Five Bonus Endorsement 1 (to be filed by amendment)

EX-99.B4.x. High Five Bonus Endorsement 2 (to be filed by amendment)

EX-99.B5.d. Application for Ind Var Ann Contract-High Five Bonus
            (to be filed by amendment)

EX-99.B9    Opinion and Consent of Counsel (to be filed by amendment)

EX-99.B10   Independent Auditors' Consent (to be filed by amendment)